UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  January 31

Date of reporting period: February 1, 2019—July 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | July 31, 2019 Vanguard U.S. Government Bond Funds

Vanguard Short-Term Treasury Fund

Vanguard Short-Term Federal Fund

Vanguard Intermediate-Term Treasury Fund

Vanguard GNMA Fund

Vanguard Long-Term Treasury Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Short-Term Treasury Fund	4
Short-Term Federal Fund	19
Intermediate-Term Treasury Fund	37
GNMA Fund	53
Long-Term Treasury Fund	72
Trustees Approve Advisory Arrangements	86

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	1/31/2019	7/31/2019	Period
Based on Actual Fund Return
Short-Term Treasury Fund
Investor Shares	$1,000.00	$1,022.00	$1.00
Admiral™ Shares	1,000.00	1,022.51	0.50
Short-Term Federal Fund
Investor Shares	$1,000.00	$1,024.39	$1.00
Admiral Shares	1,000.00	1,024.90	0.50
Intermediate-Term Treasury Fund
Investor Shares	$1,000.00	$1,044.31	$1.01
Admiral Shares	1,000.00	1,044.82	0.51
GNMA Fund
Investor Shares	$1,000.00	$1,033.73	$1.06
Admiral Shares	1,000.00	1,034.24	0.55
Long-Term Treasury Fund
Investor Shares	$1,000.00	$1,102.69	$1.04
Admiral Shares	1,000.00	1,103.23	0.52

2

Six Months Ended July 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	1/31/2019	7/31/2019	Period
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Short-Term Federal Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Intermediate-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
GNMA Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.25	0.55
Long-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Short-Term Federal Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Intermediate-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the GNMA Fund, 0.21% for Investor Shares and 0.11% for Admiral Shares; and for the Long-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

3

Short-Term Treasury Fund

Sector Diversification

As of July 31, 2019

Asset-Backed	0.4%
Treasury/Agency	99.6

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

4

Short-Term Treasury Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (89.4%)
U.S. Government Securities (86.3%)
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	225,000	234,077
	United States Treasury Note/Bond	1.375%	2/15/20	150,000	149,367
	United States Treasury Note/Bond	2.250%	2/29/20	150,000	150,070
	United States Treasury Note/Bond	1.125%	4/30/20	132,000	131,051
	United States Treasury Note/Bond	2.375%	4/30/20	250,000	250,470
	United States Treasury Note/Bond	1.500%	5/15/20	100,000	99,531
	United States Treasury Note/Bond	1.375%	5/31/20	85,000	84,495
	United States Treasury Note/Bond	1.500%	6/15/20	100,000	99,500
	United States Treasury Note/Bond	1.625%	6/30/20	100,000	99,578
	United States Treasury Note/Bond	1.875%	6/30/20	140,000	139,737
	United States Treasury Note/Bond	1.625%	7/31/20	140,000	139,409
	United States Treasury Note/Bond	1.500%	8/15/20	195,000	193,904
	United States Treasury Note/Bond	2.625%	8/15/20	120,000	120,713
	United States Treasury Note/Bond	1.375%	8/31/20	215,000	213,489
	United States Treasury Note/Bond	2.750%	9/30/20	100,000	100,828
	United States Treasury Note/Bond	1.625%	10/15/20	3,200	3,186
	United States Treasury Note/Bond	1.875%	12/15/20	11,150	11,134
	United States Treasury Note/Bond	2.500%	12/31/20	94,000	94,690
	United States Treasury Note/Bond	1.375%	1/31/21	110,000	109,055
1	United States Treasury Note/Bond	2.125%	1/31/21	152,000	152,356
	United States Treasury Note/Bond	2.250%	2/15/21	125,000	125,547
	United States Treasury Note/Bond	3.625%	2/15/21	32,000	32,805
	United States Treasury Note/Bond	1.125%	2/28/21	202,000	199,443
	United States Treasury Note/Bond	2.000%	2/28/21	50,000	50,039
	United States Treasury Note/Bond	1.375%	4/30/21	110,000	108,968
	United States Treasury Note/Bond	2.625%	5/15/21	190,000	192,316
	United States Treasury Note/Bond	1.375%	5/31/21	265,000	262,432
	United States Treasury Note/Bond	2.000%	5/31/21	215,000	215,303
	United States Treasury Note/Bond	1.625%	6/30/21	43,000	42,785
	United States Treasury Note/Bond	1.125%	7/31/21	100,000	98,500
	United States Treasury Note/Bond	2.750%	8/15/21	252,000	256,332
	United States Treasury Note/Bond	2.000%	8/31/21	340,000	340,796
	United States Treasury Note/Bond	2.750%	9/15/21	3,600	3,666
	United States Treasury Note/Bond	1.250%	10/31/21	180,000	177,525
	United States Treasury Note/Bond	1.875%	11/30/21	225,000	225,070
	United States Treasury Note/Bond	2.500%	1/15/22	50,000	50,765
	United States Treasury Note/Bond	1.875%	1/31/22	290,000	290,090
	United States Treasury Note/Bond	1.750%	2/28/22	27,000	26,933
	United States Treasury Note/Bond	1.875%	2/28/22	75,000	75,046
	United States Treasury Note/Bond	1.750%	4/30/22	35,000	34,918

5

Short-Term Treasury Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	1.875%	4/30/22	50,000	50,039
	United States Treasury Note/Bond	1.750%	6/15/22	21,900	21,859
	United States Treasury Note/Bond	1.875%	7/31/22	120,000	120,113
	United States Treasury Note/Bond	1.625%	8/15/22	185,000	183,844
	United States Treasury Note/Bond	1.875%	8/31/22	85,000	85,093
	United States Treasury Note/Bond	1.625%	11/15/22	80,000	79,450
	United States Treasury Note/Bond	2.000%	11/30/22	203,530	204,548
	United States Treasury Note/Bond	2.125%	12/31/22	70,000	70,678
	United States Treasury Note/Bond	1.750%	1/31/23	303,000	302,100
	United States Treasury Note/Bond	2.000%	2/15/23	150,000	150,843
	United States Treasury Note/Bond	1.500%	3/31/23	29,750	29,397
	United States Treasury Note/Bond	1.375%	6/30/23	32,000	31,450
	United States Treasury Note/Bond	2.750%	7/31/23	8,300	8,589
	United States Treasury Note/Bond	1.375%	9/30/23	45,000	44,170
	United States Treasury Note/Bond	2.875%	9/30/23	65,000	67,681
	United States Treasury Note/Bond	2.250%	12/31/23	20,000	20,344
	United States Treasury Note/Bond	2.625%	12/31/23	165,000	170,465
	United States Treasury Note/Bond	2.250%	1/31/24	58,000	59,033
	United States Treasury Note/Bond	2.000%	4/30/24	81,000	81,582
	United States Treasury Note/Bond	2.000%	5/31/24	50,000	50,398
	United States Treasury Note/Bond	2.000%	6/30/24	70,000	70,503
	United States Treasury Note/Bond	2.125%	7/31/24	50,000	50,664
					7,338,762
Agency Bonds and Notes (3.1%)
2	AID-Tunisia	1.416%	8/5/21	12,800	12,569
3	Federal National Mortgage Assn.	0.000%	10/9/19	80,600	80,253
	Government Trust Certificate	0.000%	10/1/20	12,119	11,817
	Private Export Funding Corp.	1.450%	8/15/19	30,534	30,528
	Private Export Funding Corp.	2.250%	3/15/20	5,800	5,804
	Private Export Funding Corp.	2.300%	9/15/20	7,550	7,577
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	27,490	26,955
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	91,620	89,364
					264,867
Conventional Mortgage-Backed Securities (0.0%)
3,4	Freddie Mac Gold Pool	6.000%	10/1/27–4/1/28	61	68
Total U.S. Government and Agency Obligations (Cost $7,547,668)					7,603,697
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
4	Small Business Administration Participation Certs 2002-20L	5.100%	12/1/22	481	491
4	Small Business Administration Participation Certs 2004-20F	5.520%	6/1/24	761	797
4	Small Business Administration Participation Certs 2004-20G	5.190%	7/1/24	331	346
4	Small Business Administration Participation Certs 2005-20J	5.090%	10/1/25	1,069	1,113
4	Small Business Administration Participation Certs 2006-20D	5.640%	4/1/26	1,396	1,470
4	Small Business Administration Participation Certs 2006-20L	5.120%	12/1/26	2,117	2,224
4	Small Business Administration Participation Certs 2007-20D	5.320%	4/1/27	1,582	1,663
4	Small Business Administration Participation Certs 2007-20G	5.820%	7/1/27	1,139	1,205

6

Short-Term Treasury Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Small Business Administration Participation Certs 2007-20I	5.560%	9/1/27	6,269	6,642
4	Small Business Administration Participation Certs 2009-20I	4.200%	9/1/29	2,672	2,783
4	Small Business Administration Participation Certs 2009-20J	3.920%	10/1/29	4,072	4,223
4	Small Business Administration Participation Certs 2009-20K	4.090%	11/1/29	2,020	2,099
4	Small Business Administration Participation Certs 2018-20C	5.230%	3/1/27	1,770	1,853
4	Small Business Administration Participation Certs 2018-20E	5.310%	5/1/27	3,210	3,400
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $30,107)					30,309

				Shares
Temporary Cash Investment (13.2%)
Money Market Fund (13.2%)
5	Vanguard Market Liquidity Fund
	(Cost $1,122,531)	2.386%		11,224,176	1,122,530
Total Investments (103.0%) (Cost $8,700,306)					8,756,536
Other Assets and Liabilities (-3.0%)
Other Assets					284,954
Liabilities					(536,630)
					(251,676)
Net Assets (100%)					8,504,860

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	7,634,006
Affiliated Issuers	1,122,530
Total Investments in Securities	8,756,536
Investment in Vanguard	405
Receivables for Investment Securities Sold	242,994
Receivables for Accrued Income	34,881
Receivables for Capital Shares Issued	6,223
Variation Margin Receivable—Futures Contracts	70
Other Assets	381
Total Assets	9,041,490
Liabilities
Payables for Investment Securities Purchased	521,288
Payables for Capital Shares Redeemed	7,684
Payables for Distributions	3,212
Payables to Vanguard	2,057
Options Written, at Value[6]	302
Variation Margin Payable—Futures Contracts	2,087
Total Liabilities	536,630
Net Assets	8,504,860

7

Short-Term Treasury Fund

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	8,600,957
Total Distributable Earnings (Loss)	(96,097)
Net Assets	8,504,860

Investor Shares–Net Assets
Applicable to 64,690,875 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	683,112
Net Asset Value Per Share–Investor Shares	$10.56

Admiral Shares–Net Assets
Applicable to 740,722,449 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,821,748
Net Asset Value Per Share–Admiral Shares	$10.56

•    See Note A in Notes to Financial Statements.

1   Securities with a value of $6,030,000 have been segregated as initial margin for open futures contracts.

2   U.S. government-guaranteed.

3   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6   Includes premium received of $630,000.

8

Short-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	8/23/19	552	$129.50	71,484	(17)

Put Options
10-Year U.S. Treasury Note Futures Contracts	8/23/19	552	$127.50	70,380	(285)
Total Options Written (Premiums Received $630)					(302)

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	10,159	2,178,153	(4,383)
10-Year U.S. Treasury Note	September 2019	16	2,039	4
				(4,379)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2019	(136)	(24,149)	(124)
5-Year U.S. Treasury Note	September 2019	(8)	(940)	1
				(123)
				(4,502)

See accompanying Notes, which are an integral part of the Financial Statements.

9

Short-Term Treasury Fund

Statement of Operations

Six Months Ended July 31, 2019
($000)
Investment Income
Income
Interest[1]	126,993
Total Income	126,993
Expenses
The Vanguard Group—Note B
Investment Advisory Services	560
Management and Administrative—Investor Shares	577
Management and Administrative—Admiral Shares	2,996
Marketing and Distribution—Investor Shares	43
Marketing and Distribution—Admiral Shares	214
Custodian Fees	19
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—Admiral Shares	60
Trustees’ Fees and Expenses	2
Total Expenses	4,485
Net Investment Income	122,508
Realized Net Gain (Loss)
Investment Securities Sold[1]	13,682
Futures Contracts	20,357
Purchased Options	(114)
Written Options	688
Realized Net Gain (Loss)	34,613
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	37,006
Futures Contracts	(5,026)
Purchased Options	9
Written Options	374
Change in Unrealized Appreciation (Depreciation)	32,363
Net Increase (Decrease) in Net Assets Resulting from Operations	189,484

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,796,000, $17,000, and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Short-Term Treasury Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122,508	171,682
Realized Net Gain (Loss)	34,613	(97,804)
Change in Unrealized Appreciation (Depreciation)	32,363	85,373
Net Increase (Decrease) in Net Assets Resulting from Operations	189,484	159,251
Distributions
Net Investment Income
Investor Shares	(9,761)	(14,540)
Admiral Shares	(112,814)	(157,171)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(122,575)	(171,711)
Capital Share Transactions
Investor Shares	6,262	(64,568)
Admiral Shares	375,315	352,852
Net Increase (Decrease) from Capital Share Transactions	381,577	288,284
Total Increase (Decrease)	448,486	275,824
Net Assets
Beginning of Period	8,056,374	7,780,550
End of Period	8,504,860	8,056,374

See accompanying Notes, which are an integral part of the Financial Statements.

11

Short-Term Treasury Fund

Financial Highlights

Investor Shares

	Six Months Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.48	$10.49	$10.65	$10.73	$10.75	$10.71
Investment Operations
Net Investment Income	.150 [1]	.227 [1]	.127 [1]	.094	.074	.055
Net Realized and Unrealized Gain (Loss) on Investments	.079	(.009)	(.160)	(.048)	(.004)	.053
Total from Investment Operations	.229	.218	(.033)	.046	.070	.108
Distributions
Dividends from Net Investment Income	(.149)	(.228)	(.127)	(.094)	(.074)	(.055)
Distributions from Realized Capital Gains	—	—	—	(.032)	(.016)	(.013)
Total Distributions	(.149)	(.228)	(.127)	(.126)	(.090)	(.068)
Net Asset Value, End of Period	$10.56	$10.48	$10.49	$10.65	$10.73	$10.75

Total Return[2]	2.20%	2.11%	-0.31%	0.43%	0.66%	1.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$683	$671	$737	$900	$1,005	$1,044
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.86%	2.18%	1.20%	0.87%	0.69%	0.52%
Portfolio Turnover Rate[3]	245%	282%	280%	249%	211%	87%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 7%, 37%, 7%, 3%, 35%, and 22% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Short-Term Treasury Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.48	$10.49	$10.65	$10.73	$10.75	$10.71
Investment Operations
Net Investment Income	.155 [1]	.238 [1]	.138 [1]	.105	.085	.066
Net Realized and Unrealized Gain (Loss) on Investments	.080	(.010)	(.160)	(.048)	(.004)	.053
Total from Investment Operations	.235	.228	(.022)	.057	.081	.119
Distributions
Dividends from Net Investment Income	(.155)	(.238)	(.138)	(.105)	(.085)	(.066)
Distributions from Realized Capital Gains	—	—	—	(.032)	(.016)	(.013)
Total Distributions	(.155)	(.238)	(.138)	(.137)	(.101)	(.079)
Net Asset Value, End of Period	$10.56	$10.48	$10.49	$10.65	$10.73	$10.75

Total Return[2]	2.25%	2.21%	-0.21%	0.53%	0.76%	1.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,822	$7,385	$7,044	$6,805	$6,271	$5,915
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.96%	2.28%	1.30%	0.97%	0.79%	0.62%
Portfolio Turnover Rate[3]	245%	282%	280%	249%	211%	87%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 7%, 37%, 7%, 3%, 35%, and 22% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Short-Term Treasury Fund

Notes to Financial Statements

Vanguard Short-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

14

Short-Term Treasury Fund

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented 24% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2019, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions

15

Short-Term Treasury Fund

may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs

16

Short-Term Treasury Fund

of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $405,000, representing 0.00% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,603,697	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	30,309	—
Temporary Cash Investments	1,122,530	—	—
Option Written	(302)	—	—
Futures Contracts—Assets[1]	70	—	—
Futures Contracts—Liabilities[1]	(2,087)	—	—
Total	1,120,211	7,634,006	—

1 Represents variation margin on the last day of the reporting period.

D.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,701,993
Gross Unrealized Appreciation	60,048
Gross Unrealized Depreciation	(9,049)
Net Unrealized Appreciation (Depreciation)	50,999

17

Short-Term Treasury Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $181,082,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended July 31, 2019, the fund purchased $8,252,977,000 of investment securities and sold $8,304,243,000 of investment securities, other than temporary cash investments.

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	167,896	15,982	224,749	21,543
Issued in Lieu of Cash Distributions	8,475	804	12,859	1,232
Redeemed	(170,109)	(16,172)	(302,176)	(28,954)
Net Increase (Decrease)—Investor Shares	6,262	614	(64,568)	(6,179)
Admiral Shares
Issued	1,174,785	111,750	2,652,005	254,299
Issued in Lieu of Cash Distributions	90,788	8,613	126,894	12,159
Redeemed	(890,258)	(84,628)	(2,426,047)	(233,016)
Net Increase (Decrease)—Admiral Shares	375,315	35,735	352,852	33,442

G.   Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

18

Short-Term Federal Fund

Sector Diversification

As of July 31, 2019

Asset-Backed	7.2%
Government Mortgage-Backed	19.0
Treasury/Agency	73.8

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

19

Short-Term Federal Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (83.7%)
U.S. Government Securities (26.1%)
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	70,000	74,727
	United States Treasury Note/Bond	2.000%	7/31/20	45,000	44,972
	United States Treasury Note/Bond	1.375%	10/31/20	104,500	103,716
	United States Treasury Note/Bond	2.500%	12/31/20	3,400	3,425
	United States Treasury Note/Bond	2.000%	2/28/21	116,842	116,934
	United States Treasury Note/Bond	1.625%	6/30/21	37,000	36,815
	United States Treasury Note/Bond	2.625%	12/15/21	6,600	6,720
	United States Treasury Note/Bond	2.500%	1/15/22	26,000	26,398
	United States Treasury Note/Bond	1.500%	1/31/22	393,000	389,683
	United States Treasury Note/Bond	1.875%	1/31/22	14,000	14,004
	United States Treasury Note/Bond	1.875%	2/28/22	1,000	1,001
	United States Treasury Note/Bond	1.750%	3/31/22	100,000	99,750
	United States Treasury Note/Bond	2.250%	4/15/22	43,000	43,450
	United States Treasury Note/Bond	1.750%	6/15/22	46,400	46,313
	United States Treasury Note/Bond	1.625%	8/31/22	8,100	8,048
1	United States Treasury Note/Bond	1.875%	9/30/22	14,700	14,721
	United States Treasury Note/Bond	1.625%	11/15/22	116,000	115,202
	United States Treasury Note/Bond	2.750%	7/31/23	10,600	10,969
	United States Treasury Note/Bond	2.375%	2/29/24	13,000	13,311
	United States Treasury Note/Bond	1.750%	6/30/24	5,200	5,180
	United States Treasury Note/Bond	3.000%	10/31/25	33,300	35,454
					1,210,793
Agency Bonds and Notes (40.5%)
2	AID-Israel	0.000%	11/1/19	14,470	14,391
2	AID-Israel	5.500%	9/18/23	6,833	7,781
2	AID-Israel	5.500%	12/4/23	3,600	4,121
2	AID-Israel	5.500%	4/26/24	1,615	1,868
2	AID-Israel	0.000%	11/1/24	6,905	6,157
2	AID-Jordan	2.503%	10/30/20	2,600	2,611
2	AID-Tunisia	1.416%	8/5/21	8,800	8,641
3	Fannie Mae Principal Strip	0.000%	1/15/30	5,100	3,946
	Federal Home Loan Banks	1.750%	6/12/20	20,000	19,949
4	Federal Home Loan Banks	1.800%	8/28/20	50,000	49,851
4	Federal Home Loan Banks	1.800%	8/28/20	123,250	122,881
	Federal Home Loan Banks	3.250%	11/16/28	41,100	44,607
3,4	Federal Home Loan Mortgage Corp.	1.800%	4/13/20	75,000	74,824
3,4	Federal Home Loan Mortgage Corp.	1.700%	9/29/20	164,060	163,361
3,4	Federal Home Loan Mortgage Corp.	1.800%	9/29/20	75,000	74,758
3	Federal National Mortgage Assn.	0.000%	10/9/19	136,800	136,212

20

Short-Term Federal Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4	Federal National Mortgage Assn.	1.250%	11/25/19	75,000	74,780
3,4	Federal National Mortgage Assn.	1.150%	11/29/19	77,500	77,248
3,4	Federal National Mortgage Assn.	1.750%	1/17/20	50,000	49,904
3	Federal National Mortgage Assn.	2.875%	9/12/23	9,900	10,287
3	Federal National Mortgage Assn.	2.500%	2/5/24	134,000	137,623
3	Federal National Mortgage Assn.	1.750%	7/2/24	181,000	179,711
	Government Trust Certificate	0.000%	4/1/20	10,419	10,270
	Government Trust Certificate	0.000%	10/1/20	7,711	7,519
	Private Export Funding Corp.	1.450%	8/15/19	24,042	24,037
	Private Export Funding Corp.	2.250%	3/15/20	12,393	12,402
	Private Export Funding Corp.	2.300%	9/15/20	17,450	17,511
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,668
	Private Export Funding Corp.	3.550%	1/15/24	15,500	16,527
	Private Export Funding Corp.	2.450%	7/15/24	5,300	5,405
	Private Export Funding Corp.	3.250%	6/15/25	16,200	17,179
	Resolution Funding Corp. Interest Strip	0.000%	4/15/26	12,990	11,211
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	11,864	10,013
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	7,094	5,901
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	9,894	8,176
	Resolution Funding Corp. Interest Strip	0.000%	1/15/28	6,400	5,254
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	4,590	3,740
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	88,370	86,649
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	269,717	263,077
	Tennessee Valley Authority	2.250%	3/15/20	61,100	61,127
	Tennessee Valley Authority	5.880%	4/1/36	21,000	28,876
	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	15,025
					1,880,079
Conventional Mortgage-Backed Securities (10.4%)
3,4	Fannie Mae Pool	2.000%	10/1/27–7/1/28	5,344	5,349
3,4	Fannie Mae Pool	2.500%	2/1/28–9/1/31	23,155	23,338
3,4,5	Fannie Mae Pool	3.000%	12/1/20–8/1/34	93,374	95,237
3,4,5	Fannie Mae Pool	3.500%	8/1/20–9/1/34	44,515	45,957
3,4,5	Fannie Mae Pool	4.000%	8/1/19–10/1/34	26,549	27,535
3,4	Fannie Mae Pool	4.500%	12/1/19–10/1/25	650	673
3,4	Fannie Mae Pool	5.000%	9/1/19–3/1/38	2,425	2,577
3,4	Fannie Mae Pool	5.500%	2/1/20–1/1/25	160	164
3,4	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	6,095	6,023
3,4	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/31	18,011	18,149
3,4	Freddie Mac Gold Pool	3.000%	11/1/29–3/1/31	28,912	29,509
3,4	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	11,108	11,504
3,4	Freddie Mac Gold Pool	4.000%	11/1/19–1/1/29	5,185	5,386
3,4	Freddie Mac Gold Pool	4.500%	9/1/19–9/1/26	3,718	3,815
3,4	Freddie Mac Gold Pool	5.000%	2/1/20–6/1/25	1,188	1,241
3,4	Freddie Mac Pool	3.500%	8/1/29	261	269
4,5	UMBS TBA	2.500%	7/1/34–9/1/34	173,000	173,838
4,5	UMBS TBA	3.500%	8/1/34	31,750	32,767
					483,331
Nonconventional Mortgage-Backed Securities (6.7%)
3,4,6	Fannie Mae Pool, US Treasury Yield Curve Rate T Note Constant Maturity 1YR + 2.218%	4.765%	12/1/40	1,108	1,174
3,4	Fannie Mae REMICS	3.000%	5/25/47	13,351	13,458
3,4,6	Fannie Mae REMICS 2005-95, 1M USD LIBOR + 0.410%	2.676%	11/25/35	883	883

21

Short-Term Federal Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4,6	Fannie Mae REMICS 2007-4, 1M USD LIBOR + 0.445%	2.711%	2/25/37	308	310
3,4,6	Fannie Mae REMICS 2012-122, 1M USD LIBOR + 0.400%	2.666%	11/25/42	1,124	1,123
3,4,6	Fannie Mae REMICS 2013-19, 1M USD LIBOR + 0.300%	2.566%	9/25/41	1,419	1,414
3,4,6	Fannie Mae REMICS 2013-39, 1M USD LIBOR + 0.350%	2.616%	5/25/43	1,430	1,425
3,4,6	Fannie Mae REMICS 2015-22, 1M USD LIBOR + 0.300%	2.566%	4/25/45	1,202	1,194
3,4,6	Fannie Mae REMICS 2016-55, 1M USD LIBOR + 0.500%	2.766%	8/25/46	2,451	2,462
3,4	Fannie Mae REMICS 2017-109	3.500%	11/25/45	3,662	3,802
3,4	Fannie Mae REMICS 2018-13	3.000%	3/25/48	25,277	25,517
3,4	Fannie Mae REMICS 2018-15	3.500%	10/25/44	4,103	4,243
3,4	Fannie Mae-Aces 2017-74C	3.000%	8/25/46	12,968	13,245
3,4	Fannie Mae-Aces 2018-18D	3.500%	4/25/43	34,640	35,404
3,4	Fannie Mae-Aces 2018-76E	3.500%	7/25/43	18,144	18,568
3,4	FHLMC Multifamily Structured Pass Through Certificates 4395E	2.500%	4/15/37	25,118	25,240
3,4	Freddie Mac Non Gold Pool	4.953%	7/1/33	710	750
3,4,6	Freddie Mac Non Gold Pool, 1YR CMT + 2.236%	4.522%	7/1/35	4,703	4,975
3,4,6	Freddie Mac Non Gold Pool, 1YR CMT + 2.244%	4.683%	9/1/37	3,651	3,862
3,4	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	15,322	15,543
3,4,6	Freddie Mac REMICS, 1M USD LIBOR + 0.350%	2.675%	11/15/36–8/15/43	2,163	2,166
3,4,6	Freddie Mac REMICS, 1M USD LIBOR + 0.360%	2.685%	11/15/36	807	811
3,4,6	Freddie Mac REMICS, 1M USD LIBOR + 0.450%	2.775%	6/15/42	403	404
4	Ginnie Mae REMICS	2.500%	9/20/43	6,186	6,174
4	Ginnie Mae REMICS	3.000%	1/20/45–3/20/48	127,429	128,679
					312,826
Total U.S. Government and Agency Obligations (Cost $3,863,597)					3,887,029
Asset-Backed/Commercial Mortgage-Backed Securities (6.5%)
4	Small Business Administration Participation Certs 2002-20L	5.100%	12/1/22	297	303
4	Small Business Administration Participation Certs 2004-20F	5.520%	6/1/24	699	732
4	Small Business Administration Participation Certs 2004-20G	5.190%	7/1/24	203	212
4	Small Business Administration Participation Certs 2005-20A	4.860%	1/1/25	207	216
4	Small Business Administration Participation Certs 2005-20B	4.625%	2/1/25	100	103
4	Small Business Administration Participation Certs 2005-20C	4.950%	3/1/25	73	75
4	Small Business Administration Participation Certs 2005-20G	4.750%	7/1/25	52	54

22

Short-Term Federal Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Small Business Administration Participation Certs 2005-20J	5.090%	10/1/25	660	687
4	Small Business Administration Participation Certs 2006-20D	5.640%	4/1/26	859	905
4	Small Business Administration Participation Certs 2006-20L	5.120%	12/1/26	1,313	1,380
4	Small Business Administration Participation Certs 2007-20D	5.320%	4/1/27	984	1,034
4	Small Business Administration Participation Certs 2007-20G	5.820%	7/1/27	698	738
4	Small Business Administration Participation Certs 2007-20I	5.560%	9/1/27	3,864	4,094
4	Small Business Administration Participation Certs 2007-20L	5.290%	12/1/27	47	50
4	Small Business Administration Participation Certs 2008-20B	5.160%	2/1/28	125	133
4	Small Business Administration Participation Certs 2008-20C	5.490%	3/1/28	102	108
4	Small Business Administration Participation Certs 2008-20D	5.370%	4/1/28	257	274
4	Small Business Administration Participation Certs 2008-20F	5.680%	6/1/28	99	107
4	Small Business Administration Participation Certs 2008-20H	6.020%	8/1/28	84	91
4	Small Business Administration Participation Certs 2008-20J	5.630%	10/1/28	109	115
4	Small Business Administration Participation Certs 2009-10F	2.980%	11/1/19	25	25
4	Small Business Administration Participation Certs 2009-20A	5.720%	1/1/29	63	68
4	Small Business Administration Participation Certs 2009-20D	4.310%	4/1/29	64	67
4	Small Business Administration Participation Certs 2009-20I	4.200%	9/1/29	1,460	1,520
4	Small Business Administration Participation Certs 2009-20J	3.920%	10/1/29	2,212	2,294
4	Small Business Administration Participation Certs 2009-20K	4.090%	11/1/29	1,088	1,130
4	Small Business Administration Participation Certs 2010-20H	3.520%	8/1/30	176	182
4	Small Business Administration Participation Certs 2011-20B	4.220%	2/1/31	382	401
4	Small Business Administration Participation Certs 2011-20H	3.290%	8/1/31	78	81
4	Small Business Administration Participation Certs 2012-20I	2.200%	9/1/32	57	57
4	Small Business Administration Participation Certs 2013-20G	3.150%	7/1/33	91	94
4	Small Business Administration Participation Certs 2013-20K	3.380%	11/1/33	100	103
4	Small Business Administration Participation Certs 2017-20	2.850%	10/1/37	18,657	19,022
4	Small Business Administration Participation Certs 2017-20	2.780%	12/1/37	8,873	9,030

23

Short-Term Federal Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Small Business Administration Participation Certs 2017-20	3.310%	4/1/38	29,771	31,065
4	Small Business Administration Participation Certs 2017-20	3.600%	6/1/38	15,370	16,313
4	Small Business Administration Participation Certs 2017-20	3.370%	1/1/39	9,571	10,063
4	Small Business Administration Participation Certs 2018-20	2.920%	1/1/38	12,255	12,561
4	Small Business Administration Participation Certs 2018-20	3.220%	2/1/38	19,869	20,658
4	Small Business Administration Participation Certs 2018-20C	5.230%	3/1/27	1,095	1,147
4	Small Business Administration Participation Certs 2018-20C	3.200%	3/1/38	41,282	42,914
4	Small Business Administration Participation Certs 2018-20E	5.310%	5/1/27	1,988	2,105
4	Small Business Administration Participation Certs 2018-20E	3.500%	5/1/38	8,510	8,990
4	Small Business Administration Participation Certs 2018-20J	3.770%	10/1/38	26,963	28,842
4	Small Business Administration Participation Certs 2018-20J	2.690%	7/1/44	11,000	11,081
4	Small Business Administration Participation Certs 2018-20K	3.870%	11/1/38	16,986	18,265
4	Small Business Administration Participation Certs 2018-20L	3.540%	12/1/38	21,594	22,841
4	Small Business Administration Participation Certs 2018-25F	3.670%	12/1/43	2,269	2,414
4	Small Business Administration Participation Certs 2019-20C	3.200%	3/1/39	9,000	9,386
4	Small Business Administration Participation Certs 2019-25E	3.070%	5/1/44	6,400	6,601
4	Small Business Administration Participation Certs 2019-25F	2.770%	6/1/44	10,400	10,499
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $289,087)					301,230

				Shares
Temporary Cash Investment (15.2%)
Money Market Fund (15.2%)
7	Vanguard Market Liquidity Fund
	(Cost $704,719)	2.386%		7,046,466	704,717
Total Investments (105.4%) (Cost $4,857,403)					4,892,976
Other Assets and Liabilities (-5.4%)
Other Assets					225,079
Liabilities					(477,002)
					(251,923)
Net Assets (100%)					4,641,053

24

Short-Term Federal Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	4,188,259
Affiliated Issuers	704,717
Total Investments in Securities	4,892,976
Investment in Vanguard	221
Receivables for Investment Securities Sold	204,864
Receivables for Accrued Income	16,113
Receivables for Capital Shares Issued	3,623
Other Assets	258
Total Assets	5,118,055
Liabilities
Payables for Investment Securities Purchased	469,192
Payables for Capital Shares Redeemed	3,398
Payables for Distributions	1,024
Payables to Vanguard	1,809
Variation Margin Payable—Futures Contracts	1,579
Total Liabilities	477,002
Net Assets	4,641,053

25

Short-Term Federal Fund

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	4,691,981
Total Distributable Earnings (Loss)	(50,928)
Net Assets	4,641,053

Investor Shares–Net Assets
Applicable to 55,113,142 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	588,998
Net Asset Value Per Share–Investor Shares	$10.69

Admiral Shares–Net Assets
Applicable to 379,154,979 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,052,055
Net Asset Value Per Share–Admiral Shares	$10.69

• See Note A in Notes to Financial Statements.

1 Securities with a value of $1,285,000 have been segregated as initial margin for open futures contracts.

2 U.S. government-guaranteed.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2019.

6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturity Treasury Rate.

LIBOR—London Interbank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

TBA—To Be Announced.

USD—U.S. Dollar.

26

Short-Term Federal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	3,335	715,045	(2,501)
5-Year U.S. Treasury Note	September 2019	3,651	429,192	(831)
				(3,332)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2019	(1,090)	(150,250)	462
10-Year U.S. Treasury Note	September 2019	(648)	(82,569)	29
30-Year U.S. Treasury Bond	September 2019	(159)	(24,739)	(1,035)
Ultra Long U.S. Treasury Bond	September 2019	(111)	(19,709)	(76)
				(620)
				(3,952)

See accompanying Notes, which are an integral part of the Financial Statements.

27

Short-Term Federal Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Interest[1]	64,058
Total Income	64,058
Expenses
The Vanguard Group—Note B
Investment Advisory Services	310
Management and Administrative—Investor Shares	498
Management and Administrative—Admiral Shares	1,574
Marketing and Distribution—Investor Shares	33
Marketing and Distribution—Admiral Shares	113
Custodian Fees	11
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	34
Trustees’ Fees and Expenses	1
Total Expenses	2,586
Net Investment Income	61,472
Realized Net Gain (Loss)
Investment Securities Sold[1]	5,361
Futures Contracts	2,424
Purchased Options	(395)
Written Options	433
Realized Net Gain (Loss)	7,823
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	48,134
Futures Contracts	(3,412)
Purchased Options	5
Written Options	27
Change in Unrealized Appreciation (Depreciation)	44,754
Net Increase (Decrease) in Net Assets Resulting from Operations	114,049

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,373,000, $12,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Short-Term Federal Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	61,472	99,235
Realized Net Gain (Loss)	7,823	(54,447)
Change in Unrealized Appreciation (Depreciation)	44,754	57,336
Net Increase (Decrease) in Net Assets Resulting from Operations	114,049	101,124
Distributions
Net Investment Income
Investor Shares	(7,547)	(13,574)
Admiral Shares	(53,915)	(85,703)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(61,462)	(99,277)
Capital Share Transactions
Investor Shares	(40,007)	(97,313)
Admiral Shares	43,303	(277,358)
Net Increase (Decrease) from Capital Share Transactions	3,296	(374,671)
Total Increase (Decrease)	55,883	(372,824)
Net Assets
Beginning of Period	4,585,170	4,957,994
End of Period	4,641,053	4,585,170

See accompanying Notes, which are an integral part of the Financial Statements.

29

Short-Term Federal Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.57	$10.55	$10.70	$10.79	$10.82	$10.74
Investment Operations
Net Investment Income	.136[1]	.208[1]	.142[1]	.116	.095	.066
Net Realized and Unrealized Gain (Loss) on Investments	.121	.021	(.144)	(.063)	.005	.080
Total from Investment Operations	.257	.229	(.002)	.053	.100	.146
Distributions
Dividends from Net Investment Income	(.137)	(.209)	(.142)	(.116)	(.095)	(.066)
Distributions from Realized Capital Gains	—	—	(.006)	(.027)	(.035)	—
Total Distributions	(.137)	(.209)	(.148)	(.143)	(.130)	(.066)
Net Asset Value, End of Period	$10.69	$10.57	$10.55	$10.70	$10.79	$10.82

Total Return[2]	2.44%	2.20%	-0.02%	0.49%	0.93%	1.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$589	$622	$719	$827	$817	$924
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.59%	1.98%	1.33%	1.07%	0.88%	0.61%
Portfolio Turnover Rate[3]	271%	327%	211%	304%	314%	361%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes 52%, 90%, 30%, 38%, 75%, and 99% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Short-Term Federal Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.57	$10.55	$10.70	$10.79	$10.82	$10.74
Investment Operations
Net Investment Income	.142[1]	.219[1]	.153[1]	.127	.105	.077
Net Realized and Unrealized Gain (Loss) on Investments	.120	.020	(.144)	(.063)	.005	.080
Total from Investment Operations	.262	.239	.009	.064	.110	.157
Distributions
Dividends from Net Investment Income	(.142)	(.219)	(.153)	(.127)	(.105)	(.077)
Distributions from Realized Capital Gains	—	—	(.006)	(.027)	(.035)	—
Total Distributions	(.142)	(.219)	(.159)	(.154)	(.140)	(.077)
Net Asset Value, End of Period	$10.69	$10.57	$10.55	$10.70	$10.79	$10.82

Total Return[2]	2.49%	2.30%	0.08%	0.59%	1.03%	1.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,052	$3,963	$4,239	$4,819	$4,342	$4,122
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.69%	2.08%	1.43%	1.17%	0.98%	0.71%
Portfolio Turnover Rate[3]	271%	327%	211%	304%	314%	361%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes 52%, 90%, 30%, 38%, 75%, and 99% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Short-Term Federal Fund

Notes to Financial Statements

Vanguard Short-Term Federal Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented 23% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

32

Short-Term Federal Fund

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2019, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options on futures contracts at July 31, 2019.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At July 31, 2019, counterparties had deposited in segregated accounts securities with a value of $107,000 and cash with a value of $91,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

33

Short-Term Federal Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

34

Short-Term Federal Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $221,000, representing 0.00% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,887,029	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	301,230	—
Temporary Cash Investments	704,717	—	—
Futures Contracts—Liabilities[1]	(1,579)	—	—
Total	703,138	4,188,259	—

1 Represents variation margin on the last day of the reporting period.

D.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,857,624
Gross Unrealized Appreciation	45,576
Gross Unrealized Depreciation	(14,176)
Net Unrealized Appreciation (Depreciation)	31,400

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $90,140,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

35

Short-Term Federal Fund

E.   During the six months ended July 31, 2019, the fund purchased $5,099,106,000 of investment securities and sold $5,450,403,000 of investment securities, other than temporary cash investments.

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	105,261	9,906	152,102	14,484
Issued in Lieu of Cash Distributions	6,661	625	12,316	1,172
Redeemed	(151,929)	(14,324)	(261,731)	(24,884)
Net Increase (Decrease)—Investor Shares	(40,007)	(3,793)	(97,313)	(9,228)
Admiral Shares
Issued	698,709	65,772	1,380,847	131,440
Issued in Lieu of Cash Distributions	46,475	4,363	75,143	7,150
Redeemed	(701,881)	(66,013)	(1,733,348)	(165,176)
Net Increase (Decrease)—Admiral Shares	43,303	4,122	(277,358)	(26,586)

G.   Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

36

Intermediate-Term Treasury Fund

Sector Diversification

As of July 31, 2019

Asset-Backed	6.0%
Treasury/Agency	94.0

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

37

Intermediate-Term Treasury Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (91.7%)
U.S. Government Securities (87.7%)
United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	129,000	134,461
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	50,000	55,368
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	50,000	52,017
United States Treasury Note/Bond	2.750%	9/15/21	2,600	2,648
United States Treasury Note/Bond	1.625%	8/31/22	40,000	39,744
United States Treasury Note/Bond	2.000%	10/31/22	82,100	82,510
United States Treasury Note/Bond	2.375%	1/31/23	11,400	11,605
United States Treasury Note/Bond	1.500%	3/31/23	19,500	19,268
United States Treasury Note/Bond	1.625%	4/30/23	12,000	11,908
United States Treasury Note/Bond	2.750%	4/30/23	69,200	71,470
United States Treasury Note/Bond	1.750%	5/15/23	81,000	80,721
United States Treasury Note/Bond	1.625%	5/31/23	37,000	36,711
United States Treasury Note/Bond	2.750%	5/31/23	90,000	93,023
United States Treasury Note/Bond	1.375%	6/30/23	63,000	61,917
United States Treasury Note/Bond	1.250%	7/31/23	62,000	60,605
United States Treasury Note/Bond	2.750%	7/31/23	110,900	114,764
United States Treasury Note/Bond	2.750%	8/31/23	72,000	74,565
United States Treasury Note/Bond	1.375%	9/30/23	45,000	44,170
United States Treasury Note/Bond	2.875%	9/30/23	50,000	52,063
United States Treasury Note/Bond	1.625%	10/31/23	70,000	69,409
United States Treasury Note/Bond	2.875%	10/31/23	70,000	72,953
United States Treasury Note/Bond	2.750%	11/15/23	60,000	62,250
United States Treasury Note/Bond	2.125%	11/30/23	10,000	10,117
United States Treasury Note/Bond	2.875%	11/30/23	80,300	83,763
United States Treasury Note/Bond	2.625%	12/31/23	82,000	84,716
United States Treasury Note/Bond	2.250%	1/31/24	58,000	59,033
United States Treasury Note/Bond	2.500%	1/31/24	81,800	84,126
United States Treasury Note/Bond	2.125%	2/29/24	12,000	12,148
United States Treasury Note/Bond	2.375%	2/29/24	60,000	61,435
United States Treasury Note/Bond	2.000%	4/30/24	37,000	37,266
United States Treasury Note/Bond	1.750%	6/30/24	126,600	126,105
United States Treasury Note/Bond	2.375%	8/15/24	54,000	55,367
United States Treasury Note/Bond	2.125%	9/30/24	47,500	48,138
United States Treasury Note/Bond	2.250%	10/31/24	38,500	39,258
United States Treasury Note/Bond	2.250%	11/15/24	15,200	15,509
United States Treasury Note/Bond	2.125%	11/30/24	85,000	86,169
United States Treasury Note/Bond	2.250%	12/31/24	10,500	10,713

38

Intermediate-Term Treasury Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.500%	1/31/25	20,000	20,666
	United States Treasury Note/Bond	2.000%	2/15/25	68,000	68,489
	United States Treasury Note/Bond	2.750%	2/28/25	81,000	84,809
	United States Treasury Note/Bond	2.625%	3/31/25	72,500	75,422
	United States Treasury Note/Bond	2.875%	4/30/25	133,000	140,233
	United States Treasury Note/Bond	2.125%	5/15/25	91,800	93,062
	United States Treasury Note/Bond	2.875%	5/31/25	75,300	79,429
	United States Treasury Note/Bond	2.750%	6/30/25	22,000	23,062
1	United States Treasury Note/Bond	2.875%	7/31/25	55,000	58,077
	United States Treasury Note/Bond	2.000%	8/15/25	139,250	140,143
	United States Treasury Note/Bond	2.750%	8/31/25	87,700	92,003
	United States Treasury Note/Bond	3.000%	9/30/25	80,900	86,095
	United States Treasury Note/Bond	3.000%	10/31/25	79,000	84,111
	United States Treasury Note/Bond	2.250%	11/15/25	126,500	129,108
	United States Treasury Note/Bond	2.875%	11/30/25	73,000	77,232
	United States Treasury Note/Bond	2.625%	12/31/25	94,000	98,083
	United States Treasury Note/Bond	2.625%	1/31/26	89,000	92,894
	United States Treasury Note/Bond	1.625%	2/15/26	122,384	120,242
	United States Treasury Note/Bond	6.000%	2/15/26	17,000	21,266
	United States Treasury Note/Bond	2.500%	2/28/26	119,000	123,351
	United States Treasury Note/Bond	2.250%	3/31/26	50,200	51,267
	United States Treasury Note/Bond	2.375%	4/30/26	47,400	48,785
	United States Treasury Note/Bond	1.625%	5/15/26	120,000	117,787
	United States Treasury Note/Bond	2.125%	5/31/26	34,300	34,761
	United States Treasury Note/Bond	1.500%	8/15/26	110,000	106,923
	United States Treasury Note/Bond	6.750%	8/15/26	17,000	22,403
	United States Treasury Note/Bond	2.000%	11/15/26	55,000	55,266
	United States Treasury Note/Bond	6.500%	11/15/26	5,000	6,551
	United States Treasury Note/Bond	6.625%	2/15/27	7,000	9,297
	United States Treasury Note/Bond	2.375%	5/15/27	31,000	31,969
	United States Treasury Note/Bond	2.250%	8/15/27	49,200	50,269
	United States Treasury Note/Bond	2.250%	11/15/27	99,000	101,120
1	United States Treasury Note/Bond	6.125%	11/15/27	14,000	18,460
	United States Treasury Note/Bond	2.750%	2/15/28	84,500	89,622
	United States Treasury Note/Bond	2.875%	5/15/28	114,000	122,122
	United States Treasury Note/Bond	2.875%	8/15/28	125,500	134,579
	United States Treasury Note/Bond	5.500%	8/15/28	10,000	12,900
	United States Treasury Note/Bond	3.125%	11/15/28	126,500	138,478
	United States Treasury Note/Bond	5.250%	11/15/28	19,500	24,863
	United States Treasury Note/Bond	2.625%	2/15/29	127,000	133,707
	United States Treasury Note/Bond	5.250%	2/15/29	10,000	12,817
	United States Treasury Note/Bond	2.375%	5/15/29	61,000	62,925
					5,212,661
Agency Bonds and Notes (4.0%)
2	AID-Israel	5.500%	9/18/23	6,558	7,468
2	AID-Israel	5.500%	12/4/23	3,600	4,121
2	AID-Israel	5.500%	4/26/24	1,663	1,924
2	AID-Israel	0.000%	5/1/24	13,215	11,782
2	AID-Israel	0.000%	11/1/24	75,000	66,871
2	AID-Israel	0.000%	8/15/25	15,929	13,877
2	AID-Tunisia	1.416%	8/5/21	12,400	12,176
	Private Export Funding Corp.	2.300%	9/15/20	13,600	13,648

39

Intermediate-Term Treasury Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Private Export Funding Corp.	4.300%	12/15/21	4,150	4,373
	Private Export Funding Corp.	3.550%	1/15/24	18,500	19,725
	Private Export Funding Corp.	2.450%	7/15/24	6,085	6,205
	Private Export Funding Corp.	3.250%	6/15/25	18,600	19,724
	Resolution Funding Corp.	0.000%	4/15/26	15,950	13,766
	Resolution Funding Corp.	0.000%	1/15/28	7,800	6,403
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	14,588	12,312
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	8,704	7,240
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	12,004	9,920
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	5,560	4,530
					236,065
Total U.S. Government and Agency Obligations (Cost $5,301,078)					5,448,726
Asset-Backed/Commercial Mortgage-Backed Securities (5.8%)
3	Small Business Administration Participation Certs 2017-20	2.850%	10/1/37	22,803	23,249
3	Small Business Administration Participation Certs 2017-20	2.780%	12/1/37	10,536	10,723
3	Small Business Administration Participation Certs 2017-20	3.310%	4/1/38	36,810	38,410
3	Small Business Administration Participation Certs 2017-20	3.600%	6/1/38	18,252	19,372
3	Small Business Administration Participation Certs 2017-20	3.370%	1/1/39	11,915	12,528
3	Small Business Administration Participation Certs 2018-20	2.920%	1/1/38	15,182	15,561
3	Small Business Administration Participation Certs 2018-20	3.220%	2/1/38	24,604	25,581
3	Small Business Administration Participation Certs 2018-20C	3.200%	3/1/38	51,439	53,473
3	Small Business Administration Participation Certs 2018-20E	3.500%	5/1/38	10,401	10,988
3	Small Business Administration Participation Certs 2018-20J	3.770%	10/1/38	31,767	33,981
3	Small Business Administration Participation Certs 2018-20J	2.690%	7/1/44	14,000	14,103
3	Small Business Administration Participation Certs 2018-20K	3.870%	11/1/38	21,601	23,228
3	Small Business Administration Participation Certs 2018-20L	3.540%	12/1/38	27,680	29,278
3	Small Business Administration Participation Certs 2018-25F	3.670%	12/1/43	2,664	2,833
3	Small Business Administration Participation Certs 2019-20C	3.200%	3/1/39	11,100	11,577
3	Small Business Administration Participation Certs 2019-25E	3.070%	5/1/44	8,222	8,480
3	Small Business Administration Participation Certs 2019-25F	2.770%	6/1/44	13,600	13,729
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $332,357)					347,094

40

Intermediate-Term Treasury Fund

				Market
				Value•
		Coupon	Shares	($000)
Temporary Cash Investment (3.6%)
Money Market Fund (3.6%)
4	Vanguard Market Liquidity Fund (Cost $211,414)	2.386%	2,113,944	211,416
Total Investments (101.1%) (Cost $5,844,849)				6,007,236
Other Assets and Liabilities (-1.1%)
Other Assets				433,070
Liabilities				(495,762)
				(62,692)
Net Assets (100%)				5,944,544

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	5,795,820
Affiliated Issuers	211,416
Total Investments in Securities	6,007,236
Investment in Vanguard	284
Receivables for Investment Securities Sold	389,673
Receivables for Accrued Income	37,636
Receivables for Capital Shares Issued	5,252
Variation Margin Receivable—Futures Contracts	81
Other Assets	144
Total Assets	6,440,306
Liabilities
Payables for Investment Securities Purchased	481,680
Payables for Capital Shares Redeemed	8,822
Payables for Distributions	1,788
Payables to Vanguard	2,074
Options Written, at Value[5]	212
Variation Margin Payable—Futures Contracts	1,186
Total Liabilities	495,762
Net Assets	5,944,544

41

Intermediate-Term Treasury Fund

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,964,927
Total Distributable Earnings (Loss)	(20,383)
Net Assets	5,944,544

Investor Shares—Net Assets
Applicable to 75,284,768 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	850,800
Net Asset Value Per Share—Investor Shares	$11.30

Admiral Shares—Net Assets
Applicable to 450,730,639 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,093,744
Net Asset Value Per Share—Admiral Shares	$11.30

• See Note A in Notes to Financial Statements.

1 Securities with a value of $2,904,000 have been segregated as initial margin for open futures contracts.

2 U.S. government-guaranteed.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5 Includes premiums received of $442,000.

42

Intermediate-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	8/23/19	388	$129.50	50,246	(12)

Put Options
10-Year U.S. Treasury Note Futures Contracts	8/23/19	388	$127.50	49,470	(200)
Total Options Written (Premiums Received $442)					(212)

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	1,976	423,667	(910)
5-Year U.S. Treasury Note	September 2019	2,463	289,537	(1,403)
				(2,313)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2019	(1,782)	(227,066)	(191)
Ultra 10-Year U.S. Treasury Note	September 2019	(238)	(32,807)	(111)
Ultra Long U.S. Treasury Bond	September 2019	(95)	(16,868)	(88)
				(390)
				(2,703)

See accompanying Notes, which are an integral part of the Financial Statements.

43

Intermediate-Term Treasury Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Interest[1]	81,721
Total Income	81,721
Expenses
The Vanguard Group—Note B
Investment Advisory Services	395
Management and Administrative—Investor Shares	712
Management and Administrative—Admiral Shares	1,984
Marketing and Distribution—Investor Shares	43
Marketing and Distribution—Admiral Shares	140
Custodian Fees	13
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—Admiral Shares	31
Trustees’ Fees and Expenses	2
Total Expenses	3,340
Net Investment Income	78,381
Realized Net Gain (Loss)
Investment Securities Sold[1]	74,440
Futures Contracts	4,239
Options Purchased	(82)
Options Written	510
Realized Net Gain (Loss)	79,107
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	105,385
Futures Contracts	(1,751)
Options Purchased	7
Options Written	263
Change in Unrealized Appreciation (Depreciation)	103,904
Net Increase (Decrease) in Net Assets Resulting from Operations	261,392

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $588,000, ($3,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Intermediate-Term Treasury Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,381	147,133
Realized Net Gain (Loss)	79,107	(157,952)
Change in Unrealized Appreciation (Depreciation)	103,904	195,785
Net Increase (Decrease) in Net Assets Resulting from Operations	261,392	184,966
Distributions
Net Investment Income
Investor Shares	(10,835)	(21,125)
Admiral Shares	(67,593)	(126,005)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(78,428)	(147,130)
Capital Share Transactions
Investor Shares	(12,214)	(134,125)
Admiral Shares	(39,283)	(158,042)
Net Increase (Decrease) from Capital Share Transactions	(51,497)	(292,167)
Total Increase (Decrease)	131,467	(254,331)
Net Assets
Beginning of Period	5,813,077	6,067,408
End of Period	5,944,544	5,813,077

See accompanying Notes, which are an integral part of the Financial Statements.

45

Intermediate-Term Treasury Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.96	$10.88	$11.11	$11.51	$11.66	$11.29
Investment Operations
Net Investment Income	.143[1]	.260[1]	.198[1]	.177	.188	.188
Net Realized and Unrealized Gain (Loss) on Investments	.340	.081	(.230)	(.271)	(.057)	.410
Total from Investment Operations	.483	.341	(.032)	(.094)	.131	.598
Distributions
Dividends from Net Investment Income	(.143)	(.261)	(.198)	(.177)	(.188)	(.188)
Distributions from Realized Capital Gains	—	—	—	(.129)	(.093)	(.040)
Total Distributions	(.143)	(.261)	(.198)	(.306)	(.281)	(.228)
Net Asset Value, End of Period	$11.30	$10.96	$10.88	$11.11	$11.51	$11.66

Total Return[2]	4.43%	3.20%	-0.31%	-0.84%	1.17%	5.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$851	$837	$967	$1,185	$1,326	$1,391
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.42%	1.78%	1.53%	1.64%	1.66%
Portfolio Turnover Rate[3]	215%	231%	181%	152%	142%	63%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes 1%, 35%, 6%, 3%, 34%, and 22% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Intermediate-Term Treasury Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.96	$10.88	$11.11	$11.51	$11.66	$11.29
Investment Operations
Net Investment Income	.149[1]	.272[1]	.210[1]	.188	.199	.199
Net Realized and Unrealized Gain (Loss) on Investments	.340	.080	(.230)	(.271)	(.057)	.410
Total from Investment Operations	.489	.352	(.020)	(.083)	.142	.609
Distributions
Dividends from Net Investment Income	(.149)	(.272)	(.210)	(.188)	(.199)	(.199)
Distributions from Realized Capital Gains	—	—	—	(.129)	(.093)	(.040)
Total Distributions	(.149)	(.272)	(.210)	(.317)	(.292)	(.239)
Net Asset Value, End of Period	$11.30	$10.96	$10.88	$11.11	$11.51	$11.66

Total Return[2]	4.48%	3.30%	-0.21%	-0.74%	1.27%	5.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,094	$4,976	$5,100	$5,190	$4,849	$4,287
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.70%	2.52%	1.88%	1.63%	1.74%	1.76%
Portfolio Turnover Rate[3]	215%	231%	181%	152%	142%	63%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 1%, 35%, 6%, 3%, 34%, and 22% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Intermediate-Term Treasury Fund

Notes to Financial Statements

Vanguard Intermediate-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

48

Intermediate-Term Treasury Fund

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented 10% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2019, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

49

Intermediate-Term Treasury Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

50

Intermediate-Term Treasury Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $284,000, representing 0.00% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,448,726	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	347,094	—
Temporary Cash Investments	211,416	—	—
Options Written	(212)	—	—
Futures Contracts—Assets[1]	81	—	—
Futures Contracts—Liabilities[1]	(1,186)	—	—
Total	210,099	5,795,820	—

1 Represents variation margin on the last day of the reporting period.

D.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,846,794
Gross Unrealized Appreciation	162,091
Gross Unrealized Depreciation	(4,564)
Net Unrealized Appreciation (Depreciation)	157,527

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $258,002,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

51

Intermediate-Term Treasury Fund

E.   During the six months ended July 31, 2019, the fund purchased $6,302,596,000 of investment securities and sold $6,606,087,000 of investment securities, other than temporary cash investments.

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	93,656	8,444	187,620	17,368
Issued in Lieu of Cash Distributions	9,910	888	19,184	1,777
Redeemed	(115,780)	(10,425)	(340,929)	(31,640)
Net Increase (Decrease)—Investor Shares	(12,214)	(1,093)	(134,125)	(12,495)
Admiral Shares
Issued	629,186	56,610	1,151,931	106,887
Issued in Lieu of Cash Distributions	56,661	5,078	105,249	9,749
Redeemed	(725,130)	(65,006)	(1,415,222)	(131,219)
Net Increase (Decrease)—Admiral Shares	(39,283)	(3,318)	(158,042)	(14,583)

G.   Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

52

GNMA Fund

Sector Diversification

As of July 31, 2019

Asset-Backed	0.3%
Commercial Mortgage-Backed	7.1
Government Mortgage-Backed	92.1
Treasury/Agency	0.5

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

53

GNMA Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (95.6%)
U.S. Government Securities (0.5%)
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	114,000	121,836

Conventional Mortgage-Backed Securities (87.8%)
1,2	Fannie Mae Pool	2.500%	10/1/26–8/1/46	17,413	17,357
§,1,2,3	Fannie Mae Pool	2.610%	10/1/29	35,100	35,079
§,1,2,3	Fannie Mae Pool	2.700%	9/1/29	52,520	52,807
1,2	Fannie Mae Pool	2.720%	9/1/31	1,422	1,434
1,2	Fannie Mae Pool	2.775%	11/1/27	3,420	3,501
1,2	Fannie Mae Pool	2.950%	6/1/31	1,925	1,981
1,2	Fannie Mae Pool	2.960%	6/1/31	2,502	2,577
1,2,3	Fannie Mae Pool	3.000%	4/1/25–8/1/34	427,075	435,083
1,2	Fannie Mae Pool	3.050%	7/1/31	2,000	2,076
1,2	Fannie Mae Pool	3.110%	11/1/27–2/1/28	22,962	24,048
1,2	Fannie Mae Pool	3.190%	9/1/29	3,725	3,924
1,2	Fannie Mae Pool	3.210%	3/1/29–1/1/33	26,325	27,653
1,2	Fannie Mae Pool	3.220%	1/1/33	21,112	22,181
1,2	Fannie Mae Pool	3.240%	3/1/28	6,240	6,587
1,2	Fannie Mae Pool	3.250%	5/1/32	16,500	17,406
1,2	Fannie Mae Pool	3.260%	1/1/33	10,920	11,516
1,2	Fannie Mae Pool	3.270%	7/1/30	40,538	42,937
1,2	Fannie Mae Pool	3.280%	5/1/29	3,483	3,699
1,2	Fannie Mae Pool	3.320%	7/1/30	13,998	14,891
1,2	Fannie Mae Pool	3.330%	4/1/32	10,818	11,334
1,2	Fannie Mae Pool	3.350%	1/1/30–11/1/30	15,099	16,110
1,2	Fannie Mae Pool	3.370%	4/1/28	6,000	6,392
1,2	Fannie Mae Pool	3.380%	4/1/28	6,000	6,397
1,2	Fannie Mae Pool	3.410%	5/1/32–2/1/33	22,025	23,557
1,2	Fannie Mae Pool	3.420%	4/1/31	1,460	1,555
1,2	Fannie Mae Pool	3.430%	6/1/30	1,256	1,347
1,2	Fannie Mae Pool	3.440%	7/1/28	17,583	18,817
1,2	Fannie Mae Pool	3.460%	4/1/28–9/1/29	13,696	14,709
1,2	Fannie Mae Pool	3.490%	7/1/30	9,583	10,334
1,2,3	Fannie Mae Pool	3.500%	5/1/28–8/1/49	628,371	644,135
1,2	Fannie Mae Pool	3.510%	3/1/33	7,125	7,694
1,2	Fannie Mae Pool	3.540%	5/1/28–6/1/30	6,847	7,390
1,2	Fannie Mae Pool	3.550%	2/1/30	8,875	9,534
1,2	Fannie Mae Pool	3.570%	5/1/28–10/1/29	12,533	13,543
1,2	Fannie Mae Pool	3.580%	7/1/30–1/1/31	12,515	13,570
1,2	Fannie Mae Pool	3.590%	9/1/30	50,357	54,758

54

GNMA Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,2	Fannie Mae Pool	3.625%	4/1/30–4/1/30	27,406	29,874
1,2	Fannie Mae Pool	3.660%	7/1/30	15,150	16,569
1,2	Fannie Mae Pool	3.725%	4/1/33	9,744	10,733
1,2	Fannie Mae Pool	3.790%	3/1/34	1,928	2,123
1,2	Fannie Mae Pool	3.800%	7/1/30	6,300	6,969
1,2	Fannie Mae Pool	3.820%	11/1/28	3,831	4,178
1,2	Fannie Mae Pool	3.830%	6/1/34	3,230	3,589
1,2	Fannie Mae Pool	3.840%	8/1/30	7,600	8,438
1,2	Fannie Mae Pool	3.890%	5/1/30	13,937	15,402
1,2	Fannie Mae Pool	3.910%	8/1/33	11,910	13,344
1,2	Fannie Mae Pool	3.960%	5/1/34	5,957	6,698
1,2	Fannie Mae Pool	4.000%	5/1/46–6/1/46	7,315	7,606
1,2	Fannie Mae Pool	4.060%	3/1/29	3,912	4,397
1,2	Fannie Mae Pool	4.080%	2/1/29	2,857	3,206
1,2	Fannie Mae Pool	4.150%	10/1/28–1/1/31	72,992	82,908
1,2	Fannie Mae Pool	4.180%	11/1/30	29,024	32,114
1,2	Fannie Mae Pool	4.250%	10/1/28	1,208	1,367
1,2	Fannie Mae Pool	4.280%	11/1/28	5,154	5,851
1,2	Fannie Mae Pool	4.380%	10/1/28	9,486	10,834
1,2	Fannie Mae Pool	4.400%	8/1/28	2,141	2,445
1,2	Fannie Mae Pool	4.500%	12/1/40–3/1/44	2,688	2,889
1,2	Fannie Mae Pool	6.000%	7/1/22	2	2
1,2	Fannie Mae Pool	6.500%	2/1/29–5/1/40	2,068	2,255
1,2	Freddie Mac Gold Pool	3.000%	6/1/43–8/1/48	11,256	11,371
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–9/1/48	100,209	103,375
1,2	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	6,586	6,879
1,2	Freddie Mac Gold Pool	4.500%	4/1/34–2/1/46	60,488	64,522
1,2	Freddie Mac Gold Pool	5.000%	12/1/27–8/1/44	39,753	42,681
1	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	84,462	84,669
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	1,001,799	1,026,937
1,4	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	884,379	917,687
1	Ginnie Mae I Pool	3.750%	7/15/42	2,741	2,854
1	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	5,197	5,456
1	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	1,052,125	1,105,227
1	Ginnie Mae I Pool	4.500%	4/15/33–1/15/45	564,667	602,756
1	Ginnie Mae I Pool	5.000%	1/15/30–8/1/49	499,865	533,499
1	Ginnie Mae I Pool	5.500%	9/15/23–7/15/41	359,211	382,611
1	Ginnie Mae I Pool	6.000%	2/15/24–8/1/49	187,013	203,436
1	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	134,538	141,733
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	39,270	43,806
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	20	21
1,4	Ginnie Mae I Pool	7.500%	10/15/31	14,931	17,076
1	Ginnie Mae I Pool	8.000%	8/15/31	5,388	6,179
1	Ginnie Mae I Pool	8.500%	9/15/19–6/15/28	496	528
1	Ginnie Mae I Pool	9.000%	5/15/21	1	1
1	Ginnie Mae I Pool	9.500%	8/15/19–8/15/21	47	52
1	Ginnie Mae II Pool	1.500%	4/20/44–6/20/47	1,064	967
1	Ginnie Mae II Pool	2.000%	10/20/43–2/20/47	866	823
1	Ginnie Mae II Pool	2.500%	11/20/42–6/20/47	402,611	403,365
1,3	Ginnie Mae II Pool	3.000%	4/20/31–9/1/49	2,514,416	2,568,940
1,3,5,6	Ginnie Mae II Pool	3.500%	10/20/40–8/1/49	4,992,928	5,170,244
1,3	Ginnie Mae II Pool	4.000%	4/20/39–9/1/49	3,217,650	3,357,365
1,3	Ginnie Mae II Pool	4.500%	12/20/32–8/1/49	1,389,825	1,458,901
1,3	Ginnie Mae II Pool	5.000%	10/20/32–8/1/49	454,833	479,811
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	28,076	30,342

55

GNMA Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	36,469	40,473
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	1,000	1,123
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	85	97
					20,677,511
Nonconventional Mortgage-Backed Securities (7.3%)
1,2	Fannie Mae Pool	2.338%	8/1/43	10,052	10,023
1,2	Fannie Mae Pool	2.802%	9/1/44	10,890	10,934
1,2	Fannie Mae REMICS	2.000%	9/25/42	10,589	10,313
1,2	Fannie Mae REMICS	2.500%	10/25/42	11,821	11,892
1,2	Fannie Mae REMICS	3.000%	6/25/43–10/25/48	122,359	124,859
1,2	Fannie Mae REMICS	3.500%	7/25/44–12/25/58	115,501	120,935
1,2	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	3,803	4,202
1,2	Freddie Mac Non Gold Pool	2.218%	9/1/43	7,907	7,859
1,2	Freddie Mac Non Gold Pool	2.266%	8/1/43	15,940	15,867
1,2	Freddie Mac Non Gold Pool	2.666%	10/1/44	20,890	20,861
1,2	Freddie Mac Non Gold Pool	2.737%	7/1/44	5,009	5,004
1,2	Freddie Mac Non Gold Pool	2.842%	10/1/44	9,887	9,898
1,2	Freddie Mac Non Gold Pool	2.891%	4/1/44	9,818	10,286
1,2	Freddie Mac Non Gold Pool	2.933%	9/1/44	6,187	6,465
1,2	Freddie Mac Non Gold Pool	3.083%	10/1/44	15,751	16,439
1,2	Freddie Mac REMICS	2.000%	4/15/42	10,239	9,969
1,2	Freddie Mac REMICS	3.000%	8/15/42–3/15/48	99,054	99,703
1,2	Freddie Mac REMICS	4.000%	11/15/40	10,382	11,220
1,2	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	10,339	11,520
1	Ginnie Mae REMICS	2.000%	7/20/42	51,246	49,759
1	Ginnie Mae REMICS	2.350%	5/17/46	34,429	34,085
1	Ginnie Mae REMICS	2.375%	4/20/44	6,937	6,906
*,1	Ginnie Mae REMICS, 1M USD LIBOR + 0.200%	2.472%	2/20/37	2,755	2,745
1	Ginnie Mae REMICS	2.500%	12/16/39–11/20/45	68,193	65,926
1	Ginnie Mae REMICS	2.650%	11/17/48	15,900	15,789
1	Ginnie Mae REMICS	3.000%	3/20/40–6/20/47	126,592	127,875
1	Ginnie Mae REMICS	3.000%	4/20/47	13,308	13,359
1	Ginnie Mae REMICS	3.250%	8/20/44	8,372	8,654
1	Ginnie Mae REMICS	3.500%	7/20/43–9/20/44	32,421	33,479
1	Ginnie Mae REMICS	4.500%	6/20/39	3,563	3,939
1	Ginnie Mae REMICS	5.000%	6/16/37	12,373	13,863
1	Ginnie Mae REMICS	5.500%	8/16/36	10,935	12,198
1	Government National Mortgage Assn.	1.750%	10/20/42	6,001	5,742
1	Government National Mortgage Assn.	2.000%	1/20/42–10/20/44	10,271	9,994
1	Government National Mortgage Assn.	2.250%	3/16/45	17,752	17,564
1	Government National Mortgage Assn.	2.500%	5/20/41–1/20/48	179,003	177,334
1	Government National Mortgage Assn.	2.750%	6/16/43	22,779	22,848
1	Government National Mortgage Assn.	3.000%	6/20/39–6/20/49	523,434	532,811
1	Government National Mortgage Assn.	3.250%	2/20/49	2,845	2,994
1	Government National Mortgage Assn.	3.500%	8/16/44–2/20/49	23,903	25,535
1	Government National Mortgage Assn.	3.750%	12/16/39	1,956	2,185
					1,703,833
Total U.S. Government and Agency Obligations (Cost $22,254,243)					22,503,180
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
1,2	Fannie Mae-Aces	2.885%	5/25/29	70,000	72,116
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $71,399)					72,116

56

GNMA Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Temporary Cash Investments (19.2%)
Repurchase Agreements (6.6%)
Bank of America Securities, LLC (Dated 7/31/19, Repurchase Value $35,903,000, collateralized by Government National Mortgage Assn., 3.500%, 5/20/49, with a value of $36,618,000)	2.560%	8/1/19	35,900	35,900
Barclays Capital Inc. (Dated 7/31/19, Repurchase Value $264,719,000, collateralized by U.S. Treasury Note/Bond, 2.625%, 12/31/23, with a value of $269,994,000)	2.530%	8/1/19	264,700	264,700
Citigroup Global Markets Inc. (Dated 7/31/19, Repurchase Value $101,107,000, collateralized by U.S. Treasury Bill, 0.000%, 8/1/19, and U.S. Treasury Note/Bond, 0.750%–3.000%, 8/15/19–2/15/49, with a value of $103,122,000)	2.520%	8/1/19	101,100	101,100
HSBC Bank USA (Dated 7/31/19, Repurchase Value $45,403,000, collateralized by Federal Home Loan Mortgage Corp., 4.000%, 6/1/48, and Federal National Mortgage Assn., 2.500%–8.000%, 4/1/28–6/1/49, with a value of $46,308,000)	2.540%	8/1/19	45,400	45,400
HSBC Bank USA (Dated 7/31/19, Repurchase Value $109,908,000, collateralized by U.S. Treasury Bill, 0.000%, 11/14/19–1/16/20, and U.S. Treasury Note/Bond, 0.750%–2.000%, 6/30/21–2/15/42, with a value of $112,098,000)	2.530%	8/1/19	109,900	109,900
Natixis SA (Dated 7/31/19, Repurchase Value $402,128,000, collateralized by Federal Home Loan Mortgage Corp., 0.000%, 3/15/29–3/15/31, Federal National Mortgage Assn., 0.000%, 5/15/25–5/15/30, U.S. Treasury Bill, 0.000%, 8/29/19–7/16/20, and U.S. Treasury Note/Bond, 0.375%–8.125%, 2/15/20–5/15/47, with a value of $410,142,000)	2.530%	8/1/19	402,100	402,100
Societe Generale (Dated 7/31/19, Repurchase Value $222,616,000, collateralized by U.S. Treasury Bill, 0.000%, 8/1/19, and U.S. Treasury Note/Bond, 2.250%–3.625%, 3/31/23–2/15/44, with a value of $227,052,000)	2.550%	8/1/19	222,600	222,600

57

GNMA Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
TD Securities (USA) LLC (Dated 7/31/19, Repurchase Value $117,708,000, collateralized by Federal National Mortgage Assn., 3.500%, 5/1/49–7/1/49, with a value of $120,054,000)	2.550%	8/1/19	117,700	117,700
Wells Fargo & Co. (Dated 7/31/19, Repurchase Value $266,419,000, collateralized by Federal Home Loan Mortgage Corp., 2.500%–5.000%, 9/1/31–5/1/48, and Federal National Mortgage Assn., 2.000%–5.000%, 10/1/27–2/1/57, with a value of $271,728,000)	2.540%	8/1/19	266,400	266,400
1,565,800
U.S. Government and Agency Obligations (8.0%)
Federal Home Loan Bank Discount Notes	2.181%	8/1/19	175,000	174,989
Federal Home Loan Bank Discount Notes	2.132%	8/5/19	350,000	349,916
Federal Home Loan Bank Discount Notes	2.132%	8/8/19	350,000	349,853
United States Treasury Bill	2.079%–2.136%	8/13/19	600,000	599,610
United States Treasury Bill	2.115%	8/27/19	400,000	399,436
1,873,804

Shares
Money Market Fund (4.6%)
7	Vanguard Market Liquidity Fund	2.386%	10,951,972	1,095,307
Total Temporary Cash Investments (Cost $4,534,843)	4,534,911
Total Investments (115.1%) (Cost $26,860,485)	27,110,207
Other Assets and Liabilities (-15.1%)
Other Assets	3,106,077
Liabilities	(6,669,291)
(3,563,214)
Net Assets (100%)	23,546,993

58

GNMA Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	26,014,900
Affiliated Issuers	1,095,307
Total Investments in Securities	27,110,207
Investment in Vanguard	1,062
Receivables for Investment Securities Sold	3,011,633
Receivables for Accrued Income	67,805
Receivables for Capital Shares Issued	23,080
Variation Margin Receivable—Futures Contracts	254
Other Assets	2,243
Total Assets	30,216,284
Liabilities
Payables for Investment Securities Purchased	6,621,758
Payables to Investment Advisor	552
Payables for Capital Shares Redeemed	11,791
Payables for Distributions	9,076
Payables to Vanguard	21,933
Variation Margin Payable—Futures Contracts	3,709
Variation Margin Payable—CC Swap Contracts	472
Total Liabilities	6,669,291
Net Assets	23,546,993

59

GNMA Fund

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	23,729,201
Total Distributable Earnings (Loss)	(182,208)
Net Assets	23,546,993

Investor Shares—Net Assets
Applicable to 678,251,009 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,123,598
Net Asset Value Per Share—Investor Shares	$10.50

Admiral Shares—Net Assets
Applicable to 1,563,702,136 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,423,395
Net Asset Value Per Share—Admiral Shares	$10.50

• See Note A in Notes to Financial Statements.

* Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

§ Security value determined using significant unobservable inputs.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2019.

4 Securities with a value of $18,472,000 have been segregated as initial margin for open futures contracts.

5 Securities with a value of $34,387,000 have been segregated as initial margin for open centrally cleared swap contracts.

6 Securities with a value of $685,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CC—Centrally Cleared.

REMICS—Real Estate Mortgage Investment Conduits.

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GNMA Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2019	6,243	733,894	5,384
10-Year U.S. Treasury Note	September 2019	3,252	414,376	(574)
				4,810

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2019	(756)	(134,237)	(4,540)
Ultra 10-Year U.S. Treasury Note	September 2019	(4,619)	(636,700)	(1,321)
				(5,861)
				(1,051)

Centrally Cleared Interest Rate Swaps
			Fixed		Floating
			Interest		Interest
			Rate		Rate			Unrealized
	Future	Notional	Received		Received			Appreciation
	Effective	Amount	(Paid	)	(Paid	)	Value	(Depreciation)
Termination Date	Date	($000)	(%	)[1]	(%	)[2]	($000)	($000)
4/30/25	N/A	521,800	(3.000)		2.266		(33,365)	(33,360)
3/21/28	N/A	253,223	(2.250)		2.386		(6,902)	(9,709)
							(40,267)	(43,069)

1 Fixed interest payment received/paid semiannually.

2 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

LIBOR—London Interbank Offered Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

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GNMA Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Interest[1]	345,572
Total Income	345,572
Expenses
Investment Advisory Fees—Note B	1,089
The Vanguard Group—Note C
Management and Administrative—Investor Shares	6,318
Management and Administrative—Admiral Shares	6,951
Marketing and Distribution—Investor Shares	268
Marketing and Distribution—Admiral Shares	318
Custodian Fees	227
Shareholders’ Reports—Investor Shares	96
Shareholders’ Reports—Admiral Shares	83
Trustees’ Fees and Expenses	13
Total Expenses	15,363
Net Investment Income	330,209
Realized Net Gain (Loss)
Investment Securities Sold[1]	86,396
Futures Contracts	33,621
Swap Contracts	(39,138)
Realized Net Gain (Loss)	80,879
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	384,207
Futures Contracts	(9,506)
Swap Contracts	(32,596)
Change in Unrealized Appreciation (Depreciation)	342,105
Net Increase (Decrease) in Net Assets Resulting from Operations	753,193

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $8,082,000, $0, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

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GNMA Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	330,209	669,601
Realized Net Gain (Loss)	80,879	(183,268)
Change in Unrealized Appreciation (Depreciation)	342,105	106,760
Net Increase (Decrease) in Net Assets Resulting from Operations	753,193	593,093
Distributions
Net Investment Income
Investor Shares	(101,890)	(205,195)
Admiral Shares	(234,078)	(461,404)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(335,968)	(666,599)
Capital Share Transactions
Investor Shares	279,393	(859,525)
Admiral Shares	1,429,752	(1,735,093)
Net Increase (Decrease) from Capital Share Transactions	1,709,145	(2,594,618)
Total Increase (Decrease)	2,126,370	(2,668,124)
Net Assets
Beginning of Period	21,420,623	24,088,747
End of Period	23,546,993	21,420,623

See accompanying Notes, which are an integral part of the Financial Statements.

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GNMA Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.31	$10.32	$10.51	$10.77	$10.88	$10.61
Investment Operations
Net Investment Income	.153[1]	.298[1]	.284[1]	.236	.249	.275
Net Realized and Unrealized Gain (Loss) on Investments	.192	(.011)	(.193)	(.183)	(.055)	.278
Total from Investment Operations	.345	.287	.091	.053	.194	.553
Distributions
Dividends from Net Investment Income	(.155)	(.297)	(.281)	(.237)	(.250)	(.274)
Distributions from Realized Capital Gains	—	—	—	(.076)	(.054)	(.009)
Total Distributions	(.155)	(.297)	(.281)	(.313)	(.304)	(.283)
Net Asset Value, End of Period	$10.50	$10.31	$10.32	$10.51	$10.77	$10.88

Total Return[2]	3.37%	2.85%	0.85%	0.49%	1.83%	5.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,124	$6,715	$7,598	$7,993	$8,483	$9,163
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.96%	2.93%	2.70%	2.19%	2.33%	2.56%
Portfolio Turnover Rate[3]	584%	415%	620%	926%	706%	685%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes 172%, 200%, 156%, 300%, 219%, and 268% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

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GNMA Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.31	$10.32	$10.51	$10.77	$10.88	$10.61
Investment Operations
Net Investment Income	.158[1]	.309[1]	.294[1]	.247	.260	.286
Net Realized and Unrealized Gain (Loss) on Investments	.193	(.012)	(.192)	(.183)	(.055)	.278
Total from Investment Operations	.351	.297	.102	.064	.205	.564
Distributions
Dividends from Net Investment Income	(.161)	(.307)	(.292)	(.248)	(.261)	(.285)
Distributions from Realized Capital Gains	—	—	—	(.076)	(.054)	(.009)
Total Distributions	(.161)	(.307)	(.292)	(.324)	(.315)	(.294)
Net Asset Value, End of Period	$10.50	$10.31	$10.32	$10.51	$10.77	$10.88

Total Return[2]	3.42%	2.95%	0.95%	0.59%	1.93%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,423	$14,706	$16,491	$17,613	$17,419	$17,544
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.06%	3.03%	2.80%	2.29%	2.43%	2.66%
Portfolio Turnover Rate[3]	584%	415%	620%	926%	706%	685%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes 172%, 200%, 156%, 300%, 219%, and 268% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

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GNMA Fund

Notes to Financial Statements

Vanguard GNMA Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented 5% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

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GNMA Fund

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2019, the average amount of investments in interest rate swaps represented 6% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for

67

GNMA Fund

their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At July 31, 2019, counterparties had deposited in segregated accounts securities with a value of $4,127,000 and cash with a value of $5,819,000 in connection with TBA transactions.

5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

6. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

8. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

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GNMA Fund

9. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2019, the investment advisory fee represented an effective annual rate of 0.01% of the fund’s average net assets.

C.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,062,000, representing 0.01% of the fund’s net assets and 0.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

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GNMA Fund

D.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	22,415,294	87,886
Asset-Backed/Commercial Mortgage-Backed Securities	—	72,116	—
Temporary Cash Investments	1,095,307	3,439,604	—
Futures Contracts—Assets[1]	254	—	—
Futures Contracts—Liabilities[1]	(3,709)	—	—
Swap Contracts—Liabilities[1]	(472)	—	—
Total	1,091,380	25,927,014	87,886

1   Represents variation margin on the last day of the reporting period.

E.           As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,861,262
Gross Unrealized Appreciation	361,042
Gross Unrealized Depreciation	(156,217)
Net Unrealized Appreciation (Depreciation)	204,825

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $453,414,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.            During the six-months ended July 31, 2019, the fund purchased $62,948,098,000 of investment securities and sold $61,773,807,000 of investment securities, other than temporary cash investments.

70

GNMA Fund

G.          Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	709,155	68,116	647,412	63,535
Issued in Lieu of Cash Distributions	95,764	9,206	187,345	18,362
Redeemed	(525,526)	(50,653)	(1,694,282)	(166,309)
Net Increase (Decrease)—Investor Shares	279,393	26,669	(859,525)	(84,412)
Admiral Shares
Issued	2,317,826	222,333	1,687,263	165,487
Issued in Lieu of Cash Distributions	185,088	17,791	364,477	35,717
Redeemed	(1,073,162)	(103,410)	(3,786,833)	(371,649)
Net Increase (Decrease)—Admiral Shares	1,429,752	136,714	(1,735,093)	(170,445)

H.           Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

71

Long-Term Treasury Fund

Sector Diversification

As of July 31, 2019

Treasury/Agency	100.0%

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

72

Long-Term Treasury Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.1%)
U.S. Government Securities (95.0%)
1	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	36,000	38,474
	United States Treasury Note/Bond	4.750%	2/15/37	21,100	28,864
	United States Treasury Note/Bond	5.000%	5/15/37	18,500	26,056
	United States Treasury Note/Bond	4.375%	2/15/38	30,000	39,619
	United States Treasury Note/Bond	4.250%	5/15/39	11,000	14,376
	United States Treasury Note/Bond	4.500%	8/15/39	22,500	30,361
	United States Treasury Note/Bond	4.375%	11/15/39	33,500	44,503
	United States Treasury Note/Bond	4.625%	2/15/40	47,900	65,683
	United States Treasury Note/Bond	4.375%	5/15/40	48,750	64,853
	United States Treasury Note/Bond	3.875%	8/15/40	28,500	35,567
	United States Treasury Note/Bond	4.250%	11/15/40	43,400	56,895
	United States Treasury Note/Bond	4.750%	2/15/41	49,700	69,471
	United States Treasury Note/Bond	4.375%	5/15/41	40,000	53,369
	United States Treasury Note/Bond	3.750%	8/15/41	33,300	40,850
	United States Treasury Note/Bond	3.125%	11/15/41	21,076	23,565
	United States Treasury Note/Bond	3.125%	2/15/42	25,500	28,496
	United States Treasury Note/Bond	3.000%	5/15/42	31,600	34,582
	United States Treasury Note/Bond	2.750%	8/15/42	52,300	54,850
	United States Treasury Note/Bond	2.750%	11/15/42	76,150	79,791
	United States Treasury Note/Bond	3.125%	2/15/43	82,500	91,962
	United States Treasury Note/Bond	2.875%	5/15/43	105,911	113,209
	United States Treasury Note/Bond	3.625%	8/15/43	95,553	115,290
	United States Treasury Note/Bond	3.750%	11/15/43	116,508	143,323
	United States Treasury Note/Bond	3.625%	2/15/44	113,250	136,714
	United States Treasury Note/Bond	3.375%	5/15/44	110,500	128,284
	United States Treasury Note/Bond	3.125%	8/15/44	107,800	120,146
	United States Treasury Note/Bond	3.000%	11/15/44	98,229	107,177
	United States Treasury Note/Bond	2.500%	2/15/45	75,200	74,871
	United States Treasury Note/Bond	3.000%	5/15/45	98,007	107,057
	United States Treasury Note/Bond	2.875%	8/15/45	99,300	106,033
	United States Treasury Note/Bond	3.000%	11/15/45	84,500	92,382
	United States Treasury Note/Bond	2.500%	2/15/46	90,450	89,912
	United States Treasury Note/Bond	2.500%	5/15/46	91,723	91,150
	United States Treasury Note/Bond	2.250%	8/15/46	77,500	73,153
	United States Treasury Note/Bond	2.875%	11/15/46	79,626	85,125

73

Long-Term Treasury Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	3.000%	2/15/47	94,750	103,796
	United States Treasury Note/Bond	3.000%	5/15/47	95,000	103,966
	United States Treasury Note/Bond	2.750%	8/15/47	97,600	101,748
	United States Treasury Note/Bond	2.750%	11/15/47	92,750	96,707
	United States Treasury Note/Bond	3.000%	2/15/48	95,700	104,717
	United States Treasury Note/Bond	3.125%	5/15/48	104,250	116,825
	United States Treasury Note/Bond	3.000%	8/15/48	112,500	123,257
	United States Treasury Note/Bond	3.375%	11/15/48	129,300	152,008
	United States Treasury Note/Bond	3.000%	2/15/49	114,500	125,556
	United States Treasury Note/Bond	2.875%	5/15/49	67,000	71,774
					3,606,367
Agency Bonds and Notes (2.1%)
2	Fannie Mae Interest Strip	0.000%	5/15/29	4,592	3,619
2	Fannie Mae Principal Strip	0.000%	5/15/30	25,912	19,845
2	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	15,540
2	Freddie Mac Coupon Strips	0.000%	3/15/28	1,771	1,444
2	Freddie Mac Coupon Strips	0.000%	9/15/28	1,000	804
2	Freddie Mac Coupon Strips	0.000%	1/15/30	15,658	12,116
2	Freddie Mac Coupon Strips	0.000%	3/15/30	12,896	9,917
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	21,802	17,763
					81,048
Conventional Mortgage-Backed Securities (0.0%)
2,3	Fannie Mae Pool	6.000%	2/1/26–11/1/28	9	10

Nonconventional Mortgage-Backed Securities (0.0%)
2,3	Freddie Mac REMICS	2.725%	5/15/46	55	56
2,3	Freddie Mac REMICS	2.775%	10/15/46	45	44
					100
Total U.S. Government and Agency Obligations (Cost $3,344,634)					3,687,525

				Shares
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
4	Vanguard Market Liquidity Fund
	(Cost $87,714)	2.386%		877,078	87,716
Total Investments (99.4%) (Cost $3,432,348)					3,775,241

74

Long-Term Treasury Fund

Amount
($000)
Other Assets and Liabilities (0.6%)
Other Assets
Investment in Vanguard	179
Receivables for Accrued Income	34,024
Receivables for Capital Shares Issued	2,809
Variation Margin Receivable—Futures Contracts	712
Other Assets	64
Total Other Assets	37,788
Liabilities
Payables for Investment Securities Purchased	(8,784)
Payables for Capital Shares Redeemed	(4,679)
Payables for Distributions	(938)
Payables to Vanguard	(1,882)
Options Written, at Value[5]	(133)
Variation Margin Payable—Futures Contracts	(256)
Other Liabilities	(99)
Total Liabilities	(16,771)
Net Assets (100%)	3,796,258

At July 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	3,504,256
Total Distributable Earnings (Loss)	292,002
Net Assets	3,796,258

Investor Shares—Net Assets
Applicable to 68,629,098 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	885,540
Net Asset Value Per Share—Investor Shares	$12.90

Admiral Shares—Net Assets
Applicable to 225,582,709 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,910,718
Net Asset Value Per Share—Admiral Shares	$12.90

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,898,000 have been segregated as initial margin for open futures contracts.
2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes premium received of $277,000.
REMICS—Real Estate Mortgage Investment Conduits.

75

Long-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	8/23/19	243	$129.50	31,469	(8)

Put Options
10-Year U.S. Treasury Note Futures Contracts	8/23/19	243	$127.50	30,983	(125)
Total Options Written (Premiums Received $277)					(133)

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	1,292		277,013	(637)
30-Year U.S. Treasury Bond	September 2019	497		77,330	2,182
Ultra Long U.S. Treasury Bond	September 2019	115		20,420	300
					1,845

Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(238)		(27,978)	8
Ultra 10-Year U.S. Treasury Note	September 2019	(135)		(18,609)	(49)
10-Year U.S. Treasury Note	September 2019	(62)		(7,900)	—
					(41)
					1,804

See accompanying Notes, which are an integral part of the Financial Statements.

76

Long-Term Treasury Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Interest[1]	52,033
Total Income	52,033
Expenses
The Vanguard Group—Note B
Investment Advisory Services	237
Management and Administrative—Investor Shares	693
Management and Administrative—Admiral Shares	1,048
Marketing and Distribution—Investor Shares	41
Marketing and Distribution—Admiral Shares	75
Custodian Fees	8
Shareholders’ Reports—Investor Shares	29
Shareholders’ Reports—Admiral Shares	15
Trustees’ Fees and Expenses	1
Total Expenses	2,147
Net Investment Income	49,886
Realized Net Gain (Loss)
Investment Securities Sold[1]	15,549
Futures Contracts	7,746
Purchased Options	(48)
Written Options	292
Realized Net Gain (Loss)	23,539
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	273,762
Futures Contracts	1,780
Purchased Options	4
Written Options	163
Change in Unrealized Appreciation (Depreciation)	275,709
Net Increase (Decrease) in Net Assets Resulting from Operations	349,134

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $395,000, ($2,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

77

Long-Term Treasury Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	49,886	97,542
Realized Net Gain (Loss)	23,539	(74,918)
Change in Unrealized Appreciation (Depreciation)	275,709	38,286
Net Increase (Decrease) in Net Assets Resulting from Operations	349,134	60,910
Distributions
Net Investment Income
Investor Shares	(11,499)	(22,930)
Admiral Shares	(38,436)	(74,609)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(49,935)	(97,539)
Capital Share Transactions
Investor Shares	21,175	(78,880)
Admiral Shares	149,914	(28,926)
Net Increase (Decrease) from Capital Share Transactions	171,089	(107,806)
Total Increase (Decrease)	470,288	(144,435)
Net Assets
Beginning of Period	3,325,970	3,470,405
End of Period	3,796,258	3,325,970

See accompanying Notes, which are an integral part of the Financial Statements.

78

Long-Term Treasury Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.86	$11.96	$11.79	$12.80	$14.19	$11.55
Investment Operations
Net Investment Income	.170 [1]	.334 [1]	.328 [1]	.332	.351	.372
Net Realized and Unrealized Gain (Loss) on Investments	1.041	(.100)	.170	(.725)	(1.070)	2.833
Total from Investment Operations	1.211	.234	.498	(.393)	(.719)	3.205
Distributions
Dividends from Net Investment Income	(.171)	(.334)	(.328)	(.332)	(.351)	(.372)
Distributions from Realized Capital Gains	—	—	—	(.285)	(.320)	(.193)
Total Distributions	(.171)	(.334)	(.328)	(.617)	(.671)	(.565)
Net Asset Value, End of Period	$12.90	$11.86	$11.96	$11.79	$12.80	$14.19

Total Return[2]	10.27%	2.05%	4.21%	-3.21%	-4.91%	28.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$886	$794	$882	$995	$1,148	$1,318
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.89%	2.70%	2.53%	2.76%	3.02%
Portfolio Turnover Rate[3]	69%	122%	103%[4]	94%	117%	59%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 6%, 34%, 6%, 3%, 36%, and 22% attributable to mortgage-dollar-roll activity.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

79

Long-Term Treasury Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018		2017	2016	2015
Net Asset Value, Beginning of Period	$11.86	$11.96	$11.79		$12.80	$14.19	$11.55
Investment Operations
Net Investment Income	.176 [1]	.346 [1]	.340	[1]	.345	.363	.384
Net Realized and Unrealized Gain (Loss) on Investments	1.041	(.100)	.170		(.725)	(1.070)	2.833
Total from Investment Operations	1.217	.246	.510		(.380)	(.707)	3.217
Distributions
Dividends from Net Investment Income	(.177)	(.346)	(.340)		(.345)	(.363)	(.384)
Distributions from Realized Capital Gains	—	—	—		(.285)	(.320)	(.193)
Total Distributions	(.177)	(.346)	(.340)		(.630)	(.683)	(.577)
Net Asset Value, End of Period	$12.90	$11.86	$11.96		$11.79	$12.80	$14.19

Total Return[2]	10.32%	2.16%	4.32%		-3.12%	-4.81%	28.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,911	$2,532	$2,588		$2,509	$2,400	$2,448
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%		0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.90%	2.99%	2.80%		2.63%	2.86%	3.12%
Portfolio Turnover Rate[3]	69%	122%	103%[4]		94%	117%	59%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 6%, 34%, 6%, 3%, 36%, and 22% attributable to mortgage-dollar-roll activity.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

80

Long-Term Treasury Fund

Notes to Financial Statements

Vanguard Long-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

81

Long-Term Treasury Fund

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented 8% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2019, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

82

Long-Term Treasury Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

83

Long-Term Treasury Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $179,000, representing 0.00% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,687,525	—
Temporary Cash Investments	87,716	—	—
Options Written	(133)	—	—
Futures Contracts—Assets[1]	712	—	—
Futures Contracts—Liabilities[1]	(256)	—	—
Total	88,039	3,687,525	—

1 Represents variation margin on the last day of the reporting period.

D.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,432,773
Gross Unrealized Appreciation	344,957
Gross Unrealized Depreciation	(818)
Net Unrealized Appreciation (Depreciation)	344,139

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $75,693,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

84

Long-Term Treasury Fund

E.   During the six months ended July 31, 2019, the fund purchased $1,236,335,000 of investment securities and sold $1,206,579,000 of investment securities, other than temporary cash investments.

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	114,081	9,242	144,259	12,425
Issued in Lieu of Cash Distributions	10,739	864	21,523	1,850
Redeemed	(103,645)	(8,426)	(244,662)	(21,087)
Net Increase (Decrease)—Investor Shares	21,175	1,680	(78,880)	(6,812)
Admiral Shares
Issued	406,513	32,878	656,780	56,574
Issued in Lieu of Cash Distributions	33,457	2,689	64,936	5,585
Redeemed	(290,056)	(23,556)	(750,642)	(64,939)
Net Increase (Decrease)—Admiral Shares	149,914	12,011	(28,926)	(2,780)

G.   Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

85

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Long-Term Treasury Fund, and Vanguard Short-Term Federal Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board also has renewed the investment advisory agreement between Vanguard GNMA Fund and Wellington Management Company LLP (Wellington Management). The board determined that renewing each fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Vanguard. Vanguard has been managing investments for more than four decades and has advised the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds since their inceptions. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is backed by a team of experienced analysts who help inform his strategic perspective and conduct statistical and cash-flow analysis. The team leverages its deep knowledge of the mortgage industry to analyze the relative value of various GNMA bonds and construct a portfolio with lower prepayment and extension risk than the benchmark, but with similar interest rate risk. Wellington Management has advised the GNMA Fund since its inception in 1980.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

86

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate or expenses were also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee for the GNMA Fund, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the GNMA Fund shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board also concluded that the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

87

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q322 092019

Semiannual Report | July 31, 2019 Vanguard Corporate Bond Funds

Vanguard Short-Term Investment-Grade Fund

Vanguard Intermediate-Term Investment-Grade Fund

Vanguard Long-Term Investment-Grade Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Short-Term Investment-Grade Fund	3

Intermediate-Term Investment-Grade Fund	39

Long-Term Investment-Grade Fund	74

Trustees Approve Advisory Arrangements	101

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended July 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	1/31/2019	7/31/2019	Period
Based on Actual Fund Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,033.95	$1.01
Admiral™ Shares	1,000.00	1,034.46	0.50
Institutional Shares	1,000.00	1,034.61	0.35
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,060.90	$1.02
Admiral Shares	1,000.00	1,061.42	0.51
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,121.82	$1.16
Admiral Shares	1,000.00	1,122.36	0.63
Based on Hypothetical 5% Yearly Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.20	0.60

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Investment-Grade Fund, 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Intermediate-Term Investment-Grade Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Long-Term Investment-Grade Fund, 0.22% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Short-Term Investment-Grade Fund

Sector Diversification

As of July 31, 2019

Asset-Backed/Commercial
Mortgage-Backed	25.0%
Finance	26.7
Foreign	6.4
Government Mortgage-Backed	0.2
Industrial	29.6
Treasury/Agency	7.4
Utilities	4.6
Other	0.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Short-Term Investment-Grade Fund

Financial Statements (unaudited)

Statement of Net Assets — Investments Summary

As of July 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	1,500,000	1,563,497	2.6%
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	550,000	609,049	1.0%
1,2	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	425,000	476,518	0.8%
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	130,000	152,736	0.2%
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	100,000	106,753	0.2%
1,3	United States Treasury Note/Bond	1.875%	7/31/22	1,253,000	1,254,178	2.1%
1,3	United States Treasury Note/Bond	0.875%–2.875%	9/15/19–8/15/28	197,740	198,172	0.3%
					4,360,903	7.2%

Conventional Mortgage-Backed Securities †					41,072	0.1%

Nonconventional Mortgage-Backed Securities †					61,567	0.1%
Total U.S. Government and Agency Obligations (Cost $4,443,143)					4,463,542	7.4%
Asset-Backed/Commercial Mortgage-Backed Securities
4	AmeriCredit Automobile Receivables Trust 2016-1	3.590%	2/8/22	6,939	7,008	0.0%
4	AmeriCredit Automobile Receivables Trust 2016-2	3.650%	5/9/22	9,390	9,503	0.0%
4	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	10,170	10,213	0.0%
4	AmeriCredit Automobile Receivables Trust 2018-2	4.010%	7/18/24	19,450	20,126	0.0%
4	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	21,420	21,972	0.0%

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%–4.361%	9/15/48	19,420	20,486	0.0%
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	4,760	5,064	0.0%
4	Banc of America Funding 2006-H Trust	4.384%	9/20/46	8,443	7,724	0.0%
4	Bank of America Mortgage Trust 2002-J	4.923%	9/25/32	16	16	0.0%
4,5	Chrysler Capital Auto Receivables Trust 2015-BA	3.260%–4.170%	4/15/21–1/16/23	21,139	21,207	0.0%
4,5	Chrysler Capital Auto Receivables Trust 2016-AA	2.880%–4.220%	6/15/22–2/15/23	29,654	29,908	0.1%
4,5	Chrysler Capital Auto Receivables Trust 2016-BA	1.640%–1.870%	7/15/21–2/15/22	7,419	7,398	0.0%
4	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	89,125	89,619	0.2%
4	Citigroup Mortgage Loan Trust 2007-AR8	4.514%	7/25/37	530	513	0.0%
4	COMM 2012-CCRE2 Mortgage Trust	3.147%–3.791%	8/15/45	7,025	7,218	0.0%
4,5	COMM 2012-CCRE3 Mortgage Trust	2.822%–3.416%	10/15/45	35,214	35,770	0.1%
4	COMM 2012-CCRE4 Mortgage Trust	2.853%–3.251%	10/15/45	12,961	13,135	0.0%
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,676	0.0%
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	7,868	8,114	0.0%
4	COMM 2013-CCRE11 Mortgage Trust	3.983%–4.258%	8/10/50	57,292	61,375	0.1%
4	COMM 2013-CCRE12 Mortgage Trust	3.623%–4.046%	10/10/46	62,188	65,544	0.1%
4	COMM 2013-CCRE13 Mortgage Trust	4.194%–4.898%	11/10/46	45,447	48,717	0.1%
4,5	COMM 2013-CCRE6 Mortgage Trust	3.147%–3.397%	3/10/46	19,740	20,131	0.0%
4	COMM 2013-CCRE8 Mortgage Trust	3.334%–3.612%	6/10/46	42,250	44,133	0.1%
4,5	COMM 2013-CCRE9 Mortgage Trust	4.232%–4.255%	7/10/45	36,609	37,961	0.1%
4,5	COMM 2013-LC13 Mortgage Trust	3.774%–4.557%	8/10/46	41,227	43,762	0.1%
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,179	0.0%
4,5	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	5,490	5,557	0.0%
4,5	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	33,245	35,228	0.1%

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	COMM 2014-CCRE14 Mortgage Trust	3.955%–4.236%	2/10/47	20,910	22,452	0.0%
4	COMM 2014-CCRE15 Mortgage Trust	2.928%–4.426%	2/10/47	38,656	40,995	0.1%
4	COMM 2014-CCRE17 Mortgage Trust	3.700%–4.786%	5/10/47	86,756	92,528	0.2%
4	COMM 2014-CCRE18 Mortgage Trust	3.550%–3.828%	7/15/47	38,124	40,373	0.1%
4	COMM 2014-CCRE20 Mortgage Trust	3.326%–3.590%	11/10/47	38,105	40,164	0.1%
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	36,503	38,197	0.1%
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	12,380	0.0%
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	37,560	0.1%
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	11,345	12,084	0.0%
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	38,840	41,467	0.1%
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	23,351	0.0%
4	COMM 2015-CCRE27 Mortgage Trust	3.612%–4.471%	10/10/48	20,092	21,297	0.0%
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	9,930	10,287	0.0%
4,5	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	2,849	2,854	0.0%
4,5	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	4,789	4,800	0.0%
4,5	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	20,225	20,412	0.0%
4,5	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	20,835	21,096	0.0%
4,5	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	23,090	23,480	0.0%
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	2,400	2,425	0.0%
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	6,308	6,316	0.0%
4	Drive Auto Receivables Trust 2018-2	3.220%–4.140%	4/15/22–8/15/24	63,465	64,173	0.1%
4	Drive Auto Receivables Trust 2018-3	3.370%–4.300%	9/15/22–9/16/24	77,380	78,284	0.1%
4	Drive Auto Receivables Trust 2018-5	3.680%–4.300%	7/15/23–4/15/26	65,920	67,735	0.1%
4	Drive Auto Receivables Trust 2019-2	3.040%–3.690%	3/15/23–8/17/26	32,270	32,808	0.1%
4,5	GMF Floorplan Owner Revolving Trust 2017-2	2.130%–2.630%	7/15/22	81,380	81,248	0.1%
4,5	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	53,560	54,298	0.1%
4,5	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	13,920	14,032	0.0%

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4,5	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	153,710	154,622	0.3%
4,5	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	32,716	33,655	0.1%
4,5	GS Mortgage Securities Trust 2010-C2	5.180%	12/10/43	3,530	3,641	0.0%
4,5	GS Mortgage Securities Trust 2011-GC3	5.637%	3/10/44	2,280	2,370	0.0%
4,5	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	36,047	36,697	0.1%
4,5	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,053	0.0%
4	GS Mortgage Securities Trust 2012-GCJ7	5.686%	5/10/45	7,150	7,543	0.0%
4,5	GS Mortgage Securities Trust 2013-GC13	4.050%–4.083%	7/10/46	28,584	30,397	0.1%
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%–3.777%	6/10/46	21,310	21,934	0.0%
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%–4.243%	8/10/46	78,093	82,911	0.1%
4	GS Mortgage Securities Trust 2014-GC20	3.998%–4.258%	4/10/47	42,753	45,547	0.1%
4	GS Mortgage Securities Trust 2014-GC24	3.931%–4.533%	9/10/47	86,227	89,288	0.2%
4	GS Mortgage Securities Trust 2014-GC26	3.364%–3.629%	11/10/47	66,660	70,159	0.1%
4	GS Mortgage Securities Trust 2015-GC28	3.136%–3.396%	2/10/48	74,945	77,910	0.1%
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	12,225	12,794	0.0%
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,636	4,951	0.0%
4	GS Mortgage Securities Trust 2015-GC34	3.506%–4.653%	10/10/48	38,812	40,968	0.1%
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,930	12,160	0.0%
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	18,110	20,127	0.0%
4	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	4,990	5,469	0.0%
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	3,920	4,061	0.0%
4	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2	3.713%	2/25/33	551	538	0.0%
4	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4	4.989%	7/25/33	334	331	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%–3.792%	8/15/45	23,548	24,134	0.0%

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	4,923	5,001	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	31,865	33,790	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%–4.154%	8/15/46	32,309	34,305	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%–4.259%	10/15/46	10,282	10,744	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	8,300	8,865	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%–3.214%	2/15/46	9,340	9,516	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	27,425	28,169	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%–4.384%	2/15/47	34,100	36,596	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%–4.911%	4/15/47	61,824	65,533	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%–4.770%	6/15/47	83,605	88,803	0.2%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%–4.011%	8/15/47	39,638	41,976	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	13,400	14,318	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%–3.526%	12/15/47	40,570	42,286	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%–3.249%	2/15/48	59,741	61,613	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%–3.719%	7/15/50	22,688	24,113	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.479%–3.732%	5/15/48	48,384	51,303	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	7,814	8,295	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%–4.750%	5/15/49	29,825	31,162	0.1%

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	61,107	65,402	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	19,660	20,836	0.0%
4	Morgan Stanley Capital I Trust 2012-C4	3.244%–3.773%	3/15/45	18,552	18,949	0.0%
4,5	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,287	17,696	0.0%
4,5	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	29,703	0.1%
4,5	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	24,874	0.0%
4,5	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	28,871	30,231	0.1%
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%–4.587%	12/15/48	51,474	54,973	0.1%
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	11,960	12,326	0.0%
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	34,337	34,703	0.1%
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	19,710	20,884	0.0%
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%–3.587%	12/15/50	12,185	12,911	0.0%
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	4,440	4,897	0.0%
4,5	MSBAM Commercial Mortgage Securities Trust 2012-CKSV	3.277%	10/15/30	37,985	38,260	0.1%
4	Santander Drive Auto Receivables Trust 2015-3	3.490%	5/17/21	12,446	12,475	0.0%
4	Santander Drive Auto Receivables Trust 2016-2	3.390%	4/15/22	4,120	4,161	0.0%
4	Santander Drive Auto Receivables Trust 2016-3	2.460%	3/15/22	12,099	12,095	0.0%
4	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	5,760	5,774	0.0%
4	Santander Drive Auto Receivables Trust 2018-1	2.320%–3.320%	8/16/21–3/15/24	53,453	53,801	0.1%
4	Santander Drive Auto Receivables Trust 2018-3	3.290%–4.070%	10/17/22–8/15/24	65,600	66,826	0.1%
4	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	21,750	22,312	0.0%
4	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	35,530	36,570	0.1%
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%–3.539%	10/15/45	30,973	31,534	0.1%

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%–4.285%	7/15/46	46,950	49,862	0.1%
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%–4.458%	8/15/50	69,280	72,979	0.1%
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	29,862	31,236	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	29,810	30,854	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%–3.451%	2/15/48	82,790	86,350	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%–4.224%	6/15/48	66,613	70,563	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-C30	3.411%–4.497%	9/15/58	71,536	75,637	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%–4.543%	9/15/58	46,062	49,184	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	33,065	35,291	0.1%
4	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	23,085	23,158	0.0%
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	34,455	36,493	0.1%
4	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%–3.794%	12/15/49	21,557	23,017	0.0%
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	15,680	16,533	0.0%
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%–3.418%	9/15/50	71,030	74,833	0.1%
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	45,250	48,165	0.1%
4	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	39,807	42,113	0.1%
4	Wells Fargo Commercial Mortgage Trust 2017- C42	3.589%	12/15/50	17,855	18,996	0.0%
4	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	7,660	8,161	0.0%
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%–4.514%	3/15/51	60,983	66,596	0.1%
4	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	28,060	31,103	0.1%
4	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%–4.442%	9/15/61	54,590	61,280	0.1%

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	6,553	7,214	0.0%
4	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%–4.023%	3/15/52	26,264	28,827	0.1%
4	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	10,300	10,990	0.0%
§,5	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				10,219,480	16.9%
Total Asset-Backed/Commercial Mortgage-Backed Securities
(Cost $14,494,115)					14,822,109	24.5%
Corporate Bonds
Finance
	Banking
	American Express Co.	2.200%	10/30/20	158,870	158,466	0.3%
	American Express Co.	3.700%	8/3/23	128,195	133,975	0.2%
5	Banco Santander	2.500%	12/15/20	82,290	82,162	0.1%
	Banco Santander SA	2.706%	6/27/24	48,400	48,232	0.1%
4	Bank of America Corp.	2.369%	7/21/21	175,765	175,586	0.3%
4	Bank of America Corp.	2.328%	10/1/21	162,270	161,994	0.3%
4	Bank of America Corp.	2.625%–4.125%	10/19/20–7/23/24	429,014	439,169	0.7%
	Citibank NA	2.850%	2/12/21	262,150	264,541	0.4%
	Citibank NA	2.125%	10/20/20	130,030	129,826	0.2%
4,6	Citigroup Inc.	2.650%–4.044%	10/26/20–6/1/24	196,844	202,005	0.3%
	Goldman Sachs Group Inc.	2.600%	12/27/20	256,295	256,262	0.4%
	Goldman Sachs Group Inc.	2.875%	2/25/21	158,874	159,853	0.3%
	Goldman Sachs Group Inc.	2.300%	12/13/19	159,650	159,610	0.3%
4	Goldman Sachs Group Inc.	2.350%–5.750%	9/15/20–7/8/24	522,408	534,508	0.9%
7,8	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	2.631%	8/26/20	14,870	10,230	0.0%
7,8	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%	2.736%	9/8/21	19,280	13,346	0.0%
	HSBC Bank USA NA	4.875%	8/24/20	23,750	24,375	0.0%
4	HSBC Holdings plc	2.650%–4.000%	5/25/21–3/11/25	609,012	620,146	1.0%
	JPMorgan Chase & Co.	2.550%	10/29/20	181,838	182,165	0.3%
4	JPMorgan Chase & Co.	3.514%	6/18/22	130,215	132,750	0.2%
4	JPMorgan Chase & Co.	2.250%–4.500%	1/23/20–12/5/24	634,031	645,624	1.1%
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	194,065	202,223	0.3%
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	160,733	161,252	0.3%
	Mitsubishi UFJ Financial Group Inc.	2.190%–3.535%	3/1/21–7/18/24	375,893	380,645	0.6%
5	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	30,625	30,716	0.1%
	Mizuho Bank Ltd.	2.340%	12/4/19	185,675	185,736	0.3%
	Morgan Stanley	2.625%	11/17/21	214,379	215,086	0.4%
	Morgan Stanley	3.125%	1/23/23	155,676	158,500	0.3%
4	Morgan Stanley	2.500%–5.500%	1/27/20–7/22/25	280,690	283,903	0.5%
5	MUFG Bank Ltd.	2.300%–2.850%	3/5/20–9/8/21	178,469	179,111	0.3%
	MUFG Union Bank NA	3.150%	4/1/22	115,775	117,855	0.2%

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	National Bank of Canada	2.200%	11/2/20	151,645	151,442	0.3%
	Royal Bank of Canada	2.150%	10/26/20	150,358	149,887	0.2%
	Santander Holdings USA Inc.	3.400%–3.700%	3/28/22–1/18/23	137,290	139,746	0.2%
4	Santander UK Group Holdings plc	3.373%–4.796%	1/5/24–11/15/24	74,457	76,241	0.1%
5	Santander UK plc	3.750%–5.000%	11/15/21–3/13/24	87,356	90,644	0.2%
	SunTrust Bank	2.800%	5/17/22	155,900	157,442	0.3%
	Toronto-Dominion Bank	3.250%	6/11/21	175,910	178,860	0.3%
5	UBS AG	2.450%	12/1/20	171,865	172,307	0.3%
	Wells Fargo & Co.	2.100%–4.600%	4/1/21–1/24/24	317,480	323,596	0.5%
7,8	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	2.348%	7/27/21	23,240	16,091	0.0%
4	Wells Fargo Bank NA	3.325%	7/23/21	292,995	295,433	0.5%
	Wells Fargo Bank NA	3.625%	10/22/21	146,400	150,208	0.2%
	Wells Fargo Bank NA	2.600%–3.550%	1/15/21–8/14/23	119,890	123,008	0.2%
	Westpac Banking Corp.	2.750%	1/11/23	157,175	159,074	0.3%
§,5	Banking—Other †				5,292,098	8.7%
§	Brokerage †				150,764	0.3%
5	Finance Companies †				61,132	0.1%
	Insurance
	Coventry Health Care Inc.	5.450%	6/15/21	8,200	8,565	0.0%
5	Principal Life Global Funding II	2.204%	12/11/19	176,925	176,730	0.3%
5	Insurance—Other †				863,590	1.4%
	Real Estate Investment Trusts †				586,335	1.0%
					15,773,045	26.1%
Industrial
5	Basic Industry †				600,263	1.0%
	Capital Goods
	United Technologies Corp.	3.650%	8/16/23	276,860	289,756	0.5%
5	Capital Goods—Other †				997,812	1.6%
	Communication
	Verizon Communications Inc.	5.150%	9/15/23	164,633	182,543	0.3%
5	Communication—Other †				1,825,849	3.0%
	Consumer Cyclical
	General Motors Co.	4.875%	10/2/23	24,704	26,253	0.1%
7	General Motors Financial Co. Inc.	2.450%–5.100%	11/6/20–4/9/25	429,968	435,166	0.7%
5	Consumer Cyclical—Other †				1,525,415	2.5%
	Consumer Noncyclical
	Altria Group Inc.	3.490%	2/14/22	145,750	148,891	0.3%
5	Bristol-Myers Squibb Co.	2.600%	5/16/22	186,865	188,556	0.3%
	CVS Health Corp.	3.700%	3/9/23	314,550	324,336	0.5%
	CVS Health Corp.	3.350%	3/9/21	187,065	189,532	0.3%
	CVS Health Corp.	2.125%–3.500%	7/20/20–12/1/22	238,590	239,752	0.4%
	GlaxoSmithKline Capital plc	2.875%	6/1/22	249,700	253,168	0.4%
9	Medtronic Global Holdings SCA	0.000%	3/7/21	126,280	140,130	0.2%
5	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	145,870	150,434	0.3%
5	Consumer Noncyclical—Other †				3,241,443	5.4%
	Energy
	TransCanada PipeLines Ltd.	2.125%	11/15/19	133,475	133,287	0.2%
5	Energy—Other †				3,281,822	5.4%
5	Other Industrial †				94,767	0.2%

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Technology
5	Dell International LLC / EMC Corp.	4.420%	6/15/21	131,237	135,109	0.2%
	International Business Machines Corp.	2.850%	5/13/22	171,510	173,824	0.3%
§,5	Technology—Other †				1,752,642	2.9%
5	Transportation †				1,197,016	2.0%
					17,527,766	29.0%
Utilities
	Electric
5,8	Dominion Energy Inc., 3M USD LIBOR + 0.400%	2.920%	12/1/20	195,160	195,281	0.3%
	Duke Energy Corp.	3.227%	3/11/22	290,625	299,457	0.5%
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	354,630	361,499	0.6%
5	Electric—Other †				1,770,983	2.9%
5	Natural Gas †				109,100	0.2%
	Other Utility †				2,257	0.0%
					2,738,577	4.5%
Total Corporate Bonds (Cost $35,613,893)					36,039,388	59.6%
Sovereign Bonds
5,9	Kingdom of Spain	2.700%	10/31/48	117,150	174,985	0.3%
	Petroleos Mexicanos	5.500%	1/21/21	224,619	229,707	0.4%
5	Province of Alberta	1.750%	8/26/20	149,451	148,810	0.2%
	Republic of Lithuania	7.375%	2/11/20	144,433	148,078	0.2%
5	Sovereign Bonds—Other †				3,089,497	5.1%
Total Sovereign Bonds (Cost $3,743,774)					3,791,077	6.2%
Taxable Municipal Bonds (Cost $30,561) †					30,585	0.1%
§Convertible Preferred Stocks (Cost $28,924) †					—	0.0%

				Shares
Temporary Cash Investments
Money Market Fund
10	Vanguard Market Liquidity Fund	2.386%		3,789,269	378,965	0.6%

				Face
				Amount
				($000)
Certificate of Deposit
	Cooperatieve Rabobank UA	1.980%	10/25/19	215,345	215,186	0.4%

[11]Commercial Paper †					429,765	0.7%
Total Temporary Cash Investments (Cost $1,024,072)					1,023,916	1.7%

Short-Term Investment-Grade Fund

				Notional
				Amount on
				Underlying	Market	Percentage
		Expiration	Exercise	Swap	Value•	of Net
	Counterparty	Date	Rate	($000)	($000)	Assets
Options Purchased
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Pays 3M LIBOR Quarterly, Receives 1.941% Semiannually	BNPSW	10/2/19	1.941%	62,680	533	0.0%
5-Year Interest Rate Swap, Pays 3M LIBOR Quarterly, Receives 1.857% Semiannually	DBAG	6/21/21	1.857%	125,360	2,154	0.0%
10-Year Interest Rate Swap, Pays 3M LIBOR Quarterly, Receives 1.916% Semiannually	GSCM	10/3/19	1.916%	156,700	1,184	0.0%
10-Year Interest Rate Swap, Pays 3M LIBOR Quarterly, Receives 2.035% Semiannually	JPMC	10/17/19	2.035%	62,680	895	0.0%
					4,766	0.0%
Put Swaptions
10-Year Interest Rate Swap, Receives 3M LIBOR Quarterly, Pays 1.941% Semiannually	BNPSW	10/2/19	1.941%	62,680	569	0.0%
1-Year Interest Rate Swap, Receives 3M LIBOR Quarterly, Pays 2.260% Semiannually	CITNA	8/23/19	2.260%	629,270	53	0.0%
5-Year Interest Rate Swap, Receives 3M LIBOR Quarterly, Pays 1.857% Semiannually	DBAG	6/21/21	1.857%	125,360	1,932	0.0%
10-Year Interest Rate Swap, Receives 3M LIBOR Quarterly, Pays 1.916% Semiannually	GSCM	10/3/19	1.916%	156,700	1,633	0.0%
10-Year Interest Rate Swap, Receives 3M LIBOR Quarterly, Pays 2.035% Semiannually	JPMC	10/17/19	2.035%	62,680	393	0.0%
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	BARC	8/21/19	0.600%	125,615	66	0.0%
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	9/18/19	0.700%	251,340	123	0.0%
					4,769	0.0%
Total Options Purchased (Cost $12,141)					9,535	0.0%
Total Investments (Cost $59,390,623)					60,180,152	99.5%

Short-Term Investment-Grade Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	2,883
Receivables for Investment Securities Sold	210,975
Receivables for Accrued Income	382,795
Receivables for Capital Shares Issued	62,636
Variation Margin Receivable—Futures Contracts	1,395
Variation Margin Receivable—CC Swap Contracts	2,528
Unrealized Appreciation—Forward Currency Contracts	28,099
Unrealized Appreciation—OTC Swap Contracts	2,519
Other Assets	19,590
Total Other Assets	713,420	1.2%
Liabilities
Payables for Investment Securities Purchased	(260,477)
Payables for Capital Shares Redeemed	(64,552)
Payables for Distributions	(23,374)
Payables to Vanguard	(17,294)
Variation Margin Payable—Futures Contracts	(14,796)
Variation Margin Payable—CC Swap Contracts	(805)
Unrealized Depreciation—Forward Currency Contracts	(211)
Unrealized Depreciation—OTC Swap Contracts	(10,922)
Options Written, at Value[12]	(6,587)
Other Liabilities	(20)
Total Liabilities	(399,038)	(0.7%)
Net Assets	60,494,534	100.0%

At July 31, 2019, net assets consisted of:

		Amount
		($000)
Paid-in Capital		60,428,919
Total Distributable Earnings (Loss)		65,615
Net Assets		60,494,534

Investor Shares—Net Assets
Applicable to 747,233,972 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		7,992,319
Net Asset Value Per Share—Investor Shares		$10.70

Admiral Shares—Net Assets
Applicable to 3,942,837,712 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		42,172,088
Net Asset Value Per Share—Admiral Shares		$10.70

Short-Term Investment-Grade Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 965,804,822 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,330,127
Net Asset Value Per Share—Institutional Shares	$10.70

•           See Note A in Notes to Financial Statements.

§          Certain of the fund’s securities are valued using significant unobservable inputs.

†          Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1          Securities with a value of $5,576,000 have been segregated as collateral for open forward currency contracts and open over-the-counter swap contracts.

2          Securities with a value of $26,409,000 have been segregated as initial margin for open centrally cleared swap contracts.

3          Securities with a value of $32,207,000 have been segregated as initial margin for open futures contracts.

4          The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5          Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $11,870,080,000, representing 19.6% of net assets.

6          Face amount denominated in British pounds.

7          Face amount denominated in Australian dollars.

8          Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

9          Face amount denominated in euro.

10   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

11   Certain of the fund’s securities are exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At July 31, 2019, the aggregate value of these securities was $324,127,000, representing 0.5% of net assets.

12   Includes premiums received of $4,763,000.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

CC—Centrally Cleared.

CITNA—Citibank, N.A.

DBAG—Deutsche Bank AG.

GSCM—Goldman Sachs Bank USA.

JPMC—JPMorgan Chase Bank, N.A.

LIBOR—London Interbank Offered Rate.

OTC—Over-the-Counter.

Short-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
30-Year Interest Rate Swap, Receives 6M EURIBOR Semiannually, Pays 0.743% Annually	BNPSW	8/1/19	0.743%	31,340[1]	(2,075)
10-Year Interest Rate Swap, Receives 3M LIBOR Quarterly, Pays 1.983% Semiannually	GSCM	1/30/20	1.983%	62,680	(1,064)
30-Year Interest Rate Swap, Receives 6M EURIBOR Semiannually, Pays 0.738% Annually	JPMC	8/2/19	0.738%	31,340[1]	(2,026)
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	8/21/19	0.550%	251,235	(262)
					(5,427)

Put Swaptions
30-Year Interest Rate Swap, Pays 6M EURIBOR Semiannually, Receives 0.743% Annually	BNPSW	8/1/19	0.743%	31,340[1]	—
10-Year Interest Rate Swap, Pays 3M LIBOR Quarterly, Receives 1.983% Semiannually	GSCM	1/30/20	1.983%	62,680	(868)
30-Year Interest Rate Swap, Pays 6M EURIBOR Semiannually, Receives 0.738% Annually	JPMC	8/2/19	0.738%	31,340[1]	—
5-Year CDX-NA-IG-S32-V1 Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	8/21/19	0.550%	251,235	(292)
					(1,160)

Total Options Written (Premiums Received $4,763)					(6,587)

1 Notional amount denominated in euro.

BNPSW—BNP Paribas.

EURIBOR—Euro Interbank Offered Rate.

GSCM—Goldman Sachs Bank USA.

JPMC—JPMorgan Chase Bank, N.A.

Short-Term Investment-Grade Fund

Futures Contracts

					Value and
					Unrealized
		Number of		Notional	Appreciation
		Long (Short)		Amount	(Depreciation)
	Expiration	Contracts		(000)	($000)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	37,501	USD	8,040,449	7,079
Long Gilt	September 2019	2,903	GBP	385,605	8,583
5-Year U.S. Treasury Note	September 2019	1,128	USD	132,602	(56)
30-Year U.S. Treasury Bond	September 2019	123	USD	19,138	96
					15,702

Short Futures Contracts
Euro-Bund	September 2019	(5,105)	EUR	(893,732)	(16,143)
Ultra 10-Year U.S. Treasury Note	September 2019	(5,868)	USD	(808,867)	(12,185)
10-Year U.S. Treasury Note	September 2019	(6,091)	USD	(776,127)	(2,196)
Euro-Bobl	September 2019	(1,376)	EUR	(185,760)	(1,608)
Euro-Schatz	September 2019	(1,230)	EUR	(138,160)	(291)
AUD 3-Year Treasury Bond	September 2019	(836)	AUD	(96,515)	(401)
Ultra Long U.S. Treasury Bond	September 2019	(398)	USD	(70,670)	(354)
AUD 10-Year Treasury Bond	September 2019	(174)	AUD	(25,269)	(356)
Euro-Buxl	September 2019	(16)	EUR	(3,344)	(126)
					(33,660)
					(17,958)

Short-Term Investment-Grade Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs Bank AG	8/15/19	EUR	9,270	USD	10,339	—	(64)
Goldman Sachs Bank AG	8/15/19	GBP	2,715	USD	3,375	—	(71)
BNP Paribas	8/15/19	GBP	2,620	USD	3,265	—	(76)
Bank of America, N.A.	8/15/19	USD	822,351	EUR	729,057	14,253	—
Toronto-Dominion Bank	8/15/19	USD	276,885	AUD	396,565	5,535	—
Bank of America, N.A.	8/15/19	USD	207,448	GBP	165,509	6,014	—
RBC Capital Markets LLC	8/15/19	USD	82,958	MXN	1,591,276	143	—
JPMorgan Chase Bank, N.A.	8/15/19	USD	48,824	EUR	43,417	700	—
BNP Paribas	8/15/19	USD	20,478	AUD	29,065	591	—
Bank of America, N.A.	8/15/19	USD	17,839	AUD	25,296	530	—
Deutsche Bank AG	8/15/19	USD	14,714	EUR	13,088	207	—
Morgan Stanley Capital Services LLC	8/15/19	USD	9,843	EUR	8,809	79	—
Goldman Sachs Bank AG	8/15/19	USD	3,029	EUR	2,691	46	—
Goldman Sachs Bank AG	8/15/19	USD	156	JPY	16,803	1	—
						28,099	(211)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

MXN—Mexican peso.

USD—U.S. dollar.

Centrally Cleared Credit Default Swaps

				Periodic
				Premium			Unrealized
				Received			Appreciation
	Termination	Notional Amount		(Paid	)[1]	Value	(Depreciation )
Reference Entity	Date		(000)	(%	)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S32-V1	6/20/24	USD	31,069	5.000		2,299	(38)
CDX-NA-IG-S32-V1	6/20/29	USD	31,600	1.000		(68)	221
							183

Credit Protection Purchased
CDX-NA-IG-S32-V1	6/20/22	USD	91,635	(1.000)		(1,845)	(12)
CDX-NA-IG-S32-V1	6/20/24	USD	271,850	(1.000)		(5,676)	254
iTraxx Europe-S31-V1	6/20/24	EUR	253,220	(1.000)		(6,894)	(1,383)
							(1,141)
							(958)

1 Periodic premium received/paid quarterly.

EUR—euro.

USD—U.S. dollar.

Short-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps

							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[2]	Value	(Paid )	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	32,955	1.000		667	(325)	342	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	16,580	1.000		371	(192)	179	—
Boeing Co./A2	6/20/24	GSI	72,855	1.000		1,777	(1,728)	49	—
General Electric Capital Corp./A2	12/20/19	DBAG	29,290	1.000		97	(48)	49	—
Metlife Inc./A3	12/20/20	GSCM	14,025	1.000		161	—	161	—
Metlife Inc./A3	12/20/21	BARC	6,575	1.000		116	(6)	110	—
People’s Republic of China/A3	6/20/22	BNPSW	26,335	1.000		577	(132)	445	—
People’s Republic of China/A3	12/20/23	GSI	23,085	1.000		615	(357)	258	—
People’s Republic of China/A3	6/20/24	GSI	20,715	1.000		572	(466)	106	—
Verizon Communications Inc./Baa1	12/20/22	GSI	33,580	1.000		680	(394)	286	—
						5,633	(3,648)	1,985	—

Credit Protection Purchased Aetna Inc.	12/20/19	CSFBI	19,525	(1.000)		(74)	51	—	(23)
American International Group Inc.	6/20/20	BOANA	11,720	(1.000)		(99)	39	—	(60)
American International Group Inc.	6/20/20	BOANA	11,720	(1.000)		(99)	39	—	(60)
American International Group Inc.	12/20/20	GSCM	14,025	(1.000)		(173)	89	—	(84)
American International Group Inc.	12/20/20	GSCM	6,990	(1.000)		(86)	(30)	—	(116)
Autozone Inc.	12/20/20	GSCM	9,760	(1.000)		(128)	97	—	(31)
Bank of America Corp.	3/20/20	GSCM	21,610	(1.000)		(120)	44	—	(76)

Short-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)

								Remaining
					Periodic			Up-Front
					Premium			Premium
			Notional		Received			Received	Unrealized	Unrealized
Reference	Termination		Amount		(Paid	)[2]	Value	(Paid )	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)		(%	)	($000)	($000)	($000)	($000)
Bank of China Ltd.	12/20/21	BNPSW	13,100		(1.000)		(251)	(22)	—	(273)
Bank of China Ltd.	6/20/22	BNPSW	26,335		(1.000)		(582)	3	—	(579)
Bank of China Ltd.	6/20/23	BNPSW	19,485		(1.000)		(488)	244	—	(244)
Commerzbank AG	6/20/21	BOANA	24,410		(1.000)		(352)	(109)	—	(461)
CVS Health Corp.	12/20/20	BOANA	9,760		(1.000)		(119)	96	—	(23)
CVS Health Corp.	12/20/20	BOANA	9,760		(1.000)		(119)	94	—	(25)
CVS Health Corp.	12/20/20	BOANA	4,880		(1.000)		(59)	36	—	(23)
CVS Health Corp.	12/20/20	BOANA	4,880		(1.000)		(59)	48	—	(11)
CVS Health Corp.	12/20/21	BARC	19,535		(1.000)		(357)	311	—	(46)
CVS Health Corp.	12/20/21	BARC	6,620		(1.000)		(121)	102	—	(19)
CVS Health Corp.	12/20/21	JPMC	29,300		(1.000)		(535)	407	—	(128)
Deutsche Bank AG	12/20/22	JPMC	33,535		(1.000)		283	110	393	—
Deutsche Bank AG	6/20/24	GSI	10,600[1]		(1.000)		246	(349)	—	(103)
Dominion Energy Inc.	12/20/20	JPMC	97,580		(1.000)		(1,298)	925	—	(373)
Dominion Energy Inc.	12/20/20	JPMC	97,580		(1.000)		(1,298)	965	—	(333)
Federative Republic of Brazil	12/20/25	BOANA	23,222		(1.000)		730	(4,264)	—	(3,534)
Federative Republic of Brazil	12/20/25	GSCM	10,925		(1.000)		344	(1,871)	—	(1,527)
LafargeHolcim Ltd.	6/20/24	BNPSW	17,570	[1]	(1.000)		(392)	76	—	(316)
Lincoln National Corp.	6/20/21	BARC	3,340		(1.000)		(53)	(35)	—	(88)
Lincoln National Corp.	6/20/21	BARC	3,335		(1.000)		(53)	35	—	(18)

Short-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)

								Remaining
					Periodic			Up-Front
					Premium			Premium
			Notional		Received			Received	Unrealized	Unrealized
Reference	Termination		Amount		(Paid	)[2]	Value	(Paid )	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)		(%	)	($000)	($000)	($000)	($000)
Lincoln National Corp.	12/20/21	BARC	6,575		(1.000)		(123)	(8)	—	(131)
McDonald’s Corp.	6/20/22	GSI	26,675		(1.000)		(704)	494	—	(210)
Ministry of Finance Malaysia	6/20/24	CITNA	9,710		(1.000)		(242)	208	—	(34)
Ministry of Finance Malaysia	6/20/24	JPMC	3,885		(1.000)		(97)	83	—	(14)
People’s Republic of China	12/20/23	BARC	13,195		(1.000)		(367)	291	—	(76)
People’s Republic of China	12/20/23	BARC	9,890		(1.000)		(275)	211	—	(64)
Raytheon Co.	12/20/21	GSI	24,420		(1.000)		(558)	430	—	(128)
Raytheon Co.	12/20/21	GSI	24,415		(1.000)		(557)	425	—	(132)
Republic of Chile	6/20/24	GSI	9,710		(1.000)		(307)	285	—	(22)
Republic of Colombia	6/20/24	BARC	4,465		(1.000)		(34)	(25)	—	(59)
Republic of Colombia	6/20/24	HSBCC	18,500		(1.000)		(141)	34	—	(107)
Republic of Indonesia	6/20/24	BARC	4,500		(1.000)		(48)	29	—	(19)
Republic of Indonesia	6/20/24	BNPSW	6,650		(1.000)		(70)	42	—	(28)
Republic of South Africa	6/20/24	DBAG	12,615		(1.000)		410	(396)	14	—
Republic of South Africa	6/20/24	DBAG	6,260		(1.000)		203	(193)	10	—
Republic of Turkey	6/20/24	BARC	16,070		(1.000)		1,756	(1,639)	117	—
Societe Generale SA	12/20/21	JPMC	9,765		(1.000)		(202)	29	—	(173)
Societe Generale SA	6/20/24	JPMC	32,945	[1]	(1.000)		(615)	179	—	(436)
Standard Chartered Bank	12/20/21	JPMC	16,475		(1.000)		(330)	(18)	—	(348)
State of Qatar	6/20/22	BOANA	1,500		(1.000)		(35)	(11)	—	(46)
State of Qatar	6/20/22	CITNA	3,450		(1.000)		(80)	(24)	—	(104)
United Mexican States	6/20/24	BARC	7,134		(1.000)		47	(64)	—	(17)

Short-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)

							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[2]	Value	(Paid )	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
United Mexican States	6/20/24	JPMC	9,700	(1.000)		65	(67)	—	(2)
UnitedHealth Group Inc.	12/20/19	CSFBI	19,525	(1.000)		(74)	49	—	(25)
UnitedHealth Group Inc.	6/20/20	CSFBI	19,530	(1.000)		(170)	133	—	(37)
Wells Fargo & Co.	9/20/20	BOANA	25,940	(1.000)		(258)	122	—	(136)
						(8,118)	(2,270)	534	(10,922)
						(2,485)	(5,918)	2,519	(10,922)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

CITNA—Citibank, N.A.

CSFBI—Credit Suisse International.

DBAG—Deutsche Bank AG.

GSCM—Goldman Sachs Bank USA.

GSI—Goldman Sachs International.

HSBCC—HSBC Bank USA, N.A.

JPMC—JPMorgan Chase Bank, N.A.

At July 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $25,598,000 and cash of $4,068,000 in connection with open forward currency contracts and over-the-counter swap contracts. After July 31, 2019, the counterparties posted additional collateral of $2,926,000 in connection with open forward currency contracts and over-the-counter swap contracts as of July 31, 2019.

Short-Term Investment-Grade Fund

Centrally Cleared Interest Rate Swaps

					Fixed		Floating
					Interest		Interest
					Rate		Rate			Unrealized
	Future		Notional		Received		Received			Appreciation
	Effective		Amount		(Paid	)	(Paid	)	Value	(Depreciation )
Termination Date	Date		($000)		(%	)	(%	)	($000)	($000)
9/18/20	9/18/19	1	267,973		3.000	2	(0.000)[3]		2,501	(331)
9/20/21	9/18/19	1	273,181		(1.750)[2]		0.000	3	751	598
9/19/22	9/18/19	1	437,545		(1.750)[2]		0.000	3	983	923
9/18/23	9/18/19	1	222,719		(1.750)[2]		0.000	3	450	310
9/18/24	9/18/19	1	302,169		(2.000)[2]		0.000	3	(2,815)	(7)
9/18/26	9/18/19	1	177,099		(3.000)[2]		0.000	3	(13,371)	(557)
7/9/29	N/A		1,564		(1.941)[2]		2.311	3	1	(1)
11/21/29	11/21/19	1	39,017		2.392	2	(0.000)[3]		1,580	916
11/26/29	11/26/19	1	34,612		(2.050)[2]		0.000	3	(319)	(320)
8/5/49	8/5/19	1	60,173	4	0.743	5	(0.000)[6]		4,171	2,341
									(6,068)	3,872

1   Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2   Fixed interest payment received/paid semiannually.

3   Based on 3M LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

4   Notional amount denominated in euro.

5   Fixed interest payment received/paid annually.

6   Based on 6M EURIBOR as of the most recent payment date. Floating interest payment received/paid semiannually.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends	315
Interest[1]	927,824
Total Income	928,139
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,983
Management and Administrative—Investor Shares	6,857
Management and Administrative—Admiral Shares	16,124
Management and Administrative—Institutional Shares	2,628
Marketing and Distribution—Investor Shares	365
Marketing and Distribution—Admiral Shares	1,020
Marketing and Distribution—Institutional Shares	185
Custodian Fees	120
Shareholders’ Reports—Investor Shares	170
Shareholders’ Reports—Admiral Shares	390
Shareholders’ Reports—Institutional Shares	14
Trustees’ Fees and Expenses	16
Total Expenses	31,872
Net Investment Income	896,267
Realized Net Gain (Loss)
Investment Securities Sold[1]	134,896
Futures Contracts	(129,195)
Options Purchased	253
Options Written	16,552
Swap Contracts	(61,989)
Forward Currency Contracts	12,565
Foreign Currencies	12,905
Realized Net Gain (Loss)	(14,013)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,022,117
Futures Contracts	8,615
Options Purchased	(2,905)
Options Written	(1,220)
Swap Contracts	11,077
Forward Currency Contracts	44,891
Foreign Currencies	(469)
Change in Unrealized Appreciation (Depreciation)	1,082,106
Net Increase (Decrease) in Net Assets Resulting from Operations	1,964,360

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,713,000, $176,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	896,267	1,684,700
Realized Net Gain (Loss)	(14,013)	(577,386)
Change in Unrealized Appreciation (Depreciation)	1,082,106	172,421
Net Increase (Decrease) in Net Assets Resulting from Operations	1,964,360	1,279,735
Distributions
Net Investment Income
Investor Shares	(115,562)	(229,139)
Admiral Shares	(621,181)	(1,151,441)
Institutional Shares	(155,608)	(303,737)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(892,351)	(1,684,317)
Capital Share Transactions
Investor Shares	2,884	(1,424,483)
Admiral Shares	1,210,203	(1,672,327)
Institutional Shares	45,284	(1,389,223)
Net Increase (Decrease) from Capital Share Transactions	1,258,371	(4,486,033)
Total Increase (Decrease)	2,330,380	(4,890,615)
Net Assets
Beginning of Period	58,164,154	63,054,769
End of Period	60,494,534	58,164,154

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.50	$10.57	$10.65	$10.60	$10.73	$10.74
Investment Operations
Net Investment Income	.155 [1]	.283 [1]	.224 [1]	.213	.204	.200
Net Realized and Unrealized Gain (Loss) on Investments	.200	(.069)	(.087)	.053	(.123)	.016
Total from Investment Operations	.355	.214	.137	.266	.081	.216
Distributions
Dividends from Net Investment Income	(.155)	(.284)	(.215)	(.205)	(.209)	(.200)
Distributions from Realized Capital Gains	—	—	(.002)	(.011)	(.002)	(.026)
Total Distributions	(.155)	(.284)	(.217)	(.216)	(.211)	(.226)
Net Asset Value, End of Period	$10.70	$10.50	$10.57	$10.65	$10.60	$10.73

Total Return[2]	3.39%	2.07%	1.29%	2.52%	0.77%	2.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,992	$7,846	$9,333	$9,558	$9,840	$10,943
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.95%	2.71%	2.11%	2.00%	1.91%	1.86%
Portfolio Turnover Rate	77%[3]	71%[3]	86%	68%	75%	79%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 2% and 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,		Year Ended January 31,
Throughout Each Period	2019		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.50		$10.57	$10.65	$10.60	$10.73	$10.74
Investment Operations
Net Investment Income	.160	1	.294[1]	.236[1]	.224	.215	.211
Net Realized and Unrealized Gain (Loss) on Investments	.200		(.070)	(.088)	.053	(.123)	.016
Total from Investment Operations	.360		.224	.148	.277	.092	.227
Distributions
Dividends from Net Investment Income	(.160)		(.294)	(.226)	(.216)	(.220)	(.211)
Distributions from Realized Capital Gains	—		—	(.002)	(.011)	(.002)	(.026)
Total Distributions	(.160)		(.294)	(.228)	(.227)	(.222)	(.237)
Net Asset Value, End of Period	$10.70		$10.50	$10.57	$10.65	$10.60	$10.73

Total Return[2]	3.45%		2.17%	1.39%	2.62%	0.87%	2.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,172		$40,218	$42,156	$38,564	$33,857	$33,772
Ratio of Total Expenses to Average Net Assets	0.10%		0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.05%		2.81%	2.21%	2.10%	2.01%	1.96%
Portfolio Turnover Rate	77%[3]		71%[3]	86%	68%	75%	79%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 2% and 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.50	$10.57	$10.65	$10.60	$10.73	$10.74
Investment Operations
Net Investment Income	.162 [1]	.297 [1]	.240 [1]	.227	.218	.214
Net Realized and Unrealized Gain (Loss) on Investments	.199	(.070)	(.089)	.053	(.123)	.016
Total from Investment Operations	.361	.227	.151	.280	.095	.230
Distributions
Dividends from Net Investment Income	(.161)	(.297)	(.229)	(.219)	(.223)	(.214)
Distributions from Realized Capital Gains	—	—	(.002)	(.011)	(.002)	(.026)
Total Distributions	(.161)	(.297)	(.231)	(.230)	(.225)	(.240)
Net Asset Value, End of Period	$10.70	$10.50	$10.57	$10.65	$10.60	$10.73

Total Return	3.46%	2.20%	1.42%	2.65%	0.90%	2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,330	$10,100	$11,566	$9,949	$9,205	$8,337
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%

Ratio of Net Investment Income to Average Net Assets	3.08%	2.84%	2.24%	2.13%	2.04%	1.99%
Portfolio Turnover Rate	77%[2]	71%[2]	86%	68%	75%	79%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes 2% and 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund

Notes to Financial Statements

Vanguard Short-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The

Short-Term Investment-Grade Fund

primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented 13% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

Short-Term Investment-Grade Fund

During the six months ended July 31, 2019, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default

Short-Term Investment-Grade Fund

(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2019, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and 3% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with

Short-Term Investment-Grade Fund

the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2019, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

7. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

8. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

Short-Term Investment-Grade Fund

9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

10. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

11. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

12. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Short-Term Investment-Grade Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $2,883,000, representing 0.00% of the fund’s net assets and 1.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,463,542	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	14,667,114	154,995
Corporate Bonds	—	36,039,385	3
Sovereign Bonds	—	3,791,077	—
Taxable Municipal Bonds	—	30,585	—
Convertible Preferred Stocks	—	—	—	[2]
Temporary Cash Investments	378,965	644,951	—
Options Purchased	—	9,535	—
Options Written	—	(6,587)	—
Futures Contracts—Assets[1]	1,395	—	—
Futures Contracts—Liabilities[1]	(14,796)	—	—
Forward Currency Contracts—Assets	—	28,099	—
Forward Currency Contracts—Liabilities	—	(211)	—
Swap Contracts—Assets	2,528 [1]	2,519	—
Swap Contracts—Liabilities	(805)[1]	(10,922)	—
Total	367,287	59,659,087	154,998

1 Represents variation margin on the last day of the reporting period.

2 Market value of convertible preferred stocks based on Level 3 inputs.

Short-Term Investment-Grade Fund

D.   At July 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)	($000)
Options Purchased	9,346	—	189	9,535
Variation Margin Receivable—Futures Contracts	1,395	—	—	1,395
Variation Margin Receivable—CC Swap Contracts	2,213	—	315	2,528
Unrealized Appreciation—Forward Currency Contracts	—	28,099	—	28,099
Unrealized Appreciation—OTC Swap Contracts	—	—	2,519	2,519
Total Assets	12,954	28,099	3,023	44,076

Options Written	(6,033)	—	(554)	(6,587)
Variation Margin Payable—Futures Contracts	(14,796)	—	—	(14,796)
Variation Margin Payable—CC Swap Contracts	(443)	—	(362)	(805)
Unrealized Depreciation—Forward Currency Contracts	—	(211)	—	(211)
Unrealized Depreciation—OTC Swap Contracts	—	—	(10,922)	(10,922)
Total Liabilities	(21,272)	(211)	(11,838)	(33,321)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2019, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(129,195)	—	—	(129,195)
Options Purchased	614	—	(361)	253
Options Written	12,524	—	4,028	16,552
Swap Contracts	(58,655)	—	(3,334)	(61,989)
Forward Currency Contracts	—	12,565	—	12,565
Realized Net Gain (Loss) on Derivatives	(174,712)	12,565	333	(161,814)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	8,615	—	—	8,615
Options Purchased	(2,848)	—	(57)	(2,905)
Options Written	(1,872)	—	652	(1,220)
Swap Contracts	14,403	—	(3,326)	11,077
Forward Currency Contracts	—	44,891	—	44,891
Change in Unrealized Appreciation (Depreciation) on Derivatives	18,298	44,891	(2,731)	60,458

Short-Term Investment-Grade Fund

E.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	59,343,546
Gross Unrealized Appreciation	1,059,083
Gross Unrealized Depreciation	(218,705)
Net Unrealized Appreciation (Depreciation)	840,378

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $757,822,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended July 31, 2019, the fund purchased $19,988,197,000 of investment securities and sold $14,992,142,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,402,163,000 and $6,691,747,000, respectively.

G.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	788,437	74,403	1,325,422	126,687
Issued in Lieu of Cash Distributions	107,212	10,086	206,614	19,752
Redeemed	(892,765)	(84,211)	(2,956,519)	(282,593)
Net Increase (Decrease)—Investor Shares	2,884	278	(1,424,483)	(136,154)
Admiral Shares
Issued	5,600,165	528,419	11,332,613	1,083,427
Issued in Lieu of Cash Distributions	495,870	46,648	920,232	87,968
Redeemed	(4,885,832)	(460,870)	(13,925,172)	(1,331,637)
Net Increase (Decrease)—Admiral Shares	1,210,203	114,197	(1,672,327)	(160,242)
Institutional Shares
Issued	1,217,731	114,955	3,255,614	311,004
Issued in Lieu of Cash Distributions	143,227	13,474	271,951	25,995
Redeemed	(1,315,674)	(124,151)	(4,916,788)	(469,832)
Net Increase (Decrease)—Institutional Shares	45,284	4,278	(1,389,223)	(132,833)

H.   Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

Intermediate-Term Investment-Grade Fund

Sector Diversification

As of July 31, 2019

Asset-Backed/Commercial Mortgage-Backed	19.7%
Finance	30.4
Foreign	7.1
Government Mortgage-Backed	0.1
Industrial	32.4
Treasury/Agency	5.9
Utilities	4.2
Other	0.2

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Intermediate-Term Investment-Grade Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of July 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Inflation Indexed Bond	0.125%	1/15/23	565,000	622,055	2.0%
1	United States Treasury Note/Bond	2.875%	4/30/25	400,000	421,752	1.4%
	United States Treasury Note/Bond	2.625%	2/28/23	265,000	272,205	0.9%
2	United States Treasury Note/Bond	2.875%	5/15/28	200,000	214,250	0.7%
	United States Treasury Note/Bond	2.875%	5/31/25	135,000	142,404	0.4%
1,3	United States Treasury Note/Bond	2.125%–2.750%	3/31/24–2/15/28	62,152	64,455	0.2%
					1,737,121	5.6%

Conventional Mortgage-Backed Securities †					19,037	0.1%

Nonconventional Mortgage-Backed Securities †					23,372	0.1%
Total U.S. Government and Agency Obligations (Cost $1,746,467)					1,779,530	5.8%
Asset-Backed/Commercial Mortgage-Backed Securities
4,5	ARL Second LLC 2014-1A	2.920%	6/15/44	4,363	4,372	0.0%
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%–4.361%	9/15/48	7,626	8,046	0.0%
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	1,540	1,638	0.0%
4,5	Chrysler Capital Auto Receivables Trust 2015-BA	3.260%–4.170%	4/15/21–1/16/23	7,493	7,517	0.0%
4,5	Chrysler Capital Auto Receivables Trust 2016-AA	2.880%–4.220%	6/15/22–2/15/23	10,234	10,317	0.0%
4,5	Chrysler Capital Auto Receivables Trust 2016-BA	1.640%–1.870%	7/15/21–2/15/22	5,412	5,395	0.0%
4,5	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	978	979	0.0%

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4,5	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	1,702	1,706	0.0%
4,5	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	7,483	7,552	0.0%
4,5	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	10,638	10,771	0.0%
4,5	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	10,540	10,718	0.0%
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	1,640	1,657	0.0%
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	3,183	3,187	0.0%
4	Drive Auto Receivables Trust 2018-2	3.220%–4.140%	4/15/22–8/15/24	26,590	26,886	0.1%
4	Drive Auto Receivables Trust 2018-3	3.370%–4.300%	9/15/22–9/16/24	38,680	39,133	0.1%
4	Drive Auto Receivables Trust 2018-5	3.680%–4.300%	7/15/23–4/15/26	33,460	34,382	0.1%
4	Drive Auto Receivables Trust 2019-2	3.040%–3.690%	3/15/23–8/17/26	11,450	11,640	0.1%
4,5	GS Mortgage Securities Corporation Trust 2012-ALOHA	3.551%	4/10/34	5,430	5,586	0.0%
4,5	GS Mortgage Securities Trust 2010-C2	5.180%	12/10/43	1,370	1,413	0.0%
4,5	GS Mortgage Securities Trust 2011-GC3	5.637%	3/10/44	2,650	2,755	0.0%
4,5	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	7,625	7,762	0.0%
4,5	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,079	0.0%
4	GS Mortgage Securities Trust 2012-GCJ7	5.686%	5/10/45	2,140	2,258	0.0%
4,5	GS Mortgage Securities Trust 2013-GC13	4.050%–4.083%	7/10/46	1,395	1,454	0.0%
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%–3.777%	6/10/46	5,678	5,842	0.0%
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%–4.243%	8/10/46	6,761	7,101	0.0%
4	GS Mortgage Securities Trust 2014-GC20	3.998%–4.258%	4/10/47	11,208	11,939	0.1%
4	GS Mortgage Securities Trust 2014-GC24	3.931%–4.533%	9/10/47	27,220	28,321	0.1%
4	GS Mortgage Securities Trust 2014-GC26	3.364%–3.629%	11/10/47	25,550	26,887	0.1%
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	9,200	9,510	0.0%
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	2,398	2,509	0.0%
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,615	4,929	0.0%
4	GS Mortgage Securities Trust 2015-GC34	3.506%–4.653%	10/10/48	17,250	18,196	0.1%

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	2,220	2,263	0.0%
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	5,335	5,929	0.0%
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	1,530	1,585	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%–3.792%	8/15/45	24,502	25,250	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	5,382	5,467	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	3,074	3,191	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%–4.154%	8/15/46	14,888	15,713	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%–4.259%	10/15/46	2,743	2,906	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	400	427	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%–3.214%	2/15/46	4,470	4,554	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	12,980	13,332	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%–4.384%	2/15/47	3,900	4,181	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%–4.911%	4/15/47	32,837	34,951	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%–4.770%	6/15/47	19,071	20,265	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%–4.011%	8/15/47	30,076	31,854	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	5,430	5,802	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%–3.526%	12/15/47	10,820	11,227	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%–3.249%	2/15/48	19,093	19,660	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%–3.719%	7/15/50	6,710	7,090	0.0%

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.479%–3.732%	5/15/48	38,730	41,238	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	7,598	8,066	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%–4.750%	5/15/49	21,350	22,300	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	29,870	31,970	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	6,550	6,942	0.0%
4	Morgan Stanley Capital I Trust 2012-C4	3.244%–3.773%	3/15/45	4,700	4,817	0.0%
4,5	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,407	6,558	0.0%
4,5	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,768	0.0%
4,5	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,845	0.0%
4,5	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	4,430	4,639	0.0%
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%–4.587%	12/15/48	51,895	55,585	0.2%
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,260	5,421	0.0%
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	31,860	32,200	0.1%
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	10,670	11,306	0.1%
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%–3.587%	12/15/50	6,306	6,682	0.0%
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	6,730	7,423	0.0%
4,5	MSBAM Commercial Mortgage Securities Trust 2012-CKSV	3.277%	10/15/30	11,190	11,271	0.0%
4	Santander Drive Auto Receivables Trust 2015-3	3.490%	5/17/21	4,286	4,296	0.0%
4	Santander Drive Auto Receivables Trust 2016-2	3.390%	4/15/22	1,440	1,454	0.0%
4	Santander Drive Auto Receivables Trust 2016-3	2.460%	3/15/22	3,401	3,400	0.0%
4	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	3,980	3,990	0.0%
4	Santander Drive Auto Receivables Trust 2018-1	2.320%–3.320%	8/16/21–3/15/24	14,310	14,403	0.1%
4	Santander Drive Auto Receivables Trust 2018-3	3.290%–4.070%	10/17/22–8/15/24	35,200	35,858	0.1%

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	11,000	11,284	0.0%
4	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	17,580	18,095	0.1%
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%–3.539%	10/15/45	13,462	13,787	0.1%
4	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%–4.218%	7/15/46	8,684	9,244	0.0%
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.548%–4.458%	8/15/50	24,970	26,202	0.1%
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	12,670	13,253	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	30,685	31,760	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-C27	3.451%	2/15/48	15,822	16,612	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%–4.224%	6/15/48	18,695	19,820	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-C30	3.411%–4.497%	9/15/58	16,670	17,569	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%–4.543%	9/15/58	14,719	15,700	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	22,686	24,213	0.1%
4	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	8,950	8,978	0.0%
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	8,870	9,395	0.0%
4	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%–3.794%	12/15/49	9,280	9,970	0.0%
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	6,905	7,281	0.0%
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%–3.418%	9/15/50	22,830	24,061	0.1%
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	15,380	16,371	0.1%

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Wells Fargo Commercial Mortgage Trust 2017- C41	3.472%	11/ 15/ 50	10,700	11,320	0.1%
4	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	9,345	9,942	0.0%
4	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	2,712	2,889	0.0%
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%–4.514%	3/15/51	17,850	19,087	0.1%
4	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	8,630	9,566	0.0%
4	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%–4.442%	9/15/61	19,290	21,705	0.1%
4	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	11,180	12,308	0.1%
4	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%–4.023%	3/15/52	11,650	12,791	0.1%
4	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	3,710	3,958	0.0%
§,5	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				4,584,310	14.9%
Total Asset-Backed/Commercial Mortgage-Backed Securities
(Cost $5,727,937)					5,849,987	19.0%
Corporate Bonds
Finance
	Banking
	Banco Santander SA	2.706%–4.379%	6/27/24–6/27/29	64,215	64,958	0.2%
4	Bank of America Corp.	3.824%	1/20/28	89,380	94,360	0.3%
4	Bank of America Corp.	3.093%	10/1/25	72,895	74,284	0.2%
4	Bank of America Corp.	3.194%–4.271%	7/23/24–7/23/30	247,060	257,610	0.8%
	Bank of Montreal	3.300%	2/5/24	76,000	78,537	0.3%
	Citigroup Inc.	3.200%	10/21/26	111,245	113,649	0.4%
	Cooperatieve Rabobank UA	4.625%	12/1/23	78,434	83,794	0.3%
	Goldman Sachs Group Inc.	3.750%	5/22/25	86,497	90,279	0.3%
4	Goldman Sachs Group Inc.	3.272%–4.223%	7/8/24–5/1/29	232,504	242,217	0.8%
6,7	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	2.825%	5/16/23	10,000	6,845	0.0%
6,7	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	3.100%	5/2/24	30,700	21,240	0.1%
4	HSBC Holdings plc	3.803%–4.583%	5/18/24–5/22/30	296,342	311,558	1.0%

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
6,7	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	2.725%	2/16/24	28,200	19,223	0.1%
4	JPMorgan Chase & Co.	3.220%	3/1/25	80,536	82,702	0.3%
4,8	JPMorgan Chase & Co.	1.090%–4.005%	5/13/24–7/24/38	274,919	288,963	0.9%
	Lloyds Banking Group plc	4.550%	8/16/28	71,000	76,233	0.2%
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	107,697	113,622	0.4%
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	79,890	83,249	0.3%
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	77,000	78,033	0.2%
	Mitsubishi UFJ Financial Group Inc.	2.527%–3.850%	9/13/23–3/7/29	122,490	127,842	0.4%
5	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	29,055	29,142	0.1%
	Morgan Stanley	3.875%	1/27/26	85,427	90,526	0.3%
4	Morgan Stanley	2.720%–4.000%	4/29/24–7/22/28	213,621	223,001	0.7%
	MUFG Americas Holdings Corp.	3.000%–3.500%	6/18/22–2/10/25	31,491	32,099	0.1%
	PNC Financial Services Group Inc.	3.450%	4/23/29	101,000	105,705	0.3%
	Santander Holdings USA Inc.	3.500%–4.400%	6/7/24–7/13/27	41,222	42,467	0.1%
5	Santander UK Group Holdings plc	4.750%	9/15/25	17,061	17,560	0.1%
	Santander UK plc	2.875%–4.000%	3/13/24–6/18/24	46,110	47,379	0.2%
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	114,000	114,214	0.4%
	Sumitomo Mitsui Financial Group Inc.	2.632%–3.784%	7/12/22–1/17/28	236,960	241,216	0.8%
	SunTrust Bank	3.200%	4/1/24	120,925	124,502	0.4%
4,5	UBS Group Funding Switzerland AG	2.859%	8/15/23	82,205	82,698	0.3%
4	Wells Fargo & Co.	3.000%–4.150%	9/9/24–1/24/29	242,984	250,505	0.8%
6,7	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	2.128%	4/27/22	20,610	14,219	0.0%
	Wells Fargo Bank NA	3.550%	8/14/23	72,420	75,348	0.2%
§,5	Banking—Other †				2,782,495	9.0%
§,5	Brokerage †				419,585	1.4%
	Finance Companies †				5,045	0.0%
	Insurance
	UnitedHealth Group Inc.	2.875%	8/15/29	91,740	91,875	0.3%
5	Insurance—Other †				915,653	3.0%
	Other Finance †				8,196	0.0%
5	Real Estate Investment Trusts †				976,736	3.2%
					8,999,364	29.2%
Industrial
5	Basic Industry †				305,953	1.0%
	Capital Goods
	United Technologies Corp.	3.125%	5/4/27	70,965	73,115	0.2%
5	Capital Goods—Other †				664,723	2.2%

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Communication
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	9,966	12,211	0.0%
	Comcast Corp.	3.375%	8/15/25	107,848	112,563	0.4%
	Comcast Corp.	4.150%	10/15/28	66,025	72,725	0.2%
	Comcast Corp.	2.350%–3.950%	2/15/25–2/15/28	182,768	188,147	0.6%
	Verizon Communications Inc.	4.125%	3/16/27	100,000	108,265	0.4%
5	Communication—Other †				768,590	2.5%
	Consumer Cyclical
	Visa Inc.	3.150%	12/14/25	120,737	125,760	0.4%
5	Consumer Cyclical—Other †				988,427	3.2%
	Consumer Noncyclical
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	91,350	103,678	0.3%
5	Bristol-Myers Squibb Co.	3.400%	7/26/29	78,605	82,068	0.3%
5	Bristol-Myers Squibb Co.	3.200%	6/15/26	74,375	76,889	0.2%
	CVS Health Corp.	4.100%	3/25/25	74,900	78,754	0.3%
	CVS Health Corp.	4.300%	3/25/28	72,460	76,910	0.2%
	Gilead Sciences Inc.	3.700%	4/1/24	70,110	73,616	0.2%
	Medtronic Inc.	3.500%	3/15/25	74,286	78,878	0.3%
	Reynolds American Inc.	4.450%	6/12/25	87,408	92,725	0.3%
5	Consumer Noncyclical—Other †				1,656,330	5.4%
	Energy
	BP Capital Markets America Inc.	2.750%–3.796%	5/10/23–1/16/27	276,039	285,134	0.9%
	BP Capital Markets plc	3.279%–3.994%	9/26/23–9/19/27	114,103	120,221	0.4%
	ConocoPhillips Co.	4.950%	3/15/26	67,877	77,262	0.3%
	Shell International Finance BV	3.250%	5/11/25	85,903	89,874	0.3%
5	Energy—Other †				1,061,731	3.4%
	Other Industrial †				10,938	0.0%
	Technology
	Apple Inc.	3.250%	2/23/26	88,151	92,119	0.3%
	Apple Inc.	2.450%–3.450%	2/9/24–11/13/27	442,401	454,257	1.5%
	Fiserv Inc.	3.200%	7/1/26	82,520	84,347	0.3%
	International Business Machines Corp.	3.300%	5/15/26	103,665	107,593	0.4%
	International Business Machines Corp.	3.500%	5/15/29	73,015	76,400	0.2%
	Microsoft Corp.	2.400%	8/8/26	97,672	97,936	0.3%
§,5	Technology—Other †				1,013,081	3.3%
5	Transportation †				279,716	0.9%
					9,590,936	31.1%
Utilities
5	Electric †				1,192,524	3.9%
5	Natural Gas †				40,272	0.1%
	Other Utility †				12,495	0.0%
					1,245,291	4.0%
Total Corporate Bonds (Cost $19,166,432)					19,835,591	64.3%
Sovereign Bonds
	Kingdom of Saudi Arabia	2.375%	10/26/21	131,077	131,116	0.4%
5,8	Kingdom of Spain	2.700%	10/31/48	59,880	89,442	0.3%
	Petroleos Mexicanos	5.500%	1/21/21	150,939	154,358	0.5%

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Petroleos Mexicanos	6.500%–6.875%	8/4/26–3/13/27	41,350	41,890	0.1%
7	Petroleos Mexicanos, 3M USD LIBOR +3.650%	6.101%	3/11/22	14,150	14,273	0.0%
	Republic of Indonesia	3.750%	4/25/22	88,508	90,965	0.3%
	State of Qatar	4.000%	3/14/29	91,126	99,343	0.3%
9	United Mexican States	5.750%	3/5/26	1,890,540	90,312	0.3%
8	United Mexican States	1.625%–4.500%	1/30/25–4/22/29	52,292	56,036	0.2%
5	Sovereign Bonds—Other †				1,344,385	4.4%
Total Sovereign Bonds (Cost $2,054,303)					2,112,120	6.8%
Taxable Municipal Bonds (Cost $43,025) †					46,090	0.1%
§Convertible Preferred Stocks (Cost $8,571) †					—	0.0%

				Shares
Temporary Cash Investments
Money Market Fund
10	Vanguard Market Liquidity Fund	2.386%		5,848,449	584,903	1.9%

				Face
				Amount
				($000)
Commercial Paper
11	Dominion Energy Inc.	2.770%	9/5/19	75,000	74,803	0.2%
11	Commercial Paper—Other †				324,224	1.1%
					399,027	1.3%
Total Temporary Cash Investments (Cost $983,936)					983,930	3.2%

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)
Options Purchased
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.941% Semiannually	BNPSW	10/2/19	1.941%	31,440	267	0.0%
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.916% Semiannually	GSCM	10/3/19	1.916%	78,600	594	0.0%

Intermediate-Term Investment-Grade Fund

				Notional
				Amount on
				Underlying	Market	Percentage
		Expiration	Exercise	Swap	Value•	of Net
	Counterparty	Date	Rate	($000)	($000)	Assets
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 2.035% Semiannually	JPMC	10/17/19	2.035%	31,440	449	0.0%
5-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.857% Semiannually	DBAG	6/21/21	1.857%	62,890	1,081	0.0%
					2,391	0.0%
Put Swaptions
1-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 2.260% Semiannually	CITNA	8/23/19	2.260%	313,000	26	0.0%
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.941% Semiannually	BNPSW	10/2/19	1.941%	31,440	286	0.0%
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.916% Semiannually	GSCM	10/3/19	1.916%	78,600	819	0.0%
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 2.035% Semiannually	JPMC	10/17/19	2.035%	31,440	197	0.0%
5-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.857% Semiannually	DBAG	6/21/21	1.857%	62,890	969	0.0%
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	BARC	8/21/19	0.600%	63,950	33	0.0%
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	9/18/19	0.700%	127,890	63	0.0%
					2,393	0.0%
Total Swaption Contracts Purchased (Cost $6,089)					4,784	0.0%
Total Investments (Cost $29,736,760)					30,612,032	99.2%

Intermediate-Term Investment-Grade Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,462
Receivables for Investment Securities Sold	204,495
Receivables for Accrued Income	216,307
Receivables for Capital Shares Issued	48,463
Variation Margin Receivable—Futures Contracts	3,676
Variation Margin Receivable—CC Swap Contracts	1,228
Unrealized Appreciation—Forwards Contracts	12,051
Unrealized Appreciation—OTC Swap Contracts	2,409
Other Assets	10,133
Total Other Assets	500,224	1.6%
Liabilities
Payables for Investment Securities Purchased	(189,758)
Payables for Capital Shares Redeemed	(28,163)
Payables for Distributions	(11,231)
Payables to Vanguard	(10,356)
Options Written, at Value[12]	(3,308)
Variation Margin Payable—Futures Contracts	(7,259)
Variation Margin Payable—CC Swap Contracts	(391)
Unrealized Depreciation—Forwards Contracts	(1,720)
Unrealized Depreciation—OTC Swap Contracts	(5,878)
Other Liabilities	(792)
Total Liabilities	(258,856)	(0.8%)
Net Assets	30,853,400	100.0%

At July 31, 2019, net assets consisted of:
		Amount
		($000)
Paid-in Capital		30,168,117
Total Distributable Earnings (Loss)		685,283
Net Assets		30,853,400

Investor Shares—Net Assets
Applicable to 228,458,826 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		2,271,857
Net Asset Value Per Share—Investor Shares		$9.94

Intermediate-Term Investment-Grade Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 2,874,179,686 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,581,543
Net Asset Value Per Share—Admiral Shares	$9.94

•	See Note A in Notes to Financial Statements.

§	Certain of the fund’s securities are valued using significant unobservable inputs.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Securities with a value of $14,646,000 have been segregated as initial margin for open centrally cleared swap contracts.

2	Securities with a value of $42,732,000 have been segregated as initial margin for open futures contracts.

3	Securities with a value of $1,042,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $4,435,294,000, representing 14.4% of net assets.

6	Face amount denominated in Australian dollars.

7

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Face amount denominated in euro.

9	Face amount denominated in Mexican pesos.

10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

11

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At July 31, 2019, the aggregate value of these securities was $369,107,000, representing 1.2% of net assets.

12	Includes premiums received of $2,394,000.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

CC—Centrally Cleared.

CITNA—Citibank, N.A.

DBAG—Deutsche Bank AG.

GSCM—Goldman Sachs Bank USA.

JPMC—JPMorgan Chase Bank, N.A.

LIBOR—London Interbank Offered Rate.

OTC—Over-the-Counter.

Intermediate-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional
				Amount on
				Underlying		Market
		Expiration	Exercise	Swap		Value
	Counterparty	Date	Rate	(000)		($000)
Over-the-Counter Swaptions
Call Swaptions
30-Year Interest Rate Swap, Receives 6M EURIBOR Semiannually, Pays 0.743% Annually	BNPSW	8/1/19	0.743%	EUR	15,720	(1,041)
30-Year Interest Rate Swap, Receives 6M EURIBOR Semiannually, Pays 0.738% Annually	JPMC	8/2/19	0.738%	EUR	15,720	(1,017)
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.983% Semiannually	GSCM	1/30/20	1.983%	USD	31,440	(533)
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	8/21/19	0.550%	USD	127,905	(133)
						(2,724)

Put Swaptions
30-Year Interest Rate Swap, Pays 6M EURIBOR Semiannually, Receives 0.743% Annually	BNPSW	8/1/19	0.743%	EUR	15,720	—[1]
30-Year Interest Rate Swap, Pays 6M EURIBOR Semiannually, Receives 0.738% Annually	JPMC	8/2/19	0.738%	EUR	15,720	—[1]
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.983% Semiannually	GSCM	1/30/20	1.983%	USD	31,440	(435)
5-Year CDX-NA-IG-S32-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	8/21/19	0.550%	USD	127,905	(149)
						(584)

Total Options Written (Premiums Received $2,394)						(3,308)

1 Market value is less than $500.

BNPSW—BNP Paribas.

EUR—euro.

EURIBOR—Euro Interbank Offer Rate.

GSCM—Goldman Sachs Bank USA.

JPMC—JPMorgan Chase Bank, N.A.

USD—U.S. dollar.

Intermediate-Term Investment-Grade Fund

Futures Contracts

					Value and
					Unrealized
		Number of	Notional		Appreciation
		Long (Short )	Amount		(Depreciation )
	Expiration	Contracts	(000)		($000)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2019	19,989	USD	2,547,036	21,864
5-Year U.S. Treasury Note	September 2019	15,869	USD	1,865,475	(2,724)
Long Gilt	September 2019	1,476	GBP	238,425	4,388
Ultra 10-Year U.S. Treasury Note	September 2019	711	USD	98,007	(93)
					23,435

Short Futures Contracts
Euro-Bund	September 2019	(3,119)	EUR	(604,472)	(9,791)
2-Year U.S. Treasury Note	September 2019	(2,493)	USD	(534,515)	666
30-Year U.S. Treasury Bond	September 2019	(539)	USD	(83,865)	(1,248)
Ultra Long U.S. Treasury Bond	September 2019	(419)	USD	(74,399)	(239)
AUD 3-Year Treasury Bond	September 2019	(411)	AUD	(32,448)	(197)
Euro-Schatz	September 2019	(243)	EUR	(30,216)	(68)
AUD 10-Year Treasury Bond	September 2019	(242)	AUD	(24,033)	(495)
Euro-Buxl	September 2019	(63)	EUR	(14,575)	(607)
Euro-Bobl	September 2019	(38)	EUR	(5,679)	(21)
					(12,000)
					11,435

Intermediate-Term Investment-Grade Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
BNP Paribas	8/15/19	AUD	54,059	USD	38,089	—	(1,099)
Bank of America, N.A.	8/15/19	AUD	25,849	USD	18,229	—	(541)
State Street Bank & Trust Company	8/15/19	EUR	3,685	USD	4,105	—	(20)
Goldman Sachs Bank AG	8/15/19	EUR	2,761	USD	3,080	—	(19)
Bank of America, N.A.	8/15/19	GBP	1,442	USD	1,796	—	(41)
Bank of America, N.A.	8/15/19	USD	301,365	EUR	267,302	5,081	—
Toronto-Dominion Bank	8/15/19	USD	243,936	AUD	349,373	4,876	—
RBC Capital Markets LLC	8/15/19	USD	88,656	MXN	1,700,568	153	—
RBC Capital Markets LLC	8/7/19	USD	56,658	ZAR	803,661	680	—
Bank of America, N.A.	8/15/19	USD	27,149	GBP	21,661	787	—
JPMorgan Chase Bank, N.A.	8/15/19	USD	24,532	EUR	21,815	352	—
BNP Paribas	8/15/19	USD	8,136	EUR	7,301	44	—
Goldman Sachs Bank AG	8/15/19	USD	2,702	EUR	2,410	31	—
Morgan Stanley Capital Services LLC	8/15/19	USD	1,413	EUR	1,264	11	—
State Street Bank & Trust Company	8/15/19	USD	1,121	GBP	894	33	—
HSBC Bank USA, N.A.	8/15/19	USD	172	EUR	154	2	—
Goldman Sachs Bank AG	8/15/19	USD	77	JPY	8,326	1	—
						12,051	(1,720)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

MXN—Mexican peso.

USD—U.S. dollar.

ZAR—South African rand.

Intermediate-Term Investment-Grade Fund

Centrally Cleared Credit Default Swaps

				Periodic
				Premium			Unrealized
				Received			Appreciation
	Termination	Notional Amount		(Paid)	[1]	Value	(Depreciation )
Reference Entity	Date		(000)	(%)		($000)	($000)
Credit Protection Sold
CDX-NA-HY-S32-V1	6/20/24	USD	15,845	5.000		1,172	(19)
CDX-NA-IG-S32-V1	6/20/29	USD	15,875	1.000		(34)	111
						1,138	92

Credit Protection Purchased
CDX-NA-IG-S32-V1	6/20/22	USD	46,040	(1.000)		(927)	(6)
CDX-NA-IG-S32-V1	6/20/24	USD	132,640	(1.000)		(2,770)	133
iTraxx Europe-S31-V1	6/20/24	EUR	126,815	(1.000)		(3,453)	(663)
						(7,150)	(536)
						(6,012)	(444)

1   Periodic premium received/paid quarterly.

EUR—euro.

USD—U.S. dollar.

Intermediate-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
America Movil /A3	12/20/22	BARC	15,000	1.000	4	98	102	—
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	15,760	1.000	319	(155)	164	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	7,605	1.000	170	(88)	82	—
Berkshire Hathaway Inc./Aa2	6/20/24	BARC	19,400	1.000	489	(174)	315	—
Berkshire Hathaway Inc./Aa2	6/20/24	JPMC	9,400	1.000	237	(71)	166	—
Metlife Inc./A3	12/20/20	GSCM	5,625	1.000	65	—	65	—
Metlife Inc./A3	12/20/21	BARC	3,165	1.000	56	(3)	53	—
Metlife Inc./A3	6/20/24	BARC	24,300	1.000	538	(21)	517	—
People’s Republic of China/A3	6/20/22	BNPSW	22,800	1.000	499	(114)	385	—
People’s Republic of China/A3	12/20/23	GSI	11,245	1.000	299	(173)	126	—
Saudi Arabia/A1	6/20/24	MSCS	24,560	1.000	314	(191)	123	—
Verizon Communications Inc./Baa1	12/20/22	GSI	15,585	1.000	316	(183)	133	—
					3,306	(1,075)	2,231	—

Intermediate-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Purchased
American International Group Inc.	12/20/20	GSCM	5,625	(1.000)	(70)	36	—	(34)
American International Group Inc.	12/20/20	GSCM	2,835	(1.000)	(35)	(12)	—	(47)
Bank of America Corp.	3/20/20	GSCM	7,870	(1.000)	(44)	16	—	(28)
Bank of China Ltd.	12/20/21	BNPSW	6,200	(1.000)	(119)	(10)	—	(129)
Bank of China Ltd.	6/20/22	BNPSW	22,800	(1.000)	(503)	2	—	(501)
Commerzbank AG	6/20/21	BOANA	24,495	(1.000)	(353)	(175)	—	(528)
CVS Health Corp.	12/20/21	BARC	3,220	(1.000)	(59)	50	—	(9)
CVS Health Corp.	12/20/21	BOANA	15,000	(1.000)	(274)	235	—	(39)
Deutsche Bank AG	12/20/22	JPMC	15,195	(1.000)	128	50	178	—
Deutsche Bank AG	6/20/24	GSI	5,400[1]	(1.000)	125	(178)	—	(53)
Federative Republic of Brazil	6/20/24	JPMC	26,700	(1.000)	308	(974)	—	(666)
Federative Republic of Brazil	12/20/25	BOANA	3,885	(1.000)	122	(713)	—	(591)
Federative Republic of Brazil	12/20/25	GSCM	2,485	(1.000)	78	(426)	—	(348)
JPMorgan Chase Bank N.A.	12/20/20	MSCS	25,000	(1.000)	(300)	44	—	(256)
LafargeHolcim Ltd.	6/20/24	BNPSW	8,655[1]	(1.000)	(193)	37	—	(156)
Lincoln National Corp.	6/20/21	BARC	10,000	(1.000)	(159)	(83)	—	(242)
Lincoln National Corp.	6/20/21	BARC	1,555	(1.000)	(25)	(16)	—	(41)
Lincoln National Corp.	6/20/21	BARC	1,550	(1.000)	(24)	16	—	(8)

Intermediate-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Lincoln National Corp.	12/20/21	BARC	3,165	(1.000)	(59)	(4)	—	(63)
McDonald’s Corp.	6/20/22	GSI	12,325	(1.000)	(325)	228	—	(97)
People’s Republic of China	12/20/23	BARC	6,425	(1.000)	(179)	142	—	(37)
People’s Republic of China	12/20/23	BARC	4,820	(1.000)	(134)	103	—	(31)
Republic of Colombia	6/20/24	HSBCC	12,700	(1.000)	(96)	23	—	(73)
Republic of Colombia	6/20/24	HSBCC	10,750	(1.000)	(82)	(80)	—	(162)
Republic of Colombia	6/20/24	HSBCC	5,600	(1.000)	(42)	(42)	—	(84)
Republic of Indonesia	6/20/24	BARC	5,000	(1.000)	(53)	34	—	(19)
Republic of Indonesia	6/20/24	BARC	2,600	(1.000)	(27)	16	—	(11)
Republic of Indonesia	6/20/24	BNPSW	4,640	(1.000)	(49)	29	—	(20)
Republic of South Africa	6/20/24	JPMC	11,520	(1.000)	374	(511)	—	(137)
Republic of South Africa	6/20/24	MSCS	23,775	(1.000)	772	(1,065)	—	(293)
Republic of Turkey	12/20/19	GSI	9,050	(1.000)	11	(18)	—	(7)
Societe Generale SA	12/20/21	JPMC	14,675	(1.000)	(303)	43	—	(260)
Societe Generale SA	6/20/24	JPMC	16,555[1]	(1.000)	(309)	90	—	(219)
Standard Chartered Bank	12/20/21	JPMC	7,945	(1.000)	(159)	(9)	—	(168)
State of Qatar	6/20/22	BOANA	1,360	(1.000)	(31)	(10)	—	(41)
State of Qatar	6/20/22	CITNA	2,640	(1.000)	(61)	(18)	—	(79)
United Mexican States	6/20/24	BNPSW	16,630	(1.000)	111	(248)	—	(137)
United Mexican States	6/20/24	BNPSW	10,841	(1.000)	72	(166)	—	(94)
United Mexican States	6/20/24	BNPSW	9,315	(1.000)	62	(105)	—	(43)
United Mexican States	6/20/24	BNPSW	6,500	(1.000)	43	(43)	—	—

Intermediate-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
United Mexican States	6/20/24	JPMC	12,775	(1.000)	85	(141)	—	(56)
United Mexican States	6/20/24	JPMC	10,000	(1.000)	66	(68)	—	(2)
Wells Fargo & Co.	9/20/20	BOANA	9,700	(1.000)	(97)	28	—	(69)
					(1,807)	(3,893)	178	(5,878)
					1,499	(4,968)	2,409	(5,878)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

CITNA—Citibank, N.A.

DBAG—Deutsche Bank AG.

GSCM—Goldman Sachs Bank USA.

GSI—Goldman Sachs International.

HSBCC—HSBC Bank USA, N.A.

JPMC—JPMorgan Chase Bank, N.A.

MSCS—Morgan Stanley Capital Services LLC.

At July 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $7,579,000 and cash of $5,116,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Intermediate-Term Investment-Grade Fund

Centrally Cleared Interest Rate Swaps

			Fixed		Floating
			Interest		Interest
			Rate		Rate			Unrealized
	Future	Notional	Received		Received			Appreciation
	Effective	Amount	(Paid	)	(Paid	)	Value	(Depreciation )
Termination Date	Date	($000)	(%	)	(%	)	($000)	($000)
9/18/20	9/18/19[1]	125,366	3.000	2	0.000	3	1,170	(151)
9/20/21	9/18/19[1]	123,039	(1.750)[2]		0.000	3	338	266
9/19/22	9/18/19[1]	201,483	(1.750)[2]		0.000	3	453	425
9/18/23	9/18/19[1]	114,640	(1.750)[2]		0.000	3	232	160
9/18/24	9/18/19[1]	138,925	(2.000)[2]		0.000	3	(1,294)	(3)
9/18/26	9/18/19[1]	81,231	(3.000)[2]		0.000	3	(6,133)	(256)
7/9/29	N/A	786	(1.941)[2]		2.311	3	1	—
11/21/29	11/21/19[1]	19,406	2.392	[2]	0.000	3	786	456
11/26/29	11/26/19[1]	17,215	(2.050)[2]		0.000	3	(159)	(159)
8/5/49	8/5/19[1]	30,182[4]	.743	5	0.000	6	2,092	1,173
							(2,514)	1,911

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2 Fixed interest payment received/paid semiannually.

3 Based on 3M LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

4 Notional amount denominated in euro.

5 Fixed interest payment received/paid annually.

6 Based on 6M EURIBOR as of the most recent payment date. Floating interest payment received/paid semiannually.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends	159
Interest[1]	504,022
Total Income	504,181
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,986
Management and Administrative—Investor Shares	1,812
Management and Administrative—Admiral Shares	10,574
Marketing and Distribution—Investor Shares	108
Marketing and Distribution—Admiral Shares	667
Custodian Fees	117
Shareholders’ Reports—Investor Shares	78
Shareholders’ Reports—Admiral Shares	394
Trustees’ Fees and Expenses	8
Total Expenses	15,744
Net Investment Income	488,437
Realized Net Gain (Loss)
Investment Securities Sold[1]	188,463
Futures Contracts	182,341
Options Purchased	(157)
Options Written	7,162
Swap Contracts	(26,373)
Forward Currency Contracts	3,667
Foreign Currencies	6,410
Realized Net Gain (Loss)	361,513
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	994,668
Futures Contracts	(76,716)
Options Purchased	(1,305)
Options Written	(535)
Swap Contracts	2,569
Forward Currency Contracts	21,045
Foreign Currencies	(195)
Change in Unrealized Appreciation (Depreciation)	939,531
Net Increase (Decrease) in Net Assets Resulting from Operations	1,789,481

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,132,000, $1,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	488,437	956,302
Realized Net Gain (Loss)	361,513	(500,407)
Change in Unrealized Appreciation (Depreciation)	939,531	217,239
Net Increase (Decrease) in Net Assets Resulting from Operations	1,789,481	673,134
Distributions
Net Investment Income
Investor Shares	(34,990)	(70,981)
Admiral Shares	(452,702)	(894,900)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(487,692)	(965,881)
Capital Share Transactions
Investor Shares	60,544	(329,408)
Admiral Shares	365,289	275,334
Net Increase (Decrease) from Capital Share Transactions	425,833	(54,074)
Total Increase (Decrease)	1,727,622	(346,821)
Net Assets
Beginning of Period	29,125,778	29,472,599
End of Period	30,853,400	29,125,778

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.52	$9.61	$9.66	$9.72	$10.06	$9.81
Investment Operations
Net Investment Income	.156 [1]	.300 [1]	.277 [1]	.278	.288	.303
Net Realized and Unrealized Gain (Loss) on Investments	.420	(.087)	(.034)	.030	(.288)	.341
Total from Investment Operations	.576	.213	.243	.308	.000	.644
Distributions
Dividends from Net Investment Income	(.156)	(.303)	(.274)	(.276)	(.296)	(.307)
Distributions from Realized Capital Gains	—	—	(.016)	(.092)	(.044)	(.087)
Total Distributions	(.156)	(.303)	(.290)	(.368)	(.340)	(.394)
Net Asset Value, End of Period	$9.94	$9.52	$9.61	$9.66	$9.72	$10.06

Total Return[2]	6.09%	2.31%	2.47%	3.16%	0.03%	6.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,272	$2,115	$2,472	$2,671	$2,701	$2,952
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.24%	3.20%	2.84%	2.80%	2.94%	3.05%
Portfolio Turnover Rate	103%[3]	73%[3]	63%	68%	70%	88%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes 0% and 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.52	$9.61	$9.66	$9.72	$10.06	$9.81
Investment Operations
Net Investment Income	.161 [1]	.310 [1]	.288 [1]	.288	.298	.313
Net Realized and Unrealized Gain (Loss) on Investments	.420	(.087)	(.039)	.030	(.288)	.341
Total from Investment Operations	.581	.223	.249	.318	.010	.654
Distributions
Dividends from Net Investment Income	(.161)	(.313)	(.283)	(.286)	(.306)	(.317)
Distributions from Realized Capital Gains	—	—	(.016)	(.092)	(.044)	(.087)
Total Distributions	(.161)	(.313)	(.299)	(.378)	(.350)	(.404)
Net Asset Value, End of Period	$9.94	$9.52	$9.61	$9.66	$9.72	$10.06

Total Return[2]	6.14%	2.41%	2.58%	3.27%	0.13%	6.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,582	$27,011	$27,000	$25,145	$18,764	$16,491
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.34%	3.30%	2.94%	2.90%	3.04%	3.15%
Portfolio Turnover Rate	103%[3]	73%[3]	63%	68%	70%	88%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 0% and 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund

Notes to Financial Statements

Vanguard Intermediate-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes

Intermediate-Term Investment-Grade Fund

in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented 18% and 8% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

Intermediate-Term Investment-Grade Fund

During the six months ended July 31, 2019, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty,

Intermediate-Term Investment-Grade Fund

determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2019, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit

Intermediate-Term Investment-Grade Fund

risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2019, the fund’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.

7. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

8. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

Intermediate-Term Investment-Grade Fund

9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

10. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

11. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,462,000, representing 0.00% of the fund’s net assets and 0.58% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Intermediate-Term Investment-Grade Fund

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,779,530	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,839,187	10,800
Corporate Bonds	—	19,833,291	2,300
Sovereign Bonds	—	2,112,120	—
Taxable Municipal Bonds	—	46,090	—
Convertible Preferred Stocks	—	—	—[1]
Temporary Cash Investments	584,903	399,027	—
Options Purchased	—	4,784	—
Options Written	—	(3,308)	—
Futures Contracts—Assets[2]	3,676	—	—
Futures Contracts—Liabilities[2]	(7,259)	—	—
Forward Currency Contracts—Assets	—	12,051	—
Forward Currency Contracts—Liabilities	—	(1,720)	—
Swap Contracts—Assets	1,228[2]	2,409	—
Swap Contracts—Liabilities	(391)[2]	(5,878)	—
Total	582,157	30,017,583	13,100

1 Market value of Convertible Preferred Stock is less than $500 and is based on Level 3 inputs.

2 Represents variation margin on the last day of the reporting period.

Intermediate-Term Investment-Grade Fund

D.   At July 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Net Assets	($000)	($000)	($000)	($000)
Options Purchased	4,688	—	96	4,784
Variation Margin Receivable—Futures Contracts	3,676	—	—	3,676
Variation Margin Receivable—CC Swap Contracts	1,074	—	154	1,228
Unrealized Appreciation—Forward Currency Contracts	—	12,051	—	12,051
Unrealized Appreciation—OTC Swap Contracts	—	—	2,409	2,409
Total Assets	9,438	12,051	2,659	24,148

Options Written	(3,026)	—	(282)	(3,308)
Variation Margin Payable—Futures Contracts	(7,259)	—	—	(7,259)
Variation Margin Payable—CC Swap Contracts	(208)	—	(183)	(391)
Unrealized Depreciation—Forward Currency Contracts	—	(1,720)	—	(1,720)
Unrealized Depreciation—OTC Swap Contracts	—	—	(5,878)	(5,878)
Total Liabilities	(10,493)	(1,720)	(6,343)	(18,556)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2019, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	182,341	—	—	182,341
Options Purchased	(63)	—	(94)	(157)
Options Written	5,464	—	1,698	7,162
Swap Contracts	(27,475)	—	1,102	(26,373)
Forward Currency Contracts	—	3,667	—	3,667
Realized Net Gain (Loss) on Derivatives	160,267	3,667	2,706	166,640

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(76,716)	—	—	(76,716)
Options Purchased	(1,276)	—	(29)	(1,305)
Options Written	(829)	—	294	(535)
Swap Contracts	6,353	—	(3,784)	2,569
Forward Currency Contracts	—	21,045	—	21,045
Change in Unrealized Appreciation (Depreciation) on Derivatives	(72,468)	21,045	(3,519)	(54,942)

Intermediate-Term Investment-Grade Fund

E.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	29,709,163
Gross Unrealized Appreciation	1,021,782
Gross Unrealized Depreciation	(107,426)
Net Unrealized Appreciation (Depreciation)	914,356

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $485,416,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balance above.

F.   During the six months ended July 31, 2019, the fund purchased $13,147,046,000 of investment securities and sold $12,864,614,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,586,434,000 and $2,242,810,000, respectively.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2019, such purchases and sales were $330,214,000 and $2,573,822,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	320,253	32,922	409,991	43,707
Issued in Lieu of Cash Distributions	31,133	3,188	62,607	6,654
Redeemed	(290,842)	(29,928)	(802,006)	(85,353)
Net Increase (Decrease)—Investor Shares	60,544	6,182	(329,408)	(34,992)
Admiral Shares
Issued	3,298,299	339,521	6,514,554	693,184
Issued in Lieu of Cash Distributions	382,535	39,172	764,312	81,254
Redeemed	(3,315,545)	(343,002)	(7,003,532)	(745,703)
Net Increase (Decrease)—Admiral Shares	365,289	35,691	275,334	28,735

H.   Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

Long-Term Investment-Grade Fund

Sector Diversification

As of July 31, 2019

Commercial Mortgage-Backed	0.7%
Finance	20.3
Foreign	0.8
Government Mortgage-Backed	1.7
Industrial	44.5
Treasury/Agency	7.3
Utilities	15.6
Other	9.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Long-Term Investment-Grade Fund

Financial Statements (unaudited)

Statement of Net Assets — Investments Summary

As of July 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
1	United States Treasury Note/Bond	4.500%	2/15/36	182,000	239,898	1.3%
	United States Treasury Note/Bond	3.000%	11/15/45	189,052	206,687	1.1%
2	United States Treasury Note/Bond	4.375%	5/15/40	126,785	168,663	0.9%
3	United States Treasury Note/Bond	4.750%	2/15/37	109,059	149,190	0.8%
	United States Treasury Note/Bond	2.875%	8/15/45	118,700	126,749	0.7%
2	United States Treasury Note/Bond	3.000%	2/15/48	59,320	64,909	0.3%
2,3	United States Treasury Note/Bond	2.250%–4.375%	11/15/24–8/15/48	200,982	215,240	1.1%
	U.S. Government Securities—Other †				22,747	0.1%
					1,194,083	6.3%

Agency Notes †					57,236	0.3%

Conventional Mortgage-Backed Securities
4,5	Fannie Mae Pool	2.980%–4.180%	8/1/30–9/1/34	275,912	301,578	1.5%
4,5	Freddie Mac Pool	3.390%	7/1/34	12,909	13,573	0.1%
5,6	UMBS TBA	4.000%	7/1/49–8/1/49	955	989	0.0%
					316,140	1.6%
Nonconventional Mortgage-Backed Securities
4,5	Fannie Mae REMICS	3.000%–3.500%	7/25/47–4/25/59	26,754	28,165	0.2%
4,5,7,8	Fannie Mae REMICS,
	6.200% - 1M USD LIBOR	3.934%	10/25/47	1,581	279	0.0%
	Nonconventional Mortgage-Backed Securities—Other †				42,627	0.2%
					71,071	0.4%
Total U.S. Government and Agency Obligations (Cost $1,531,910)					1,638,530	8.6%
Asset-Backed/Commercial Mortgage-Backed Securities (Cost $122,445) †					128,921	0.7%
Corporate Bonds
Finance
	Banking
5	Bank of America Corp.	4.244%	4/24/38	80,790	89,436	0.5%
5	Bank of America Corp.	3.946%	1/23/49	65,835	70,353	0.4%
5	Bank of America Corp.	3.705%–5.875%	4/24/28–3/15/50	155,130	174,963	0.9%

Long-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Bank of America NA	6.000%	10/15/36	20,450	27,141	0.1%
	Bank One Corp.	8.000%	4/29/27	21,400	28,404	0.1%
5	Citigroup Inc.	3.878%	1/24/39	64,990	68,619	0.4%
	Citigroup Inc.	4.650%	7/23/48	54,226	63,607	0.3%
5	Citigroup Inc.	4.281%–4.650%	7/30/45–4/24/48	27,553	31,434	0.2%
5	Goldman Sachs Group Inc.	4.017%	10/31/38	139,635	145,508	0.8%
5	Goldman Sachs Group Inc.	3.691%–6.250%	6/5/28–10/21/45	143,724	160,048	0.8%
	HSBC Bank USA NA	5.625%–5.875%	11/1/34–8/15/35	67,630	84,516	0.4%
	HSBC Holdings plc	6.800%	6/1/38	48,749	66,143	0.3%
5,9	HSBC Holdings plc	3.000%–7.625%	11/23/26–1/14/42	85,965	109,042	0.6%
5	JPMorgan Chase & Co.	3.964%	11/15/48	103,215	110,679	0.6%
5	JPMorgan Chase & Co.	3.882%	7/24/38	72,532	76,446	0.4%
	JPMorgan Chase & Co.	6.400%	5/15/38	54,099	75,345	0.4%
5,10	JPMorgan Chase & Co.	1.090%–5.600%	3/11/27–1/23/49	217,922	241,915	1.3%
5	Morgan Stanley	3.971%	7/22/38	94,095	98,866	0.5%
5	Morgan Stanley	3.772%–7.250%	1/24/29–1/22/47	154,130	185,932	1.0%
	Wachovia Corp.	5.500%	8/1/35	2,400	2,906	0.0%
	Wells Fargo & Co.	5.606%	1/15/44	139,708	176,427	0.9%
	Wells Fargo & Co.	5.375%	11/2/43	55,167	67,750	0.4%
	Wells Fargo & Co.	3.900%–4.900%	1/24/29–12/7/46	115,586	130,424	0.7%
	Wells Fargo Bank NA	6.600%	1/15/38	500	695	0.0%
	Banking—Other †				11,190	0.1%
11	Brokerage †				28,698	0.2%
	Insurance
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	68,185	76,926	0.4%
9	Berkshire Hathaway Finance Corp.	2.375%–5.750%	6/19/39–8/15/48	35,430	40,423	0.2%
10	Berkshire Hathaway Inc.	1.125%–4.500%	3/16/27–2/11/43	53,457	62,260	0.3%
	UnitedHealth Group Inc.	4.750%	7/15/45	54,040	63,173	0.3%
	UnitedHealth Group Inc.	3.500%–6.875%	7/15/35–8/15/59	280,480	311,336	1.7%
11	Insurance—Other †				487,500	2.6%
	Real Estate Investment Trusts †				15,546	0.1%
					3,383,651	17.9%
Industrial
	Basic Industry
	Rio Tinto Finance USA plc	4.125%	8/21/42	56,381	62,567	0.3%
11	Basic Industry—Other †				89,006	0.5%
	Capital Goods
	Precision Castparts Corp.	4.375%	6/15/45	3,000	3,405	0.0%
11	Capital Goods—Other †				464,760	2.5%
	Communication
	Comcast Corp.	4.950%	10/15/58	109,865	132,506	0.7%
	Comcast Corp.	3.969%	11/1/47	83,688	87,204	0.5%
	Comcast Corp.	4.750%	3/1/44	60,670	70,704	0.4%
	Comcast Corp.	4.600%	10/15/38	54,635	62,833	0.3%
	Comcast Corp.	3.200%–6.500%	10/15/30–11/1/52	305,298	340,558	1.8%
	NBCUniversal Media LLC	4.450%–5.950%	4/1/41–1/15/43	39,685	47,274	0.2%
11	Communication—Other †				320,877	1.7%
	Consumer Cyclical
	Amazon.com Inc.	4.050%	8/22/47	105,380	118,934	0.6%

Long-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Amazon.com Inc.	3.875%–4.950%	12/5/34–8/22/57	121,869	141,012	0.8%
	Home Depot Inc.	4.875%	2/15/44	66,510	81,068	0.4%
	Home Depot Inc.	3.500%–5.950%	12/16/36–9/15/56	145,985	177,767	0.9%
	Walmart Inc.	3.950%	6/28/38	93,920	105,338	0.6%
	Walmart Inc.	3.625%	12/15/47	70,485	75,955	0.4%
	Walmart Inc.	3.250%–5.625%	7/8/29–6/29/48	85,780	97,131	0.5%
11	Consumer Cyclical—Other †				431,212	2.3%
	Consumer Noncyclical
	Gilead Sciences Inc.	4.150%–5.650%	9/1/35–3/1/47	171,467	190,397	1.0%
	Johnson & Johnson	3.400%–3.750%	3/1/36–3/3/47	190,640	201,819	1.1%
	Merck & Co. Inc.	3.700%	2/10/45	75,520	79,845	0.4%
	Pfizer Inc.	3.900%–7.200%	9/15/38–3/15/49	159,392	192,002	1.0%
	Wyeth LLC	5.950%	4/1/37	56,800	75,322	0.4%
	Wyeth LLC	6.000%–6.500%	2/1/34–2/15/36	5,702	7,631	0.0%
11	Consumer Noncyclical—Other †				1,321,126	7.0%
	Energy
	ConocoPhillips	6.500%	2/1/39	52,636	73,589	0.4%
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,575	1,814	0.0%
	Shell International Finance BV	3.750%–6.375%	5/11/35–9/12/46	194,092	220,917	1.2%
11	Energy—Other †				305,655	1.6%
11	Other Industrial †				64,298	0.3%
	Technology
	Apple Inc.	4.650%	2/23/46	51,777	61,823	0.3%
	Apple Inc.	3.450%–4.500%	2/23/36–11/13/47	260,274	282,175	1.5%
	International Business Machines Corp.	4.150%	5/15/39	105,125	114,152	0.6%
	International Business Machines Corp.	4.250%	5/15/49	95,895	103,264	0.6%
	International Business Machines Corp.	4.000%	6/20/42	2,200	2,313	0.0%
	Microsoft Corp.	3.700%	8/8/46	86,005	93,118	0.5%
	Microsoft Corp.	4.450%	11/3/45	70,670	85,529	0.5%
	Microsoft Corp.	3.750%	2/12/45	75,350	81,892	0.4%
	Microsoft Corp.	4.250%	2/6/47	66,743	78,416	0.4%
	Microsoft Corp.	4.750%	11/3/55	50,365	64,460	0.3%
	Microsoft Corp.	3.450%–5.300%	2/12/35–2/6/57	172,086	191,703	1.0%
	Oracle Corp.	4.000%	7/15/46	87,475	92,608	0.5%
	Oracle Corp.	6.500%	4/15/38	63,400	89,303	0.5%
	Oracle Corp.	5.375%	7/15/40	49,740	62,378	0.3%
	Oracle Corp.	3.800%–6.125%	7/15/36–5/15/55	152,169	167,528	0.9%
11	Technology—Other †				320,341	1.7%
	Transportation
	Burlington Northern Santa Fe LLC	3.550%–7.950%	8/15/30–2/15/50	249,949	284,512	1.5%
	Transportation—Other †				123,500	0.6%
					7,943,541	41.9%
Utilities
	Electric
	Baltimore Gas & Electric Co.	4.250%–6.350%	10/1/36–9/15/48	27,705	31,269	0.2%
	Berkshire Hathaway Energy Co.	4.450%–6.125%	4/1/36–1/15/49	98,362	119,312	0.6%

Long-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Commonwealth Edison Co.	3.650%–5.900%	3/15/36–3/1/49	115,705	128,705	0.7%
	Consolidated Edison Co. of New York Inc.	3.850%–6.750%	6/15/33–5/15/58	186,594	218,324	1.1%
	Dominion Energy South Carolina Inc.	4.350%–6.625%	2/1/32–6/15/43	54,400	70,694	0.4%
	Duke Energy Carolinas LLC	6.100%	6/1/37	51,000	67,725	0.4%
	Duke Energy Carolinas LLC	3.700%–6.450%	10/15/32–12/1/47	85,172	95,872	0.5%
	Duke Energy Florida LLC	3.400%–6.350%	9/15/37–7/15/48	25,510	29,338	0.2%
	Duke Energy Indiana LLC	4.200%–6.450%	10/15/35–7/15/43	60,336	73,750	0.4%
	Duke Energy Ohio Inc.	3.700%–4.300%	6/15/46–2/1/49	28,825	31,649	0.2%
	Duke Energy Progress LLC	3.700%–4.200%	5/15/42–10/15/46	104,559	113,139	0.6%
	MidAmerican Energy Co.	4.250%–5.800%	10/15/36–7/15/49	69,930	81,826	0.4%
	Nevada Power Co.	5.375%–6.650%	4/1/36–5/15/41	43,880	53,952	0.3%
	PacifiCorp	4.100%–6.350%	6/15/35–2/15/50	155,002	194,845	1.0%
	PECO Energy Co.	3.700%–4.800%	10/15/43–3/1/48	58,798	64,204	0.3%
	Potomac Electric Power Co.	4.150%–7.900%	11/15/37–3/15/43	16,950	18,955	0.1%
	Virginia Electric & Power Co.	6.000%	5/15/37	57,330	74,726	0.4%
	Virginia Electric & Power Co.	3.800%–6.350%	11/30/37–12/1/48	68,844	76,300	0.4%
11	Electric—Other †				1,192,686	6.3%
11	Natural Gas †				119,694	0.6%
					2,856,965	15.1%
Total Corporate Bonds (Cost $12,562,664)					14,184,157	74.9%
[11] Sovereign Bonds (Cost $155,764) †					168,904	0.9%
Taxable Municipal Bonds
	California GO	7.300%	10/1/39	75,015	114,105	0.6%
	California GO	7.600%	11/1/40	64,585	105,830	0.6%
	California GO	4.500%–7.625%	4/1/33–3/1/40	120,640	169,293	0.9%
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	42,463	65,047	0.4%
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	63,315	98,669	0.5%
	Taxable Municipal Bonds—Other †				1,294,439	6.8%
Total Taxable Municipal Bonds (Cost $1,486,653)					1,847,383	9.8%

				Shares
Temporary Cash Investments
Money Market Fund
12	Vanguard Market Liquidity Fund	2.386%		6,681,821	668,249	3.5%

Long-Term Investment-Grade Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Repurchase Agreements
Bank of America Securities, LLC (Dated 7/31/19, Repurchase Value $33,502,000, collateralized by Government National Mortgage Assn. 3.500%, 5/20/49, with a value of $34,170,000)	2.560%	8/1/19	33,500	33,500	0.2%
Barclays Capital Inc. (Dated 7/31/19, Repurchase Value $85,406,000, collateralized by U.S. Treasury Note/Bond 3.375%, 11/15/48, with a value of $87,108,000)	2.530%	8/1/19	85,400	85,400	0.4%
Citigroup Global Markets Inc. (Dated 7/31/19, Repurchase Value $94,307,000, collateralized by U.S. Treasury Note/Bond 0.750%–3.125%, 8/15/19–5/15/48, with a value of $96,186,000)	2.520%	8/1/19	94,300	94,300	0.5%
RBC Capital Markets LLC (Dated 7/31/19, Repurchase Value $71,605,000, collateralized by Federal Home Loan Mortgage Corp. 3.000%–4.500%, 11/1/46–6/1/49, and Federal National Mortgage Assn. 3.500%–4.500%, 11/1/25–1/1/57, with a value of $73,032,000)	2.540%	8/1/19	71,600	71,600	0.4%
Wells Fargo & Co. (Dated 7/31/19, Repurchase Value $150,711,000, collateralized by Federal Home Loan Mortgage Corp. 3.000%–5.000%, 4/1/32–10/1/48, and Federal National Mortgage Assn. 1.870%–5.500%, 7/1/21–9/1/57, with a value of $153,714,000)	2.540%	8/1/19	150,700	150,700	0.8%
				435,500	2.3%
Total Temporary Cash Investments (Cost $1,103,720)				1,103,749	5.8%

Long-Term Investment-Grade Fund

				Notional
				Amount on
				Underlying	Market	Percentage
		Expiration	Exercise	Swap	Value•	of Net
	Counterparty	Date	Rate	($000)	($000)	Assets
Options Purchased
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.941% Semiannually	BNPSW	10/2/19	1.941%	1,800	15	0.0%
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.916% Semiannually	GSCM	10/3/19	1.916%	4,500	34	0.0%
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 2.035% Semiannually	JPMC	10/17/19	2.035%	1,800	26	0.0%
5-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.857% Semiannually	DBAG	6/21/21	1.857%	3,600	62	0.0%
					137	0.0%
Put Swaptions
1-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 2.260% Semiannually	CITNA	8/23/19	2.260%	17,590	1	0.0%
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.941% Semiannually	BNPSW	10/2/19	1.941%	1,800	16	0.0%
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.916% Semiannually	GSCM	10/3/19	1.916%	4,500	47	0.0%
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 2.035% Semiannually	JPMC	10/17/19	2.035%	1,800	11	0.0%
5-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.857% Semiannually	DBAG	6/21/21	1.857%	3,600	56	0.0%

Long-Term Investment-Grade Fund

Notional
Amount on
Underlying	Market	Percentage
Expiration	Exercise	Swap	Value•	of Net
Counterparty	Date	Rate	($000)	($000)	Assets
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	BARC	8/21/19	0.600%	3,690	2	0.0%
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	9/18/19	0.700%	7,440	4	0.0%
137	0.0%
Total Options Purchased (Cost $348)	274	0.0%
Total Investments (Cost $16,963,504)	19,071,918	100.7%

Amount
($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	891
Receivables for Investment Securities Sold	17,703
Receivables for Accrued Income	190,626
Receivables for Capital Shares Issued	22,297
Variation Margin Receivable—Futures Contracts	7,858
Variation Margin Receivable—CC Swap Contracts	322
Unrealized Appreciation—Forward Currency Contracts	928
Unrealized Appreciation—OTC Swap Contracts	160
Other Assets	829
Total Other Assets	241,614	1.3%
Liabilities
Payables for Investment Securities Purchased	(138,196)
Payables to Investment Advisor	(695)
Payables for Capital Shares Redeemed	(203,134)
Payables for Distributions	(8,517)
Payables to Vanguard	(9,577)
Options Written, at Value[13]	(190)
Variation Margin Payable—Futures Contracts	(532)
Variation Margin Payable—CC Swap Contracts	(4,676)
Unrealized Depreciation—Forward Currency Contracts	(63)
Unrealized Depreciation—OTC Swap Contracts	(467)
Other Liabilities	(173)
Total Liabilities	(366,220)	(2.0%)
Net Assets	18,947,312	100.0%

Long-Term Investment-Grade Fund

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	16,750,001
Total Distributable Earnings (Loss)	2,197,311
Net Assets	18,947,312

Investor Shares—Net Assets
Applicable to 427,081,691 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,599,402
Net Asset Value Per Share—Investor Shares	$10.77

Admiral Shares—Net Assets
Applicable to 1,332,394,446 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,347,910
Net Asset Value Per Share—Admiral Shares	$10.77

•       See Note A in Notes to Financial Statements.

†       Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1       Securities with a value of $1,027,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.

2       Securities with a value of $20,357,000 have been segregated as initial margin for open futures contracts.

3       Securities with a value of $77,202,000 have been segregated as initial margin for open centrally cleared swap contracts.

4       The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5       The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

6       Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2019.

7       Inverse interest-only security.

8       Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

9       Face amount denominated in British pounds.

10     Face amount denominated in euro.

11     Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $779,428,000, representing 4.1% of net assets.

12     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

13     Includes premiums received of $137,000.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

CC—Centrally Cleared.

CITNA—Citibank, N.A.

DBAG—Deutsche Bank AG.

GO—General Obligation Bond.

GSCM—Goldman Sachs Bank USA.

JPMC—JPMorgan Chase Bank, N.A.

LIBOR—London Interbank Offered Rate.

OTC—Over-the-Counter.

REMICS—Real Estate Mortgage Investment Conduits.

TBA—To Be Announced.

Long-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional
				Amount on
				Underlying		Market
		Expiration	Exercise	Swap		Value
	Counterparty	Date	Rate	($000)		($000)
Over-the-Counter Swaptions
Call Swaptions
30-Year Interest Rate Swap, Receives 6M EURIBOR Semiannually, Pays 0.743% Annually	BNPSW	8/1/19	0.743%	EUR	900	(60)
30-Year Interest Rate Swap, Receives 6M EURIBOR Semiannually, Pays 0.738% Annually	JPMC	8/2/19	0.738%	EUR	900	(58)
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.983% Semiannually	GSCM	1/30/20	1.983%	USD	1,800	(30)
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	8/21/19	0.550%	USD	7,375	(8)
						(156)

Put Swaptions
30-Year Interest Rate Swap, Pays 6M EURIBOR Semiannually, Receives 0.743% Annually	BNPSW	8/1/19	0.743%	EUR	900	—
30-Year Interest Rate Swap, Pays 6M EURIBOR Semiannually, Receives 0.738% Annually	JPMC	8/2/19	0.738%	EUR	900	—
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.983% Semiannually	GSCM	1/30/20	1.983%	USD	1,800	(25)
5-Year CDX-NA-IG-S32-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	8/21/19	0.550%	USD	7,375	(9)
						(34)

Total Options Written (Premiums Received $137)						(190)

BNPSW—BNP Paribas.

EURIBOR—Euro Interbank Offered Rate.

GSCM—Goldman Sachs Bank USA.

JPMC—JPMorgan Chase Bank, N.A.

Long-Term Investment-Grade Fund

Futures Contracts
					Value and
					Unrealized
		Number of		Notional	Appreciation
		Long (Short)		Amount	(Depreciation)
	Expiration	Contracts		(000)	($000)
Long Futures Contracts
30-Year U.S. Treasury Bond	September 2019	3,166	USD	492,610	8,987
Ultra Long U.S. Treasury Bond	September 2019	1,688	USD	299,726	9,694
Ultra 10-Year U.S. Treasury Note	September 2019	679	USD	93,596	1,747
2-Year U.S. Treasury Note	September 2019	138	USD	29,588	21
10-Year U.S. Treasury Note	September 2019	43	USD	5,479	90
Long Gilt	September 2019	30	GBP	3,985	9
5-Year U.S. Treasury Note	September 2019	36	USD	4,232	48
Euro-Schatz	September 2019	4	EUR	449	1
					20,597

Short Futures Contracts
10-Year U.S. Treasury Note	September 2019	(1,695)	USD	(215,980)	(268)
2-Year U.S. Treasury Note	September 2019	(301)	USD	(64,536)	49
Euro-Bund	September 2019	(227)	EUR	(39,741)	(448)
5-Year U.S. Treasury Note	September 2019	(124)	USD	(14,577)	48
Euro-Buxl	September 2019	(31)	EUR	(6,478)	(179)
Euro-Bobl	September 2019	(17)	EUR	(2,295)	(4)
					(802)
					19,795

Long-Term Investment-Grade Fund

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation ($000	) )
		Receive		Deliver
Goldman Sachs Bank AG	8/15/19	GBP	1,634	USD	2,045	—	(56)
Bank of America, N.A.	8/15/19	EUR	912	USD	1,018	—	(7)
State Street Bank and Trust Company	8/15/19	EUR	83	USD	93	—	—
Bank of America, N.A.	8/15/19	USD	33,110	EUR	29,363	564	—
Bank of America, N.A.	8/15/19	USD	9,874	GBP	7,878	286	—
RBC Capital Markets LLC	8/15/19	USD	9,799	MXN	187,963	17	—
JPMorgan Chase Bank, N.A.	8/15/19	USD	3,965	EUR	3,527	55	—
Goldman Sachs Bank AG	8/15/19	USD	236	EUR	211	2	—
Toronto-Dominion Bank	8/15/19	USD	123	AUD	175	2	—
Morgan Stanley Capital Services LLC	8/15/19	USD	89	EUR	79	1	—
HSBC Bank USA, N.A.	8/15/19	USD	76	EUR	68	1	—
Goldman Sachs Bank AG	8/15/19	USD	4	JPY	447	—	—
						928	(63)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

MXN—Mexican peso.

USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium			Unrealized
				Received			Appreciation
	Termination	Notional Amount		(Paid	)[1]	Value	(Depreciation )
Reference Entity	Date	(000)		(%	)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S32-V1	6/20/24	USD	914	5.000		68	(1)
CDX-NA-IG-S32-V1	6/20/24	USD	3,642,600	1.000		76,061	11,164
CDX-NA-IG-S32-V1	6/20/29	USD	900	1.000		(2)	6
						76,127	11,169

Credit Protection Purchased
CDX-NA-IG-S32-V1	6/20/22	USD	2,610	(1.000)		(53)	—
CDX-NA-IG-S32-V1	6/20/24	USD	7,399	(1.000)		(154)	8
iTraxx Europe-S31-V1	6/20/24	EUR	7,230	(1.000)		(197)	(35)
						(404)	(27)
						75,723	11,142

1 Periodic premium received/paid quarterly.

EUR—euro.

USD—U.S. dollar.

Long-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps
							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[2]	Value	(Paid )	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Metlife Inc./A3	12/20/21	GSI	10,000	1.000		175	(15)	160	—

Credit Protection Purchased
Bank of China Ltd.	12/20/21	BNPSW	300	(1.000)		(6)	—	—	(6)
Bayerische Motoren Werke AG	6/20/24	BARC	9,130[1]	(1.000)		(269)	150	—	(119)
Federative Republic of Brazil	6/20/24	JPMC	3,680	(1.000)		42	(135)	—	(93)
Federative Republic of Brazil	12/20/25	BOANA	315	(1.000)		10	(58)	—	(48)
Federative Republic of Brazil	12/20/25	GSCM	315	(1.000)		10	(54)	—	(44)
LafargeHolcim Ltd.	6/20/24	BNPSW	3,725[1]	(1.000)		(83)	16	—	(67)
Ministry of Finance Malaysia	6/20/24	JPMC	3,500	(1.000)		(87)	75	—	(12)
Republic of Chile	6/20/24	BNPSW	3,000	(1.000)		(95)	87	—	(8)
Republic of Colombia	6/20/24	BNPSW	6,000	(1.000)		(46)	6	—	(40)
Republic of Peru	6/20/24	CITNA	4,650	(1.000)		(115)	96	—	(19)
Societe Generale SA	6/20/24	JPMC	875[1]	(1.000)		(16)	5	—	(11)
						(655)	188	—	(467)
						(480)	173	160	(467)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

CITNA—Citibank, N.A.

GSCM—Goldman Sachs Bank USA.

GSI—Goldman Sachs International.

JPMC—JPMorgan Chase Bank, N.A.

Long-Term Investment-Grade Fund

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)	(Paid)	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
9/18/20	9/18/19[1]	11,021	(3.000)[3]	0.000[5]	(103)	12
9/20/21	9/18/19[1]	12,675	1.750[3]	(0.000)[5]	(35)	(28)
9/18/24	9/18/19[1]	4,137	2.000[3]	(0.000)[5]	39	—
9/18/26	9/18/19[1]	3,933	3.000[3]	(0.000)[5]	297	13
9/18/28	9/18/19[1]	3,929	3.000[3]	(0.000)[5]	354	28
7/9/29	N/A	45	(1.941)[3]	2.311[5]	—	—
11/21/29	11/21/19[1]	1,091	2.392[3]	(0.000)[5]	44	26
11/26/29	11/26/19[1]	968	(2.050)[3]	0.000[5]	(9)	(9)
9/18/34	9/18/19[1]	17,701	(3.250)[3]	0.000[5]	(2,731)	(271)
9/19/39	9/18/19[1]	30,264	3.250[3]	(0.000)[5]	5,617	612
8/5/49	8/5/19[1]	1,728[2]	2.743[4]	(0.000)[6]	120	67
9/20/49	9/18/19[1]	42,132	(3.250)[3]	0.000[5]	(10,378)	(1,265)
					(6,785)	(815)

1   Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2   Notional amount denominated in euro.

3   Fixed interest payment received/paid semiannually.

4   Fixed interest payment received/paid annually.

5   Based on 3-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

6   Based on 6-month Euro Interbank Offered Rate (EURIBOR) as of the most recent payment date. Floating interest payment received/ paid semiannually.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Interest[1]	356,189
Total Income	356,189
Expenses
Investment Advisory Fees—Note B	1,467
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,977
Management and Administrative—Admiral Shares	6,162
Marketing and Distribution—Investor Shares	181
Marketing and Distribution—Admiral Shares	307
Custodian Fees	83
Shareholders’ Reports—Investor Shares	83
Shareholders’ Reports—Admiral Shares	40
Trustees’ Fees and Expenses	9
Total Expenses	12,309
Net Investment Income	343,880
Realized Net Gain (Loss)
Investment Securities Sold[1]	134,162
Futures Contracts	37,702
Options Purchased	(11)
Options Written	442
Swap Contracts	28,790
Forward Currency Contracts	272
Foreign Currencies	443
Realized Net Gain (Loss)	201,800
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,518,736
Futures Contracts	4,685
Options Purchased	(72)
Options Written	(36)
Swap Contracts	(963)
Forward Currency Contracts	965
Foreign Currencies	45
Change in Unrealized Appreciation (Depreciation)	1,523,360
Net Increase (Decrease) in Net Assets Resulting from Operations	2,069,040

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,156,000, $13,000, and $29,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	343,880	673,555
Realized Net Gain (Loss)	201,800	(103,190)
Change in Unrealized Appreciation (Depreciation)	1,523,360	(780,572)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,069,040	(210,207)
Distributions
Net Investment Income
Investor Shares	(85,681)	(179,674)
Admiral Shares	(272,565)	(520,769)
Realized Capital Gain[1]
Investor Shares	—	(15,039)
Admiral Shares	—	(40,061)
Total Distributions	(358,246)	(755,543)
Capital Share Transactions
Investor Shares	83,566	(200,780)
Admiral Shares	234,369	1,589,227
Net Increase (Decrease) from Capital Share Transactions	317,935	1,388,447
Total Increase (Decrease)	2,028,729	422,697
Net Assets
Beginning of Period	16,918,583	16,495,886
End of Period	18,947,312	16,918,583

1   Includes fiscal 2020 and 2019 short-term gain distributions totaling $0 and $3,058,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.79	$10.40	$10.06	$10.00	$11.34	$10.02
Investment Operations
Net Investment Income	.193[1]	.397[1]	.405[1]	.416	.430	.453
Net Realized and Unrealized Gain (Loss) on Investments	.989	(.560)	.520	.260	(1.148)	1.487
Total from Investment Operations	1.182	(.163)	.925	.676	(.718)	1.940
Distributions
Dividends from Net Investment Income	(.202)	(.413)	(.421)	(.435)	(.446)	(.466)
Distributions from Realized Capital Gains	—	(.034)	(.164)	(.181)	(.176)	(.154)
Total Distributions	(.202)	(.447)	(.585)	(.616)	(.622)	(.620)
Net Asset Value, End of Period	$10.77	$9.79	$10.40	$10.06	$10.00	$11.34

Total Return[2]	12.18%	-1.45%	9.28%	6.71%	-6.33%	19.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,599	$4,098	$4,570	$4,069	$3,860	$4,714
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.82%	4.08%	3.87%	3.92%	4.18%	4.30%
Portfolio Turnover Rate	38%[3]	32%[3]	27%	24%	35%[4]	21%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 0% attributable to mortgage-dollar-roll activity.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.79	$10.40	$10.06	$10.00	$11.34	$10.02
Investment Operations
Net Investment Income	.198	1.407	1.415	1.426	.440	.463
Net Realized and Unrealized Gain (Loss) on Investments	.989	(.560)	.520	.260	(1.148)	1.487
Total from Investment Operations	1.187	(.153)	.935	.686	(.708)	1.950
Distributions
Dividends from Net Investment Income	(.207)	(.423)	(.431)	(.445)	(.456)	(.476)
Distributions from Realized Capital Gains	—	(.034)	(.164)	(.181)	(.176)	(.154)
Total Distributions	(.207)	(.457)	(.595)	(.626)	(.632)	(.630)
Net Asset Value, End of Period	$10.77	$9.79	$10.40	$10.06	$10.00	$11.34

Total Return[2]	12.24%	-1.35%	9.39%	6.82%	-6.23%	20.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,348	$12,820	$11,925	$10,336	$9,946	$12,342
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.92%	4.18%	3.97%	4.03%	4.27%	4.40%
Portfolio Turnover Rate	38%[3]	32%[3]	27%	24%	35%[4]	21%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 0% attributable to mortgage-dollar-roll activity.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund

Notes to Financial Statements

Vanguard Long-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund

Long-Term Investment-Grade Fund

trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented 5% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended July 31, 2019, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Long-Term Investment-Grade Fund

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position

Long-Term Investment-Grade Fund

at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2019, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 18% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Long-Term Investment-Grade Fund

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2019, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.

7. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

8. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

9. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements

Long-Term Investment-Grade Fund

with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016—2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

12. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   Wellington Management Company LLP provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $111,000 for the six months ended July 31, 2019.

For the six months ended July 31, 2019, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.

Long-Term Investment-Grade Fund

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $891,000, representing 0.00% of the fund’s net assets and 0.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,638,530	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	128,921	—
Corporate Bonds	—	14,184,157	—
Sovereign Bonds	—	168,904	—
Taxable Municipal Bonds	—	1,847,383	—
Temporary Cash Investments	668,249	435,500	—
Option Purchased	—	274	—
Option Written	—	(190)	—
Futures Contracts—Assets[1]	7,858	—	—
Futures Contracts—Liabilities[1]	(532)	—	—
Forward Currency Contracts—Assets	—	928	—
Forward Currency Contracts—Liabilities	—	(63)	—
Swap Contracts—Assets	322[1]	160	—
Swap Contracts—Liabilities	(4,676)[1]	(467)	—
Total	671,221	18,404,037	—

1 Represents variation margin on the last day of the reporting period.

Long-Term Investment-Grade Fund

E.   At July 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)	($000)
Options Purchased	268	—	6	274
Variation Margin Receivable—Futures Contracts	7,858	—	—	7,858
Variation Margin Receivable—CC Swap Contracts	314	—	8	322
Unrealized Appreciation—Forward Currency Contracts	—	928	—	928
Unrealized Appreciation—OTC Swap Contracts	—	—	160	160
Total Assets	8,440	928	174	9,542

Options Written	(173)	—	(17)	(190)
Variation Margin Payable—Futures Contracts	(532)	—	—	(532)
Variation Margin Payable—CC Swap Contracts	(714)	—	(3,962)	(4,676)
Unrealized Depreciation—Forward Currency Contracts	—	(63)	—	(63)
Unrealized Depreciation—OTC Swap Contracts	—	—	(467)	(467)
Total Liabilities	(1,419)	(63)	(4,446)	(5,928)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2019, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	37,702	—	—	37,702
Options Purchased	(1)	—	(10)	(11)
Options Written	348	—	94	442
Swap Contracts	(4,387)	—	33,177	28,790
Forward Currency Contracts	—	272	—	272
Realized Net Gain (Loss) on Derivatives	33,662	272	33,261	67,195

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,685	—	—	4,685
Options Purchased	(71)	—	(1)	(72)
Options Written	(53)	—	17	(36)
Swap Contracts	(892)	—	(71)	(963)
Forward Currency Contracts	—	965	—	965
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,669	965	(55)	4,579

Long-Term Investment-Grade Fund

F.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	16,968,310
Gross Unrealized Appreciation	2,146,493
Gross Unrealized Depreciation	(12,568)
Net Unrealized Appreciation (Depreciation)	2,133,925

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $103,547,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balance above.

G.   During the six months ended July 31, 2019, the fund purchased $2,546,557,000 of investment securities and sold $2,707,086,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $752,213,000 and $553,441,000, respectively.

H.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	323,836	31,948	602,780	61,987
Issued in Lieu of Cash Distributions	82,383	8,000	180,741	18,566
Redeemed	(322,653)	(31,585)	(984,301)	(101,375)
Net Increase (Decrease)—Investor Shares	83,566	8,363	(200,780)	(20,822)
Admiral Shares
Issued	1,333,474	129,321	2,988,931	307,348
Issued in Lieu of Cash Distributions	223,896	21,738	452,831	46,505
Redeemed	(1,323,001)	(128,456)	(1,852,535)	(190,934)
Net Increase (Decrease)—Admiral Shares	234,369	22,603	1,589,227	162,919

I.    Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board also has renewed the investment advisory arrangement between Vanguard Long-Term Investment-Grade Fund and Wellington Management Company LLP (Wellington Management). The board determined that renewing each fund’s advisory arrangement(s) was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Vanguard. Vanguard has been managing investments for more than four decades and has advised the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds since their inceptions, and a portion of the Long-Term Investment-Grade Fund since 2013. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of a deep and experienced team of investment-grade credit research analysts. The team conducts independent credit analysis on individual issuers of bonds considered for the fund. The portfolio manager draws upon the sector experience of these analysts and the broader fixed income team at Wellington Management to manage the fund’s duration, sector, quality, and curve positioning. The firm has managed the Long-Term Investment-Grade Fund since its inception.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate or expenses were also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee for the Long-Term Investment-Grade Fund because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the Long-Term Investment-Grade Fund shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board also concluded that the Short-Term Investment-Grade, Intermediate-Term Investment-Grade, and Long-Term Investment-Grade Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q392 092019

Semiannual Report | July 31, 2019 Vanguard Ultra-Short-Term Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Ultra-Short-Term Bond Fund	1/31/2019	7/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,017.45	$1.00
Admiral™ Shares	1,000.00	1,018.45	0.50
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Ultra-Short-Term Bond Fund

Sector Diversification

As of July 31, 2019

Asset-Backed/Commercial Mortgage-Backed	39.9%
Finance	21.7
Foreign	6.1
Industrial	19.4
Utilities	2.5
Other	0.7
Short-Term Reserves	9.7

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Ultra-Short-Term Bond Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities (40.2%)
1	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	1,600	1,598
1	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	4,850	4,836
1	American Express Credit Account Master Trust 2017-1	2.100%	9/15/22	8,586	8,568
1	AmeriCredit Automobile Receivables Trust 2016-2	3.650%	5/9/22	70	71
1	AmeriCredit Automobile Receivables Trust 2016-4	1.530%	7/8/21	48	48
1	AmeriCredit Automobile Receivables Trust 2017-4	2.040%	7/18/22	11,597	11,575
1,2	ARI Fleet Lease Trust 2017-A	1.910%	4/15/26	2,758	2,752
1,2	ARI Fleet Lease Trust 2018-B	3.220%	8/16/27	7,000	7,058
1,2	ARL Second LLC 2014-1A	2.920%	6/15/44	191	192
1,2	Avis Budget Rental Car Funding AESOP LLC 2014-2A	2.500%	2/20/21	42,235	42,217
1,2	Avis Budget Rental Car Funding AESOP LLC 2015-1A	2.500%	7/20/21	15,748	15,749
1,2	Avis Budget Rental Car Funding AESOP LLC 2015-2A	2.630%	12/20/21	11,625	11,644
1	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	4,171	4,168
1	BMW Vehicle Lease Trust 2019-1	2.840%	11/22/21	21,000	21,187
1	BMW Vehicle Lease Trust 2019-1	2.920%	8/22/22	6,500	6,567
1,3	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	3.321%	2/25/30	110	111
1,2	California Republic Auto Receivables Trust 2015-4	2.580%	6/15/21	22	22
1	California Republic Auto Receivables Trust 2016-2	1.830%	12/15/21	134	133
1	California Republic Auto Receivables Trust 2018-1	2.860%	3/15/21	8,472	8,473
1	California Republic Auto Receivables Trust 2018-1	3.140%	8/15/22	17,000	17,064
1,2	Canadian Pacer Auto Receivables Trust A Series 2017	2.050%	3/19/21	3,697	3,691
1,2	Canadian Pacer Auto Receivables Trust A Series 2018	3.000%	6/21/21	8,003	8,032
1,2	Canadian Pacer Auto Receivables Trust A Series 2019	2.780%	3/21/22	30,000	30,125
1	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	70	70
1	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
1,2	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	4,464	4,457

4

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,2	Capital Auto Receivables Asset Trust 2018-2	3.270%	6/20/23	15,000	15,097
1	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	73	73
1	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	95	95
1	CarMax Auto Owner Trust 2016-1	1.610%	11/16/20	57	57
1	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	1,450	1,446
1	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	20,592	20,682
1,2	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	3,792	3,783
1,2	Chesapeake Funding II LLC 2017-3A	1.910%	8/15/29	10,303	10,266
1,2	Chesapeake Funding II LLC 2017-4A	2.120%	11/15/29	23,150	23,086
1,2	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	12,129	12,228
1,2	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	22,330	22,591
1,2	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	25,762	26,049
1,2	Chrysler Capital Auto Receivables Trust 2015-BA	3.260%	4/15/21	275	276
1,2	Chrysler Capital Auto Receivables Trust 2016-AA	2.880%	6/15/22	50	50
1,2	Chrysler Capital Auto Receivables Trust 2016-AA	4.220%	2/15/23	570	576
1,2	Chrysler Capital Auto Receivables Trust 2016-BA	1.640%	7/15/21	5	5
1	CNH Equipment Trust 2019-A	2.960%	5/16/22	6,000	6,030
1	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	34	34
1	COMM 2015-CCRE25 Mortgage Trust	1.737%	8/10/48	113	113
1,2	Daimler Trucks Retail Trust 2018-1	2.850%	7/15/21	16,670	16,698
1,2	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	37,000	37,004
1,2	Dell Equipment Finance Trust 2018-1	2.970%	10/22/20	2,928	2,935
1,2	Dell Equipment Finance Trust 2018-1	3.180%	6/22/23	3,990	4,028
1,2	Dell Equipment Finance Trust 2018-2	3.160%	2/22/21	6,924	6,956
1,2	Dell Equipment Finance Trust 2019-1	2.780%	8/23/21	18,000	18,080
1,2	DLL Securitization Trust Series 2018-1	2.810%	11/17/20	7,166	7,168
1,2	DLL Securitization Trust Series 2018-A2	3.140%	10/20/20	26,472	26,514
1,2	DLL Securitization Trust Series 2019-DA1	2.790%	11/22/21	28,000	28,079
§,1,2	DLL Securitization Trust Series 2019-MA2	2.270%	5/20/22	50,000	49,996
1,2	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	44	44
1,2	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	2,066	2,092
1,2	Drive Auto Receivables Trust 2016-C	3.020%	11/15/21	1,863	1,864
1,2	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	1,240	1,261
1	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	4,616	4,621
1	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	2,270	2,274
1	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	4,750	4,783
1	Drive Auto Receivables Trust 2018-3	3.010%	11/15/21	4,663	4,664
1	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	8,000	8,020
1	Drive Auto Receivables Trust 2018-4	3.040%	11/15/21	6,842	6,848
1	Drive Auto Receivables Trust 2018-5	3.340%	10/15/22	46,275	46,502
1	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	5,550	5,642
1	Drive Auto Receivables Trust 2019-1	3.080%	9/15/21	7,238	7,249
1	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	5,890	5,936
1	Drive Auto Receivables Trust 2019-2	3.170%	11/15/23	18,000	18,231
1	Drive Auto Receivables Trust 2019-3	2.630%	9/15/22	14,000	14,008
1,2	DT Auto Owner Trust 2018-3	3.020%	2/15/22	14,642	14,668
1,2	DT Auto Owner Trust 2019-2A	2.850%	9/15/22	12,647	12,677
§,1,2	DT Auto Owner Trust 2019-3	2.550%	8/15/22	14,000	14,000
1,2	Enterprise Fleet Financing LLC Series 2016-2	1.740%	2/22/22	112	112

5

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,2	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	798	797
1,2	Enterprise Fleet Financing LLC Series 2017-2	1.970%	1/20/23	11,976	11,960
1,2	Enterprise Fleet Financing LLC Series 2017-3	2.130%	5/22/23	6,748	6,735
1,2	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	11,342	11,381
1,2	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	12,770	12,907
1,2	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/22/24	10,800	10,911
1,3,4	Fannie Mae Connecticut Avenue Securities 2016-C04, 1M USD LIBOR + 1.450%	3.716%	1/25/29	60	60
1,2,3,4	Fannie Mae Connecticut Avenue Securities 2019-R03, 1M USD LIBOR + 0.750%	3.016%	9/25/31	11,037	11,049
1,2,3,4	Fannie Mae Connecticut Avenue Securities 2019-R04, 1M USD LIBOR + 0.750%	3.016%	6/25/39	24,418	24,452
1,2,3,4	Fannie Mae Connecticut Avenue Securities 2019-R05, 1M USD LIBOR + 0.750%	3.016%	7/25/39	14,900	14,900
1	Fifth Third Auto Trust 2019-1	2.660%	5/16/22	22,000	22,077
1,3	First National Master Note Trust 2017-2, 1M USD LIBOR + 0.440%	2.765%	10/16/23	250	250
1,2	Flagship Credit Auto Trust 2017-1	2.830%	3/15/23	2,360	2,365
1,2	Flagship Credit Auto Trust 2017-4	2.070%	4/15/22	6,170	6,156
1,2	Flagship Credit Auto Trust 2018-1	2.590%	6/15/22	9,633	9,630
1,2	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	3,839	3,881
1,2	Flagship Credit Auto Trust 2018-3	3.070%	2/15/23	10,433	10,489
1	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	5,804	5,800
1	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	16,490	16,644
1,2	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	200	200
1,2	Ford Credit Auto Owner Trust 2015-REV1	2.120%	7/15/26	32,426	32,374
1	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	700	698
1	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	360	359
1	Ford Credit Floorplan Master Owner Trust A Series 2017-1	2.070%	5/15/22	1,050	1,048
1	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	1,030	1,028
1	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.340%	9/15/22	3,000	2,995
1,2,3,4	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2, 1M USD LIBOR + 0.730%	3.030%	7/25/49	13,050	13,070
1,2,3,4	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2, 1M USD LIBOR + 0.800%	3.066%	3/25/49	19,217	19,257
1,3,4	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2, 1M USD LIBOR + 2.200%	4.466%	10/25/28	38	38
1,3,4	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3, 1M USD LIBOR + 2.000%	4.266%	12/25/28	111	111
1,2,4	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.742%	2/25/48	1,241	1,252
1,2,4	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI2	3.817%	5/25/48	1,345	1,353
1,2,3,4	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2, 1M USD LIBOR + 0.700%	2.966%	4/25/49	5,000	5,006
1	GM Financial Automobile Leasing Trust 2017-1	2.260%	8/20/20	1,800	1,800

6

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	GM Financial Automobile Leasing Trust 2017-2	2.020%	9/21/20	9,543	9,534
1	GM Financial Automobile Leasing Trust 2017-3	2.010%	11/20/20	467	466
1	GM Financial Automobile Leasing Trust 2017-3	2.120%	9/20/21	740	739
1	GM Financial Automobile Leasing Trust 2017-3	2.400%	9/20/21	1,230	1,229
1	GM Financial Automobile Leasing Trust 2017-3	2.730%	9/20/21	450	450
1	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	18,500	18,513
1	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	10,250	10,294
1	GM Financial Automobile Leasing Trust 2019-2	2.670%	6/21/21	21,500	21,562
1,2	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	1,500	1,498
1,2	GMF Floorplan Owner Revolving Trust 2017-3	2.460%	8/16/21	8,040	8,039
1,2	GMF Floorplan Owner Revolving Trust 2018-1	3.060%	3/15/22	3,250	3,260
1,2	GMF Floorplan Owner Revolving Trust 2018-1	3.250%	3/15/22	3,000	3,003
1,2	GMF Floorplan Owner Revolving Trust 2018-1	3.500%	3/15/22	4,624	4,638
1,2	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	5,080	5,074
1,2	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	630	634
1,2,3	Gosforth Funding 2016-1A plc, 3M USD LIBOR + 0.700%	3.218%	2/15/58	110	110
1,2,3	Gosforth Funding 2017-1A plc, 3M USD LIBOR + 0.470%	2.888%	12/19/59	8,702	8,699
1,2,3	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%	2.971%	8/25/60	10,123	10,104
1,2	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	2.970%	6/15/21	22,000	22,074
2	GTP Acquisition Partners I LLC	2.350%	6/15/20	425	423
1	Harley-Davidson Motorcycle Trust 2019-A	2.370%	5/15/22	15,000	15,005
1,2,3	Hertz Fleet Lease Funding LP 2016-1, 1M USD LIBOR + 1.100%	3.479%	4/10/30	304	304
1,2	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	7,661	7,750
1,2	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	43,500	43,765
1,2	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	34,664	34,704
1,2	Hertz Vehicle Financing II LP 2015-2A	2.960%	10/25/21	40,000	40,108
1,2,3	Holmes Master Issuer plc 2018-1, 3M USD LIBOR + 0.360%	2.663%	10/15/54	9,721	9,712
1,2,3	Holmes Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	2.723%	10/15/54	10,087	10,076
1	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	800	801
1,2	Hyundai Auto Lease Securitization Trust 2017-A	2.130%	4/15/21	6,917	6,915
1,2	Hyundai Auto Lease Securitization Trust 2017-C	2.120%	2/16/21	7,463	7,459
1,2	Hyundai Auto Lease Securitization Trust 2017-C	2.210%	9/15/21	100	100
1,2	Hyundai Auto Lease Securitization Trust 2017-C	2.460%	7/15/22	200	200
1,2	Hyundai Auto Lease Securitization Trust 2018-A	2.810%	4/15/21	15,655	15,704
1,2	Hyundai Auto Lease Securitization Trust 2018-B	3.040%	10/15/21	7,170	7,229
1,2	Hyundai Auto Lease Securitization Trust 2019-A	2.980%	7/15/22	15,000	15,156
1	John Deere Owner Trust 2016-B	1.490%	5/15/23	130	130
1,2	Kubota Credit Owner Trust 2018-1A	2.800%	2/16/21	14,162	14,184
1,2,3	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	2.943%	12/22/69	4,480	4,473
1,2,3	Lanark Master Issuer plc 2018-2A, 1M USD LIBOR + 0.840%	2.943%	12/22/69	18,261	18,311
1,2	Master Credit Card Trust II Series 2017-1A	2.260%	7/21/21	7,900	7,894
1	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	8,032	8,035
1,2	MMAF Equipment Finance LLC 2018-A	2.920%	7/12/21	5,156	5,166
1,2	MMAF Equipment Finance LLC 2019-A	2.840%	1/10/22	19,250	19,329
1,2,3	Motor plc 2017-1A, 1M USD LIBOR + 0.530%	2.796%	9/25/24	6,308	6,307

7

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,2	Navient Student Loan Trust 2018-A	2.530%	2/18/42	19,089	19,108
1,2	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	5,574	5,607
1,2	Navient Student Loan Trust 2019-A	3.030%	1/15/43	8,202	8,290
1,2,3	Navient Student Loan Trust 2019-A, 1M USD LIBOR + 0.400%	2.767%	12/15/59	27,750	27,747
1,2	Navient Student Loan Trust 2019-CA	2.820%	2/15/68	37,544	37,831
§,1,2	Navient Student Loan Trust 2019-E	2.390%	5/15/68	57,500	57,494
1,3	New Mexico Educational Assistance Foundation 2013-1, 1M USD LIBOR + 0.700%	3.102%	1/2/25	59	58
1	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	320	320
1	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	190	190
1	Nissan Auto Lease Trust 2019-A	2.710%	7/15/21	36,000	36,123
1	Nissan Auto Lease Trust 2019-B	2.270%	7/15/22	27,000	26,969
1	Nissan Auto Receivables 2016-B Owner Trust	1.320%	1/15/21	105	104
1,2,3	Pepper Residential Securities Trust 2017-A, 1M USD LIBOR + 1.100%	3.479%	3/10/58	551	551
1,2,3	Pepper Residential Securities Trust 2018-2A, 1M USD LIBOR + 0.350%	2.675%	10/13/19	30,000	29,969
1,2,3	Pepper Residential Securities Trust 2018-A, 1M USD LIBOR + 0.950%	3.319%	3/12/47	6,418	6,421
1,2,3	Pepper Residential Securities Trust 2019-1A, 1M USD LIBOR + 0.350%	2.675%	4/14/20	24,000	23,993
1,2,3	Pepper Residential Securities Trust 2019-A, 1M USD LIBOR + 0.350%	2.719%	10/12/19	15,800	15,774
1,2,3	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	3.212%	1/16/60	13,279	13,263
1,2,3	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	3.272%	6/20/60	23,626	23,573
1,2,3	Pepper Residential Securities Trust 2024-A1U, 1M USD LIBOR + 0.900%	3.200%	11/18/60	16,544	16,556
1,2,3	Permanent Master Issuer plc 2018-1A, 3M USD LIBOR + 0.380%	2.683%	7/15/58	19,700	19,704
1,2,3	PFS Financing Corp. 2017-C, 1M USD LIBOR + 0.470%	2.795%	10/15/21	12,100	12,099
1,2,3	Resimac Premier Series 2017-1A, 1M USD LIBOR + 0.950%	3.319%	9/11/48	9,928	9,935
1,2,3	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	3.210%	12/5/59	15,935	15,955
1	Santander Drive Auto Receivables Trust 2016-3	2.460%	3/15/22	4,625	4,624
1	Santander Drive Auto Receivables Trust 2017-2	2.210%	10/15/21	695	695
1	Santander Drive Auto Receivables Trust 2017-3	2.190%	3/15/22	11,454	11,450
1	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	1,623	1,623
1	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	22,000	22,059
1	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	24,511	24,533
1	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	20,750	20,842
1	Santander Drive Auto Receivables Trust 2018-5	3.190%	3/15/22	15,000	15,063

8

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,2	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	12,600	12,662
1,2	Santander Retail Auto Lease Trust 2019-B	2.290%	4/20/22	42,000	41,948
1,2	SBA Tower Trust	3.156%	10/8/20	50,000	50,002
1,2	Securitized Term Auto Receivables Trust 2017-2A	2.040%	4/26/21	4,637	4,624
1,2	Securitized Term Auto Receivables Trust 2018-1A	2.807%	12/29/20	11,640	11,650
1,2	Securitized Term Auto Receivables Trust 2018-1A	3.068%	1/25/22	21,760	21,957
1,2	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	9	9
1,2,3	SMB Private Education Loan Trust 2019-B, 1M USD LIBOR + 0.350%	2.763%	7/15/26	17,000	17,007
1,2	SoFi Professional Loan Program 2017-A LLC	1.550%	3/26/40	175	175
1,2	SoFi Professional Loan Program 2017-B LLC	1.830%	5/25/40	397	396
1,2	SoFi Professional Loan Program 2017-C LLC	1.750%	7/25/40	911	909
1,2	SoFi Professional Loan Program 2017-D LLC	1.720%	9/25/40	943	942
1,2	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	5,549	5,531
1,2	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	3,130	3,122
1,2	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	29,133	29,126
1,2	SoFi Professional Loan Program 2018-B LLC	2.640%	8/25/47	21,195	21,228
1,2	SoFi Professional Loan Program 2018-C LLC	3.080%	1/25/48	28,934	29,179
1,2	SoFi Professional Loan Program 2018-D LLC	3.120%	2/25/48	21,299	21,466
1,2	SoFi Professional Loan Program 2019-A LLC	3.180%	6/15/48	20,148	20,339
1,2	SoFi Professional Loan Program 2019-B LLC	2.780%	8/17/48	40,523	40,707
1	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	4,640	4,636
1	Synchrony Credit Card Master Note Trust 2016-3	1.910%	9/15/22	3,290	3,287
1,2	TCF Auto Receivables Owner Trust 2016-PT1	1.930%	6/15/22	8,629	8,603
1,2	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	783	783
1,2	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	320	320
1,2	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	260	260
1,2	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	290	291
1,2	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	16,770	17,010
1,2	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	1,838	1,841
1,2	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	24,000	24,293
1,2	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	620	618
§,1	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	6,890	6,890
1,2	Verizon Owner Trust 2017-1A	2.060%	9/20/21	5,294	5,289
1,2	Verizon Owner Trust 2017-2A	1.920%	12/20/21	31,522	31,470
1,2	Verizon Owner Trust 2017-3	2.060%	4/20/22	3,998	3,991
1,2	Verizon Owner Trust 2018-1	2.820%	9/20/22	24,180	24,335
1,2	Volvo Financial Equipment LLC Series 2017-1A	1.920%	3/15/21	3,299	3,291
1	Wells Fargo Commercial Mortgage Trust 2013-LC12	1.676%	7/15/46	27	26
1	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	1	1
1,2	Wheels SPV 2 LLC 2017-1A	1.880%	4/20/26	6,234	6,216
1	World Omni Auto Receivables Trust 2015-B	2.150%	8/15/22	175	175
1	World Omni Auto Receivables Trust 2018-D	3.010%	4/15/22	27,855	27,968
1	World Omni Auto Receivables Trust 2019-B	2.630%	6/15/22	24,000	24,082
1	World Omni Automobile Lease Securitization Trust 2017-A	2.320%	8/15/22	1,530	1,529

9

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	World Omni Automobile Lease Securitization Trust 2018-A	2.830%	7/15/21	13,950	14,012
1	World Omni Automobile Lease Securitization Trust 2019-A	2.890%	11/15/21	20,000	20,049
1	World Omni Automobile Lease Securitization Trust 2019-A	2.940%	5/16/22	17,500	17,731
1,2	World Omni Select Auto Trust A Series 2018-1 A2	3.240%	4/15/22	16,530	16,589
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,516,482)					2,525,220
Corporate Bonds (44.0%)
Finance (21.9%)
	Banking (18.4%)
2	ABN AMRO Bank NV	2.650%	1/19/21	1,784	1,787
	American Express Credit Corp.	1.700%	10/30/19	2,000	1,998
2	ANZ New Zealand Int’l Ltd.	2.200%	7/17/20	4,095	4,086
2	ANZ New Zealand Int’l Ltd.	2.125%	7/28/21	30,000	29,784
2	Australia & New Zealand Banking Group Ltd.	2.250%	12/19/19	6,605	6,603
2	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	2,418	2,504
3	Bank of America NA, 3M USD LIBOR + 0.250%	2.771%	8/28/20	40,000	40,010
3	Bank of Montreal, 3M USD LIBOR + 0.340%	2.643%	7/13/20	40,000	40,048
	Bank of New York Mellon Corp.	4.150%	2/1/21	17,664	18,112
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,780	10,742
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	16,432
	Bank of Nova Scotia	2.228%	12/11/19	48,130	48,123
2	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	40,000	39,941
2	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	3,000	2,998
	BB&T Corp.	2.625%	6/29/20	8,000	8,017
	BB&T Corp.	2.050%	5/10/21	10,000	9,933
	BPCE SA	2.650%	2/3/21	3,907	3,919
	Branch Banking & Trust Co.	2.100%	1/15/20	30,000	29,963
	Capital One NA	1.850%	9/13/19	15,790	15,780
	Capital One NA	2.250%	9/13/21	1,505	1,496
	Citigroup Inc.	2.450%	1/10/20	25,805	25,810
3,5	Citigroup Inc., 3M Australian Bank Bill Rate + 1.250%	2.795%	8/7/19	20,867	14,273
	Citizens Bank NA	2.250%	10/30/20	3,500	3,490
	Citizens Bank NA	2.550%	5/13/21	13,725	13,744
	Commonwealth Bank of Australia	2.300%	3/12/20	21,490	21,481
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	25,000	25,048
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	2,340	2,373
2	Danske Bank A/S	1.650%	9/6/19	1,500	1,499
	Discover Bank	3.200%	8/9/21	4,017	4,067
2	DNB Bank ASA	2.125%	10/2/20	20,000	19,929
2	Federation des Caisses Desjardins du Quebec	2.250%	10/30/20	30,155	30,096
	Goldman Sachs Group Inc.	2.550%	10/23/19	13,317	13,319
	Goldman Sachs Group Inc.	2.300%	12/13/19	22,755	22,749
3,5	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	2.631%	8/26/20	3,450	2,373
3,5	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.300%	2.857%	8/21/19	24,140	16,519
	HSBC Bank USA NA	4.875%	8/24/20	10,000	10,263
	HSBC Holdings plc	3.400%	3/8/21	10,000	10,133
	HSBC Holdings plc	2.950%	5/25/21	9,015	9,074

10

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	HSBC USA Inc.	2.375%	11/13/19	5,550	5,548
	HSBC USA Inc.	5.000%	9/27/20	15,000	15,411
	ICICI Bank Ltd.	5.750%	11/16/20	2,800	2,895
	JPMorgan Chase & Co.	2.250%	1/23/20	35,000	34,986
	JPMorgan Chase & Co.	2.295%	8/15/21	6,500	6,488
3	JPMorgan Chase Bank NA, 3M USD LIBOR + 0.230%	2.750%	9/1/20	13,000	12,997
	KeyBank NA	1.600%	8/22/19	1,800	1,799
2	Lloyds Bank plc	5.800%	1/13/20	28,000	28,415
	Lloyds Bank plc	2.700%	8/17/20	9,013	9,041
2	Macquarie Bank Ltd.	2.850%	7/29/20	5,000	5,028
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	11,513	11,586
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	20,155	20,007
	Mizuho Bank Ltd.	2.340%	12/4/19	9,720	9,723
2	Mizuho Financial Group Inc.	2.632%	4/12/21	9,850	9,865
	Mizuho Financial Group Inc.	2.273%	9/13/21	6,545	6,516
	Morgan Stanley	2.650%	1/27/20	17,561	17,581
	Morgan Stanley	5.500%	7/24/20	9,900	10,187
	Morgan Stanley	5.750%	1/25/21	21,650	22,684
2	MUFG Bank Ltd.	2.300%	3/5/20	10,000	9,992
	National Australia Bank Ltd.	2.500%	1/12/21	10,000	10,031
	National Australia Bank Ltd.	2.625%	1/14/21	20,000	20,095
2	Nationwide Building Society	2.350%	1/21/20	14,831	14,817
2	Nordea Bank AB	2.125%	5/29/20	4,370	4,364
	Santander Holdings USA Inc.	2.650%	4/17/20	19,205	19,189
	Santander UK Group Holdings plc	2.875%	10/16/20	6,078	6,100
	Santander UK Group Holdings plc	3.125%	1/8/21	5,000	5,015
	Santander UK plc	2.125%	11/3/20	1,500	1,492
	Santander UK plc	2.500%	1/5/21	5,194	5,190
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	20,000	19,728
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	20,810	20,816
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	2,290	2,290
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	4,080	4,075
	Svenska Handelsbanken AB	3.350%	5/24/21	2,098	2,133
	Toronto-Dominion Bank	1.450%	8/13/19	13,973	13,970
3	Toronto-Dominion Bank, 3M USD LIBOR + 0.280%	2.731%	6/11/20	20,000	20,025
2	UBS AG	2.450%	12/1/20	5,605	5,619
2	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	30,142	30,382
2	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	13,330	13,441
	US Bancorp	2.350%	1/29/21	4,250	4,257
	US Bancorp	4.125%	5/24/21	19,555	20,158
	Wells Fargo & Co.	4.600%	4/1/21	35,000	36,265
3,5	Wells Fargo & Co., 3M Australian Bank Bill Rate + 0.850%	2.493%	8/8/19	14,500	9,918
	Wells Fargo Bank NA	2.150%	12/6/19	470	470
	Wells Fargo Bank NA	2.600%	1/15/21	5,000	5,024
	Westpac Banking Corp.	1.600%	8/19/19	3,000	2,999
	Westpac Banking Corp.	2.600%	11/23/20	11,200	11,241
3	Westpac Banking Corp., 3M USD LIBOR + 0.280%	2.798%	5/15/20	10,000	10,021
	Zions Bancorp NA	3.500%	8/27/21	15,360	15,625

11

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Brokerage (0.2%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,570	11,781

	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	21,492	22,029

	Insurance (3.0%)
2	AIG Global Funding	2.700%	12/15/21	3,910	3,930
	Anthem Inc.	2.500%	11/21/20	25,000	25,043
	Aon plc	2.800%	3/15/21	4,001	4,018
2	Metropolitan Life Global Funding I	1.950%	9/15/21	20,000	19,810
2	Metropolitan Life Global Funding I	3.450%	10/9/21	30,000	30,699
2	Principal Life Global Funding II	2.204%	12/11/19	40,000	39,956
2	Protective Life Global Funding	2.700%	11/25/20	4,355	4,371
2	Reliance Standard Life Global Funding II	2.500%	1/15/20	42,630	42,635
2	Reliance Standard Life Global Funding II	3.050%	1/20/21	15,000	15,093

	Real Estate Investment Trusts (0.0%)
	Federal Realty Investment Trust	2.550%	1/15/21	2,700	2,705
					1,376,085
Industrial (19.6%)
	Basic Industry (1.9%)
2	Air Liquide Finance SA	1.375%	9/27/19	9,450	9,438
2	Air Liquide Finance SA	1.750%	9/27/21	15,965	15,748
	DuPont de Nemours Inc.	3.766%	11/15/20	13,000	13,226
	Eastman Chemical Co.	2.700%	1/15/20	6,881	6,885
	Eastman Chemical Co.	3.500%	12/1/21	18,332	18,702
	International Flavors & Fragrances Inc.	3.400%	9/25/20	24,000	24,194
2	Newmont Goldcorp Corp.	3.625%	6/9/21	20,748	21,097
	Nutrien Ltd.	4.875%	3/30/20	6,515	6,611

	Capital Goods (0.9%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	7,159	7,245
	Boeing Capital Corp.	4.700%	10/27/19	7,150	7,183
	Caterpillar Financial Services Corp.	1.850%	9/4/20	5,091	5,071
	CNH Industrial Capital LLC	4.375%	11/6/20	6,060	6,180
	United Technologies Corp.	4.500%	4/15/20	29,000	29,415

	Communication (2.2%)
	America Movil SAB de CV	5.000%	3/30/20	1,909	1,941
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	20,848	21,022
	Comcast Corp.	3.300%	10/1/20	48,000	48,565
	Discovery Communications LLC	2.200%	9/20/19	9,000	8,994
2	Fox Corp.	3.666%	1/25/22	30,000	30,925
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	24,000	24,286
	Orange SA	1.625%	11/3/19	2,200	2,195

	Consumer Cyclical (2.3%)
2	Alimentation Couche-Tard Inc.	2.350%	12/13/19	19,000	18,981
	American Honda Finance Corp.	3.150%	1/8/21	15,000	15,180
3	American Honda Finance Corp., 3M USD LIBOR + 0.260%	2.670%	6/16/20	35,000	35,058

12

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	BMW US Capital LLC	2.150%	4/6/20	3,000	2,994
2	BMW US Capital LLC	3.250%	8/14/20	18,000	18,148
	General Motors Financial Co. Inc.	3.700%	11/24/20	9,000	9,106
2	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	9,625	9,621
2	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	8,000	7,971
2	Nissan Motor Acceptance Corp.	1.550%	9/13/19	12,500	12,487
2,3	Nissan Motor Acceptance Corp., 3M USD LIBOR + 0.520%	2.969%	9/13/19	3,578	3,580
	Toyota Motor Credit Corp.	3.050%	1/8/21	10,000	10,118
5	Volkswagen Financial Services Australia Pty Ltd.	3.250%	8/13/19	2,150	1,470

	Consumer Noncyclical (3.5%)
	AbbVie Inc.	2.300%	5/14/21	25,000	24,964
	Altria Group Inc.	9.250%	8/6/19	26,565	26,583
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	23,514	23,797
	AstraZeneca plc	2.375%	11/16/20	3,289	3,287
	Baxter International Inc.	1.700%	8/15/21	2,500	2,463
2	Bayer US Finance LLC	3.000%	10/8/21	6,220	6,261
	Becton Dickinson and Co.	2.675%	12/15/19	23,455	23,464
2	Bristol-Myers Squibb Co.	2.550%	5/14/21	20,000	20,096
2	Cigna Corp.	3.200%	9/17/20	2,000	2,015
2,3	Cigna Corp., 3M USD LIBOR + 0.350%	2.760%	3/17/20	15,000	15,007
	Constellation Brands Inc.	3.875%	11/15/19	5,000	5,019
	CVS Health Corp.	2.800%	7/20/20	22,000	22,053
	CVS Health Corp.	2.125%	6/1/21	5,000	4,967
	Mead Johnson Nutrition Co.	3.000%	11/15/20	11,770	11,857
	Reynolds American Inc.	6.875%	5/1/20	8,304	8,569
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	2,200	2,198
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	20,000	20,008

	Energy (6.0%)
	Apache Corp.	3.625%	2/1/21	16,096	16,266
	Boardwalk Pipelines LP	5.750%	9/15/19	17,058	17,118
	BP Capital Markets America Inc.	4.500%	10/1/20	30,000	30,756
	BP Capital Markets plc	2.315%	2/13/20	19,000	18,995
	BP Capital Markets plc	3.561%	11/1/21	6,018	6,185
	Cenovus Energy Inc.	5.700%	10/15/19	18,324	18,439
	Enbridge Energy Partners LP	4.375%	10/15/20	4,295	4,382
	Energy Transfer Operating LP	4.150%	10/1/20	20,000	20,304
	Energy Transfer Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	3,515	3,759
	Enterprise Products Operating LLC	3.500%	2/1/22	25,000	25,637
	EOG Resources Inc.	4.100%	2/1/21	20,986	21,574
	Husky Energy Inc.	7.250%	12/15/19	18,000	18,312
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	4,000	4,100
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	5,000	5,064
	Kinder Morgan Inc.	3.050%	12/1/19	16,550	16,566
2	Kinder Morgan Inc.	5.000%	2/15/21	1,790	1,849
	Marathon Oil Corp.	2.700%	6/1/20	24,000	24,026
	Marathon Petroleum Corp.	5.125%	3/1/21	12,535	13,028
2	Midwest Connector Capital Co. LLC	3.625%	4/1/22	5,835	5,955
	Noble Energy Inc.	4.150%	12/15/21	4,000	4,116
	Pioneer Natural Resources Co.	7.500%	1/15/20	6,974	7,126

13

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	2,035	2,090
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	23,168	24,002
	Shell International Finance BV	1.875%	5/10/21	34,005	33,818
	Total Capital International SA	2.218%	7/12/21	15,000	15,003
	TransCanada PipeLines Ltd.	3.800%	10/1/20	5,710	5,778
	Williams Cos. Inc.	5.250%	3/15/20	11,675	11,861

	Technology (1.4%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	5,000	4,993
	Fidelity National Information Services Inc.	0.000%	8/19/19	20,000	19,973
	International Business Machines Corp.	2.800%	5/13/21	40,000	40,329
	KLA Corp.	3.375%	11/1/19	2,415	2,420
	NetApp Inc.	2.000%	9/27/19	15,455	15,442
	Tyco Electronics Group SA	2.350%	8/1/19	4,457	4,457

	Transportation (1.4%)
1	Burlington Northern and Santa Fe Railway Co. 1999-2 Pass Through Trust	7.570%	1/2/21	307	318
1	Continental Airlines 2001-1 Class A-1 Pass Through Trust	6.703%	6/15/21	1,841	1,950
1	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	1,022	1,033
1	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	3,030	3,106
1	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	5,263	5,358
	Delta Air Lines Inc.	2.875%	3/13/20	18,000	18,007
	FedEx Corp.	3.400%	1/14/22	15,000	15,355
1	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	671	678
2	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.650%	7/29/21	25,000	25,491
1	Southwest Airlines Co. 2007-1 Pass Through Trust	6.650%	8/1/22	4,264	4,524
1	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	9,433	9,995
1	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	2,640	2,846
1	US Airways 2012-1 Class B Pass Through Trust	8.000%	10/1/19	2,047	2,061
					1,230,690
Utilities (2.5%)
	Electric (2.5%)
	Ameren Corp.	2.700%	11/15/20	5,000	5,003
	Arizona Public Service Co.	2.200%	1/15/20	1,100	1,099
	CenterPoint Energy Inc.	3.600%	11/1/21	25,000	25,533
	Dominion Energy Inc.	5.200%	8/15/19	13,021	13,033
	Dominion Energy Inc.	2.000%	8/15/21	6,793	6,721
2	EDP Finance BV	4.125%	1/15/20	1,478	1,485
2	EDP Finance BV	5.250%	1/14/21	1,600	1,656
3,5	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.260%	1.288%	10/15/19	28,300	19,333
	Exelon Corp.	2.850%	6/15/20	5,000	5,013

14

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Exelon Corp.	5.150%	12/1/20	7,358	7,567
	Exelon Generation Co. LLC	2.950%	1/15/20	16,380	16,396
	Georgia Power Co.	4.250%	12/1/19	5,500	5,528
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	11,454	11,455
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	1,810	1,836
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	15,190	15,484
	Pinnacle West Capital Corp.	2.250%	11/30/20	12,000	11,946
	Puget Energy Inc.	6.000%	9/1/21	7,829	8,329
					157,417
Total Corporate Bonds (Cost $2,753,637)					2,764,192
Sovereign Bonds (6.1%)
	Abu Dhabi National Energy Co. PJSC	6.250%	9/16/19	7,375	7,423
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,000	4,186
2	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	53,022	53,862
	Empresa Nacional del Petroleo	4.750%	12/6/21	5,038	5,281
	Export-Import Bank of India	3.875%	10/2/19	5,648	5,659
	Export-Import Bank of Korea	2.250%	1/21/20	6,640	6,636
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	7,000	6,998
	ICBCIL Finance Co. Ltd.	2.125%	9/29/19	2,670	2,667
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	10,000	10,008
6	Japan Treasury Discount Bill	0.000%	1/10/20	6,500,000	59,817
3	Korea Development Bank, 3M USD LIBOR + 0.550%	2.986%	3/12/21	10,000	10,026
3	Korea Development Bank, 3M USD LIBOR + 0.675%	3.094%	9/19/20	10,325	10,357
	Petronas Capital Ltd.	5.250%	8/12/19	42,283	42,313
	Republic of Croatia	6.750%	11/5/19	15,000	15,151
	Republic of Croatia	6.625%	7/14/20	17,310	17,956
	Republic of Hungary	6.250%	1/29/20	2,300	2,343
	Republic of Hungary	6.375%	3/29/21	25,978	27,621
	Republic of Indonesia	4.875%	5/5/21	5,000	5,198
	Republic of Lithuania	7.375%	2/11/20	18,100	18,557
	Republic of Panama	5.200%	1/30/20	25,600	25,918
	Republic of Romania	6.750%	2/7/22	14,040	15,398
	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	7,110	7,104
	Sinopec Group Overseas Development 2017 Ltd.	2.375%	4/12/20	10,000	9,984
	Socialist Republic of Vietnam	6.750%	1/29/20	13,539	13,786
Total Sovereign Bonds (Cost $382,974)					384,249

				Shares
Exchange-Traded Funds (0.7%)
	iShares Short Maturity Bond ETF (Cost $43,896)			875,000	44,021
Temporary Cash Investments (9.8%)
Money Market Fund (1.9%)
7	Vanguard Market Liquidity Fund	2.386%		1,160,686	116,080

15

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.8%)
8	United States Treasury Bill	1.951%	5/21/20	373,050	367,077

Commercial Paper (1.3%)
9	American Electric Power Co. Inc.	2.515%	8/14/19	30,000	29,970
	Baker Hughes a GE Co. LLC	2.535%	8/16/19	16,000	15,982
9	Enbridge US Inc.	2.587%	10/11/19	9,515	9,464
9	Fidelity National Information Services Inc.	2.556%	8/16/19	7,345	7,337
9	Molson Coors Brewing Co.	2.614%	8/5/19	4,530	4,528
9	Reckitt Benckiser Treasury Services plc	2.501%	1/7/20	15,000	14,831
					82,112
Certificates of Deposit (0.8%)
	Cooperatieve Rabobank UA (New York Branch)	1.980%	10/25/19	47,735	47,700
Total Temporary Cash Investments (Cost $613,115)					612,969
Total Investments (100.8%) (Cost $6,310,104)					6,330,651

					Amount
					($000)
Other Assets and Liabilities (-0.8%)
Other Assets
Investment in Vanguard					292
Receivables for Accrued Income					30,022
Receivables for Capital Shares Issued					12,643
Variation Margin Receivable—Futures Contracts					217
Unrealized Appreciation—Forward Currency Contracts					1,539
Unrealized Appreciation—OTC Swap Contracts					80
Other Assets					182
Total Other Assets					44,975
Liabilities
Payables for Investment Securities Purchased					(84,727)
Payables for Capital Shares Redeemed					(6,050)
Payables for Distributions					(2,216)
Payables to Vanguard					(479)
Variation Margin Payable—Futures Contracts					(958)
Unrealized Depreciation—Forward Currency Contracts					(2)
Total Liabilities					(94,432)
Net Assets (100%)					6,281,194

At July 31, 2019, net assets consisted of:
					Amount
					($000)
Paid-in Capital					6,262,805
Total Distributable Earnings (Loss)					18,389
Net Assets					6,281,194

16

Ultra-Short-Term Bond Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 41,614,006 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	417,066
Net Asset Value Per Share—Investor Shares	$10.02

Admiral Shares—Net Assets
Applicable to 292,525,869 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,864,128
Net Asset Value Per Share—Admiral Shares	$20.05

•    See Note A in Notes to Financial Statements.

§   Security value determined using significant unobservable inputs.

1   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $2,561,009,000, representing 40.8% of net assets.

3   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5   Face amount denominated in Australian dollars.

6   Face amount denominated in Japanese yen.

7   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8   Securities with a value of $1,033,000 have been segregated as initial margin for open futures contracts.

9   Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At July 31, 2019, the aggregate value of these securities was $66,130,000, representing 1.1% of net assets.

LIBOR—London Interbank Offered Rate.

OTC—Over-the-Counter.

17

Ultra-Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	5,150		1,104,192	2,546

Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(3,486)		(409,796)	(3,436)
					(890)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
State Street Bank & Trust Co.	8/15/19	AUD	129	USD	89	—	(2)
JPMorgan Chase Bank, N.A.	8/15/19	AUD	116	USD	79	—	—
State Street Bank & Trust Co.	1/10/20	JPY	3,240	USD	30	—	—
State Street Bank & Trust Co.	8/15/19	USD	65,152	AUD	93,085	1,459	—
BNP Paribas	1/10/20	USD	60,702	JPY	6,510,000	80	—
						1,539	(2)

AUD—Australian dollar.

JPY—Japanese yen.

USD—U.S. dollar.

At July 31, 2019, a counterparty had deposited in a segregated account securities with a value of $822,000 in connection with open forward currency contracts. After July 31, 2019, the counterparty posted additional collateral of $632,000 in connection with open forward currency contracts as of July 31, 2019.

Over-the-Counter Credit Default Swaps
							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Paid )	Appreciation	(Depreciation	)
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Oriental Republic of Uruguay/ Baa2	9/20/20	BOANA	21,650	1.000		190	(110)	80	—

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Ultra-Short-Term Bond Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends	615
Interest[1]	83,679
Total Income	84,294
Expenses
The Vanguard Group—Note B
Investment Advisory Services	396
Management and Administrative—Investor Shares	289
Management and Administrative—Admiral Shares	2,198
Marketing and Distribution—Investor Shares	23
Marketing and Distribution—Admiral Shares	155
Custodian Fees	12
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	1
Total Expenses	3,089
Net Investment Income	81,205
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,282
Futures Contracts	(1,513)
Swap Contracts	108
Forward Currency Contracts	497
Foreign Currencies	(158)
Realized Net Gain (Loss)	1,216
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	22,905
Futures Contracts	(3,410)
Swap Contracts	26
Forward Currency Contracts	4,589
Foreign Currencies	(41)
Change in Unrealized Appreciation (Depreciation)	24,069
Net Increase (Decrease) in Net Assets Resulting from Operations	106,490

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,717,000, $41,000, and ($38,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Ultra-Short-Term Bond Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	81,205	108,104
Realized Net Gain (Loss)	1,216	(1,478)
Change in Unrealized Appreciation (Depreciation)	24,069	7,373
Net Increase (Decrease) in Net Assets Resulting from Operations	106,490	113,999
Distributions
Net Investment Income
Investor Shares	(4,674)	(5,404)
Admiral Shares	(76,958)	(102,561)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(81,632)	(107,965)
Capital Share Transactions
Investor Shares	106,536	130,361
Admiral Shares	596,165	1,764,475
Net Increase (Decrease) from Capital Share Transactions	702,701	1,894,836
Total Increase (Decrease)	727,559	1,900,870
Net Assets
Beginning of Period	5,553,635	3,652,765
End of Period	6,281,194	5,553,635

See accompanying Notes, which are an integral part of the Financial Statements.

20

Ultra-Short-Term Bond Fund

Financial Highlights

Investor Shares

	Six Months				Feb. 10,
	Ended				2015[1] to
	July 31,	Year Ended January 31,			Jan. 31,
For a Share Outstanding Throughout Each Period	2019	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.98	$9.97	$10.00	$9.99	$10.00
Investment Operations
Net Investment Income	.133	2.227	2.154	2.106	.054
Net Realized and Unrealized Gain (Loss) on Investments	.040	.003	(.037)	.006	(.010)
Total from Investment Operations	.173	.230	.117	.112	.044
Distributions
Dividends from Net Investment Income	(.133)	(.220)	(.145)	(.102)	(.054)
Distributions from Realized Capital Gains	—	—	(.002)	—	—
Total Distributions	(.133)	(.220)	(.147)	(.102)	(.054)
Net Asset Value, End of Period	$10.02	$9.98	$9.97	$10.00	$9.99

Total Return[3]	1.75%	2.34%	1.17%	1.13%	0.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$417	$309	$179	$131	$47
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	2.69%	2.28%	1.54%	1.11%	0.66%[4]
Portfolio Turnover Rate	65%	61%	70%	81%	24%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Subscription period for the fund was February 10, 2015, to February 23, 2015, during which time all assets were held in money market instruments. Performance measurement began February 24, 2015, at a net asset value of $10.00.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Ultra-Short-Term Bond Fund

Financial Highlights

Admiral Shares

	Six Months				Feb. 10,
	Ended				2015[1] to
	July 31,	Year Ended January 31,			Jan. 31,
For a Share Outstanding Throughout Each Period	2019	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.96	$19.94	$20.00	$19.98	$20.00
Investment Operations
Net Investment Income	.277	2.473	2.328	2.228	.122
Net Realized and Unrealized Gain (Loss) on Investments	.089	.008	(.077)	.015	(.021)
Total from Investment Operations	.366	.481	.251	.243	.101
Distributions
Dividends from Net Investment Income	(.276)	(.461)	(.307)	(.223)	(.121)
Distributions from Realized Capital Gains	—	—	(.004)	—	—
Total Distributions	(.276)	(.461)	(.311)	(.223)	(.121)
Net Asset Value, End of Period	$20.05	$19.96	$19.94	$20.00	$19.98

Total Return[3]	1.84%	2.44%	1.26%	1.22%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,864	$5,244	$3,474	$2,024	$465
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	2.79%	2.38%	1.64%	1.19%	0.74%[4]
Portfolio Turnover Rate	65%	61%	70%	81%	24%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Subscription period for the fund was February 10, 2015, to February 23, 2015, during which time all assets were held in money market instruments. Performance measurement began February 24, 2015, at a net asset value of $20.00.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Ultra-Short-Term Bond Fund

Notes to Financial Statements

Vanguard Ultra-Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund’s to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

23

Ultra-Short-Term Bond Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented 19% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended July 31, 2019, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

24

Ultra-Short-Term Bond Fund

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral

25

Ultra-Short-Term Bond Fund

received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended July 31, 2019, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

26

Ultra-Short-Term Bond Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $292,000, representing 0.00% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,396,840	128,380
Corporate Bonds	—	2,764,192	—
Sovereign Bonds	—	384,249	—
Exchange-Traded Funds	44,021	—	—
Temporary Cash Investments	116,080	496,889	—
Futures Contracts—Assets[1]	217	—	—
Futures Contracts—Liabilities[1]	(958)	—	—
Forward Currency Contracts—Assets	—	1,539	—
Forward Currency Contracts—Liabilities	—	(2)	—
Swap Contracts—Assets	—	80	—
Total	159,360	6,043,787	128,380

1   Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

27

Ultra-Short-Term Bond Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended July 31, 2019. Transfers, if any, into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Asset-Backed/
Commercial
Mortgage-Backed
Securities
Amount Valued Based on Level 3 Inputs	($000)
Balance as of January 31, 2019	29,999
Purchases	128,380
Transfers out of Level 3	(30,025)[1]
Change in Unrealized Appreciation (Depreciation)	26
Balance as of July 31, 2019	128,380

1   Transfers out of Level 3 into Level 2 are because observable market data became available for these securities.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of July 31, 2019:

	Fair Value
	at 7/31/2019			Amount or Range/
Security Type	($000)	Valuation Technique	Unobservable Input	Weighted Avg.
Asset-Backed/Commercial Mortgage-Backed Securities	57,494	Purchase Price	Purchase Price	$99.989
	49,996	Purchase Price	Purchase Price	$99.992
	14,000	Purchase Price	Purchase Price	$99.998
	6,890	Purchase Price	Purchase Price	$100.000

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at July 31, 2019.

28

Ultra-Short-Term Bond Fund

D. At July 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	217	—	—	217
Unrealized Appreciation—Forward Currency Contracts	—	1,539	—	1,539
Unrealized Appreciation—OTC Swap Contracts	—	—	80	80
Total Assets	217	1,539	80	1,836

Variation Margin Payable—Futures Contracts	(958)	—	—	(958)
Unrealized Depreciation—Forward Currency Contracts	—	(2)	—	(2)
Total Liabilities	(958)	(2)	—	(960)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2019, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(1,513)	—	—	(1,513)
Swap Contracts	—	—	108	108
Forward Currency Contracts	—	497	—	497
Realized Net Gain (Loss) on Derivatives	(1,513)	497	108	(908)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,410)	—	—	(3,410)
Swap Contracts	—	—	26	26
Forward Currency Contracts	—	4,589	—	4,589
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,410)	4,589	26	1,205

E. As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,304,859
Gross Unrealized Appreciation	37,075
Gross Unrealized Depreciation	(10,446)
Net Unrealized Appreciation (Depreciation)	26,629

29

Ultra-Short-Term Bond Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $5,099,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended July 31, 2019, the fund purchased $2,078,115,000 of investment securities and sold $1,358,270,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $0 and $78,981,000, respectively.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2019, such purchases and sales were $507,197,000 and $343,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	213,602	21,322	377,693	37,908
Issued in Lieu of Cash Distributions	4,308	430	4,931	495
Redeemed	(111,374)	(11,126)	(252,263)	(25,323)
Net Increase (Decrease)—Investor Shares	106,536	10,626	130,361	13,080
Admiral Shares
Issued	1,725,061	86,140	3,986,367	200,028
Issued in Lieu of Cash Distributions	64,439	3,219	85,418	4,289
Redeemed	(1,193,335)	(59,603)	(2,307,310)	(115,769)
Net Increase (Decrease)—Admiral Shares	596,165	29,756	1,764,475	88,548

H. Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

30

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ultra-Short-Term Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2015 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

31

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

32

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Fund Information > 800-662-7447

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14922 092019

Semiannual Report | July 31, 2019 Vanguard High-Yield Corporate Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
High-Yield Corporate Fund	1/31/2019	7/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,061.89	$1.18
Admiral™ Shares	1,000.00	1,062.41	0.66
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.15	0.65

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.23% for Investor Shares and 0.13% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

High-Yield Corporate Fund

Sector Diversification

As of July 31, 2019

Basic Industry	4.8%
Capital Goods	11.6
Communication	19.3
Consumer Cyclical	12.2
Consumer Non-Cyclical	12.7
Energy	11.3
Finance	11.7
Other Industrial	0.7
Technology	9.2
Transportation	0.2
Treasury/Agency	4.1
Utilities	1.0
Other	1.2

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

High-Yield Corporate Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.9%)
U.S. Government Securities (3.9%)
1	United States Treasury Note/Bond	1.000%	10/15/19	250,000	249,452
	United States Treasury Note/Bond	1.375%	1/15/20	250,000	249,180
	United States Treasury Note/Bond	1.500%	4/15/20	250,000	248,945
	United States Treasury Note/Bond	1.500%	7/15/20	250,000	248,673
Total U.S. Government and Agency Obligations (Cost $995,132)					996,250
Corporate Bonds (90.8%)
Finance (11.2%)
	Banking (2.9%)
	Ally Financial Inc.	4.625%	5/19/22	3,595	3,739
	Ally Financial Inc.	5.125%	9/30/24	16,315	17,804
	Ally Financial Inc.	4.625%	3/30/25	18,965	20,269
	Ally Financial Inc.	5.750%	11/20/25	56,528	63,099
	Ally Financial Inc.	8.000%	11/1/31	7,355	9,782
2	BNP Paribas SA	6.750%	3/14/66	57,750	60,515
2	Credit Suisse AG	6.250%	12/31/50	163,170	172,119
2	ING Groep NV	6.875%	4/16/66	71,510	75,173
3	Intesa Sanpaolo SPA	5.710%	1/15/26	75,000	76,969
	Royal Bank of Scotland Group plc	6.125%	12/15/22	52,705	56,592
2	UBS Group AG	6.875%	3/22/66	114,390	118,421
3	UniCredit SPA	6.572%	1/14/22	71,635	76,580

	Finance Companies (5.2%)
2,3	AerCap Global Aviation Trust	6.500%	6/15/45	125,050	132,240
	Aircastle Ltd.	5.000%	4/1/23	33,700	35,575
	Aircastle Ltd.	4.125%	5/1/24	53,980	55,406
3	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	54,370
	CIT Group Inc.	5.000%	8/15/22	68,033	72,115
	CIT Group Inc.	5.000%	8/1/23	52,070	55,845
	CIT Group Inc.	4.750%	2/16/24	3,615	3,827
3	Freedom Mortgage Corp.	8.250%	4/15/25	24,260	21,137
	Navient Corp.	7.250%	1/25/22	43,900	47,796
	Navient Corp.	6.500%	6/15/22	144,669	154,253
	Navient Corp.	5.500%	1/25/23	48,120	49,985
	Navient Corp.	7.250%	9/25/23	24,615	26,861
	Navient Corp.	6.750%	6/25/25	138,585	144,821
	Navient Corp.	5.625%	8/1/33	34,226	28,664
3	Park Aerospace Holdings Ltd.	5.500%	2/15/24	20,000	21,592
	Springleaf Finance Corp.	8.250%	12/15/20	36,210	38,609

4

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Springleaf Finance Corp.	7.750%	10/1/21	69,567	76,002
	Springleaf Finance Corp.	6.125%	5/15/22	13,610	14,597
	Springleaf Finance Corp.	8.250%	10/1/23	17,136	19,921
	Springleaf Finance Corp.	6.125%	3/15/24	53,330	57,730
	Springleaf Finance Corp.	6.875%	3/15/25	23,455	26,123
	Springleaf Finance Corp.	7.125%	3/15/26	142,691	159,814
	Springleaf Finance Corp.	6.625%	1/15/28	25,345	27,468

	Insurance (2.8%)
2	Aegon NV	5.500%	4/11/48	72,780	76,874
4,5	Asurion LLC. Bank Loan	5.234%	11/3/24	100,327	100,546
	Centene Corp.	4.750%	1/15/25	20,000	20,400
3	Centene Corp.	5.375%	6/1/26	10,000	10,538
	CNO Financial Group Inc.	5.250%	5/30/25	57,853	62,120
	CNO Financial Group Inc.	5.250%	5/30/29	54,320	58,801
	Genworth Holdings Inc.	7.700%	6/15/20	2,480	2,520
	Genworth Holdings Inc.	7.200%	2/15/21	28,015	28,575
	Genworth Holdings Inc.	7.625%	9/24/21	25,505	26,430
	Genworth Holdings Inc.	4.900%	8/15/23	49,580	45,986
	Genworth Holdings Inc.	4.800%	2/15/24	15,900	14,628
	MGIC Investment Corp.	5.750%	8/15/23	24,695	26,825
	Radian Group Inc.	4.500%	10/1/24	73,175	75,553
	Radian Group Inc.	4.875%	3/15/27	16,000	16,080
2	Voya Financial Inc.	5.650%	5/15/53	87,753	92,360
	WellCare Health Plans Inc.	5.250%	4/1/25	41,580	43,139
3	WellCare Health Plans Inc.	5.375%	8/15/26	5,000	5,288

	Other Finance (0.1%)
4,5	Trans Union LLC Bank Loan, 3M USD LIBOR + 2.000%	4.234%	6/19/25	36,912	36,993
	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	6.000%	6/1/25	46,060	48,190
					2,867,659
Industrial (78.6%)
	Basic Industry (4.6%)
	AK Steel Corp.	7.500%	7/15/23	69,034	70,587
3	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.	7.500%	5/1/25	95,182	98,989
	Chemours Co.	6.625%	5/15/23	44,094	44,204
	Chemours Co.	7.000%	5/15/25	93,595	91,606
	Chemours Co.	5.375%	5/15/27	31,740	27,931
	Commercial Metals Co.	4.875%	5/15/23	6,540	6,687
	Commercial Metals Co.	5.750%	4/15/26	45,720	46,920
	Commercial Metals Co.	5.375%	7/15/27	19,735	19,784
3	Constellium NV	5.750%	5/15/24	34,862	35,821
3	Constellium NV	6.625%	3/1/25	68,600	71,687
3	Constellium NV	5.875%	2/15/26	10,195	10,590
3,6	CTC BondCo GmbH	5.250%	12/15/25	13,800	15,489
	Graphic Packaging International Inc.	4.125%	8/15/24	23,920	24,518
3	Graphic Packaging International LLC	4.750%	7/15/27	7,870	8,185
3	New Gold Inc.	6.250%	11/15/22	38,365	36,735
3	New Gold Inc.	6.375%	5/15/25	46,920	40,586
3	Novelis Corp.	6.250%	8/15/24	53,590	56,136

5

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Novelis Corp.	5.875%	9/30/26	63,010	65,373
	Olin Corp.	5.125%	9/15/27	61,215	61,445
	Olin Corp.	5.625%	8/1/29	43,495	44,582
	Olin Corp.	5.000%	2/1/30	10,215	9,921
	PolyOne Corp.	5.250%	3/15/23	6,310	6,704
4,5	Starfruit Finco BV Bank Loan, 3M USD LIBOR + 3.250%	5.610%	10/1/25	17,562	17,266
4,5	Starfruit Finco BV Bank Loan, 3M USD LIBOR + 3.250%	5.610%	10/1/25	3,415	3,357
3	Starfruit Finco BV / Starfruit US Holdco LLC	8.000%	10/1/26	42,200	41,620
	Steel Dynamics Inc.	5.125%	10/1/21	31,770	31,929
	Steel Dynamics Inc.	5.500%	10/1/24	40,885	42,060
	Steel Dynamics Inc.	4.125%	9/15/25	3,305	3,309
	Steel Dynamics Inc.	5.000%	12/15/26	9,730	10,168
3	Tronox Finance plc	5.750%	10/1/25	9,105	8,559
3	Tronox Inc.	6.500%	4/15/26	90,895	87,032
	United States Steel Corp.	6.650%	6/1/37	13,760	11,696
3	Versum Materials Inc.	5.500%	9/30/24	21,566	22,968

	Capital Goods (11.2%)
3	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	59,970	63,343
3	ARD Finance SA	7.125%	9/15/23	21,790	22,416
	ARD Finance SA	7.125%	9/15/23	13,860	14,259
3	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	7.250%	5/15/24	70,023	73,874
3	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	6.000%	2/15/25	126,361	130,468
3,7	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	37,750	37,797
3,8	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	5,520	6,793
3,7	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	15,860	15,781
3	Ashtead Capital Inc.	4.125%	8/15/25	46,175	46,752
3	Ashtead Capital Inc.	5.250%	8/1/26	17,715	18,534
3	Ashtead Capital Inc.	4.375%	8/15/27	46,175	46,406
	Ball Corp.	5.000%	3/15/22	8,535	8,919
	Ball Corp.	4.000%	11/15/23	15,403	15,981
6	Ball Corp.	4.375%	12/15/23	17,385	22,438
	Ball Corp.	5.250%	7/1/25	4,690	5,100
	Ball Corp.	4.875%	3/15/26	86,335	91,407
3	Beacon Escrow Corp.	4.875%	11/1/25	83,330	82,497
3	Berry Global Escrow Corp.	4.875%	7/15/26	53,380	55,541
3	Berry Global Escrow Corp.	5.625%	7/15/27	7,055	7,399
3	Berry Global Inc.	4.500%	2/15/26	57,898	57,753
3	Bombardier Inc.	5.750%	3/15/22	21,545	22,003
3	Bombardier Inc.	6.125%	1/15/23	76,319	77,464
3	Bombardier Inc.	7.500%	12/1/24	14,540	15,067
3	Bombardier Inc.	7.500%	3/15/25	47,116	47,999
3	Bombardier Inc.	7.875%	4/15/27	52,285	52,677
3	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	5,535	5,701
3	Cemex SAB de CV	6.125%	5/5/25	101,200	104,489
3	Cemex SAB de CV	7.750%	4/16/26	24,265	26,176

6

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Clean Harbors Inc.	4.875%	7/15/27	32,416	33,389
3	Clean Harbors Inc.	5.125%	7/15/29	25,851	27,144
	Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	1/15/23	30,000	30,938
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	2,750	2,788
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	23,465	24,081
3,6	Crown European Holdings SA	2.875%	2/1/26	51,200	61,428
3	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	112,815
3	HD Supply Inc.	5.375%	10/15/26	38,211	40,217
3	Herc Holdings Inc.	5.500%	7/15/27	124,695	124,695
3	Jeld-Wen Inc.	4.625%	12/15/25	11,180	10,998
3	Jeld-Wen Inc.	4.875%	12/15/27	6,320	6,202
3	LANXESS AG	6.000%	4/1/24	21,210	21,767
3,6	Loxam SAS	4.250%	4/15/24	5,520	6,357
3	OI European Group BV	4.000%	3/15/23	21,630	21,738
3	Owens-Brockway Glass Container Inc.	5.000%	1/15/22	6,120	6,273
3	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	29,295	31,346
3	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	11,675	12,726
	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	20,676	20,753
	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	13,417	13,417
3	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	63,805	64,842
3	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	14,670	15,165
3	Standard Industries Inc.	5.500%	2/15/23	9,705	9,923
3	Standard Industries Inc.	5.375%	11/15/24	64,263	65,870
3	Standard Industries Inc.	6.000%	10/15/25	139,715	146,701
3	Standard Industries Inc.	5.000%	2/15/27	16,990	17,287
3	Standard Industries Inc.	4.750%	1/15/28	31,995	31,595
	TransDigm Inc.	6.000%	7/15/22	44,150	44,702
	TransDigm Inc.	6.500%	7/15/24	144,895	148,699
	TransDigm Inc.	6.500%	5/15/25	44,030	45,296
3	TransDigm Inc.	6.250%	3/15/26	20,000	21,050
	TransDigm Inc.	6.375%	6/15/26	41,650	42,535
3,6	Trivium Packaging Finance BV	3.750%	8/15/26	6,095	6,978
3	Trivium Packaging Finance BV	5.500%	8/15/26	11,810	12,179
	United Rentals North America Inc.	5.500%	7/15/25	48,115	49,919
	United Rentals North America Inc.	4.625%	10/15/25	52,360	53,145
	United Rentals North America Inc.	5.875%	9/15/26	62,210	65,943
	United Rentals North America Inc.	6.500%	12/15/26	55,080	59,486
	United Rentals North America Inc.	5.500%	5/15/27	76,330	79,669
	United Rentals North America Inc.	4.875%	1/15/28	60,445	61,578
	United Rentals North America Inc.	5.250%	1/15/30	24,410	24,959

7

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Communication (18.5%)
3	Altice Financing SA	6.625%	2/15/23	58,671	60,138
3	Altice France SA	6.250%	5/15/24	39,600	40,788
3	Altice France SA	7.375%	5/1/26	55,940	59,017
3	Altice Luxembourg SA	7.750%	5/15/22	13,588	13,826
3	Altice Luxembourg SA	7.625%	2/15/25	40,000	39,100
	Belo Corp.	7.750%	6/1/27	29,475	32,938
	Belo Corp.	7.250%	9/15/27	22,207	24,317
	Cablevision Systems Corp.	8.000%	4/15/20	15,000	15,488
	CCO Holdings LLC / CCO Holdings Capital Corp.	5.250%	3/15/21	8,380	8,411
	CCO Holdings LLC / CCO Holdings Capital Corp.	5.250%	9/30/22	12,635	12,777
	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	2/15/23	13,406	13,607
3	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/23	97,010	99,314
	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	9/1/23	33,450	34,119
	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	1/15/24	14,550	14,841
3	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	5/1/25	72,205	74,732
3	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	2/15/26	47,140	49,556
3	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	46,840	49,065
3	CCO Holdings LLC / CCO Holdings Capital Corp.	5.875%	5/1/27	14,255	14,968
3	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	25,000	25,656
	CenturyLink Inc.	5.625%	4/1/20	2,500	2,528
	CenturyLink Inc.	5.800%	3/15/22	10,107	10,524
	CenturyLink Inc.	6.750%	12/1/23	23,920	25,774
	CenturyLink Inc.	7.500%	4/1/24	17,708	19,368
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	4,215	4,976
4,5	Crown Finance US Inc. Bank Loan, 3M USD LIBOR + 2.500%	4.484%	2/22/25	99,234	98,812
	CSC Holdings LLC	6.750%	11/15/21	72,762	77,855
3	CSC Holdings LLC	5.125%	12/15/21	59,340	59,414
3	CSC Holdings LLC	5.375%	7/15/23	11,025	11,273
3	CSC Holdings LLC	10.875%	10/15/25	5,000	5,706
3	CSC Holdings LLC	5.500%	5/15/26	142,685	148,749
3	CSC Holdings LLC	5.500%	4/15/27	76,415	80,236
	DISH DBS Corp.	6.750%	6/1/21	152,345	159,010
	DISH DBS Corp.	5.875%	7/15/22	105,934	107,523
	DISH DBS Corp.	5.000%	3/15/23	43,776	42,244
	DISH DBS Corp.	5.875%	11/15/24	87,950	81,574
	DISH DBS Corp.	7.750%	7/1/26	97,230	94,799
	Embarq Corp.	7.995%	6/1/36	23,035	22,402
	Gannett Co. Inc.	6.375%	10/15/23	22,021	22,627
3	Gray Escrow Inc.	7.000%	5/15/27	10,245	11,167
3	Gray Television Inc.	5.125%	10/15/24	67,032	68,624
3	Gray Television Inc.	5.875%	7/15/26	55,725	57,884
	Level 3 Financing Inc.	5.375%	8/15/22	65,480	65,807
	Level 3 Financing Inc.	5.625%	2/1/23	26,620	26,953
	Level 3 Financing Inc.	5.125%	5/1/23	36,380	36,562
4,5	Nascar Holdings Inc. Bank Loan	0.000%	7/27/26	6,510	6,537
	Nokia Oyj	3.375%	6/12/22	30,715	31,214
	Nokia Oyj	4.375%	6/12/27	39,230	40,458
	Quebecor Media Inc.	5.750%	1/15/23	103,907	110,661
	Qwest Corp.	6.875%	9/15/33	25,162	25,036
3	Sinclair Television Group Inc.	5.625%	8/1/24	15,715	16,167
3	Sinclair Television Group Inc.	5.875%	3/15/26	90,410	93,800

8

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Sinclair Television Group Inc.	5.125%	2/15/27	57,340	57,340
3	Sirius XM Radio Inc.	3.875%	8/1/22	43,500	43,935
3	Sirius XM Radio Inc.	4.625%	7/15/24	44,975	46,099
	Sprint Capital Corp.	6.875%	11/15/28	99,215	109,136
	Sprint Capital Corp.	8.750%	3/15/32	33,969	42,206
3	Sprint Communications Inc.	7.000%	3/1/20	73,700	75,266
	Sprint Corp.	7.875%	9/15/23	280,264	312,144
	Sprint Corp.	7.125%	6/15/24	70,886	77,443
	Sprint Corp.	7.625%	2/15/25	53,661	59,564
	T-Mobile USA Inc.	5.375%	4/15/27	102,055	108,306
	Telecom Italia Capital SA	6.375%	11/15/33	12,326	12,911
	Telecom Italia Capital SA	6.000%	9/30/34	33,530	33,991
	Telecom Italia Capital SA	7.721%	6/4/38	42,725	49,401
3	Telecom Italia SpA	5.303%	5/30/24	6,555	6,924
3	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	110,200	112,142
	Time Warner Cable LLC	5.875%	11/15/40	2,050	2,254
	Time Warner Cable LLC	5.500%	9/1/41	40,846	43,228
3	Univision Communications Inc.	5.125%	5/15/23	17,900	17,766
3	Univision Communications Inc.	5.125%	2/15/25	160,720	156,501
3	UPCB Finance IV Ltd.	5.375%	1/15/25	80,000	82,000
2	Viacom Inc.	5.875%	2/28/57	82,651	86,065
2	Viacom Inc.	6.250%	2/28/57	33,146	34,851
	Videotron Ltd.	5.000%	7/15/22	111,654	116,818
3	Videotron Ltd.	5.375%	6/15/24	8,633	9,205
3	Virgin Media Finance plc	6.000%	10/15/24	58,255	60,440
3	Virgin Media Secured Finance plc	5.250%	1/15/26	92,210	94,285
3	Virgin Media Secured Finance plc	5.500%	8/15/26	10,225	10,685
3	Virgin Media Secured Finance plc	5.500%	5/15/29	72,780	74,418
3	VTR Finance BV	6.875%	1/15/24	79,760	82,352
3	WMG Acquisition Corp.	5.000%	8/1/23	26,706	27,274
3	WMG Acquisition Corp.	4.875%	11/1/24	72,596	74,411
3	WMG Acquisition Corp.	5.500%	4/15/26	85,786	88,789
3,6	WMG Acquisition Corp.	3.625%	10/15/26	7,030	8,337
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	107,300	110,117
3	Ziggo BV	5.500%	1/15/27	60,580	61,867

	Consumer Cyclical (11.7%)
3	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	131,714	134,842
3	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	115,010	117,454
3	Adient Global Holdings Ltd.	4.875%	8/15/26	149,047	114,021
3	Adient US LLC	7.000%	5/15/26	17,845	18,068
3	APX Group Inc.	8.875%	12/1/22	134,375	120,937
4,5	Bass Pro Group, LLC. Bank Loan, 3M USD LIBOR + 5.000%	7.234%	12/15/23	63,219	59,742
3	Caesars Resort Collection LLC / CRC Finco Inc.	5.250%	10/15/25	194,326	193,840
3	Cedar Fair LP	5.250%	7/15/29	31,623	32,651
	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp.	5.375%	6/1/24	15,675	16,106
	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Operations Inc.	5.375%	4/15/27	27,005	28,423
	Dana Holding Corp.	5.500%	12/15/24	34,460	34,891
	Delta Merger Sub Inc.	6.000%	9/15/26	58,115	62,764
3	FirstCash Inc.	5.375%	6/1/24	4,100	4,233

9

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	14,310	15,365
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	60,235	65,430
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	41,865	45,528
	Goodyear Tire & Rubber Co.	5.125%	11/15/23	8,000	8,100
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	52,202	52,071
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	112,833	107,050
3	GW Honos Security Corp.	8.750%	5/15/25	48,615	49,709
3	Hanesbrands Inc.	4.625%	5/15/24	24,270	25,150
3	Hanesbrands Inc.	4.875%	5/15/26	24,510	25,582
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	67,921	68,685
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	76,465	79,332
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.625%	4/1/25	105,130	107,758
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.875%	4/1/27	64,885	67,318
3	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.	6.750%	11/15/21	7,300	7,464
3	Jacobs Entertainment Inc.	7.875%	2/1/24	26,555	28,215
	KB Home	7.000%	12/15/21	7,810	8,396
	KB Home	7.500%	9/15/22	6,935	7,750
	KB Home	7.625%	5/15/23	41,775	46,684
3	KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC	5.000%	6/1/24	64,095	66,178
3	KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC	5.250%	6/1/26	29,156	30,286
3	KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC	4.750%	6/1/27	24,810	25,337
	L Brands Inc.	6.694%	1/15/27	38,191	38,096
	L Brands Inc.	5.250%	2/1/28	42,804	39,701
	Lennar Corp.	4.125%	1/15/22	40,495	41,356
	Lennar Corp.	4.875%	12/15/23	21,825	22,971
	Lennar Corp.	4.500%	4/30/24	78,475	81,520
	Lennar Corp.	5.875%	11/15/24	4,860	5,340
	Lennar Corp.	5.250%	6/1/26	9,460	10,063
	Lennar Corp.	5.000%	6/15/27	42,955	45,264
	Lennar Corp.	4.750%	11/29/27	44,610	46,840
3,6	LHMC Finco Sarl	6.250%	12/20/23	41,210	49,080
3	LHMC Finco Sarl	7.875%	12/20/23	66,800	70,641
3	Lithia Motors Inc.	5.250%	8/1/25	5,708	5,879
	Meritage Homes Corp.	5.125%	6/6/27	17,560	18,131
	MGM Resorts International	6.625%	12/15/21	33,997	36,802
	MGM Resorts International	6.000%	3/15/23	11,254	12,239
	MGM Resorts International	5.750%	6/15/25	50,000	54,000
	MGM Resorts International	5.500%	4/15/27	35,055	37,158
3	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	17,505	17,789
4,5	Panther BF Aggregator Bank Loan, 3M USD LIBOR + 3.500%	5.734%	4/30/26	35,875	35,853
3	Party City Holdings Inc.	6.125%	8/15/23	4,000	4,010
3	PetSmart Inc.	5.875%	6/1/25	41,731	41,314
	PulteGroup Inc.	5.500%	3/1/26	66,505	71,746
	PulteGroup Inc.	5.000%	1/15/27	4,315	4,542
	Service Corp. International	5.125%	6/1/29	20,495	21,597
	Service Corp. International	4.625%	12/15/27	13,735	14,061

10

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Toll Brothers Finance Corp.	5.875%	2/15/22	4,000	4,245
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	10,099
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	71,951
	William Lyon Homes Inc.	7.000%	8/15/22	2,972	2,972
	William Lyon Homes Inc.	5.875%	1/31/25	48,230	48,109
3	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	87,916	92,092
3	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	51,150	52,301

	Consumer Noncyclical (12.2%)
	Aramark Services Inc.	5.125%	1/15/24	51,465	52,945
3	Aramark Services Inc.	5.000%	4/1/25	54,020	56,181
	Aramark Services Inc.	4.750%	6/1/26	46,220	47,433
3	Aramark Services Inc.	5.000%	2/1/28	47,085	49,086
3	Avantor Inc.	6.000%	10/1/24	20,000	21,400
	B&G Foods Inc.	5.250%	4/1/25	38,900	38,803
3	Bausch Health Cos. Inc.	6.500%	3/15/22	21,490	22,242
3	Bausch Health Cos. Inc.	5.500%	3/1/23	2,066	2,084
3	Bausch Health Cos. Inc.	5.875%	5/15/23	13,955	14,112
3	Bausch Health Cos. Inc.	7.000%	3/15/24	38,315	40,374
3	Bausch Health Cos. Inc.	5.500%	11/1/25	71,675	74,542
3	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	21,855
3	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.	5.750%	3/1/25	69,800	70,236
3	Charles River Laboratories International Inc.	5.500%	4/1/26	14,000	14,840
	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	15,083
	CHS/Community Health Systems Inc.	6.875%	2/1/22	22,992	15,750
	CHS/Community Health Systems Inc.	6.250%	3/31/23	120,190	115,232
3	CHS/Community Health Systems Inc.	8.125%	6/30/24	37,651	28,709
3,6	Darling Global Finance BV	3.625%	5/15/26	12,945	15,161
3	Darling Ingredients Inc.	5.250%	4/15/27	7,305	7,615
3,6	Diamond BC BV	5.625%	8/15/25	101,750	87,641
3	Endo Dac / Endo Finance LLC / Endo Finco Inc.	6.000%	7/15/23	91,343	58,460
3	Endo Dac / Endo Finance LLC / Endo Finco Inc.	6.000%	2/1/25	64,855	38,913
	HCA Inc.	6.250%	2/15/21	32,130	33,656
	HCA Inc.	7.500%	2/15/22	14,845	16,441
	HCA Inc.	4.750%	5/1/23	27,500	29,287
	HCA Inc.	5.875%	5/1/23	54,945	60,165
	HCA Inc.	5.375%	2/1/25	66,825	72,589
	HCA Inc.	5.250%	4/15/25	45,000	49,556
	HCA Inc.	7.690%	6/15/25	4,510	5,299
	HCA Inc.	5.875%	2/15/26	110,595	123,037
	HCA Inc.	5.250%	6/15/26	31,895	35,124
	HCA Inc.	5.625%	9/1/28	12,585	13,875
	HCA Inc.	5.875%	2/1/29	13,700	15,275
3	Hologic Inc.	4.375%	10/15/25	5,000	5,081
3	Hologic Inc.	4.625%	2/1/28	18,855	19,350
3	IQVIA Inc.	4.875%	5/15/23	26,350	26,976
3	IQVIA Inc.	5.000%	5/15/27	51,620	53,685
3,6,7	IQVIA Inc.	2.250%	1/15/28	41,670	46,129
3	Kinetic Concepts Inc. / KCI USA Inc.	7.875%	2/15/21	45,728	46,757

11

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4,5	Lands’ End, Inc. Bank Loan, 3M USD LIBOR + 3.250%	5.491%	3/12/21	62,271	60,792
	Mattel Inc.	4.350%	10/1/20	8,422	8,538
	Mattel Inc.	2.350%	8/15/21	5,000	4,900
3	MPH Acquisition Holdings LLC	7.125%	6/1/24	53,485	52,081
3	Polaris Intermediate Corp.	8.500%	12/1/22	82,880	76,664
3	Post Holdings Inc.	5.500%	3/1/25	56,995	58,990
3	Post Holdings Inc.	5.000%	8/15/26	115,825	117,562
3	Post Holdings Inc.	5.750%	3/1/27	37,091	38,389
3	Post Holdings Inc.	5.625%	1/15/28	90,650	93,483
3	Quintiles IMS Inc.	5.000%	10/15/26	66,310	68,962
	Revlon Consumer Products Corp.	5.750%	2/15/21	19,165	17,728
	Revlon Consumer Products Corp.	6.250%	8/1/24	67,860	45,466
4,5	Revlon Consumer Products Corp. Bank Loan	6.022%	9/7/23	5,921	4,922
4,5	Revlon Consumer Products Corp. Bank Loan	6.022%	9/7/23	19,991	16,618
3	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	62,435	63,372
3	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	24,400	24,278
3	Syneos Health Inc. / inVentiv Health Inc. / inVentiv Health Clinical Inc.	7.500%	10/1/24	5,828	6,076
	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	42,832
	Tenet Healthcare Corp.	4.375%	10/1/21	106,480	108,476
	Tenet Healthcare Corp.	4.625%	7/15/24	9,660	9,829
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	13,080	11,772
	Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	10,000	9,387
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	87,800	68,484
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	87,505	77,879
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	10,000	6,650
3	TreeHouse Foods Inc.	6.000%	2/15/24	70,000	72,450
3	Valeant Pharmaceuticals International Inc.	9.250%	4/1/26	17,325	19,361
3	Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	26,760	29,904
3	Valeant Pharmaceuticals International Inc.	8.500%	1/31/27	48,400	53,361
3	VRX Escrow Corp.	6.125%	4/15/25	154,710	158,191
3	West Street Merger Sub Inc.	6.375%	9/1/25	133,245	122,252

	Energy (10.8%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	46,910	49,783
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	21,659	22,796
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	46,910	49,725
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	59,170	62,128
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.250%	1/15/25	51,601	54,439
	Antero Resources Corp.	5.125%	12/1/22	54,150	51,442
3	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.125%	11/15/22	12,000	12,000
3	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	3,125	3,121
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	20,612	23,446
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	26,905	29,595
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	43,385	47,181
	Chesapeake Energy Corp.	7.500%	10/1/26	31,450	24,610

12

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chesapeake Energy Corp.	8.000%	6/15/27	100,395	79,312
3	DCP Midstream Operating LP	4.750%	9/30/21	26,924	27,597
	DCP Midstream Operating LP	4.950%	4/1/22	45,799	47,287
	DCP Midstream Operating LP	3.875%	3/15/23	26,988	27,258
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	25,147
	Diamondback Energy Inc.	4.750%	11/1/24	5,895	6,057
	Diamondback Energy Inc.	5.375%	5/31/25	37,860	39,753
	Energy Transfer Operating LP	4.250%	3/15/23	84,735	88,249
	Energy Transfer Operating LP	5.875%	1/15/24	57,741	64,057
	Energy Transfer Operating LP	5.500%	6/1/27	106,236	118,898
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	82,009	71,758
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	16,317	14,196
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	26,720	23,113
	Laredo Petroleum Inc.	5.625%	1/15/22	69,522	64,308
	Laredo Petroleum Inc.	6.250%	3/15/23	90,158	80,241
	Matador Resources Co.	5.875%	9/15/26	105,470	103,888
3	MEG Energy Corp.	6.375%	1/30/23	30,650	29,194
3	MEG Energy Corp.	7.000%	3/31/24	37,348	35,574
3	MEG Energy Corp.	6.500%	1/15/25	97,700	97,456
3	NGPL PipeCo LLC	4.375%	8/15/22	13,995	14,555
3	NGPL PipeCo LLC	4.875%	8/15/27	16,650	17,607
3	Noble Holding International Ltd.	7.875%	2/1/26	15,185	13,002
3	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	47,585	48,180
3	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	6,810	6,861
	QEP Resources Inc.	6.800%	3/1/20	7,370	7,444
	QEP Resources Inc.	5.375%	10/1/22	42,485	39,511
	QEP Resources Inc.	5.250%	5/1/23	42,925	39,169
3	Rockies Express Pipeline LLC	7.500%	7/15/38	38,048	42,947
3	Rockies Express Pipeline LLC	6.875%	4/15/40	13,880	15,251
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	41,960	47,729
	SM Energy Co.	6.125%	11/15/22	30,015	29,040
	SM Energy Co.	5.000%	1/15/24	69,110	62,890
	SM Energy Co.	5.625%	6/1/25	54,040	46,745
	SM Energy Co.	6.750%	9/15/26	17,855	15,936
	SM Energy Co.	6.625%	1/15/27	9,500	8,217
3	Southern Star Central Corp.	5.125%	7/15/22	14,790	14,864
	Southwestern Energy Co.	6.200%	1/23/25	15,232	13,176
	Sunoco LP / Sunoco Finance Corp.	4.875%	1/15/23	45,000	45,956
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	72,984	75,721
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	67,410	70,949
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	16,180	16,787
3	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	4.750%	10/1/23	44,495	45,107
3	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	9/15/24	16,790	17,042
3	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/28	59,770	59,322
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.125%	2/1/25	6,340	6,522
3	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	37,470	41,311
2,3	Transocean Guardian Ltd.	5.875%	1/15/24	52,040	52,951
2,3	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	22,523	23,930
2,3	Transocean Pontus Ltd.	6.125%	8/1/25	44,588	46,037

13

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Transocean Proteus Ltd.	6.250%	12/1/24	25,944	26,949
3	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.	8.750%	4/15/23	62,530	36,893
	Whiting Petroleum Corp.	6.625%	1/15/26	106,234	99,063
	WPX Energy Inc.	6.000%	1/15/22	24,648	25,449
	WPX Energy Inc.	5.250%	9/15/24	112,100	112,380
	WPX Energy Inc.	5.750%	6/1/26	11,975	12,244

	Other Industrial (0.6%)
3	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	104,430	91,115
4,5	Core & Main LP Bank Loan, 3M USD LIBOR + 3.000%	5.086%	8/1/24	1,641	1,639
4,5	Core & Main LP Bank Loan, 3M USD LIBOR + 3.000%	5.270%	8/1/24	3,646	3,642
4,5	Core & Main LP Bank Loan, 3M USD LIBOR + 3.000%	5.270%	8/1/24	4,075	4,070
3	KAR Auction Services Inc.	5.125%	6/1/25	66,123	68,107

	Technology (8.8%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	56,315	57,441
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	88,747	89,856
	CDK Global Inc.	5.000%	10/15/24	3,800	4,014
	CDK Global Inc.	5.875%	6/15/26	29,700	31,556
	CDK Global Inc.	4.875%	6/1/27	21,230	21,973
3	CDK Global Inc.	5.250%	5/15/29	25,050	25,927
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	31,905	32,384
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	20,655	22,359
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	31,255	32,583
4,5	Dun & Bradstreet Corp. Bank Loan, 3M USD LIBOR + 5.000%	7.181%	2/6/26	49,705	49,933
3	Dun & Bradstreet Corp.	6.875%	8/15/26	10,000	10,650
4,5,7	Dun & Bradstreet Corp. Bank Loan, 3M USD LIBOR + 5.000%	7.181%	2/8/26	58,640	58,909
6	Equinix Inc.	2.875%	2/1/26	102,180	117,994
	Equinix Inc.	5.375%	5/15/27	47,030	50,498
3	First Data Corp.	5.375%	8/15/23	73,250	75,081
3	First Data Corp.	5.000%	1/15/24	48,800	49,959
3	First Data Corp.	5.750%	1/15/24	131,820	135,445
4,5	Grizzly Acquisitions Inc. Bank Loan	5.570%	10/1/25	23,522	23,540
	Infor US Inc.	6.500%	5/15/22	97,200	98,537
3	Iron Mountain Inc.	4.375%	6/1/21	6,300	6,339
	Iron Mountain Inc.	5.750%	8/15/24	28,364	28,506
3	Iron Mountain Inc.	4.875%	9/15/27	28,670	28,527
4,5	Messer Industries Bank Loan, 3M USD LIBOR + 2.500%	4.830%	3/1/26	23,616	23,508
4,5	Microchip Technology Inc. Bank Loan, 3M USD LIBOR + 2.000%	4.240%	5/24/25	20,725	20,705
3	MSCI Inc.	5.250%	11/15/24	23,975	24,664
3	MSCI Inc.	5.750%	8/15/25	62,816	65,329
3	MSCI Inc.	4.750%	8/1/26	10,330	10,743
3	MSCI Inc.	5.375%	5/15/27	28,181	29,872
	NCR Corp.	4.625%	2/15/21	47,305	47,364
	Nokia Oyj	6.625%	5/15/39	117,400	130,021
3	Open Text Corp.	5.625%	1/15/23	34,905	35,690

14

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Open Text Corp.	5.875%	6/1/26	81,555	86,958
	Pitney Bowes Inc.	4.950%	4/1/23	75,805	71,446
	Pitney Bowes Inc.	4.625%	3/15/24	1,940	1,751
	Qorvo Inc.	5.500%	7/15/26	45,125	47,607
3	Sensata Technologies BV	4.875%	10/15/23	10,000	10,400
3	Sensata Technologies BV	5.625%	11/1/24	19,290	20,761
3	Sensata Technologies BV	5.000%	10/1/25	52,750	55,453
3	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	52,687
4,5	SS&C Technologies Holdings Inc. Bank Loan, 3M USD LIBOR + 2.250%	4.484%	4/16/25	18,880	18,869
4,5	SS&C Technologies Holdings Inc. Bank Loan, 3M USD LIBOR + 2.250%	4.484%	4/16/25	21,378	21,358
4,5	SS&C Technologies Holdings Inc. Bank Loan, 3M USD LIBOR + 2.250%	4.484%	4/16/25	31,399	31,370
3	SS&C Technologies Inc.	5.500%	9/30/27	120,305	125,117
3	Symantec Corp.	5.000%	4/15/25	76,296	77,590
	Western Digital Corp.	4.750%	2/15/26	78,703	77,916
3,8	Worldpay LLC / Vantiv Issuer Corp.	3.875%	11/15/25	43,820	55,776
	Xerox Corp.	2.800%	5/15/20	11,685	11,583
	Xerox Corp.	4.125%	3/15/23	25,100	25,238
	Xerox Corp.	4.800%	3/1/35	9,755	8,494
	Xerox Corp.	6.750%	12/15/39	5,000	5,025

Transportation (0.2%)
	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	5.500%	4/1/23	24,054	24,505
3	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	6.375%	4/1/24	24,490	25,592
					20,092,536
Utilities (1.0%)
	Electric (1.0%)
	AES Corp.	4.000%	3/15/21	20,000	20,350
	AES Corp.	4.500%	3/15/23	59,805	61,450
	AES Corp.	4.875%	5/15/23	25,000	25,406
	AES Corp.	5.500%	4/15/25	5,475	5,680
	AES Corp.	6.000%	5/15/26	920	980
	AES Corp.	5.125%	9/1/27	58,610	61,980
3	NextEra Energy Operating Partners LP	4.250%	7/15/24	34,345	34,860
3	NextEra Energy Operating Partners LP	4.250%	9/15/24	22,350	22,629
3	NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	24,246
					257,581
Total Corporate Bonds (Cost $22,974,055)					23,217,776
Sovereign Bonds (0.5%)
3	DAE Funding LLC	4.000%	8/1/20	7,170	7,215
3	DAE Funding LLC	5.250%	11/15/21	11,650	12,145
3	DAE Funding LLC	4.500%	8/1/22	48,368	49,214
3	DAE Funding LLC	5.000%	8/1/24	54,574	57,303
Total Sovereign Bonds (Cost $123,525)					125,877

15

High-Yield Corporate Fund

				Market
				Value•
	Coupon		Shares	($000)
Preferred Stocks (0.5%)
GMAC Capital Trust I Pfd. (Cost $123,777)	8.099%		4,743,200	124,936
Common Stocks (0.2%)
Utilities (0.2%)
§ Homer City Generation LP (Cost $41,520)			2,020,431	41,520

			Face
		Maturity	Amount
		Date	($000)
Temporary Cash Investments (3.6%)
Repurchase Agreements (3.6%)
Bank of America Securities, LLC (Dated 7/31/19, Repurchase Value $153,711,000, collateralized by Federal Home Loan Mortgage Corp. 3.500%, 6/1/49, and Federal National Mortgage Assn. 4.000%, 6/1/48, with a value of $156,774,000)	2.560%	8/1/19	153,700	153,700
JP Morgan Securities LLC (Dated 7/31/19, Repurchase Value $272,719,000, collateralized by U.S. Treasury Bill/Note/Bond 0.000%–3.125%, 9/12/19–5/15/48, with a value of $278,154,000)	2.540%	8/1/19	272,700	272,700
RBC Capital Markets LLC (Dated 7/31/19, Repurchase Value $372,226,000, collateralized by Federal Home Loan Mortgage Corp. 3.500%–4.500%, 6/1/47–3/1/49, and Federal National Mortgage Assn. 3.000%–4.500%, 11/1/32–6/1/51, with a value of $379,644,000)	2.540%	8/1/19	372,200	372,200
TD Securities (USA) LLC (Dated 7/31/19, Repurchase Value $126,809,000, collateralized by Federal Home Loan Mortgage Corp. 4.000%, 3/1/47, and Federal National Mortgage Assn. 3.500%, 5/1/49, with a value of $129,336,000)	2.550%	8/1/19	126,800	126,800
Total Temporary Cash Investments (Cost $925,400)				925,400
Total Investments (99.5%) (Cost $25,183,409)				25,431,759

16

High-Yield Corporate Fund

Amount
($000)
Other Assets and Liabilities (0.5%)
Other Assets
Investment in Vanguard	1,196
Receivables for Investment Securities Sold	108,206
Receivables for Accrued Income	334,608
Receivables for Capital Shares Issued	63,740
Variation Margin Receivable—CC Swaps Contracts	51
Unrealized Appreciation—Forward Currency Contracts	4,121
Other Assets	2,877
Total Other Assets	514,799
Liabilities
Payables for Investment Securities Purchased	(329,405)
Payables for Capital Shares Redeemed	(21,970)
Payables to Investment Advisor	(1,818)
Payables for Distributions	(28,571)
Payables to Vanguard	(13,594)
Other Liabilities	(392)
Total Liabilities	(395,750)
Net Assets (100%)	25,550,808

At July 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	25,602,316
Total Distributable Earnings (Loss)	(51,508)
Net Assets	25,550,808

Investor Shares—Net Assets
Applicable to 664,644,370 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,897,365
Net Asset Value Per Share—Investor Shares	$5.86

17

High-Yield Corporate Fund

Amount
($000)
Admiral Shares–Net Assets
Applicable to 3,692,710,108 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,653,443
Net Asset Value Per Share–Admiral Shares	$5.86

•    See Note A in Notes to Financial Statements.

§   Security value determined using significant unobservable inputs.

1   Securities with a value of $9,978,000 have been segregated as collateral for open cleared swap contracts.

2   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $10,500,338,000, representing 41.1% of net assets.

4   Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At July 31, 2019, the aggregate value of these securities was $698,981,000, representing 2.7% of net assets.

5   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6   Face amount denominated in euro.

7   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2019.

8   Face amount denominated in British pounds.

CC—Centrally Cleared.

LIBOR—London Interbank Offered Rate.

18

High-Yield Corporate Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs International	8/30/19	USD	203,737	EUR	182,409	1,294	—
J.P. Morgan Securities LLC	8/30/19	USD	203,505	EUR	182,409	1,062	—
J.P. Morgan Securities LLC	8/30/19	USD	62,119	GBP	49,746	1,528	—
UBS AG	8/30/19	USD	46,483	EUR	41,670	237	—
						4,121	—

EUR—euro.

GBP—British pound.

USD—U.S. dollar.

Centrally Cleared Credit Default Swaps

				Periodic
				Premium			Unrealized
				Received			Appreciation
	Termination	Notional Amount		(Paid)		Value	(Depreciation)
Reference Entity	Date	(000)		(%)	1	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S32-V1	6/20/24	USD	173,230	5.000		13,522	3,794

1 Periodic premium received/paid quarterly.

USD—U.S. dollar.

At July 31, 2019, counterparties had deposited in segregated accounts securities with a value of $13,191,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

19

High-Yield Corporate Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends	5,029
Interest	675,642
Total Income	680,671
Expenses
Investment Advisory Fees—Note B	3,568
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,469
Management and Administrative—Admiral Shares	9,395
Marketing and Distribution—Investor Shares	200
Marketing and Distribution—Admiral Shares	515
Custodian Fees	111
Shareholders’ Reports—Investor Shares	37
Shareholders’ Reports—Admiral Shares	86
Trustees’ Fees and Expenses	13
Total Expenses	17,394
Net Investment Income	663,277
Realized Net Gain (Loss)
Investment Securities Sold	(65,584)
Swap Contracts	6,280
Forward Currency Contracts	17,506
Foreign Currencies	(214)
Realized Net Gain (Loss)	(42,012)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	840,105
Swap Contracts	4,096
Forward Currency Contracts	8,240
Foreign Currencies	36
Change in Unrealized Appreciation (Depreciation)	852,477
Net Increase (Decrease) in Net Assets Resulting from Operations	1,473,742

See accompanying Notes, which are an integral part of the Financial Statements.

20

High-Yield Corporate Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	663,277	1,322,249
Realized Net Gain (Loss)	(42,012)	151,778
Change in Unrealized Appreciation (Depreciation)	852,477	(1,137,081)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,473,742	336,946
Distributions
Net Investment Income
Investor Shares	(101,432)	(215,874)
Admiral Shares	(564,684)	(1,147,877)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(666,116)	(1,363,751)
Capital Share Transactions
Investor Shares	215,619	(421,201)
Admiral Shares	1,685,331	(576,699)
Net Increase (Decrease) from Capital Share Transactions	1,900,950	(997,900)
Total Increase (Decrease)	2,708,576	(2,024,705)
Net Assets
Beginning of Period	22,842,232	24,866,937
End of Period	25,550,808	22,842,232

See accompanying Notes, which are an integral part of the Financial Statements.

21

High-Yield Corporate Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$5.67	$5.91	$5.86	$5.46	$5.98	$6.04
Investment Operations
Net Investment Income	.156[1]	.317[1]	.309[1]	.315	.327	.331
Net Realized and Unrealized Gain (Loss) on Investments	.191	(.230)	.048	.404	(.495)	(.059)
Total from Investment Operations	.347	.087	.357	.719	(.168)	.272
Distributions
Dividends from Net Investment Income	(.157)	(.327)	(.307)	(.317)	(.323)	(.332)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.029)	—
Total Distributions	(.157)	(.327)	(.307)	(.319)	(.352)	(.332)
Net Asset Value, End of Period	$5.86	$5.67	$5.91	$5.86	$5.46	$5.98

Total Return[2]	6.19%	1.61%	6.19%	13.43%	-2.99%	4.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,897	$3,557	$4,146	$4,064	$3,604	$4,176
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	5.45%	5.55%	5.20%	5.48%	5.61%	5.46%
Portfolio Turnover Rate	26%	21%	27%	26%	34%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

22

High-Yield Corporate Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$5.67	$5.91	$5.86	$5.46	$5.98	$6.04
Investment Operations
Net Investment Income	.159[1]	.323[1]	.314[1]	.320	.333	.337
Net Realized and Unrealized Gain (Loss) on Investments	.191	(.230)	.049	.404	(.495)	(.059)
Total from Investment Operations	.350	.093	.363	.724	(.162)	.278
Distributions
Dividends from Net Investment Income	(.160)	(.333)	(.313)	(.322)	(.329)	(.338)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.029)	—
Total Distributions	(.160)	(.333)	(.313)	(.324)	(.358)	(.338)
Net Asset Value, End of Period	$5.86	$5.67	$5.91	$5.86	$5.46	$5.98

Total Return[2]	6.24%	1.71%	6.29%	13.54%	-2.90%	4.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,653	$19,285	$20,721	$17,718	$13,183	$12,879
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	5.55%	5.65%	5.30%	5.58%	5.71%	5.56%
Portfolio Turnover Rate	26%	21%	27%	26%	34%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

23

High-Yield Corporate Fund

Notes to Financial Statements

Vanguard High-Yield Corporate Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency

24

High-Yield Corporate Fund

contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended July 31, 2019, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount

25

High-Yield Corporate Fund

determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2019, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.

5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements

26

High-Yield Corporate Fund

with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2019, the investment advisory fee represented an effective annual rate of 0.03% of the fund’s average net assets.

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High-Yield Corporate Fund

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,196,000, representing 0.00% of the fund’s net assets and 0.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	996,250	—
Corporate Bonds	—	23,217,776	—
Sovereign Bonds	—	125,877	—
Preferred Stocks	—	124,936	—
Common Stocks	—	—	41,520
Temporary Cash Investments	—	925,400	—
Forward Currency Contracts—Assets	—	4,121	—
Swap Contracts—Assets[1]	51	—	—
Total	51	25,394,360	41,520

1 Represents variation margin on the last day of the reporting period.

28

High-Yield Corporate Fund

E. At July 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Currency	Credit
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—CC Swap Contracts	—	51	51
Unrealized Appreciation—Forward Currency Contracts	4,121	—	4,121
Total Assets	4,121	51	4,172

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2019, were:

	Currency	Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Swap Contracts	—	6,280	6,280
Forward Currency Contracts	17,506	—	17,506
Realized Net Gain (Loss) on Derivatives	17,506	6,280	23,786

Change in Unrealized Appreciation (Depreciation) on Derivatives
Swap Contracts	—	4,096	4,096
Forward Currency Contracts	8,240	—	8,240
Change in Unrealized Appreciation (Depreciation) on Derivatives	8,240	4,096	12,336

F. As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	25,165,030
Gross Unrealized Appreciation	751,756
Gross Unrealized Depreciation	(477,112)
Net Unrealized Appreciation (Depreciation)	274,644

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $301,724,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

29

High-Yield Corporate Fund

G. During the six months ended July 31, 2019, the fund purchased $3,562,455,000 of investment securities and sold $2,626,965,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $247,686,000 and $250,000,000, respectively.

H. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	580,698	100,350	679,181	118,997
Issued in Lieu of Cash Distributions	85,722	14,797	181,417	31,875
Redeemed	(450,801)	(77,971)	(1,281,799)	(224,647)
Net Increase (Decrease)—Investor Shares	215,619	37,176	(421,201)	(73,775)
Admiral Shares
Issued	2,969,036	512,877	3,993,184	701,012
Issued in Lieu of Cash Distributions	411,852	71,089	857,979	150,769
Redeemed	(1,695,557)	(293,477)	(5,427,862)	(954,321)
Net Increase (Decrease)—Admiral Shares	1,685,331	290,489	(576,699)	(102,540)

I. Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

30

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard High-Yield Corporate Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of an experienced team of fixed income research analysts who conduct detailed credit analysis. The advisor focuses on higher-quality high-yield bonds, as it expects these higher-quality issues to offer a more favorable risk/reward tradeoff over the long-term. The team’s credit analysis seeks to identify companies whose fundamentals are stable or improving and whose securities offer an attractive yield. The firm has managed the High-Yield Corporate Fund since its inception.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

31

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

32

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q292 092019

Semiannual Report | July 31, 2019 Vanguard Real Estate Index Funds

Vanguard Real Estate Index Fund Vanguard Real Estate II Index Fund See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Real Estate Index Fund	3
Real Estate II Index Fund	24
Trustees Approve Advisory Arrangements	38

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2019
	Beginning Account Value 1/31/2019	Ending Account Value 7/31/2019	Expenses Paid During Period
Based on Actual Fund Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,083.85	$1.34
ETF Shares	1,000.00	1,084.46	0.62
Admiral™ Shares	1,000.00	1,084.75	0.62
Institutional Shares	1,000.00	1,085.36	0.52
Real Estate II Index Fund	$1,000.00	$1,085.17	$0.41
Based on Hypothetical 5% Yearly Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
ETF Shares	1,000.00	1,024.20	0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.30	0.50
Real Estate II Index Fund	$1,000.00	$1,024.40	$0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Real Estate Index Fund, 0.26% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.10% for Institutional Shares; and for the Real Estate II Index Fund, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Real Estate Index Fund

Sector Diversification

As of July 31, 2019

Diversified Real Estate Activities	0.2%
Diversified REITs	5.0
Health Care REITs	9.6
Hotel & Resort REITs	4.3
Industrial REITs	7.9
Office REITs	9.5
Real Estate Development	0.5
Real Estate Operating Companies	0.3
Real Estate Services	2.6
Residential REITs	14.5
Retail REITs	12.7
Specialized REITs	32.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Real Estate Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Equity Real Estate Investment Trusts (REITs) (96.5%)[1]
Diversified REITs (4.4%)
	WP Carey Inc.	8,076,340	698,926
	VEREIT Inc.	42,650,536	388,973
	Liberty Property Trust	7,192,610	376,173
	STORE Capital Corp.	9,825,560	336,132
	PS Business Parks Inc.	998,943	174,815
	Colony Capital Inc.	22,633,317	127,878
	American Assets Trust Inc.	2,375,088	110,204
	Washington REIT	3,882,478	104,633
	Lexington Realty Trust	10,273,323	101,398
	Empire State Realty Trust Inc.	7,227,481	101,257
	Global Net Lease Inc.	4,080,416	79,650
	Alexander & Baldwin Inc.	3,334,227	78,388
	Essential Properties Realty Trust Inc.	3,544,555	74,861
^,2	iStar Inc.	3,321,252	43,841
	Armada Hoffler Properties Inc.	2,445,099	41,396
	Gladstone Commercial Corp.	1,428,524	30,370
	One Liberty Properties Inc.	705,620	20,223
§,2	Winthrop Realty Trust	1,892,511	2,061
			2,891,179
Health Care REITs (8.5%)
	Welltower Inc.	18,786,007	1,561,493
	Ventas Inc.	17,318,529	1,165,364
	HCP Inc.	23,229,699	741,724
^,2	Omega Healthcare Investors Inc.	10,426,328	378,476
	Medical Properties Trust Inc.	21,367,681	373,934
	Healthcare Trust of America Inc. Class A	9,984,063	268,871
	Healthcare Realty Trust Inc.	6,090,134	194,762
	Sabra Health Care REIT Inc.	8,669,770	178,944
	National Health Investors Inc.	2,076,487	164,832
	Physicians Realty Trust	8,872,353	152,693
	CareTrust REIT Inc.	4,324,134	100,450
	Senior Housing Properties Trust	11,567,136	94,851
	LTC Properties Inc.	1,926,342	88,785
	Universal Health Realty Income Trust	636,984	58,704
	Community Healthcare Trust Inc.	872,598	35,855
	New Senior Investment Group Inc.	3,998,156	28,507
			5,588,245
Hotel & Resort REITs (3.8%)
	Host Hotels & Resorts Inc.	36,000,073	626,041
	Park Hotels & Resorts Inc.	9,800,601	258,834
	Hospitality Properties Trust	8,003,698	197,771
	Ryman Hospitality Properties Inc.	2,371,391	177,854
	Pebblebrook Hotel Trust	6,337,894	177,398
	Apple Hospitality REIT Inc.	10,343,398	162,495
	RLJ Lodging Trust	8,530,235	147,402
	Sunstone Hotel Investors Inc.	11,110,234	146,766
	MGM Growth Properties LLC Class A	4,401,260	131,422
	Xenia Hotels & Resorts Inc.	5,485,172	117,547
	DiamondRock Hospitality Co.	9,790,534	98,591
	Chesapeake Lodging Trust	2,957,931	81,254

4

Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Summit Hotel Properties Inc.	5,092,980	56,583
	Chatham Lodging Trust	2,261,507	40,391
	Hersha Hospitality Trust Class A	1,806,660	28,220
	CorePoint Lodging Inc.	2,028,036	23,789
	Ashford Hospitality Trust Inc.	4,655,349	12,616
	Braemar Hotels & Resorts Inc.	1,356,053	12,367
			2,497,341
Industrial REITs (7.0%)
	Prologis Inc.	30,648,038	2,470,538
	Duke Realty Corp.	17,466,091	582,145
	Americold Realty Trust	8,502,022	285,073
	First Industrial Realty Trust Inc.	6,160,666	235,276
	EastGroup Properties Inc.	1,775,071	213,861
	Rexford Industrial Realty Inc.	4,709,131	194,958
	STAG Industrial Inc.	5,475,783	162,740
	Terreno Realty Corp.	2,971,540	145,189
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,014,089	82,737
	Industrial Logistics Properties Trust	3,160,100	67,563
	Monmouth Real Estate Investment Corp.	4,280,734	59,031
^	Innovative Industrial Properties Inc.	538,761	56,931
			4,556,042
Office REITs (8.4%)
	Boston Properties Inc.	7,510,409	998,509
	Alexandria Real Estate Equities Inc.	5,480,314	802,099
	Vornado Realty Trust	8,338,012	536,301
	Kilroy Realty Corp.	4,910,298	390,172
	SL Green Realty Corp.	4,071,026	330,079
	Douglas Emmett Inc.	7,864,302	321,021
	Hudson Pacific Properties Inc.	7,508,011	265,033
	Cousins Properties Inc.	7,066,176	248,588
	Highwoods Properties Inc.	5,035,773	228,271
	JBG SMITH Properties	5,659,458	221,454
	Equity Commonwealth	5,911,058	198,493
	Corporate Office Properties Trust	5,357,757	149,588
	Piedmont Office Realty Trust Inc. Class A	6,103,266	127,009
	Brandywine Realty Trust	8,544,465	126,031
	Paramount Group Inc.	9,072,228	125,469
	Columbia Property Trust Inc.	5,679,466	124,551
	Mack-Cali Realty Corp.	4,390,697	104,411
	Office Properties Income Trust	2,339,791	65,912
	Easterly Government Properties Inc.	2,959,622	55,848
	Franklin Street Properties Corp.	5,225,571	42,118
	NorthStar Realty Europe Corp.	1,937,340	32,935
	City Office REIT Inc.	1,923,262	23,810
^,§,*	New York REIT Liquidating LLC	1,208	16
			5,517,718
Other (11.1%)[3]
4,5	Vanguard Real Estate II Index Fund	339,138,157	7,290,230

Residential REITs (12.9%)
	Equity Residential	17,987,829	1,419,060
	AvalonBay Communities Inc.	6,734,719	1,406,142
	Essex Property Trust Inc.	3,194,307	965,383
	Mid-America Apartment Communities Inc.	5,537,788	652,573
	UDR Inc.	13,401,971	617,295
	Invitation Homes Inc.	21,661,572	595,043
	Sun Communities Inc.	4,199,191	557,695
	Equity LifeStyle Properties Inc.	4,153,730	516,101
	Camden Property Trust	4,698,783	487,311
	Apartment Investment & Management Co.	7,175,692	355,484
	American Homes 4 Rent Class A	12,959,003	313,738
	American Campus Communities Inc.	6,662,009	311,449
	Independence Realty Trust Inc.	4,335,584	53,544
	NexPoint Residential Trust Inc.	915,449	39,511
	Investors Real Estate Trust	571,138	36,410
	Front Yard Residential Corp.	2,477,537	29,755
	Preferred Apartment Communities Inc. Class A	2,027,221	29,374
	UMH Properties Inc.	1,645,175	21,634
			8,407,502

5

Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Retail REITs (11.3%)
	Simon Property Group Inc.	15,022,321	2,436,621
	Realty Income Corp.	14,771,046	1,022,304
	Regency Centers Corp.	7,726,323	515,346
	Federal Realty Investment Trust	3,356,672	443,114
^	National Retail Properties Inc.	7,858,834	410,546
	Kimco Realty Corp.	20,484,975	393,516
	Brixmor Property Group Inc.	14,522,595	275,639
	Spirit Realty Capital Inc.	4,186,906	184,726
	Macerich Co.	5,490,836	181,472
	Weingarten Realty Investors	5,924,892	165,364
	Retail Properties of America Inc.	10,374,442	126,153
	Agree Realty Corp.	1,824,602	121,975
	Taubman Centers Inc.	2,973,898	120,502
	Acadia Realty Trust	3,962,740	111,234
	SITE Centers Corp.	7,025,366	100,111
	Urban Edge Properties	5,551,221	92,872
	Retail Opportunity Investments Corp.	5,005,848	90,806
^	Tanger Factory Outlet Centers Inc.	4,562,291	72,449
	Kite Realty Group Trust	4,084,621	64,986
^	Seritage Growth Properties Class A	1,351,531	56,453
^	American Finance Trust Inc.	4,386,989	51,372
	Getty Realty Corp.	1,687,637	50,595
	RPT Realty	3,898,003	47,751
	Alexander’s Inc.	111,740	41,847
	Saul Centers Inc.	663,021	36,327
^	Washington Prime Group Inc.	9,055,755	32,872
	Urstadt Biddle Properties Inc. Class A	1,451,993	31,349
	Retail Value Inc.	715,903	26,947
	Whitestone REIT	1,749,123	22,301
^	Pennsylvania REIT	3,279,069	19,609
	Spirit MTA REIT	2,088,709	17,566
	Cedar Realty Trust Inc.	4,309,424	11,980
	Urstadt Biddle Properties Inc.	24,039	401
			7,377,106
Specialized REITs (29.1%)
	American Tower Corp.	21,449,426	4,539,128
	Crown Castle International Corp.	20,205,905	2,692,639
	Equinix Inc.	3,924,831	1,970,658
	Public Storage	7,636,440	1,853,822
*	SBA Communications Corp. Class A	5,466,727	1,341,590
	Digital Realty Trust Inc.	9,870,682	1,128,811
	Weyerhaeuser Co.	36,295,130	922,259
	Extra Space Storage Inc.	6,190,026	695,697
	Iron Mountain Inc.	13,919,793	409,381
	Gaming and Leisure Properties Inc.	9,911,916	373,778
	VICI Properties Inc.	16,675,066	355,846
	Lamar Advertising Co. Class A	4,140,913	335,083
	CubeSmart	9,098,936	308,909
	CyrusOne Inc.	5,263,259	302,111
	EPR Properties	3,614,306	269,013
	Life Storage Inc.	2,266,673	220,978
	CoreSite Realty Corp.	1,784,585	187,042
	Outfront Media Inc.	6,840,808	185,933
	Rayonier Inc.	6,300,481	182,966
	QTS Realty Trust Inc. Class A	2,677,041	123,893
	PotlatchDeltic Corp.	3,301,907	121,576
	GEO Group Inc.	5,871,227	104,567
	CoreCivic Inc.	5,772,806	97,965
	Four Corners Property Trust Inc.	3,320,671	89,459
	National Storage Affiliates Trust	2,753,891	83,415
^	Uniti Group Inc.	8,700,163	73,255
^	CorEnergy Infrastructure Trust Inc.	621,357	25,146
	CatchMark Timber Trust Inc. Class A	2,399,707	24,381
	Jernigan Capital Inc.	991,674	19,675
	Farmland Partners Inc.	672	4
			19,038,980
Total Equity Real Estate Investment Trusts (REITs) (Cost $53,728,395)			63,164,343
Real Estate Management & Development (3.2%)[1]
Diversified Real Estate Activities (0.2%)
	RMR Group Inc. Class A	739,762	36,426
*	St. Joe Co.	1,754,656	33,760
*	Tejon Ranch Co.	1,072,792	19,879
*	Five Point Holdings LLC Class A	2,421,390	18,911
			108,976
Real Estate Development (0.4%)
*	Howard Hughes Corp.	1,985,395	268,028
*	Forestar Group Inc.	508,989	10,516
			278,544

6

Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	6,265,093	134,825
*	FRP Holdings Inc.	342,358	16,974
			151,799
	Real Estate Services (2.4%)
*	CBRE Group Inc. Class A	15,745,166	834,651
	Jones Lang LaSalle Inc.	2,503,787	364,777
*	Cushman & Wakefield plc	4,745,611	94,153
^,*	Redfin Corp.	3,521,839	63,534
	Newmark Group Inc. Class A	6,410,974	63,212
*	Marcus & Millichap Inc.	1,130,770	37,542
^	Realogy Holdings Corp.	5,516,403	28,741
	RE/MAX Holdings Inc. Class A	861,876	25,063
^,*	eXp World Holdings Inc.	849,789	8,982
^,*	Altisource Portfolio Solutions SA	342,399	7,190
			1,527,845
	Total Real Estate Management & Development (Cost $1,998,148)		2,067,164
	Temporary Cash Investment (1.2%)[1]
	Money Market Fund (1.2%)
6,7	Vanguard Market Liquidity Fund, 2.386% (Cost $802,937)	8,029,031	802,983
	Total Investments (100.9%) (Cost $56,529,480)		66,034,490
	Other Assets and Liabilities (-0.9%)
	Other Assets[8]		87,766
	Liabilities[7]		(673,203)
			(585,437)
	Net Assets (100%)		65,449,053

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	57,516,899
Affiliated Issuers	1,227,361
Vanguard Real Estate II Index Fund	7,290,230
Total Investments in Securities	66,034,490
Investment in Vanguard	3,066
Receivables for Investment Securities Sold	12,559
Receivables for Accrued Income	29,993
Receivables for Capital Shares Issued	40,373
Unrealized Appreciation—OTC Swap Contracts	575
Collateral for OTC Swap Contracts	1,200
Total Assets	66,122,256
Liabilities
Payables for Investment Securities Purchased	(33,123)
Collateral for Securities on Loan	(590,991)
Payables for Capital Shares Redeemed	(21,958)
Payables to Vanguard	(18,553)
Unrealized Depreciation—OTC Swap Contracts	(2,722)
Other Liabilities	(5,856)
Total Liabilities	(673,203)
Net Assets (100%)	65,449,053

7

Real Estate Index Fund

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	57,722,611
Total Distributable Earnings (Loss)	7,726,442
Net Assets	65,449,053

Investor Shares—Net Assets
Applicable to 8,038,444 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	237,495
Net Asset Value Per Share—Investor Shares	$29.54

ETF Shares—Net Assets
Applicable to 389,981,471 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,678,680
Net Asset Value Per Share—ETF Shares	$88.92

Admiral Shares—Net Assets
Applicable to 170,629,907 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,504,332
Net Asset Value Per Share—Admiral Shares	$126.03

Institutional Shares—Net Assets
Applicable to 462,852,392 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,028,546
Net Asset Value Per Share—Institutional Shares	$19.51

•    See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $563,018,000.

§   Security value determined using significant unobservable inputs.

*     Non-income-producing security.

1   The fund invests a portion of its assets in investment securities through the use of swap contracts. After giving effect to swap investments, the fund’s effective investment securities and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.

2   Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total value of affiliated companies is $424,378,000.

3   “Other” represents securities that are not classified by the fund’s benchmark index.

4   Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

5   Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund’s Statement of Net Assets.

6   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7   Includes $590,991,000 of collateral received for securities on loan.

8   Cash of $1,200,000 has been segregated as collateral for open over-the-counter swap contracts.

REIT—Real Estate Investment Trust.

OTC—Over-the-Counter.

8

Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Digital Realty Trust Inc.	2/4/20	GSI	7,584	(2.237)	192	—
Digital Realty Trust Inc.	2/4/20	GSI	6,228	(2.234)	176	—
Digital Realty Trust Inc.	2/4/20	GSI	6,270	(2.230)	20	—
Digital Realty Trust Inc.	2/4/20	GSI	6,290	(2.224)	—	—
Federal Realty Investment Trust	2/4/20	GSI	34,245	(2.314)	47	—
Regency Centers Corp.	2/4/20	GSI	28,619	(2.314)	—	(631)
Retail Opportunities Investment Corp.	2/4/20	GSI	9,466	(2.314)	140	—
Seritage Growth Properties Class A	2/4/20	GSI	12,624	(2.314)	—	(104)
VEREIT Inc.	2/4/20	GSI	40,392	(2.314)	—	(300)
VICI Properties Inc.	2/4/20	GSI	65,670	(2.271)	—	(1,687)
					575	(2,722)

GSI—Goldman Sachs International.

1   Payment received/paid monthly.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Real Estate Index Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	764,055
Dividends—Affiliated Issuers	50,131
Dividends—Vanguard Real Estate II Index Fund	102,332
Interest—Unaffiliated Issuers	4
Interest—Affiliated Issuers	4,034
Securities Lending—Net	1,853
Total Income	922,409
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,704
Management and Administrative—Investor Shares	2,009
Management and Administrative—ETF Shares	16,957
Management and Administrative—Admiral Shares	9,952
Management and Administrative—Institutional Shares	3,746
Marketing and Distribution—Investor Shares	75
Marketing and Distribution—ETF Shares	759
Marketing and Distribution—Admiral Shares	438
Marketing and Distribution—Institutional Shares	136
Custodian Fees	66
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—ETF Shares	578
Shareholders’ Reports—Admiral Shares	126
Shareholders’ Reports—Institutional Shares	32
Trustees’ Fees and Expenses	14
Total Expenses	36,607
Expenses Paid Indirectly	(64)
Net Expenses	36,543
Net Investment Income	885,866
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	104,847
Capital Gain Distributions Received—Affiliated Issuers	1,006
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	1,041,613
Investment Securities Sold—Affiliated Issuers[1]	(38,762)
Investment Securities Sold—Vanguard Real Estate II Index Fund	—

10

Real Estate Index Fund

Statement of Operations (continued)
Six Months Ended
July 31, 2019
($000)
Futures Contracts	434
Swap Contracts	9,912
Realized Net Gain (Loss)	1,119,050
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	2,662,348
Investment Securities—Affiliated Issuers	(5,922)
Investment Securities—Vanguard Real Estate II Index Fund	468,434
Swap Contracts	(2,147)
Change in Unrealized Appreciation (Depreciation)	3,122,713
Net Increase (Decrease) in Net Assets Resulting from Operations	5,127,629

1   Includes $1,227,907,000 of net gain (loss) resulting from in-kind redemptions, such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Real Estate Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	885,866	1,817,544
Realized Net Gain (Loss)	1,119,050	924,880
Change in Unrealized Appreciation (Depreciation)	3,122,713	2,345,988
Net Increase (Decrease) in Net Assets Resulting from Operations	5,127,629	5,088,412
Distributions
Net Investment Income
Investor Shares	(25,833)	(62,454)
ETF Shares	(559,009)	(1,028,975)
Admiral Shares	(321,897)	(579,344)
Institutional Shares	(147,721)	(269,632)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Return of Capital
Investor Shares	—	(20,882)
ETF Shares	—	(344,053)
Admiral Shares	—	(193,713)
Institutional Shares	—	(90,156)
Total Distributions	(1,054,460)	(2,589,209)
Capital Share Transactions
Investor Shares	(1,740,798)	(355,274)
ETF Shares	1,662,512	(2,701,593)
Admiral Shares	2,039,846	(367,595)
Institutional Shares	257,658	(371,447)
Net Increase (Decrease) from Capital Share Transactions	2,219,218	(3,795,909)
Total Increase (Decrease)	6,292,387	(1,296,706)
Net Assets
Beginning of Period	59,156,666	60,453,372
End of Period	65,449,053	59,156,666

See accompanying Notes, which are an integral part of the Financial Statements.

12

Real Estate Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.69	$26.40	$27.38	$25.59	$28.73	$22.37
Investment Operations
Net Investment Income	.346[1]	.787[1]	.761[1]	.746	.711	.645
Net Realized and Unrealized Gain (Loss) on Investments	1.959	1.639	(.614)	2.324	(2.851)	6.650
Total from Investment Operations	2.305	2.426	.147	3.070	(2.140)	7.295
Distributions
Dividends from Net Investment Income	(.455)	(.851)	(.788)	(.752)	(.695)	(.624)
Distributions from Realized Capital Gains	—	—	(.011)	(.187)	—	—
Return of Capital	—	(.285)	(.328)	(.341)	(.305)	(.311)
Total Distributions	(.455)	(1.136)	(1.127)	(1.280)	(1.000)	(.935)
Net Asset Value, End of Period	$29.54	$ 27.69	$26.40	$27.38	$25.59	$28.73

Total Return[2]	8.39%	9.53%	0.45%	12.07%	-7.44%	33.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$237	$1,871	$2,143	$2,603	$2,621	$3,231
Ratio of Total Expenses to Average Net Assets	0.26%	0.25%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.66%	3.02%	2.87%	2.60%	2.66%	2.56%
Portfolio Turnover Rate[3]	7%	24%	6%	7%	11%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Real Estate Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$83.36	$79.47	$82.43	$77.05	$86.49	$67.36
Investment Operations
Net Investment Income	1.209[1]	2.487[1]	2.499[1]	2.334	2.217	2.011
Net Realized and Unrealized Gain (Loss) on Investments	5.794	4.934	(1.945)	7.022	(8.533)	20.038
Total from Investment Operations	7.003	7.421	.554	9.356	(6.316)	22.049
Distributions
Dividends from Net Investment Income	(1.443)	(2.646)	(2.458)	(2.353)	(2.170)	(1.947)
Distributions from Realized Capital Gains	—	—	(.034)	(.563)	—	—
Return of Capital	—	(.885)	(1.022)	(1.060)	(.954)	(.972)
Total Distributions	(1.443)	(3.531)	(3.514)	(3.976)	(3.124)	(2.919)
Net Asset Value, End of Period	$88.92	$83.36	$79.47	$82.43	$77.05	$86.49

Total Return	8.45%	9.70%	0.59%	12.25%	-7.31%	33.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,679	$30,857	$32,377	$33,527	$27,007	$29,487
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.80%	3.15%	3.01%	2.74%	2.80%	2.70%
Portfolio Turnover Rate[2]	7%	24%	6%	7%	11%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Real Estate Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$118.14	$112.63	$116.83	$109.19	$122.58	$95.46
Investment Operations
Net Investment Income	1.740[1]	3.507[1]	3.538[1]	3.306	3.142	2.852
Net Realized and Unrealized Gain (Loss) on Investments	8.196	7.008	(2.761)	9.966	(12.105)	28.403
Total from Investment Operations	9.936	10.515	.777	13.272	(8.963)	31.255
Distributions
Dividends from Net Investment Income	(2.046)	(3.751)	(3.483)	(3.333)	(3.076)	(2.758)
Distributions from Realized Capital Gains	—	—	(.048)	(.798)	—	—
Return of Capital	—	(1.254)	(1.447)	(1.501)	(1.351)	(1.377)
Total Distributions	(2.046)	(5.005)	(4.978)	(5.632)	(4.427)	(4.135)
Net Asset Value, End of Period	$126.03	$118.14	$112.63	$116.83	$109.19	$122.58

Total Return[2]	8.47%	9.69%	0.58%	12.23%	-7.30%	33.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,504	$18,223	$17,757	$18,337	$15,029	$15,725
Ratio of Total Expenses to Average Net Assets	0.12%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.80%	3.16%	3.01%	2.74%	2.80%	2.70%
Portfolio Turnover Rate[3]	7%	24%	6%	7%	11%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Real Estate Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.28	$17.43	$18.08	$16.90	$18.97	$14.78
Investment Operations
Net Investment Income	.267[1]	.543[1]	.568[1]	.515	.489	.444
Net Realized and Unrealized Gain (Loss) on Investments	1.282	1.085	(.444)	1.540	(1.870)	4.390
Total from Investment Operations	1.549	1.628	.124	2.055	(1.381)	4.834
Distributions
Dividends from Net Investment Income	(.319)	(.583)	(.542)	(.519)	(.479)	(.430)
Distributions from Realized Capital Gains	—	—	(.007)	(.123)	—	—
Return of Capital	—	(.195)	(.225)	(.233)	(.210)	(.214)
Total Distributions	(.319)	(.778)	(.774)	(.875)	(.689)	(.644)
Net Asset Value, End of Period	$19.51	$18.28	$17.43	$18.08	$16.90	$18.97

Total Return	8.54%	9.70%	0.60%	12.23%	-7.27%	33.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,029	$8,206	$8,176	$7,799	$6,785	$6,788
Ratio of Total Expenses to Average Net Assets	0.10%	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.82%	3.18%	3.03%	2.76%	2.82%	2.72%
Portfolio Turnover Rate[2]	7%	24%	6%	7%	11%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Real Estate Index Fund

Notes to Financial Statements

Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund is the wholly owned subsidiary in which the fund has invested a portion of its assets. For additional financial information about the Real Estate II Index Fund, refer to the accompanying financial statements.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

17

Real Estate Index Fund

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2019.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended July 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

18

Real Estate Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities which are amortized to the earliest

19

Real Estate Index Fund

call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $3,066,000, representing 0.00% of the fund’s net assets and 1.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended July 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $64,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

20

Real Estate Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	65,229,430	—	2,077
Temporary Cash Investments	802,983	—	—
Swap Contracts—Assets	—	575	—
Swap Contracts—Liabilities	—	(2,722)	—
Total	66,032,413	(2,147)	2,077

E.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	56,529,480
Gross Unrealized Appreciation	12,584,194
Gross Unrealized Depreciation	(3,081,331)
Net Unrealized Appreciation (Depreciation)	9,502,863

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $1,574,736,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended July 31, 2019, the fund purchased $8,709,124,000 of investment securities and sold $6,330,797,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,769,587,000 and $4,258,480,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

21

Real Estate Index Fund

G.          Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	376,099	12,987	202,254	7,803
Issued in Lieu of Cash Distributions	23,989	838	77,560	2,978
Redeemed[1]	(2,140,886)	(73,360)	(635,088)	(24,392)
Net Increase (Decrease)—Investor Shares	(1,740,798)	(59,535)	(355,274)	(13,611)
ETF Shares
Issued	5,959,901	69,401	8,087,624	102,051
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,297,389)	(49,600)	(10,789,217)	(139,300)
Net Increase (Decrease)—ETF Shares	1,662,512	19,801	(2,701,593)	(37,249)
Admiral Shares
Issued[1]	3,360,352	27,106	2,761,716	24,919
Issued in Lieu of Cash Distributions	282,930	2,319	680,270	6,116
Redeemed	(1,603,436)	(13,047)	(3,809,581)	(34,442)
Net Increase (Decrease)—Admiral Shares	2,039,846	16,378	(367,595)	(3,407)
Institutional Shares
Issued	966,600	51,127	1,757,587	102,091
Issued in Lieu of Cash Distributions	139,242	7,374	338,704	19,682
Redeemed	(848,184)	(44,442)	(2,467,738)	(142,026)
Net Increase (Decrease)—Institutional Shares	257,658	14,059	(371,447)	(20,253)

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares–Redeemed and Admiral Shares–Issued include $2,012,199,000 from the conversion during the six months ended July 31, 2019.

22

Real Estate Index Fund

H.   Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds	Realized				July 31,
	2019		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Brookfield Property REIT Inc.	137,387	1,249	149,263	(47,620)	21,133	39,185	769	—
iStar Inc.	NA2	4,203	3,273	189	11,774	419	210	43,841
Omega Healthcare Investors Inc.	NA2	141,983	40,806	8,671	(38,858)	10,527	27	378,476
Vanguard Market Liquidity Fund	801,441	NA3	NA3	(2)	29	4,034	—	802,983
Vanguard Real Estate II Index Fund	6,719,464	102,332	—	—	468,434	102,332	—	7,290,230
Winthrop Realty Trust	2,061	—	—	—	—	—	—	2,061
Total	7,660,353	249,767	193,342	(38,762)	462,512	156,497	1,006	8,517,591

1   Does not include adjustments to related return of capital.

2   Not applicable—at January 31, 2019, the issuer was not an affiliated company of the fund.

3   Not applicable—purchases and sales are for temporary cash investment purposes.

I.    Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

23

Real Estate II Index Fund

Sector Diversification

As of July 31, 2019

Diversified Real Estate Activities	0.2%
Diversified REITs	4.7
Health Care REITs	9.6
Hotel & Resort REITs	4.3
Industrial REITs	7.9
Office REITs	9.5
Real Estate Development	0.5
Real Estate Operating Companies	0.3
Real Estate Services	2.6
Residential REITs	14.5
Retail REITs	12.9
Specialized REITs	33.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

24

Real Estate II Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Equity Real Estate Investment
Trusts (REITs) (96.0%)[1]
Diversified REITs (4.6%)
WP Carey Inc.	1,012,146	87,591
Liberty Property Trust	901,702	47,159
STORE Capital Corp.	1,231,527	42,131
VEREIT Inc.	2,848,367	25,977
PS Business Parks Inc.	125,019	21,878
Colony Capital Inc.	2,840,035	16,046
American Assets Trust Inc.	297,853	13,820
Washington REIT	487,202	13,130
Lexington Realty Trust	1,289,298	12,725
Empire State Realty Trust Inc.	906,768	12,704
Global Net Lease Inc.	511,441	9,983
Alexander & Baldwin Inc.	417,530	9,816
Essential Properties Realty Trust Inc.	444,300	9,384
iStar Inc.	415,651	5,487
Armada Hoffler Properties Inc.	307,263	5,202
Gladstone Commercial Corp.	179,754	3,822
One Liberty Properties Inc.	88,378	2,533
		339,388
Health Care REITs (9.6%)
Welltower Inc.	2,354,705	195,723
Ventas Inc.	2,170,821	146,074
HCP Inc.	2,911,811	92,974
^ Omega Healthcare Investors Inc.	1,307,211	47,452
Medical Properties Trust Inc.	2,678,760	46,878
Healthcare Trust of America Inc. Class A	1,251,080	33,692
Healthcare Realty Trust Inc.	763,859	24,428
Sabra Health Care REIT Inc.	1,086,533	22,426
National Health Investors Inc.	260,377	20,669
Physicians Realty Trust	1,111,589	19,130
CareTrust REIT Inc.	541,788	12,586
Senior Housing Properties Trust	1,449,098	11,883
LTC Properties Inc.	241,800	11,145
Universal Health Realty Income Trust	79,608	7,337
Community Healthcare Trust Inc.	109,151	4,485
New Senior Investment Group Inc.	499,795	3,563
		700,445
Hotel & Resort REITs (4.3%)
Host Hotels & Resorts Inc.	4,512,953	78,480
Park Hotels & Resorts Inc.	1,228,420	32,443
Hospitality Properties Trust	1,002,299	24,767
Ryman Hospitality Properties Inc.	297,240	22,293
Pebblebrook Hotel Trust	794,636	22,242
Apple Hospitality REIT Inc.	1,294,898	20,343
RLJ Lodging Trust	1,067,595	18,448
Sunstone Hotel Investors Inc.	1,390,739	18,372
MGM Growth Properties LLC Class A	551,352	16,463
Xenia Hotels & Resorts Inc.	686,772	14,717
DiamondRock Hospitality Co.	1,227,449	12,360
Chesapeake Lodging Trust	370,263	10,171
Summit Hotel Properties Inc.	638,554	7,094
Chatham Lodging Trust	284,044	5,073
Hersha Hospitality Trust Class A	227,458	3,553

25

Real Estate II Index Fund

		Market
		Value•
	Shares	($000)
CorePoint Lodging Inc.	253,759	2,977
Ashford Hospitality Trust Inc.	583,361	1,581
Braemar Hotels & Resorts Inc.	167,957	1,532
		312,909
Industrial REITs (7.8%)
Prologis Inc.	3,841,742	309,683
Duke Realty Corp.	2,189,444	72,974
Americold Realty Trust	1,066,942	35,774
First Industrial Realty Trust Inc.	771,543	29,465
EastGroup Properties Inc.	222,323	26,785
Rexford Industrial Realty Inc.	590,262	24,437
STAG Industrial Inc.	685,439	20,371
Terreno Realty Corp.	372,470	18,199
Hannon Armstrong Sustainable Infrastructure Capital Inc.	377,912	10,374
Industrial Logistics Properties Trust	396,493	8,477
Monmouth Real Estate Investment Corp.	536,676	7,401
^ Innovative Industrial Properties Inc.	67,529	7,136
		571,076
Office REITs (9.5%)
Boston Properties Inc.	941,372	125,156
Alexandria Real Estate Equities Inc.	687,037	100,555
Vornado Realty Trust	1,045,140	67,224
Kilroy Realty Corp.	615,345	48,895
SL Green Realty Corp.	510,030	41,353
Douglas Emmett Inc.	985,521	40,229
Hudson Pacific Properties Inc.	940,543	33,201
Cousins Properties Inc.	885,649	31,157
Highwoods Properties Inc.	631,199	28,612
JBG SMITH Properties	709,794	27,774
Equity Commonwealth	741,013	24,883
Corporate Office Properties Trust	671,994	18,762
Piedmont Office Realty Trust Inc. Class A	765,574	15,932
Brandywine Realty Trust	1,071,738	15,808
Paramount Group Inc.	1,137,155	15,727
Columbia Property Trust Inc.	712,526	15,626
Mack-Cali Realty Corp.	550,750	13,097
Office Properties Income Trust	293,012	8,254
Easterly Government Properties Inc.	370,925	6,999
Franklin Street Properties Corp.	654,426	5,275
NorthStar Realty Europe Corp.	243,418	4,138
City Office REIT Inc.	240,332	2,975
		691,632
Residential REITs (14.5%)
Equity Residential	2,254,533	177,860
AvalonBay Communities Inc.	844,137	176,247
Essex Property Trust Inc.	400,355	120,995
Mid-America Apartment Communities Inc.	694,089	81,792
UDR Inc.	1,679,672	77,366
Invitation Homes Inc.	2,715,524	74,595
Sun Communities Inc.	526,360	69,906
Equity LifeStyle Properties Inc.	520,659	64,692
Camden Property Trust	588,932	61,078
Apartment Investment & Management Co.	899,567	44,565
American Homes 4 Rent Class A	1,623,720	39,310
American Campus Communities Inc.	835,135	39,043
Independence Realty Trust Inc.	544,184	6,721
NexPoint Residential Trust Inc.	115,127	4,969
Investors Real Estate Trust	71,863	4,581
Front Yard Residential Corp.	311,316	3,739
Preferred Apartment Communities Inc. Class A	253,914	3,679
UMH Properties Inc.	206,036	2,709
		1,053,847
Retail REITs (12.8%)
Simon Property Group Inc.	1,883,013	305,425
Realty Income Corp.	1,851,476	128,141
Regency Centers Corp.	1,020,893	68,094
Federal Realty Investment Trust	453,237	59,832
^ National Retail Properties Inc.	984,998	51,456
Kimco Realty Corp.	2,568,220	49,336

26

Real Estate II Index Fund

			Market
			Value•
		Shares	($000)
	Brixmor Property Group Inc.	1,819,758	34,539
	Spirit Realty Capital Inc.	524,612	23,146
	Macerich Co.	688,578	22,758
	Weingarten Realty Investors	742,722	20,729
	Retail Properties of America Inc.	1,301,492	15,826
	Agree Realty Corp.	228,870	15,300
	Taubman Centers Inc.	372,553	15,096
	Acadia Realty Trust	497,199	13,956
	Retail Opportunity Investments Corp.	694,946	12,606
	SITE Centers Corp.	880,062	12,541
	Urban Edge Properties	696,944	11,660
^	Tanger Factory Outlet Centers Inc.	572,383	9,089
^	Seritage Growth Properties Class A	206,460	8,624
	Kite Realty Group Trust	510,762	8,126
^	American Finance Trust Inc.	550,246	6,443
	Getty Realty Corp.	211,744	6,348
	RPT Realty	488,799	5,988
	Alexander’s Inc.	14,022	5,251
	Saul Centers Inc.	83,143	4,555
^	Washington Prime Group Inc.	1,136,186	4,124
	Urstadt Biddle Properties Inc. Class A	182,462	3,939
	Retail Value Inc.	89,813	3,381
	Whitestone REIT	217,528	2,773
^	Pennsylvania REIT	410,475	2,455
	Spirit MTA REIT	260,992	2,195
	Cedar Realty Trust Inc.	541,560	1,506
			935,238
Specialized REITs (32.9%)
	American Tower Corp.	2,688,541	568,949
	Crown Castle International Corp.	2,532,728	337,511
	Equinix Inc.	491,973	247,020
	Public Storage	957,151	232,358
*	SBA Communications Corp. Class A	685,225	168,161
	Digital Realty Trust Inc.	1,266,615	144,850
	Weyerhaeuser Co.	4,549,857	115,612
	Extra Space Storage Inc.	775,831	87,196
	VICI Properties Inc.	2,466,659	52,638
	Iron Mountain Inc.	1,745,335	51,330
	Gaming and Leisure Properties Inc.	1,242,740	46,864
	Lamar Advertising Co. Class A	519,044	42,001
	CubeSmart	1,140,612	38,724
	CyrusOne Inc.	659,804	37,873
	EPR Properties	453,122	33,726
	Life Storage Inc.	284,210	27,708
	CoreSite Realty Corp.	223,733	23,449
	Outfront Media Inc.	857,528	23,308
	Rayonier Inc.	789,225	22,919
	QTS Realty Trust Inc. Class A	335,406	15,523
	PotlatchDeltic Corp.	413,642	15,230
	GEO Group Inc.	735,874	13,106
	CoreCivic Inc.	723,215	12,273
	Four Corners Property Trust Inc.	416,458	11,219
	National Storage Affiliates Trust	345,790	10,474
	Uniti Group Inc.	1,090,958	9,186
	CorEnergy Infrastructure Trust Inc.	77,792	3,148
	CatchMark Timber Trust Inc. Class A	299,868	3,047
	Jernigan Capital Inc.	124,163	2,463
			2,397,866
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,290,312)			7,002,401
Real Estate Management & Development (3.6%)[1]
Diversified Real Estate Activities (0.2%)
	RMR Group Inc. Class A	91,655	4,513
*	St. Joe Co.	220,650	4,245
*	Tejon Ranch Co.	134,504	2,492
*	Five Point Holdings LLC Class A	303,125	2,368
			13,618
Real Estate Development (0.5%)
*	Howard Hughes Corp.	248,962	33,610
*	Forestar Group Inc.	63,537	1,313
			34,923
Real Estate Operating Companies (0.3%)
	Kennedy-Wilson Holdings Inc.	785,684	16,908
*	FRP Holdings Inc.	42,867	2,125
			19,033
Real Estate Services (2.6%)
*	CBRE Group Inc. Class A	1,973,920	104,637
	Jones Lang LaSalle Inc.	313,979	45,744
*	Cushman & Wakefield plc	594,200	11,789
^,*	Redfin Corp.	441,275	7,961
	Newmark Group Inc. Class A	804,589	7,933
*	Marcus & Millichap Inc.	142,225	4,722
^	Realogy Holdings Corp.	692,529	3,608

27

Real Estate II Index Fund

			Market
			Value•
		Shares	($000)
	RE/MAX Holdings Inc. Class A	108,549	3,157
^,*	eXp World Holdings Inc.	105,319	1,113
*	Altisource Portfolio Solutions SA	42,720	897
			191,561
	Total Real Estate Management & Development (Cost $257,835)		259,135
Temporary Cash Investment (1.4%)[1]
	Money Market Fund (1.4%)
2,3	Vanguard Market Liquidity Fund, 2.386% (Cost $104,075)	1,040,655	104,076
	Total Investments (101.0%) (Cost $6,652,222)		7,365,612

			Amount
			($000)
	Other Assets and Liabilities (-1.0%)
	Other Assets
	Investment in Vanguard		343
	Receivables for Accrued Income		3,719
	Total Other Assets		4,062
	Liabilities
	Payables for Investment Securities Purchased		(162)
	Collateral for Securities on Loan		(78,719)
	Payables to Vanguard		(318)
	Unrealized Depreciation—OTC Swap Contracts		(208)
	Other Liabilities		(37)
	Total Liabilities		(79,444)
	Net Assets (100%)
	Applicable to 339,138,157 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		7,290,230
	Net Asset Value Per Share		$21.50

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	6,641,623
Total Distributable Earnings (Loss)	648,607
Net Assets	7,290,230

•    See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers.

The total value of securities on loan is $74,860,000.

*     Non-income-producing security.

1   The fund invests a portion of its assets in investment securities through the use of swap contracts. After giving effect to swap investments, the fund’s effective investment securities and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $78,719,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

OTC—Over-the-Counter.

28

Real Estate II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid)	1	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)		($000)	($000)
VEREIT Inc.	2/4/20	GSI	27,999	(2.314)		—	(208)

GSI—Goldman Sachs International.

1   Payment received/paid monthly.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Real Estate II Index Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends	102,963
Interest[1]	202
Securities Lending—Net	165
Total Income	103,330
Expenses
The Vanguard Group—Note B
Investment Advisory Services	881
Management and Administrative	1,805
Marketing and Distribution	51
Custodian Fees	21
Shareholders’ Reports	51
Trustees’ Fees and Expenses	1
Total Expenses	2,810
Expenses Paid Indirectly	(12)
Net Expenses	2,798
Net Investment Income	100,532
Realized Net Gain (Loss)
Capital Gain Distributions Received	12,522
Investment Securities Sold[1]	(13,107)
Futures Contracts	40
Swap Contracts	3,903
Realized Net Gain (Loss)	3,358
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	467,084
Swap Contracts	(208)
Change in Unrealized Appreciation (Depreciation)	466,876
Net Increase (Decrease) in Net Assets Resulting from Operations	570,766

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $202,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Real Estate II Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	100,532	199,381
Realized Net Gain (Loss)	3,358	(76,397)
Change in Unrealized Appreciation (Depreciation)	466,876	470,068
Net Increase (Decrease) in Net Assets Resulting from Operations	570,766	593,052
Distributions
Net Investment Income	(102,332)	(203,421)
Realized Capital Gain	—	—
Return of Capital	—	(75,255)
Total Distributions	(102,332)	(278,676)
Capital Share Transactions
Issued	—	—
Issued in Lieu of Cash Distributions	102,332	278,676
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	102,332	278,676
Total Increase (Decrease)	570,766	593,052
Net Assets
Beginning of Period	6,719,464	6,126,412
End of Period	7,290,230	6,719,464

See accompanying Notes, which are an integral part of the Financial Statements.

31

Real Estate II Index Fund

Financial Highlights

	Six Months	Year	Sept. 26,
	Ended	Ended	2017[1] to
	July 31,	Jan. 31,	Jan. 31,
For a Share Outstanding Throughout Each Period	2019	2019	2018
Net Asset Value, Beginning of Period	$20.10	$19.17	$20.00
Investment Operations
Net Investment Income[2]	.299	.611	.268
Net Realized and Unrealized Gain (Loss) on Investments	1.406	1.176	(.834)
Total from Investment Operations	1.705	1.787	(.566)
Distributions
Dividends from Net Investment Income	(.305)	(.626)	(.225)
Distributions from Realized Capital Gains	—	—	(.030)
Return of Capital	—	(.231)	(.009)
Total Distributions	(.305)	(.857)	(.264)
Net Asset Value, End of Period	$21.50	$20.10	$19.17

Total Return	8.52%	9.68%	-2.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,290	$6,719	$6,126
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.86%	3.22%	3.84%[3]
Portfolio Turnover Rate	4%	23%	1%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Real Estate II Index Fund

Notes to Financial Statements

Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2019, the Real Estate Index Fund was the record and beneficial owner of 100% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2019.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease

33

Real Estate II Index Fund

in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended July 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2018–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the

34

Real Estate II Index Fund

value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

35

Real Estate II Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $343,000, representing 0.00% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,261,536	—	—
Temporary Cash Investments	104,076	—	—
Swap Contracts—Liabilities	—	(208)	—
Total	7,365,612	(208)	—

D.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,652,222
Gross Unrealized Appreciation	1,068,768
Gross Unrealized Depreciation	(355,586)
Net Unrealized Appreciation (Depreciation)	713,182

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $77,916,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

36

Real Estate II Index Fund

E.   During the six months ended July 31, 2019, the fund purchased $258,398,000 of investment securities and sold $131,783,000 of investment securities, other than temporary cash investments.

F.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	July 31, 2019	January 31, 2019
	Shares	Shares
	(000)	(000)
Issued	—	—
Issued in Lieu of Cash Distributions	4,849	14,725
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	4,849	14,725

G.   Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

37

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed their respective fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.

Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, each board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.

Nature, extent, and quality of services

The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017. Each board took into account the organizational depth and stability of the advisor and considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.

Investment performance

The board of the Real Estate Index Fund considered the short- and long-term performance of that fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the performance of that fund compared with its target index and peer group since its inception in 2017. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.

38

Cost

Each board concluded that the respective fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also well below the peer-group average.

Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

Each board will consider whether to renew its respective advisory arrangement again after a one-year period.

39

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q1232 092019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.4%)
U.S. Government Securities (7.2%)
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	130,000	152,736
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	100,000	106,753
1,2	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	425,000	476,518
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	1,500,000	1,563,497
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	550,000	609,049
	United States Treasury Note/Bond	0.875%	9/15/19	50,000	49,922
2,3	United States Treasury Note/Bond	1.875%	7/31/22	1,253,000	1,254,178
2	United States Treasury Note/Bond	1.625%	8/31/22	124,000	123,205
	United States Treasury Note/Bond	2.500%	3/31/23	8,440	8,638
3	United States Treasury Note/Bond	2.875%	8/15/28	15,300	16,407
					4,360,903
Conventional Mortgage-Backed Securities (0.1%)
4,5	UMBS TBA	4.000%	7/1/49–8/1/49	39,665	41,072

Nonconventional Mortgage-Backed Securities (0.1%)
4,6,7	Fannie Mae Pool, 12M USD LIBOR + 1.702%	4.827%	2/1/37	472	502
4,6,7	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.500%	9/1/32	190	200
4,6,7	Fannie Mae Pool, 12M USD LIBOR + 1.760%	4.703%	8/1/37	443	452
4,6,7	Fannie Mae Pool, 12M USD LIBOR + 1.785%	4.535%	8/1/33	1,669	1,734
4,6,7	Fannie Mae Pool, 12M USD LIBOR + 1.800%	4.675%	7/1/33	1,636	1,689
4,6,7	Fannie Mae Pool, 12M USD LIBOR + 1.960%	4.796%	5/1/33	267	285
4,6,7	Fannie Mae Pool, 1YR CMT + 2.000%	4.545%	12/1/32	214	220
4,6,7	Fannie Mae Pool, 1YR CMT + 2.125%	4.594%	6/1/33	946	987
4,6,7	Fannie Mae Pool, 1YR CMT + 2.185%	4.435%	7/1/32	137	145
4,6,7	Fannie Mae Pool, 1YR CMT + 2.210%	4.731%	5/1/33	1,253	1,328
4,6,7,8	Fannie Mae REMICS, 6.200% - 1M USD LIBOR	3.934%	10/25/47	64,568	11,401
4,6,7	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.500%	8/1/37	1,360	1,420
4,6,7	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	4.643%	9/1/32	711	728
4,6,7	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	4.711%	8/1/33	419	443
4,6,7	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	4.815%	10/1/32	248	262
4,6,7	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	5.000%	1/1/33	176	190
4,6,7	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	5.086%	2/1/33	148	153
4,6,7	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.500%	8/1/32	529	545
4,6,7	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.549%	8/1/32	466	496
4,6,7	Freddie Mac Non Gold Pool, 1YR CMT + 2.254%	4.629%	9/1/32	50	54
4,6,7,8	Freddie Mac REMICS, 6.150% - 1M USD LIBOR	3.825%	1/15/42–1/15/45	48,048	7,687
4,6,7,8	Freddie Mac REMICS, 6.200% - 1M USD LIBOR	3.875%	12/15/47	24,702	4,525
4,9	Ginnie Mae REMICS	4.500%	1/20/48	748	133
4,7,8	Ginnie Mae REMICS, 5.650% - 1M USD LIBOR	3.378%	8/20/45	40,326	6,555
4,7,8	Ginnie Mae REMICS, 6.100% - 1M USD LIBOR	3.828%	9/20/46	30,476	6,294
4,7,8	Ginnie Mae REMICS, 6.200% - 1M USD LIBOR	3.929%	10/20/47–12/20/47	76,911	13,139
					61,567
Total U.S. Government and Agency Obligations (Cost $4,443,143)					4,463,542
Asset-Backed/Commercial Mortgage-Backed Securities (24.5%)
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	17,710	17,689
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	82,569	82,673
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	23,100	23,223
4	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	6,300	6,453
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	34,870	34,769
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	29,860	30,384
4	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	36,090	36,789

1

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	American Express Credit Account Master Trust 2019-1	2.870%	10/15/24	28,580	29,174
4,10	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	12,388	12,992
4,10	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,547
4,10	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	16,736	17,412
4,10	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	14,881	15,354
4,10	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	6,450	6,734
4,10	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	2,830	3,017
4,10	American Tower Trust #1	3.652%	3/23/28	13,190	13,764
4,10	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	15,984	16,592
4,10	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	11,185	11,895
4	AmeriCredit Automobile Receivables Trust 2016-1	3.590%	2/8/22	6,939	7,008
4	AmeriCredit Automobile Receivables Trust 2016-2	3.650%	5/9/22	9,390	9,503
4	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	10,170	10,213
4	AmeriCredit Automobile Receivables Trust 2018-2	4.010%	7/18/24	19,450	20,126
4	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	21,420	21,972
4,10	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	13,390	13,500
4,10	Applebee’s Funding LLC / IHOP Funding LLC	4.194%	6/7/49	5,040	5,104
4,10	ARL Second LLC 2014-1A	2.920%	6/15/44	11,427	11,451
4,10	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	15,105	15,427
4,10	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	1,680	1,854
4,10	Avis Budget Rental Car Funding AESOP LLC 2015-1A	2.500%	7/20/21	17,400	17,401
4,10	Avis Budget Rental Car Funding AESOP LLC 2015-2A	2.630%	12/20/21	43,123	43,192
4,10	Avis Budget Rental Car Funding AESOP LLC 2016-1A	2.990%	6/20/22	3,341	3,369
4,10	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	7,640	7,756
4,10	Avis Budget Rental Car Funding AESOP LLC 2017-2A	2.970%	3/20/24	9,650	9,783
4,10	Avis Budget Rental Car Funding AESOP LLC 2018-1A	3.700%	9/20/24	5,330	5,557
4,10	Avis Budget Rental Car Funding AESOP LLC 2018-1A	4.730%	9/20/24	2,540	2,661
4,10	Avis Budget Rental Car Funding AESOP LLC 2018-2A	4.000%	3/20/25	18,650	19,714
4,10	Avis Budget Rental Car Funding AESOP LLC 2019-1A	3.450%	3/20/23	15,310	15,662
4,10	BAMLL Commercial Mortgage Securities Trust 2012-PARK	2.959%	12/10/30	4,900	5,026
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	8,360	8,712
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	9,460	10,088
4	Banc of America Commercial Mortgage Trust 2015-UBS7	4.361%	9/15/48	1,600	1,686
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	4,760	5,064
4	Banc of America Funding 2006-H Trust	4.384%	9/20/46	8,443	7,724
4	BANK 2017 - BNK4	3.625%	5/15/50	8,435	9,012
4	BANK 2017 - BNK5	3.390%	6/15/60	8,150	8,584
4	BANK 2017 - BNK6	3.254%	7/15/60	13,450	14,092
4	BANK 2017 - BNK6	3.518%	7/15/60	13,190	14,006
4	BANK 2017 - BNK6	3.741%	7/15/60	3,080	3,222
4	BANK 2017 - BNK7	3.435%	9/15/60	16,580	17,509
4	BANK 2017 - BNK8	3.488%	11/15/50	33,600	35,632
4	BANK 2017 - BNK9	3.538%	11/15/54	18,130	19,272
4	BANK 2018 - BN10	3.641%	2/15/61	11,860	12,627
4	BANK 2018 - BN10	3.688%	2/15/61	31,470	33,822
4	BANK 2018 - BN12	4.255%	5/15/61	19,620	21,962
4	BANK 2018 - BN13	4.217%	8/15/61	5,240	5,872
4	BANK 2018 - BN14	4.185%	9/15/60	6,680	7,342
4	BANK 2018 - BN14	4.231%	9/15/60	22,000	24,641
4	BANK 2018 - BN15	4.407%	11/15/61	27,963	31,832
4	BANK 2019 - BN17	3.623%	4/15/52	7,533	8,063
4	BANK 2019 - BN17	3.714%	4/15/52	15,650	16,906
4	BANK 2019 - BN18	3.584%	5/15/62	21,080	22,625
4	BANK 2019 - BN19	3.183%	8/15/61	13,050	13,507
4	Bank of America Mortgage Trust 2002-J	4.923%	9/25/32	16	16
4	Bear Stearns ARM Trust 2006-4	4.100%	10/25/36	12,819	11,891
4	Bear Stearns ARM Trust 2007-3	4.384%	5/25/47	9,304	8,743
4	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	3,740	3,961
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	17,710	18,967

2

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	5,990	6,411
4	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	2,700	2,883
4	BENCHMARK 2018-B1 Mortgage Trust	4.118%	1/15/51	4,200	4,444
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	18,190	20,029
4	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	9,310	10,391
4	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	9,886	10,833
4	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	22,170	24,936
4	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	27,172	30,474
4	BENCHMARK 2019-B10 Mortgage Trust	3.615%	3/15/62	8,042	8,594
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	8,554	8,548
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	15,840	15,938
4,7	Brazos Higher Education Authority Inc. Series 2005-3, 3M USD LIBOR + 0.200%	2.549%	6/25/26	6,039	6,016
4,7	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	3.321%	2/25/30	12,555	12,568
4,10	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	3,023	3,033
4,10	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	5,903	5,895
4,10	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	11,128	11,293
4,10	California Republic Auto Receivables Trust 2015-4	2.580%	6/15/21	3,718	3,719
4	California Republic Auto Receivables Trust 2016-2	1.830%	12/15/21	3,990	3,978
4	California Republic Auto Receivables Trust 2016-2	2.520%	5/16/22	6,520	6,524
4	California Republic Auto Receivables Trust 2016-2	3.510%	3/15/23	3,180	3,189
4,10	Canadian Pacer Auto Receivables Trust A Series 2017	2.050%	3/19/21	5,077	5,069
4,10	Canadian Pacer Auto Receivables Trust A Series 2017	2.286%	1/19/22	5,710	5,689
4,10	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	7,330	7,407
4,10	Canadian Pacer Auto Receivables Trust A Series 2019	2.960%	6/19/24	4,170	4,257
4,10	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	4,680	4,728
4,10	Canadian Pacer Auto Receiveable Trust A Series 2018	3.440%	8/21/23	2,080	2,130
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	3,492	3,493
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	1,630	1,635
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	6,110	6,093
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	3,360	3,363
4,10	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	8,138	8,125
4	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	38,950	39,323
4	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	13,130	13,318
4	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	51,253	51,137
4	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	90,670	92,350
4,10	CARDS II Trust 2018-2A	3.047%	4/17/23	17,940	18,006
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	3,875	3,872
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	5,560	5,564
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	4,850	4,837
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	5,800	5,812
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	5,740	5,722
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	4,050	4,051
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	6,860	6,890
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	3,240	3,248
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	3,240	3,236
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	76,110	76,357
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	12,020	12,166
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	19,890	20,140
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	6,170	6,192
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	4,755	4,888
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	6,860	7,046
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	5,300	5,434
4	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	26,590	26,991
4	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	13,310	13,745
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	18,390	18,814
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	6,780	7,056
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	5,940	6,188
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	4,030	4,196
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	2,730	2,842
§,4	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	41,500	41,495
§,4	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	7,570	7,567
§,4	CarMax Auto Owner Trust 2019-3	2.500%	4/15/25	9,610	9,607

3

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	3,650	3,684
4	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	6,299	6,400
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	29,440	31,484
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	12,810	13,595
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	17,147	18,091
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,715	7,094
4	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	2.161%	10/15/21	7,355	7,352
4,10	CFCRE Commercial Mortgage Trust 2011-C2	5.748%	12/15/47	14,930	15,857
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	25,764	26,741
4,10	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	23,111	23,300
4,10	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	38,730	39,162
4	CHL Mortgage Pass-Through Trust 2006-HYB1	4.042%	3/20/36	6,179	5,632
4	CHL Mortgage Pass-Through Trust 2007-HYB2	3.938%	2/25/47	7,230	6,228
4,10	Chrysler Capital Auto Receivables Trust 2015-BA	3.260%	4/15/21	5,594	5,596
4,10	Chrysler Capital Auto Receivables Trust 2015-BA	4.170%	1/16/23	15,545	15,611
4,10	Chrysler Capital Auto Receivables Trust 2016-AA	2.880%	6/15/22	3,624	3,625
4,10	Chrysler Capital Auto Receivables Trust 2016-AA	4.220%	2/15/23	26,030	26,283
4,10	Chrysler Capital Auto Receivables Trust 2016-BA	1.640%	7/15/21	1,459	1,458
4,10	Chrysler Capital Auto Receivables Trust 2016-BA	1.870%	2/15/22	5,960	5,940
4	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	89,125	89,619
4,10	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	2,100	2,163
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	6,350	6,522
4	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	6,109	6,311
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	3,786	4,077
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	19,843	21,188
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	3,479	3,655
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	40,226	42,761
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	25,685	27,131
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	12,426	13,093
4	Citigroup Commercial Mortgage Trust 2014-GC23	4.175%	7/10/47	5,394	5,571
4	Citigroup Commercial Mortgage Trust 2014-GC23	4.441%	7/10/47	6,380	6,717
4	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	18,100	18,872
4	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	40,950	43,308
4	Citigroup Commercial Mortgage Trust 2014-GC25	4.345%	10/10/47	6,146	6,511
4	Citigroup Commercial Mortgage Trust 2014-GC25	4.527%	10/10/47	1,035	1,099
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	38,271	39,589
4	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	52,677	56,201
4	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	46,591	49,878
4	Citigroup Commercial Mortgage Trust 2015-GC33	4.569%	9/10/58	4,000	4,212
4	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	47,360	49,244
4	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	4,426	4,520
4	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	19,500	20,652
4	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	41,283	43,741
4	Citigroup Commercial Mortgage Trust 2017-P8	4.192%	9/15/50	9,500	10,096
4	Citigroup Commercial Mortgage Trust 2017-P8	4.270%	9/15/50	9,500	9,786
4	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	8,750	9,776
4	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	10,960	12,188
4	Citigroup Commercial Mortgage Trust 2018-C6	4.412%	11/10/51	28,510	32,380
4	Citigroup Mortgage Loan Trust 2007-AR8	4.514%	7/25/37	530	513
4,10	CLI Funding V LLC 2013-1A	2.830%	3/18/28	8,751	8,697
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	2,992
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,226
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	22,898	23,194
4,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	12,316	12,576
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,971	11,126
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	1,990	2,009
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,676
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	7,868	8,114
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	13,317	14,188
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	43,975	47,187
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	12,747	13,132
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	7,790	8,166
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	41,651	44,246
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	32,690	35,040

4

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	COMM 2013-CCRE13 Mortgage Trust	4.898%	11/10/46	4,517	4,904
4	COMM 2013-CCRE13 Mortgage Trust	4.898%	11/10/46	8,240	8,773
4,10	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	17,360	17,700
4,10	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	2,380	2,431
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	1,851	1,907
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	40,399	42,226
4	COMM 2013-CCRE9 Mortgage Trust	4.232%	7/10/45	12,669	13,558
4,10	COMM 2013-CCRE9 Mortgage Trust	4.255%	7/10/45	12,690	12,512
4,10	COMM 2013-CCRE9 Mortgage Trust	4.255%	7/10/45	11,250	11,891
4,10	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	9,057	9,335
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	14,546
4,10	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	19,881
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,179
4,10	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	5,490	5,557
4,10	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	33,245	35,228
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	1,915	2,035
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	18,995	20,417
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	4,956	4,962
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	20,250	21,648
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,385
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,930	2,030
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	47,271	50,547
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	27,380	29,230
4	COMM 2014-CCRE17 Mortgage Trust	4.786%	5/10/47	10,175	10,721
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	9,572	10,010
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	28,552	30,363
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	1,520	1,585
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	36,585	38,579
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	36,503	38,197
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	12,380
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	37,560
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	11,345	12,084
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	38,840	41,467
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	23,351
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	11,974	12,701
4	COMM 2015-CCRE27 Mortgage Trust	4.471%	10/10/48	8,118	8,596
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	9,930	10,287
4,10	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	42,380	43,199
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	42,350	44,485
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	16,636	17,669
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.355%	8/15/48	10,600	10,323
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	41,262	44,155
4	CSAIL 2016-C5 Commercial Mortgage Trust	4.536%	11/15/48	7,660	8,148
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	57,449	60,274
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	15,680	16,416
4	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	20,120	22,338
4	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	12,260	13,491
4,10	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	19,110	19,264
4,10	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	12,480	12,648
4	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	41,130	46,755
4	DBJPM 16-C1 Mortgage Trust	3.343%	5/10/49	2,050	2,034
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	21,940	23,008
4,7,10	DELAM 2018-1, 1M USD LIBOR + 0.700%	2.998%	11/19/25	18,960	18,980
4,10	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	33,290	33,591
4	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	33,870	34,643
4,10	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	35,500	35,940
4,10	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	8,550	8,775
4,10	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	33,900	34,206
4,10	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	24,750	25,143
§,4,10	DLL Securitization Trust Series 2019-MA2	2.340%	9/20/23	27,810	27,806
4,10	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	26,073	26,359
4,10	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	2,849	2,854
4,10	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	4,789	4,800
4,10	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	20,225	20,412

5

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,10	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	20,835	21,096
4,10	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	23,090	23,480
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	2,400	2,425
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	6,308	6,316
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	13,915	13,937
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	29,120	29,325
4	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	20,430	20,911
4	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	30,890	30,968
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	30,350	30,689
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	16,140	16,627
4	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	20,200	20,534
4	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	19,260	19,822
4	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	26,460	27,379
4	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	16,400	16,528
4	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	15,870	16,280
4,7,10	Edsouth Indenture No. 9 LLC 2015-1, 1M USD LIBOR + 0.800%	3.066%	10/25/56	15,348	15,230
4,10	EDvestinU Private Education Loan Trust (EDVES) 2019-A	3.580%	11/25/38	9,489	9,707
4,10	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	24,313	24,907
4,10	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	15,790	15,959
4,10	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/22/24	9,470	9,568
4,10	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/22/24	13,690	13,975
4,6,7	Fannie Mae Connecticut Avenue Securities 2016-C04, 1M USD LIBOR + 1.450%	3.716%	1/25/29	1,399	1,403
4,6,7,10	Fannie Mae Connecticut Avenue Securities 2019-R03, 1M USD LIBOR + 0.750%	3.016%	9/25/31	19,497	19,518
4,6,7,10	Fannie Mae Connecticut Avenue Securities 2019-R04, 1M USD LIBOR + 0.750%	3.016%	6/25/39	19,955	19,983
§,4,6,7,10	Fannie Mae Connecticut Avenue Securities 2019-R05, 1M USD LIBOR + 0.750%	3.016%	7/25/39	50,300	50,300
4,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	19,232	19,660
4	First Horizon Mortgage Pass-Through Trust 2006-AR3	3.721%	11/25/36	4,150	3,663
4	First Horizon Mortgage Pass-Through Trust 2006-AR4	4.722%	1/25/37	8,099	6,906
4,7	First National Master Note Trust 2017-2, 1M USD LIBOR + 0.440%	2.765%	10/16/23	17,910	17,928
4,10	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	10,024	10,133
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	18,843	18,830
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	6,530	6,586
4	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	11,780	11,875
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	39,260	39,632
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	39,880	40,251
4	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	25,150	25,476
4,10	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	26,677	26,671
4,10	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	7,475	7,475
4,10	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	61,000	61,033
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	7,040	7,024
4,10	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	20,800	20,784
4,10	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	48,890	48,724
4,10	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	21,295	21,490
4,10	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	40,385	40,414
4,10	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	6,826	6,840
4,10	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	13,976	14,013
4,10	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	7,305	7,541
4	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	37,580	37,961
4	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	12,840	13,194
4,10	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	101,570	104,522
4,10	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	32,080	32,463
4,10	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	27,020	28,129
4,10	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	16,295	16,760
4,10	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	20,530	21,366
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	26,820	27,363
4	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	10,330	10,555

6

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	10,980	11,216
4	Ford Credit Floorplan Master Owner Trust A Series 2015-5	2.390%	8/15/22	23,545	23,572
4	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	60,820	60,730
4	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	83,210	84,250
4	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	52,330	53,713
4	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	45,500	46,203
4	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	6,210	6,402
4	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.250%	4/15/26	7,753	7,940
4,6,7,10	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2, 1M USD LIBOR + 0.730%	3.030%	7/25/49	11,520	11,538
4,6,7,10	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2, 1M USD LIBOR + 0.800%	3.066%	3/25/49	3,336	3,343
4,6,7	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2, 1M USD LIBOR + 2.200%	4.466%	10/25/28	391	392
4,6,7	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3, 1M USD LIBOR + 2.000%	4.266%	12/25/28	2,872	2,884
4,6,10	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.742%	2/25/48	11,087	11,193
4,6,10	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI2	3.817%	5/25/48	7,648	7,694
4,6,10	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI3	4.163%	8/25/48	4,810	4,852
4,6,10	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI4	4.460%	11/25/48	6,793	6,839
4,6,7,10	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2, 1M USD LIBOR + 0.700%	2.966%	4/25/49	16,430	16,450
4	GM Financial Automobile Leasing Trust 2017-3	2.010%	11/20/20	9,592	9,584
4	GM Financial Automobile Leasing Trust 2017-3	2.120%	9/20/21	4,660	4,654
4	GM Financial Automobile Leasing Trust 2017-3	2.400%	9/20/21	8,440	8,435
4	GM Financial Automobile Leasing Trust 2017-3	2.730%	9/20/21	5,140	5,140
4	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	25,400	25,509
4	GM Financial Automobile Leasing Trust 2018-3	3.180%	6/21/21	28,180	28,396
4,10	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	13,250	13,228
4,10	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	2,650	2,651
4	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	7,250	7,480
4	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	6,690	6,934
4	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	8,770	9,016
4	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	14,660	14,925
4	GM Financial Consumer Automobile 2019-3	2.180%	4/16/24	28,490	28,453
4	GMACM Mortgage Loan Trust 2005-AR6	4.154%	11/19/35	1,675	1,587
4,10	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	54,900	54,795
4,10	GMF Floorplan Owner Revolving Trust 2017-2	2.440%	7/15/22	17,100	17,077
4,10	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	9,380	9,376
4,10	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	53,560	54,298
4,10	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	13,920	14,032
4,10	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	46,712	46,657
4,10	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	153,710	154,622
4,10	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	87,460	90,881
4,7,10	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%	2.971%	8/25/60	10,626	10,606
4,10	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	20,500	20,839
4,10	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	5,140	5,174
4,10	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	5,260	5,385
4,10	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	32,716	33,655

7

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,10	GS Mortgage Securities Trust 2010-C2	5.180%	12/10/43	3,530	3,641
4,10	GS Mortgage Securities Trust 2011-GC3	5.637%	3/10/44	2,280	2,370
4,10	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	36,047	36,697
4,10	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,053
4	GS Mortgage Securities Trust 2012-GCJ7	5.686%	5/10/45	7,150	7,543
4	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	22,934	24,532
4,10	GS Mortgage Securities Trust 2013-GC13	4.083%	7/10/46	5,650	5,865
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	13,060	13,428
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,506
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	6,668	6,862
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	22,020	23,173
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,405	52,876
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	41,343	44,053
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	1,410	1,494
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	44,760	47,859
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	13,246	14,058
4	GS Mortgage Securities Trust 2014-GC24	4.512%	9/10/47	10,665	11,121
4	GS Mortgage Securities Trust 2014-GC24	4.533%	9/10/47	17,556	16,250
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	19,370	20,131
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	47,290	50,028
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	39,290	40,615
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	35,655	37,295
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	12,225	12,794
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,636	4,951
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	26,732	28,180
4	GS Mortgage Securities Trust 2015-GC34	4.653%	10/10/48	12,080	12,788
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,930	12,160
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	18,110	20,127
4	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	4,990	5,469
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	3,920	4,061
10	GTP Acquisition Partners I LLC	2.350%	6/15/20	1,540	1,533
10	GTP Acquisition Partners I LLC	3.482%	6/16/25	26,340	27,107
4,10	Hardee’s Funding HNGRY 2018-1	4.959%	6/20/48	1,990	2,101
4,10	Hardee’s Funding HNGRY 2018-1A	5.710%	6/20/48	27,691	29,622
4,10	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	17,986	14,785
4	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	40,800	40,860
4	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	9,060	9,079
4,10	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	35,957	36,374
4,10	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	6,785	6,787
4,10	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	14,756	14,819
4,10	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	12,520	12,689
4,10	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	7,860	8,117
4,10	Hilton USA Trust 2016-HHV	3.719%	11/5/38	3,950	4,172
4,7,10	Holmes Master Issuer plc 2018-1, 3M USD LIBOR + 0.360%	2.663%	10/15/54	25,492	25,468
4,7,10	Holmes Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	2.723%	10/15/54	17,599	17,580
4	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	9,030	9,038
4	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	14,140	14,292
4	Honda Auto Receivables 2018-3 Owner Trust	2.950%	8/22/22	14,910	15,074
4	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	5,460	5,569
4	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	100,490	101,352
4	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	20,390	20,632
4	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	7,720	7,949
4	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	7,470	7,621
4,10	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	40,670	41,691
4,10	Hudson Yards 2019-30HY	3.228%	7/10/39	11,750	12,181
4,10	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	14,750	15,048
4,10	Hyundai Auto Lease Securitization Trust 2017-C	2.120%	2/16/21	23,085	23,073
4,10	Hyundai Auto Lease Securitization Trust 2017-C	2.210%	9/15/21	7,090	7,082
4,10	Hyundai Auto Lease Securitization Trust 2017-C	2.460%	7/15/22	6,480	6,478
4,10	Hyundai Auto Lease Securitization Trust 2018-A	2.810%	4/15/21	47,455	47,604
4,10	Hyundai Auto Lease Securitization Trust 2018-A	2.890%	3/15/22	15,010	15,103
4,10	Hyundai Auto Lease Securitization Trust 2019-A	2.980%	7/15/22	26,560	26,836

8

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,10	Hyundai Auto Lease Securitization Trust 2019-A	3.050%	12/15/22	4,370	4,443
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	3,510	3,507
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	8,360	8,367
4	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	10,660	10,837
4	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	5,655	5,761
4,10	Hyundai Floorplan Master Owner Trust Series 2019-1A	2.680%	4/15/24	17,400	17,571
4,7,10	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 0.850%	3.164%	12/17/36	27,801	27,629
4,7,10	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 1.150%	3.464%	12/17/36	9,957	9,932
4,7,10	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.700%	3.014%	3/17/37	39,445	38,946
4,7,10	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.950%	3.264%	3/17/37	9,890	9,772
4,10	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	14,791	15,250
4	John Deere Owner Trust 2018-B	3.230%	6/16/25	10,350	10,593
4	John Deere Owner Trust 2018-B	3.000%	1/15/26	6,740	6,904
4	John Deere Owner Trust 2019-B	2.320%	5/15/26	9,460	9,456
4,10	JP Morgan Chase Commercial Mortgage Securities Trust 2009-IWST	5.633%	12/5/27	6,185	6,250
4,10	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1	4.608%	6/15/43	380	382
4,10	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	4.070%	11/15/43	2,656	2,691
4,10	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.599%	11/15/43	6,225	6,369
4,10	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.599%	11/15/43	7,100	7,280
4,10	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	23,837	24,458
4,10	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.374%	8/15/46	4,100	4,319
4,10	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	2,778	2,854
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	14,120	14,546
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	10,318	10,474
4,10	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,127
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	28,209
4,10	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	5,575	5,689
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	40,130	40,749
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.994%	1/15/46	13,443	14,185
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	4.066%	1/15/46	9,350	9,747
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	7,970	8,187
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	2,330	2,472
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	14,880	15,932
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,674
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.963%	12/15/46	21,150	22,962
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.027%	12/15/46	9,770	10,531
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	28,354	28,965

9

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	29,467	30,250
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	17,595	17,972
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	14,370	15,360
4	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	12,517	13,262
4	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	17,866	18,711
4	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.039%	7/15/45	7,520	7,906
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	13,849	14,255
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	13,870	14,783
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	3,350	3,442
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	27,200	29,062
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.927%	11/15/45	17,820	19,243
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	5.198%	11/15/45	13,495	14,617
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	22,860	24,536
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	36,630	39,183
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	12,950	13,896
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.812%	2/15/47	13,200	14,244
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.812%	2/15/47	5,850	6,214
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	1,975	2,106
4	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	10,597	11,192
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	29,560	30,547
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	48,480	50,900
4	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	16,945	17,575
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.551%	7/15/48	23,680	24,938
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	51,660	55,406
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	15,901	17,104
4	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	21,082	22,601
4	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	12,061	12,802
4	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	22,187	23,790
4	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	33,410	35,888
4	JPMCC Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	10,675	11,281
4	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	6,430	6,661
4	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	10,453	11,049

10

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	8,500	9,444
[4,7,10]	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	2.943%	12/22/69	21,315	21,281
[4,7,10]	Lanark Master Issuer plc 2018-2A, 1M USD LIBOR + 0.840%	2.943%	12/22/69	11,095	11,125
[4,10]	Laurel Road Prime Student Loan Trust 2018-B	3.540%	5/26/43	30,280	31,365
[4,10]	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	18,640	18,931
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 2010-ELL	3.450%	2/1/22	3,234	3,238
[4,10]	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	12,610
[4]	MASTR Adjustable Rate Mortgages Trust 2004-3	4.656%	4/25/34	455	446
[4]	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	2,200	2,199
[4]	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	61,794	61,817
[4]	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	10,430	10,736
[4,10]	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	58,000	58,635
[4]	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2	3.713%	2/25/33	551	538
[4]	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4	4.989%	7/25/33	334	331
[4,10]	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	33,646	33,708
[4,10]	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	6,560	6,731
[4,10]	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,580	3,715
[4,10]	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	6,400	6,536
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	21,548	22,066
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	2,000	2,068
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	4,923	5,001
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	28,493	30,351
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	3,372	3,439
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	8,093	8,514
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.154%	8/15/46	24,216	25,791
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	6,452	6,635
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	3,830	4,109
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	8,300	8,865
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	6,400	6,522
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	2,940	2,994
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	27,425	28,169
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	16,600	17,736
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	17,500	18,860
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	37,219	39,219
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	22,710	24,265
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.911%	4/15/47	1,895	2,049
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	38,845	41,341

11

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	9,540	10,105
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.337%	6/15/47	22,920	24,378
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.770%	6/15/47	12,300	12,979
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	32,178	34,082
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	4.011%	8/15/47	7,460	7,894
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	13,400	14,318
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	17,350	17,859
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	23,220	24,427
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	21,800	22,226
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	37,941	39,387
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	4,230	4,430
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	18,458	19,683
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.479%	5/15/48	20,280	21,335
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	28,104	29,968
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	7,814	8,295
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	27,615	28,823
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	4.750%	5/15/49	2,210	2,339
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	61,107	65,402
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	19,660	20,836
[4]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	16,376
[4]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,573
[4,10]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,287	17,696
[4,10]	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	29,703
[4,10]	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	24,874
[4,10]	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	28,871	30,231
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	40,034	42,929
[4]	Morgan Stanley Capital I Trust 2015-UBS8	4.587%	12/15/48	11,440	12,044
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	11,960	12,326
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	34,337	34,703
[4]	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	19,710	20,884
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	5,420	5,714
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	6,765	7,197
[4]	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	4,440	4,897
[4]	Morgan Stanley Mortgage Loan Trust 2006-8AR	4.484%	6/25/36	3,839	3,846
[4,7,10]	Motor plc 2017-1A, 1M USD LIBOR + 0.530%	2.796%	9/25/24	22,191	22,188
[4,10]	MSBAM Commercial Mortgage Securities Trust 2012-CKSV	3.277%	10/15/30	37,985	38,260
[4,7,10]	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	3.116%	6/25/65	4,338	4,348
[4,7,10]	Navient Student Loan Trust 2016-6A, 1M USD LIBOR + 0.750%	3.016%	3/25/66	25,878	26,015
[4,10]	Navient Student Loan Trust 2017-A	2.880%	12/16/58	17,580	17,749
[4,7,10]	Navient Student Loan Trust 2018-1, 1M USD LIBOR + 0.190%	2.456%	3/25/67	830	830
[4,10]	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	75,558	76,614

12

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4,10]	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	13,300	13,817
[4,10]	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	63,650	67,419
[4,10]	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	7,493	7,538
[4,10]	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	54,450	56,215
[4,10]	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	38,720	40,234
[4,10]	Navient Student Loan Trust 2019-B	3.390%	12/15/59	17,930	18,465
[4,7]	New Mexico Educational Assistance Foundation 2013-1, 1M USD LIBOR + 0.700%	3.102%	1/2/25	11,637	11,537
[4]	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	19,657	19,650
[4]	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	11,020	11,192
[4]	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	21,790	21,989
[4]	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	10,700	10,858
[4]	Nissan Auto Receivables 2017-C Owner Trust	2.120%	4/18/22	39,090	39,061
[4]	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	22,040	22,090
[4]	Nissan Auto Receivables 2018-B Owner Trust	3.160%	12/16/24	10,430	10,710
[4]	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	7,290	7,497
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	103,450	104,429
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	20,100	20,403
[4,10]	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	10,230
[4,10]	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,360	8,372
[4,7,10]	Pepper Residential Securities Trust 2017-A, 1M USD LIBOR + 1.100%	3.479%	3/10/58	2,747	2,748
[4,7,10]	Pepper Residential Securities Trust 2018-A, 1M USD LIBOR + 0.950%	3.319%	3/12/47	753	754
[4,7,10]	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	3.212%	1/16/60	27,440	27,406
[4,7,10]	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	3.272%	6/20/60	15,069	15,035
[4,7,10]	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR + 0.950%	3.250%	8/18/60	10,609	10,611
[4,7,10]	Permanent Master Issuer plc 2018-1A, 3M USD LIBOR + 0.380%	2.683%	7/15/58	12,200	12,202
[4,10]	PFS Financing Corp. 2017-B	2.220%	7/15/22	20,500	20,451
[4,7,10]	PFS Financing Corp. 2017-C, 1M USD LIBOR + 0.470%	2.795%	10/15/21	32,830	32,828
[4,10]	PFS Financing Corp. 2017-D	2.400%	10/17/22	34,130	34,117
[4,10]	PFS Financing Corp. 2018-D	3.190%	4/17/23	12,740	12,910
[4,7,10]	PHEAA Student Loan Trust 2016-2A, 1M USD LIBOR + 0.950%	3.216%	11/25/65	24,485	24,431
[4,10]	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	7,174	7,168
[4,10]	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	24,949	24,908
[4,10]	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	9,310	9,327
[4,10]	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	15,540	15,513
[4,10]	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	4,030	4,040
[4,10]	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	17,796	17,942
[4,10]	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	2,220	2,244
[4,10]	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	23,335	24,089
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	6,949	7,058
[4,7,10]	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	3.179%	11/10/49	23,543	23,512
[4,7,10]	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	3.210%	12/5/59	30,896	30,933
[4,7,10]	Resimac Premier Series 2018-2, 1M USD LIBOR + 0.850%	3.229%	4/10/50	4,388	4,380
[4]	RFMSI Series 2006-SA2 Trust	5.109%	8/25/36	10,546	8,856
[4]	RFMSI Series 2006-SA3 Trust	5.250%	9/25/36	3,911	3,451
[4]	Santander Drive Auto Receivables Trust 2015-3	3.490%	5/17/21	12,446	12,475
[4]	Santander Drive Auto Receivables Trust 2016-2	3.390%	4/15/22	4,120	4,161
[4]	Santander Drive Auto Receivables Trust 2016-3	2.460%	3/15/22	12,099	12,095
[4]	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	5,760	5,774
[4]	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	2,953	2,953
[4]	Santander Drive Auto Receivables Trust 2018-1	2.960%	3/15/24	35,160	35,340
[4]	Santander Drive Auto Receivables Trust 2018-1	3.320%	3/15/24	15,340	15,508
[4]	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	24,700	24,810

13

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Santander Drive Auto Receivables Trust 2018-3	4.070%	8/15/24	40,900	42,016
[4]	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	21,750	22,312
[4]	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	35,530	36,570
[4,10]	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	5,760	5,752
[4,10]	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	31,400	31,554
[4,10]	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	11,210	11,297
[4,10]	Santander Retail Auto Lease Trust 2018-A	3.200%	4/20/22	9,390	9,452
[4,10]	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	21,865	22,049
[4,10]	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	63,500	64,070
[4,10]	SBA Tower Trust	3.156%	10/8/20	10,760	10,761
[4,10]	Securitized Term Auto Receivables Trust 2016-1A	1.794%	2/25/21	9,377	9,353
[4,10]	Securitized Term Auto Receivables Trust 2017-2A	2.289%	3/25/22	10,240	10,217
[4,10]	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	5,360	5,476
[4,10]	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	6,450	6,632
[4,10]	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	2,996	3,013
[4,10]	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	4,977	4,976
[4,10]	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	1,309	1,308
[4,10]	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	14,700	14,681
[4,10]	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	5,860	5,876
[4,10]	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	4,100	4,177
[4]	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	4,780	4,734
[4,10]	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	9,434	9,500
[4,7,10]	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR + 1.500%	3.775%	2/17/32	8,746	8,928
[4,7,10]	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%	3.425%	9/15/34	10,080	10,134
[4,7,10]	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR + 0.900%	3.225%	9/15/34	13,547	13,566
[4,10]	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	19,880	20,044
[4,10]	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	51,170	52,822
[4,10]	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	21,900	22,751
[4,10]	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	24,940	25,819
[4,10]	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	6,430	6,457
[4,10]	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	6,290	6,267
[4,10]	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	5,324	5,303
[4,7,10]	SoFi Professional Loan Program 2016-D LLC, 1M USD LIBOR + 0.950%	3.216%	1/25/39	1,975	1,982
[4,10]	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	2,112	2,106
[4,10]	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	14,150	14,284
[4,7,10]	SoFi Professional Loan Program 2017-C LLC, 1M USD LIBOR + 0.600%	2.866%	7/25/40	1,187	1,188
[4,10]	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	7,540	7,577
[4,10]	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	15,792	15,741
[4,10]	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	9,940	9,980
[4,10]	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	12,493	12,460
[4,10]	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	12,320	12,431
[4,10]	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	18,560	18,556
[4,10]	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	15,490	15,691
[4,10]	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	27,178	27,930
[4,10]	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	43,720	45,661
[4,10]	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	41,350	43,013
[4,10]	SoFi Professional Loan Program 2019-B LLC	3.090%	8/17/48	16,050	16,330
[4,10]	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	12,760	13,264
[4]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	34,590	35,474
[4]	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	25,420	25,444
[4]	Synchrony Credit Card Master Note Trust 2015-4	2.380%	9/15/23	34,390	34,423
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.950%	5/15/24	10,715	10,747
[4]	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	16,935	16,920
[4]	Synchrony Credit Card Master Note Trust 2016-3	1.910%	9/15/22	29,333	29,308
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	31,940	32,379
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.820%	10/15/25	9,688	9,776
[4]	Synchrony Credit Card Master Note Trust 2017-2	3.010%	10/15/25	13,000	13,119
[4,10]	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	8,383	8,504
[4,10]	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	12,010	12,625

14

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4,10]	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	10,418	11,126
[4,10]	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	7,406	7,403
[4,10]	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	1,480	1,480
[4,10]	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	1,180	1,181
[4,10]	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	1,330	1,334
[4,10]	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	95,688	97,058
[4,10]	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	10,750	11,013
[4,10]	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	6,850	6,980
[4,10]	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	10,898	11,239
[4,10]	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	8,897	8,915
[4,10]	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	4,346	4,378
[4,10]	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	4,873	4,961
[4,10]	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	1,449	1,490
[4,10]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	24,260	25,608
[4]	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	2,790	2,789
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	82,810	82,928
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	7,287	7,350
[4]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	13,640	14,010
[4]	Toyota Auto Receivables 2018-C Owner Trust	3.020%	12/15/22	23,380	23,726
[4]	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	10,160	10,383
[4]	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	4,880	4,989
[4,10]	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	47,250	46,890
[4,10]	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	52,600	52,869
[4,10]	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	41,150	41,653
[4,10]	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	21,060	22,259
[4,10]	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	2,690	2,681
[4,10]	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	28,899	29,643
[4]	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,299
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	13,995	14,952
[4]	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	5,849	6,174
[4,10]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	25,038	25,705
[4]	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	9,054	9,200
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	7,560	7,799
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	2,304	2,383
§,4	USAA Auto Owner Trust	2.160%	7/17/23	12,220	12,220
[4,10]	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	15,492	15,861
[4,10]	Verizon Owner Trust 2016-2A	1.680%	5/20/21	12,680	12,662
[4,10]	Verizon Owner Trust 2017-2A	1.920%	12/20/21	36,745	36,685
[4,10]	Verizon Owner Trust 2017-3	2.060%	4/20/22	15,165	15,137
[4,10]	Verizon Owner Trust 2017-3	2.380%	4/20/22	17,380	17,363
[4,10]	Verizon Owner Trust 2017-3	2.530%	4/20/22	18,650	18,675
[4,10]	Verizon Owner Trust 2018-1	2.820%	9/20/22	65,060	65,478
[4,10]	Verizon Owner Trust 2018-1	3.050%	9/20/22	23,660	23,889
[4]	Verizon Owner Trust 2018-A	3.230%	4/20/23	13,320	13,549
[4]	Verizon Owner Trust 2019-A	2.930%	9/20/23	23,130	23,493
[4,10]	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	13,561	13,831
[4,10]	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,304
[4,10]	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	3,270	3,318
[4,10]	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	2,450	2,480
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	15,280	15,470
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	6,970	7,124
[4]	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	8,910	9,192
[4]	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 Trust	4.742%	1/25/33	103	101
[4]	WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust	4.398%	8/25/33	448	445
[4]	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust	4.369%	9/25/33	742	743
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	29,323	29,834
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	1,650	1,700
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	6,782	7,018
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	35,262	37,641
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.285%	7/15/46	4,906	5,203
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	43,100	45,743

15

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	7,100	7,465
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.322%	8/15/50	12,250	12,904
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.458%	8/15/50	6,830	6,867
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	29,862	31,236
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	29,810	30,854
[4]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	33,330	34,419
[4]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.451%	2/15/48	49,460	51,931
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	54,193	57,551
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	4.224%	6/15/48	12,420	13,012
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.411%	9/15/58	22,214	23,183
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	20,610	21,932
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	4.067%	9/15/58	17,222	18,444
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	4.497%	9/15/58	11,490	12,078
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	23,212	24,930
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	8,550	9,207
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.543%	9/15/58	14,300	15,047
[4]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	33,065	35,291
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	23,085	23,158
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	34,455	36,493
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	9,590	10,118
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	11,967	12,899
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	15,680	16,533
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	5,750	5,966
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	65,280	68,867
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	45,250	48,165
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	39,807	42,113
[4]	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	17,855	18,996
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	7,660	8,161
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	55,010	60,279
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.514%	3/15/51	5,973	6,317
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	28,060	31,103
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	22,110	24,514
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	32,480	36,766
[4]	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	6,553	7,214
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	7,894	8,571
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	18,370	20,256
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	10,300	10,990
[4]	Wells Fargo Mortgage Backed Securities 2006-AR14 Trust	4.756%	10/25/36	5,769	5,604
[4,10]	Wendys Funding LLC 2015-1A	4.497%	6/15/45	6,247	6,465
[4,10]	Wendys Funding LLC 2018-1	3.573%	3/15/48	6,393	6,429
[4,10]	Wendys Funding LLC 2018-1	3.884%	3/15/48	9,614	9,698
[4,10]	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	35,485	37,554
[4,10]	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,719	12,052
[4]	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	10,955	11,140
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,800	12,128
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,228
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,491	4,576
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	21,367	21,702
[4]	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,936
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	2,230	2,298
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	19,073	19,581
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	14,980	15,937
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	14,650	15,797
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	3,048	3,125
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	9,770	10,399
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	5,984	6,163
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	27,830	29,833
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.694%	12/15/46	5,775	6,287
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	30,300	32,002
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	23,553	25,253
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	40,481	43,285
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.378%	5/15/47	11,110	11,666
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.513%	5/15/47	4,500	4,565

16

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	1,665	1,736
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	45,230	47,802
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.891%	8/15/47	7,130	7,533
[4]	WFRBS Commercial Mortgage Trust 2014-C21	4.234%	8/15/47	12,290	12,758
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	13,000	13,698
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	10,655	11,391
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	24,615	25,966
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	2,690	2,838
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	46,983	50,190
[4]	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	4,997	4,977
[4]	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	16,040	16,197
[4]	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	8,670	8,779
[4]	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,660	3,806
[4]	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	6,060	6,256
[4]	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	5,210	5,326
[4]	World Omni Automobile Lease Securitization Trust 2018-A	2.830%	7/15/21	21,500	21,595
[4]	World Omni Automobile Lease Securitization Trust 2018-B	3.190%	12/15/21	16,570	16,780
[4]	World Omni Automobile Lease Securitization Trust 2019-B	3.240%	7/15/24	5,750	5,809
[4,10]	World Omni Select Auto Trust A Series 2018-1 A3	3.460%	3/15/23	11,640	11,802
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $14,494,115)					14,822,109
Corporate Bonds (59.6%)
Finance (26.1%)
	Banking (23.0%)
[10]	ABN AMRO Bank NV	3.400%	8/27/21	58,200	59,275
	Ally Financial Inc.	3.875%	5/21/24	9,710	10,013
	American Express Co.	2.200%	10/30/20	158,870	158,466
	American Express Co.	3.700%	11/5/21	72,400	74,512
	American Express Co.	3.700%	8/3/23	128,195	133,975
	American Express Co.	2.500%	7/30/24	37,490	37,364
	American Express Credit Corp.	2.250%	5/5/21	10,413	10,409
[10]	ANZ New Zealand Int’l Ltd.	2.200%	7/17/20	29,275	29,210
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	37,465	37,820
[7,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.700%	4.260%	5/17/26	8,750	6,151
[10]	Banco Santander	2.500%	12/15/20	82,290	82,162
	Banco Santander SA	2.706%	6/27/24	48,400	48,232
	Bank of America Corp.	2.625%	10/19/20	43,700	43,849
	Bank of America Corp.	2.625%	4/19/21	12,146	12,191
[4]	Bank of America Corp.	2.369%	7/21/21	175,765	175,586
[4]	Bank of America Corp.	2.328%	10/1/21	162,270	161,994
[4]	Bank of America Corp.	2.738%	1/23/22	34,000	34,124
[4]	Bank of America Corp.	3.124%	1/20/23	44,075	44,765
	Bank of America Corp.	3.004%	12/20/23	112,818	114,287
	Bank of America Corp.	4.125%	1/22/24	48,795	52,040
[4]	Bank of America Corp.	3.550%	3/5/24	120,280	124,098
[4]	Bank of America Corp.	3.864%	7/23/24	13,200	13,815
	Bank of Montreal	2.900%	3/26/22	121,430	122,972
	Bank of Montreal	3.300%	2/5/24	89,350	92,333
	Bank of New York Mellon Corp.	2.050%	5/3/21	11,000	10,961
[4]	Bank of New York Mellon Corp.	2.661%	5/16/23	4,850	4,883
	Bank of New York Mellon Corp.	3.450%	8/11/23	31,390	32,623
	Bank of Nova Scotia	2.228%	12/11/19	114,005	113,988
	Bank of Nova Scotia	2.500%	1/8/21	36,955	37,026
	Bank of Nova Scotia	4.375%	1/13/21	7,700	7,927
	Bank of Nova Scotia	3.400%	2/11/24	23,045	23,955
[10]	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	7,165	7,154
[10]	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	45,495	45,458
[12]	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	17,600	21,543
[10]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	58,855	59,153

17

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[10]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	60,505	63,060
[12]	Barclays Bank plc	10.000%	5/21/21	47,365	65,976
[4]	Barclays plc	3.932%	5/7/25	48,525	49,006
	BB&T Corp.	2.050%	5/10/21	14,000	13,906
	BB&T Corp.	3.950%	3/22/22	4,300	4,448
	BB&T Corp.	3.050%	6/20/22	48,580	49,411
	BB&T Corp.	3.750%	12/6/23	33,980	35,881
[11]	BPCE SA	3.500%	4/24/20	7,950	5,513
[7,11]	BPCE SA, 3M Australian Bank Bill Rate + 1.300%	2.388%	4/24/20	21,310	14,657
	Branch Banking & Trust Co.	2.250%	6/1/20	86,765	86,693
	Branch Banking & Trust Co.	2.625%	1/15/22	124,364	124,965
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	29,145	29,320
[4]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	38,800	38,860
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	88,280	91,968
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	14,280	14,502
	Capital One Financial Corp.	3.050%	3/9/22	26,645	26,967
	Capital One NA	2.250%	9/13/21	15,602	15,513
	Citibank NA	2.125%	10/20/20	130,030	129,826
	Citibank NA	2.850%	2/12/21	262,150	264,541
	Citigroup Inc.	2.650%	10/26/20	68,589	68,778
	Citigroup Inc.	2.700%	3/30/21	13,175	13,240
	Citigroup Inc.	2.750%	4/25/22	63,390	63,879
[12]	Citigroup Inc.	2.750%	1/24/24	7,985	10,226
[4]	Citigroup Inc.	4.044%	6/1/24	43,705	45,882
	Citizens Bank NA	3.250%	2/14/22	38,875	39,537
	Comerica Inc.	3.700%	7/31/23	36,900	38,429
	Commonwealth Bank of Australia	2.400%	11/2/20	18,055	18,066
[10]	Commonwealth Bank of Australia	2.750%	3/10/22	36,895	37,273
[10]	Commonwealth Bank of Australia	2.500%	9/18/22	76,668	76,962
[10]	Commonwealth Bank of Australia	3.450%	3/16/23	54,409	56,355
[10]	Commonwealth Bank of Australia	3.350%	6/4/24	34,000	35,384
[7,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.650%	4.050%	6/3/26	3,200	2,247
	Cooperatieve Rabobank UA	2.750%	1/10/23	61,060	61,716
[10]	Cooperatieve Rabobank UA	3.875%	9/26/23	61,320	64,469
[11]	Cooperatieve Rabobank UA	5.000%	7/2/25	10,800	7,590
[7,11]	Cooperatieve Rabobank UA, 3M Australian Bank Bill Rate + 2.500%	3.677%	7/2/25	23,650	16,389
[4,10]	Credit Suisse Group AG	4.207%	6/12/24	63,000	65,723
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	33,090	33,326
[10]	Danske Bank A/S	2.750%	9/17/20	23,273	23,196
[13]	Danske Bank A/S	0.500%	5/6/21	32,908	36,283
[10]	Danske Bank A/S	2.000%	9/8/21	19,400	19,086
[10]	Danske Bank A/S	3.875%	9/12/23	34,000	34,966
	Deutsche Bank AG	3.150%	1/22/21	57,440	57,033
[10]	Federation des Caisses Desjardins du Quebec	2.250%	10/30/20	58,625	58,511
	Fifth Third Bancorp	3.650%	1/25/24	29,100	30,431
	Fifth Third Bank	2.200%	10/30/20	46,125	46,082
	Fifth Third Bank	2.250%	6/14/21	28,181	28,123
	Fifth Third Bank	2.875%	10/1/21	17,095	17,247
	First Republic Bank	2.500%	6/6/22	94,470	94,167
	Goldman Sachs Group Inc.	2.300%	12/13/19	159,650	159,610
	Goldman Sachs Group Inc.	2.750%	9/15/20	88,455	88,763
	Goldman Sachs Group Inc.	2.600%	12/27/20	256,295	256,262
	Goldman Sachs Group Inc.	2.875%	2/25/21	158,874	159,853
	Goldman Sachs Group Inc.	2.625%	4/25/21	98,334	98,458
	Goldman Sachs Group Inc.	2.350%	11/15/21	900	896
	Goldman Sachs Group Inc.	5.750%	1/24/22	89,948	96,431
	Goldman Sachs Group Inc.	3.000%	4/26/22	60,810	61,260
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	34,318	34,550
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	48,238	48,591
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	5,100	5,142
	Goldman Sachs Group Inc.	3.625%	2/20/24	62,105	64,448
	Goldman Sachs Group Inc.	4.000%	3/3/24	14,800	15,623

18

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Goldman Sachs Group Inc.	3.850%	7/8/24	19,400	20,346
[7,11]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	2.631%	8/26/20	14,870	10,230
[7,11]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%	2.736%	9/8/21	19,280	13,346
	HSBC Bank USA NA	4.875%	8/24/20	23,750	24,375
	HSBC Holdings plc	2.950%	5/25/21	109,905	110,623
	HSBC Holdings plc	2.650%	1/5/22	75,105	75,224
	HSBC Holdings plc	4.000%	3/30/22	9,700	10,041
[4]	HSBC Holdings plc	3.262%	3/13/23	111,540	113,245
	HSBC Holdings plc	3.600%	5/25/23	33,195	34,414
[4]	HSBC Holdings plc	3.033%	11/22/23	96,585	97,526
[4]	HSBC Holdings plc	3.950%	5/18/24	56,352	58,606
[4]	HSBC Holdings plc	3.803%	3/11/25	116,630	120,467
	Huntington National Bank	2.375%	3/10/20	54,920	54,891
	Huntington National Bank	2.875%	8/20/20	33,581	33,727
	Huntington National Bank	2.500%	8/7/22	55,115	55,286
	Huntington National Bank	3.550%	10/6/23	42,085	43,917
[10]	ING Bank NV	2.700%	8/17/20	3,907	3,924
[13]	Intesa Sanpaolo SPA	1.125%	3/4/22	7,700	8,721
	JPMorgan Chase & Co.	2.250%	1/23/20	14,238	14,232
	JPMorgan Chase & Co.	2.750%	6/23/20	118,678	119,068
	JPMorgan Chase & Co.	4.250%	10/15/20	25,589	26,160
	JPMorgan Chase & Co.	2.550%	10/29/20	181,838	182,165
	JPMorgan Chase & Co.	2.550%	3/1/21	41,825	41,945
	JPMorgan Chase & Co.	2.295%	8/15/21	5,427	5,417
	JPMorgan Chase & Co.	4.500%	1/24/22	7,302	7,666
[4]	JPMorgan Chase & Co.	3.514%	6/18/22	130,215	132,750
	JPMorgan Chase & Co.	3.250%	9/23/22	13,000	13,342
	JPMorgan Chase & Co.	2.972%	1/15/23	106,262	107,549
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	96,455	97,238
	JPMorgan Chase & Co.	2.700%	5/18/23	42,765	43,177
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	86,030	89,056
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	76,460	80,774
	KeyBank NA	2.500%	11/22/21	5,765	5,783
	KeyBank NA	2.300%	9/14/22	14,580	14,538
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	55,607
[4]	Lloyds Banking Group plc	2.907%	11/7/23	78,040	77,616
	Macquarie Bank Ltd.	6.625%	4/7/21	6,530	6,932
[4,10]	Macquarie Group Ltd.	3.189%	11/28/23	6,826	6,918
[4]	Macquarie Group Ltd.	3.189%	11/28/23	17,040	17,269
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	34,335	34,250
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	14,920	14,965
[7]	Manufacturers & Traders Trust Co., 3M USD LIBOR + 0.640%	3.160%	12/1/21	9,755	9,728
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	38,663	38,908
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	19,965	20,344
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	10,400	10,324
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	114,195	116,123
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	90,000	90,156
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	160,733	161,252
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	194,065	202,223
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	56,670	58,559
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	46,000	46,231
[10]	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	30,625	30,716
	Mizuho Bank Ltd.	2.340%	12/4/19	185,675	185,736
[10]	Mizuho Bank Ltd.	2.950%	10/17/22	2,800	2,826
	Mizuho Financial Group Inc.	2.273%	9/13/21	15,995	15,924
	Mizuho Financial Group Inc.	2.953%	2/28/22	20,633	20,821
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	63,000	63,329
	Morgan Stanley	2.650%	1/27/20	45,913	45,965
	Morgan Stanley	2.800%	6/16/20	50,742	50,930
	Morgan Stanley	2.500%	4/21/21	14,000	14,029
	Morgan Stanley	5.500%	7/28/21	26,000	27,506

19

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley	2.625%	11/17/21	214,379	215,086
	Morgan Stanley	2.750%	5/19/22	87,610	88,191
	Morgan Stanley	3.125%	1/23/23	155,676	158,500
	Morgan Stanley	3.750%	2/25/23	19,425	20,201
[4]	Morgan Stanley	2.720%	7/22/25	37,000	37,081
[10]	MUFG Bank Ltd.	2.300%	3/5/20	68,518	68,466
[10]	MUFG Bank Ltd.	2.750%	9/14/20	88,651	89,210
[10]	MUFG Bank Ltd.	2.850%	9/8/21	21,300	21,435
	MUFG Union Bank NA	3.150%	4/1/22	115,775	117,855
	National Bank of Canada	2.200%	11/2/20	151,645	151,442
[4,10]	Nationwide Building Society	3.766%	3/8/24	6,900	7,010
[13]	NIBC Bank NV	1.500%	1/31/22	7,850	8,987
[12]	NIBC Bank NV	3.125%	11/15/23	10,900	13,703
[4]	Oversea-Chinese Banking Corp. Ltd.	4.000%	10/15/24	19,600	19,648
	PNC Bank NA	2.300%	6/1/20	14,636	14,626
	PNC Bank NA	2.600%	7/21/20	43,010	43,100
	PNC Bank NA	2.450%	11/5/20	15,636	15,652
	PNC Bank NA	2.150%	4/29/21	14,504	14,460
	PNC Bank NA	2.550%	12/9/21	37,330	37,456
	PNC Bank NA	2.625%	2/17/22	91,150	91,650
	PNC Bank NA	2.700%	11/1/22	36,000	36,139
	PNC Bank NA	3.800%	7/25/23	15,250	15,931
	PNC Financial Services Group Inc.	2.854%	11/9/22	12,000	12,153
	PNC Funding Corp.	5.125%	2/8/20	7,230	7,332
	Regions Financial Corp.	2.750%	8/14/22	10,605	10,656
	Royal Bank of Canada	2.150%	10/26/20	150,358	149,887
	Royal Bank of Canada	3.700%	10/5/23	36,705	38,482
	Royal Bank of Canada	2.550%	7/16/24	25,250	25,259
[4]	Royal Bank of Scotland Group plc	4.269%	3/22/25	38,800	39,745
	Santander Holdings USA Inc.	3.700%	3/28/22	78,880	80,578
	Santander Holdings USA Inc.	3.400%	1/18/23	58,410	59,168
[4]	Santander UK Group Holdings plc	3.373%	1/5/24	48,580	48,853
[4]	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	27,388
	Santander UK plc	3.750%	11/15/21	43,750	44,899
[10]	Santander UK plc	5.000%	11/7/23	12,306	12,930
	Santander UK plc	4.000%	3/13/24	31,300	32,815
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	6,400	6,401
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	114,717	114,577
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	66,325	66,872
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	23,480	23,657
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	21,837	22,297
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	43,172	45,061
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	96,500	96,339
[7,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	2.475%	3/29/22	41,051	28,266
[4]	SunTrust Bank	3.525%	10/26/21	48,600	49,300
	SunTrust Bank	2.800%	5/17/22	155,900	157,442
	SunTrust Bank	2.450%	8/1/22	79,275	79,305
	SunTrust Bank	3.200%	4/1/24	105,950	109,084
[4]	SunTrust Bank	3.689%	8/2/24	27,870	28,999
	SunTrust Banks Inc.	2.700%	1/27/22	46,750	46,980
	Svenska Handelsbanken AB	2.450%	3/30/21	52,150	52,252
	Svenska Handelsbanken AB	1.875%	9/7/21	35,465	35,073
	Svenska Handelsbanken AB	3.900%	11/20/23	43,175	45,728
[12]	Swedbank AB	1.250%	12/29/21	19,410	23,635
[12]	Swedbank AB	1.625%	12/28/22	38,080	46,825
	Synchrony Bank	3.000%	6/15/22	28,060	28,226
	Toronto-Dominion Bank	3.150%	9/17/20	62,755	63,347
	Toronto-Dominion Bank	3.250%	6/11/21	175,910	178,860
	Toronto-Dominion Bank	3.500%	7/19/23	117,890	123,164
[10]	UBS AG	2.450%	12/1/20	171,865	172,307
[10]	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	35,067	35,358
[10]	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	43,320	43,443
[10]	UBS Group Funding Switzerland AG	3.491%	5/23/23	20,975	21,424

20

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	United Overseas Bank Ltd.	3.750%	9/19/24	11,360	11,371
	US Bancorp	2.950%	7/15/22	29,300	29,796
	US Bancorp	3.375%	2/5/24	39,325	40,968
	US Bancorp	2.400%	7/30/24	42,000	41,876
	US Bank NA	2.050%	10/23/20	53,201	53,091
	US Bank NA	3.450%	11/16/21	43,025	44,118
	US Bank NA	2.650%	5/23/22	70,615	71,301
§,14	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	4.600%	4/1/21	7,000	7,253
	Wells Fargo & Co.	2.100%	7/26/21	41,205	41,010
	Wells Fargo & Co.	2.625%	7/22/22	119,600	120,180
	Wells Fargo & Co.	3.069%	1/24/23	19,500	19,785
	Wells Fargo & Co.	3.450%	2/13/23	44,500	45,532
	Wells Fargo & Co.	3.750%	1/24/24	85,675	89,836
7,11	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	2.348%	7/27/21	23,240	16,091
	Wells Fargo Bank NA	2.600%	1/15/21	48,600	48,836
4	Wells Fargo Bank NA	3.325%	7/23/21	292,995	295,433
	Wells Fargo Bank NA	3.625%	10/22/21	146,400	150,208
	Wells Fargo Bank NA	3.550%	8/14/23	71,290	74,172
	Westpac Banking Corp.	2.100%	5/13/21	13,549	13,502
	Westpac Banking Corp.	2.000%	8/19/21	104,845	104,078
	Westpac Banking Corp.	2.750%	1/11/23	157,175	159,074
	Westpac Banking Corp.	3.300%	2/26/24	67,310	69,790
7,11	Westpac Banking Corp., 3M Australian Bank Bill Rate + 3.100%	4.466%	3/10/26	5,200	3,664
	Brokerage (0.3%)
	Ameriprise Financial Inc.	3.000%	3/22/22	37,000	37,577
13	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	26,785	30,479
	Franklin Resources Inc.	2.800%	9/15/22	28,672	29,027
	Invesco Finance plc	3.125%	11/30/22	29,485	30,001
§,14	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
	Stifel Financial Corp.	3.500%	12/1/20	14,595	14,731
	TD Ameritrade Holding Corp.	2.950%	4/1/22	8,809	8,948
	Finance Companies (0.1%)
11	GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	65,910	46,645
10	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	14,555	14,487
	Insurance (1.7%)
	Aflac Inc.	3.625%	11/15/24	3,900	4,108
10	AIG Global Funding	2.150%	7/2/20	14,635	14,586
10	AIG Global Funding	2.700%	12/15/21	13,080	13,146
	Alleghany Corp.	5.625%	9/15/20	8,890	9,188
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	12,954	13,480
	AXIS Specialty Finance LLC	5.875%	6/1/20	1,508	1,550
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	36,720	36,708
	Berkshire Hathaway Inc.	2.100%	8/14/19	4,875	4,875
	Berkshire Hathaway Inc.	2.750%	3/15/23	46,376	47,275
	Centene Corp.	6.125%	2/15/24	12,088	12,662
	Chubb INA Holdings Inc.	2.300%	11/3/20	20,385	20,392
	Chubb INA Holdings Inc.	2.875%	11/3/22	22,700	23,041
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,875	5,960
	Coventry Health Care Inc.	5.450%	6/15/21	8,200	8,565
10	Five Corners Funding Trust	4.419%	11/15/23	61,650	65,745
	Lincoln National Corp.	4.000%	9/1/23	5,000	5,268
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	19,410	19,401
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	7,925	8,220
10	MassMutual Global Funding II	2.750%	6/22/24	24,695	25,044
10	Metropolitan Life Global Funding I	1.550%	9/13/19	18,115	18,096
10	Metropolitan Life Global Funding I	3.450%	10/9/21	29,365	30,049
10	Metropolitan Life Global Funding I	3.600%	1/11/24	12,965	13,621
10	New York Life Global Funding	1.950%	2/11/20	19,470	19,439
10	Pricoa Global Funding I	2.550%	11/24/20	6,830	6,837

21

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	Pricoa Global Funding I	2.200%	6/3/21	11,590	11,550
10	Principal Life Global Funding II	2.204%	12/11/19	176,925	176,730
10	Principal Life Global Funding II	2.200%	4/8/20	28,665	28,650
	Progressive Corp.	3.750%	8/23/21	19,046	19,629
10	Protective Life Global Funding	2.700%	11/25/20	45,185	45,355
	Prudential Financial Inc.	4.500%	11/15/20	1,423	1,462
	Prudential Financial Inc.	4.500%	11/16/21	14,589	15,312
	Reinsurance Group of America Inc.	6.450%	11/15/19	21,183	21,424
	Reinsurance Group of America Inc.	5.000%	6/1/21	4,750	4,944
10	Reliance Standard Life Global Funding II	2.500%	1/15/20	28,115	28,119
10	Reliance Standard Life Global Funding II	2.375%	5/4/20	24,320	24,285
10	Reliance Standard Life Global Funding II	3.850%	9/19/23	36,230	37,528
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	34,800	34,996
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,390
	UnitedHealth Group Inc.	4.700%	2/15/21	12,750	13,137
	UnitedHealth Group Inc.	2.375%	10/15/22	82,000	82,279
	UnitedHealth Group Inc.	2.875%	3/15/23	9,700	9,881
	UnitedHealth Group Inc.	3.500%	2/15/24	34,350	36,004
	UnitedHealth Group Inc.	2.375%	8/15/24	26,000	25,954
	Real Estate Investment Trusts (1.0%)
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	26,190	27,742
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	45,115	46,485
	Brandywine Operating Partnership LP	4.100%	10/1/24	7,205	7,493
	Brixmor Operating Partnership LP	3.875%	8/15/22	10,845	11,175
	Brixmor Operating Partnership LP	3.650%	6/15/24	33,550	34,389
	Camden Property Trust	4.625%	6/15/21	650	672
	Camden Property Trust	2.950%	12/15/22	9,760	9,910
	Camden Property Trust	4.875%	6/15/23	3,025	3,271
	Camden Property Trust	4.250%	1/15/24	12,000	12,681
	Camden Property Trust	3.500%	9/15/24	1,785	1,857
	Digital Realty Trust LP	3.950%	7/1/22	44,160	45,832
	ERP Operating LP	4.750%	7/15/20	2,349	2,386
	Federal Realty Investment Trust	2.550%	1/15/21	14,551	14,578
	Federal Realty Investment Trust	3.000%	8/1/22	21,448	21,755
	Federal Realty Investment Trust	2.750%	6/1/23	2,800	2,825
13	GELF Bond Issuer I SA	1.750%	11/22/21	33,950	39,395
	HCP Inc.	4.000%	12/1/22	4,850	5,058
	HCP Inc.	4.250%	11/15/23	17,120	18,214
	HCP Inc.	4.200%	3/1/24	7,815	8,316
	HCP Inc.	3.400%	2/1/25	11,470	11,758
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,500	4,558
	Healthcare Trust of America Holdings LP	2.950%	7/1/22	14,635	14,735
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,139	13,447
	Highwoods Realty LP	3.200%	6/15/21	5,750	5,796
11	Lendlease Finance Ltd.	6.000%	5/13/20	9,710	6,848
	Liberty Property LP	4.750%	10/1/20	10,940	11,167
	Realty Income Corp.	5.750%	1/15/21	3,905	4,059
	Realty Income Corp.	3.250%	10/15/22	63,430	64,999
	Realty Income Corp.	3.875%	4/15/25	19,295	20,556
	Simon Property Group LP	4.375%	3/1/21	25,769	26,461
	Simon Property Group LP	4.125%	12/1/21	20,000	20,704
	Simon Property Group LP	2.350%	1/30/22	12,290	12,281
	Simon Property Group LP	3.375%	3/15/22	4,000	4,105
	Welltower Inc.	3.950%	9/1/23	29,145	30,610
	Welltower Inc.	3.625%	3/15/24	19,435	20,217
					15,773,045
Industrial (29.0%)
	Basic Industry (1.0%)
10	Air Liquide Finance SA	1.375%	9/27/19	44,940	44,886
10	Air Liquide Finance SA	1.750%	9/27/21	110,530	109,026
10	Air Liquide Finance SA	2.250%	9/27/23	8,407	8,346
	Airgas Inc.	2.375%	2/15/20	14,825	14,824
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	6,846	6,933

22

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	15,315	16,188
10	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	60,938	62,107
	Dow Chemical Co.	3.000%	11/15/22	9,705	9,822
	DuPont de Nemours Inc.	3.766%	11/15/20	24,437	24,862
	DuPont de Nemours Inc.	4.205%	11/15/23	106,935	113,824
	Eastman Chemical Co.	3.600%	8/15/22	19,770	20,257
	Ecolab Inc.	2.375%	8/10/22	18,145	18,168
11	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	4,160	2,854
	International Flavors & Fragrances Inc.	3.400%	9/25/20	15,560	15,686
	Newmont Goldcorp Corp.	3.500%	3/15/22	8,685	8,854
	Nutrien Ltd.	4.875%	3/30/20	6,160	6,251
	Nutrien Ltd.	3.150%	10/1/22	4,855	4,916
	Nutrien Ltd.	3.500%	6/1/23	1,945	1,991
	Nutrien Ltd.	3.625%	3/15/24	30,897	31,909
	Praxair Inc.	2.200%	8/15/22	2,836	2,835
	Vale Overseas Ltd.	6.250%	8/10/26	6,410	7,275
13	Vale SA	3.750%	1/10/23	23,140	27,660
	WestRock RKT Co.	4.900%	3/1/22	3,960	4,176
	WestRock RKT Co.	4.000%	3/1/23	35,251	36,613
	Capital Goods (2.1%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	17,900	18,116
10	Airbus Finance BV	2.700%	4/17/23	5,982	6,047
	Ball Corp.	4.000%	11/15/23	5,345	5,545
10	Berry Global Escrow Corp.	4.875%	7/15/26	3,880	4,037
	Boeing Co.	2.300%	8/1/21	55,930	55,863
	Boeing Co.	2.125%	3/1/22	10,420	10,359
	Boeing Co.	2.700%	5/1/22	38,845	39,206
	Boeing Co.	1.875%	6/15/23	14,281	13,969
	Boeing Co.	2.800%	3/1/24	19,435	19,691
	Boeing Co.	2.850%	10/30/24	7,500	7,600
	Caterpillar Financial Services Corp.	1.850%	9/4/20	9,755	9,716
	Caterpillar Financial Services Corp.	2.650%	5/17/21	94,315	95,036
	Caterpillar Financial Services Corp.	2.400%	6/6/22	30,370	30,491
	Caterpillar Financial Services Corp.	3.300%	6/9/24	21,550	22,484
10	CFX Escrow Corp.	6.000%	2/15/24	5,200	5,499
	CNH Industrial Capital LLC	4.875%	4/1/21	3,830	3,953
	CNH Industrial Capital LLC	4.375%	4/5/22	22,700	23,518
	CNH Industrial NV	4.500%	8/15/23	4,800	5,053
	Embraer Netherlands Finance BV	5.050%	6/15/25	6,200	6,719
	Embraer Netherlands Finance BV	5.400%	2/1/27	2,365	2,638
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,408
	Embraer SA	5.150%	6/15/22	21,700	22,965
	Johnson Controls International plc	5.000%	3/30/20	10,700	10,865
	Johnson Controls International plc	3.750%	12/1/21	857	881
	Johnson Controls International plc	3.625%	7/2/24	8,998	9,301
10	L3 Technologies Inc.	4.950%	2/15/21	24,327	25,064
10	L3 Technologies Inc.	3.850%	6/15/23	23,300	24,371
	Parker-Hannifin Corp.	3.500%	9/15/22	5,800	5,991
	Precision Castparts Corp.	2.500%	1/15/23	89,457	90,011
	Raytheon Co.	4.400%	2/15/20	2,070	2,091
	Raytheon Co.	2.500%	12/15/22	14,600	14,651
	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	4,713	4,730
	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	6,240	6,240
7,10	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3M USD LIBOR + 3.500%	5.803%	7/15/21	17,330	17,352
	Rockwell Collins Inc.	2.800%	3/15/22	41,987	42,290
	Stanley Black & Decker Inc.	2.900%	11/1/22	40,800	41,304
	Textron Inc.	7.250%	10/1/19	12,114	12,203
13	Thales SA	0.000%	5/31/22	20,800	23,164

23

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United Rentals North America Inc.	4.625%	7/15/23	25,775	26,323
	United Rentals North America Inc.	4.625%	10/15/25	5,640	5,725
	United Rentals North America Inc.	5.500%	5/15/27	1,580	1,649
	United Technologies Corp.	4.500%	4/15/20	36,514	37,037
	United Technologies Corp.	3.350%	8/16/21	8,800	8,970
	United Technologies Corp.	1.950%	11/1/21	19,000	18,825
	United Technologies Corp.	2.300%	5/4/22	79,695	79,517
	United Technologies Corp.	3.100%	6/1/22	77,650	79,344
	United Technologies Corp.	3.650%	8/16/23	276,860	289,756
	Communication (3.3%)
	America Movil SAB de CV	5.000%	3/30/20	15,470	15,728
	American Tower Corp.	3.000%	6/15/23	5,400	5,483
	AT&T Inc.	2.800%	2/17/21	9,800	9,859
	AT&T Inc.	4.450%	5/15/21	17,600	18,202
	AT&T Inc.	3.200%	3/1/22	9,900	10,079
	AT&T Inc.	3.800%	3/15/22	42,505	43,982
	AT&T Inc.	3.000%	6/30/22	36,594	37,154
	AT&T Inc.	2.625%	12/1/22	9,800	9,854
	AT&T Inc.	3.600%	2/17/23	79,603	82,492
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	24,548	25,564
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	56,000	58,623
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	49,519	52,547
	Comcast Corp.	5.150%	3/1/20	3,050	3,099
	Comcast Corp.	3.450%	10/1/21	11,821	12,116
	Comcast Corp.	3.125%	7/15/22	16,650	17,073
	Comcast Corp.	3.700%	4/15/24	33,228	35,105
10	Cox Communications Inc.	3.150%	8/15/24	27,090	27,545
	Crown Castle International Corp.	3.400%	2/15/21	57,918	58,560
	Crown Castle International Corp.	4.875%	4/15/22	18,000	19,065
	Crown Castle International Corp.	5.250%	1/15/23	66,590	72,169
	Crown Castle International Corp.	3.150%	7/15/23	41,835	42,675
	Crown Castle International Corp.	3.200%	9/1/24	58,815	59,999
10	Deutsche Telekom International Finance BV	1.950%	9/19/21	19,470	19,258
10	Deutsche Telekom International Finance BV	2.820%	1/19/22	26,000	26,184
	Discovery Communications LLC	2.200%	9/20/19	24,315	24,299
	Discovery Communications LLC	2.800%	6/15/20	53,165	53,234
	Discovery Communications LLC	4.375%	6/15/21	6,820	7,027
	Discovery Communications LLC	3.300%	5/15/22	14,436	14,700
	Discovery Communications LLC	3.500%	6/15/22	8,100	8,222
	Discovery Communications LLC	2.950%	3/20/23	90,377	91,190
	Discovery Communications LLC	3.800%	3/13/24	17,074	17,641
	Discovery Communications LLC	3.900%	11/15/24	26,620	27,699
10	Fox Corp.	3.666%	1/25/22	25,092	25,866
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	15,560	15,745
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	63,355	64,855
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	9,800	10,481
	NBCUniversal Media LLC	5.150%	4/30/20	102,329	104,416
	NBCUniversal Media LLC	4.375%	4/1/21	14,500	15,006
	NBCUniversal Media LLC	2.875%	1/15/23	69,890	71,224
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	83,655	86,056
	Qwest Corp.	6.750%	12/1/21	33,857	36,236
10	Sirius XM Radio Inc.	4.625%	7/15/24	5,145	5,274
10	Sky Ltd.	2.625%	9/16/19	12,200	12,199
10	Sky Ltd.	3.750%	9/16/24	24,800	26,279
10	Sky plc	3.125%	11/26/22	23,500	24,094
	T-Mobile USA Inc.	6.000%	3/1/23	25,187	25,596
	T-Mobile USA Inc.	6.500%	1/15/24	10,710	11,071
	T-Mobile USA Inc.	4.500%	2/1/26	8,080	8,221
11	Telstra Corp. Ltd.	7.750%	7/15/20	14,600	10,577
	Verizon Communications Inc.	3.125%	3/16/22	38,470	39,291
	Verizon Communications Inc.	2.450%	11/1/22	8,249	8,295

24

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Verizon Communications Inc.	5.150%	9/15/23	164,633	182,543
	Verizon Communications Inc.	4.150%	3/15/24	10,600	11,357
7,11	Verizon Communications Inc., 3M Australian Bank Bill Rate + 1.220%	2.780%	2/17/23	4,210	2,897
	Viacom Inc.	4.500%	3/1/21	14,725	15,121
	Viacom Inc.	3.875%	12/15/21	44,550	45,761
	Viacom Inc.	4.250%	9/1/23	94,005	98,947
	Vodafone Group plc	3.750%	1/16/24	19,004	19,810
10	Walt Disney Co.	3.000%	9/15/22	24,290	24,747
	Consumer Cyclical (3.3%)
10	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	21,840	21,895
	Alibaba Group Holding Ltd.	2.500%	11/28/19	9,314	9,315
10	Alimentation Couche-Tard Inc.	2.700%	7/26/22	59,525	59,589
	American Axle & Manufacturing Inc.	6.625%	10/15/22	3,970	4,019
	American Honda Finance Corp.	2.250%	8/15/19	41,660	41,657
	American Honda Finance Corp.	1.950%	7/20/20	14,640	14,606
	American Honda Finance Corp.	2.450%	9/24/20	16,675	16,709
	American Honda Finance Corp.	1.650%	7/12/21	9,900	9,774
	American Honda Finance Corp.	3.375%	12/10/21	87,100	89,171
13	American Honda Finance Corp.	0.350%	8/26/22	33,040	37,115
	American Honda Finance Corp.	3.450%	7/14/23	29,280	30,463
	American Honda Finance Corp.	3.625%	10/10/23	112,000	117,333
	AutoZone Inc.	2.875%	1/15/23	4,544	4,577
10	BMW US Capital LLC	3.250%	8/14/20	54,200	54,646
	Ford Motor Credit Co. LLC	2.597%	11/4/19	7,615	7,611
11	Ford Motor Credit Co. LLC	3.588%	6/2/20	28,134	19,729
	Ford Motor Credit Co. LLC	5.750%	2/1/21	11,559	12,004
	Ford Motor Credit Co. LLC	2.979%	8/3/22	8,780	8,690
	Ford Motor Credit Co. LLC	3.350%	11/1/22	48,500	48,425
	Ford Motor Credit Co. LLC	3.810%	1/9/24	9,800	9,795
	Ford Motor Credit Co. LLC	5.584%	3/18/24	38,700	41,413
	General Motors Co.	4.875%	10/2/23	24,704	26,253
	General Motors Financial Co. Inc.	2.450%	11/6/20	9,850	9,819
	General Motors Financial Co. Inc.	3.700%	11/24/20	49,450	50,030
	General Motors Financial Co. Inc.	4.200%	3/1/21	44,231	45,162
	General Motors Financial Co. Inc.	3.200%	7/6/21	63,607	64,048
	General Motors Financial Co. Inc.	4.375%	9/25/21	49,030	50,585
	General Motors Financial Co. Inc.	4.200%	11/6/21	43,800	45,099
	General Motors Financial Co. Inc.	3.450%	4/10/22	15,908	16,102
	General Motors Financial Co. Inc.	3.150%	6/30/22	4,900	4,922
	General Motors Financial Co. Inc.	3.250%	1/5/23	19,510	19,565
11	General Motors Financial Co. Inc.	3.850%	2/21/23	12,630	9,031
	General Motors Financial Co. Inc.	3.700%	5/9/23	10,461	10,655
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,800	10,170
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,500	5,681
	General Motors Financial Co. Inc.	5.100%	1/17/24	29,150	31,243
	General Motors Financial Co. Inc.	3.950%	4/13/24	24,350	24,945
	General Motors Financial Co. Inc.	3.500%	11/7/24	31,200	31,298
	General Motors Financial Co. Inc.	4.350%	4/9/25	6,591	6,811
10	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	67,134	67,103
10	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	62,102	61,875
10	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	69,387	69,074
10	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	6,244	6,249
10	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	41,944	41,582
	Lowe’s Cos. Inc.	4.625%	4/15/20	11,720	11,772
	Lowe’s Cos. Inc.	3.875%	9/15/23	28,164	29,537
	Macy’s Retail Holdings Inc.	3.450%	1/15/21	14,640	14,713
10	Nissan Motor Acceptance Corp.	1.550%	9/13/19	2,365	2,362
10	Nissan Motor Acceptance Corp.	2.550%	3/8/21	9,380	9,359
10	Nissan Motor Acceptance Corp.	1.900%	9/14/21	11,962	11,744
10	Nissan Motor Acceptance Corp.	3.650%	9/21/21	30,750	31,293
10	Nissan Motor Acceptance Corp.	2.600%	9/28/22	7,400	7,351
10	Nissan Motor Acceptance Corp.	3.875%	9/21/23	58,125	60,356

25

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PACCAR Financial Corp.	2.500%	8/14/20	2,930	2,941
10	Performance Food Group Inc.	5.500%	6/1/24	1,636	1,652
	TJX Cos. Inc.	2.750%	6/15/21	10,370	10,444
	Toyota Motor Corp.	3.183%	7/20/21	52,000	52,966
	Toyota Motor Credit Corp.	2.200%	1/10/20	48,655	48,660
	Toyota Motor Credit Corp.	4.500%	6/17/20	8,600	8,767
	Toyota Motor Credit Corp.	1.900%	4/8/21	3,610	3,591
	Toyota Motor Credit Corp.	2.750%	5/17/21	19,210	19,390
	Toyota Motor Credit Corp.	2.700%	1/11/23	7,080	7,175
	Toyota Motor Credit Corp.	3.450%	9/20/23	97,255	101,475
11	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	1,260	886
10	Volkswagen Group of America Finance LLC	3.875%	11/13/20	95,433	97,048
10	Volkswagen Group of America Finance LLC	4.000%	11/12/21	53,715	55,360
	Walmart Inc.	2.550%	4/11/23	17,221	17,474
	Walmart Inc.	3.400%	6/26/23	14,045	14,680
	Consumer Noncyclical (8.1%)
	AbbVie Inc.	2.300%	5/14/21	85,807	85,683
	AbbVie Inc.	3.375%	11/14/21	24,071	24,567
	AbbVie Inc.	2.900%	11/6/22	90,170	91,020
	AbbVie Inc.	3.200%	11/6/22	71,665	73,009
	AbbVie Inc.	2.850%	5/14/23	2,900	2,917
	AbbVie Inc.	3.750%	11/14/23	48,525	50,548
	Allergan Funding SCS	3.450%	3/15/22	11,000	11,204
	Allergan Funding SCS	3.850%	6/15/24	33,772	35,143
	Altria Group Inc.	9.250%	8/6/19	69,792	69,839
	Altria Group Inc.	3.490%	2/14/22	145,750	148,891
	Altria Group Inc.	2.850%	8/9/22	24,480	24,785
	AmerisourceBergen Corp.	3.500%	11/15/21	7,200	7,336
	Amgen Inc.	2.700%	5/1/22	15,340	15,417
	Amgen Inc.	2.650%	5/11/22	30,800	30,933
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	53,338	55,026
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	21,145	21,399
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	19,150	19,251
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	70,746	76,029
	AstraZeneca plc	3.500%	8/17/23	9,645	10,043
	BAT Capital Corp.	2.297%	8/14/20	33,497	33,420
	BAT Capital Corp.	2.764%	8/15/22	81,000	81,057
10	BAT International Finance plc	2.750%	6/15/20	4,800	4,804
13	BAT International Finance plc	4.875%	2/24/21	13,350	15,943
12	BAT International Finance plc	1.750%	7/5/21	14,538	17,865
10	BAT International Finance plc	3.250%	6/7/22	17,565	17,836
10	Bausch Health Cos. Inc.	6.500%	3/15/22	2,762	2,859
10	Bausch Health Cos. Inc.	7.000%	3/15/24	2,435	2,566
	Baxalta Inc.	3.600%	6/23/22	1,984	2,016
	Baxter International Inc.	1.700%	8/15/21	21,900	21,577
	Becton Dickinson & Co.	3.125%	11/8/21	34,675	35,121
	Becton Dickinson & Co.	2.894%	6/6/22	12,725	12,835
13	Becton Dickinson Euro Finance Sarl	0.174%	6/4/21	65,491	72,863
	Biogen Inc.	3.625%	9/15/22	36,347	37,509
	Boston Scientific Corp.	3.450%	3/1/24	24,165	25,093
10	Bristol-Myers Squibb Co.	2.550%	5/14/21	111,475	112,008
10	Bristol-Myers Squibb Co.	2.600%	5/16/22	186,865	188,556
	Celgene Corp.	2.250%	8/15/21	8,234	8,183
	Celgene Corp.	3.250%	8/15/22	61,772	63,305
	Celgene Corp.	3.550%	8/15/22	27,196	28,111
10	Cigna Corp.	3.200%	9/17/20	59,050	59,486
10	Cigna Corp.	3.400%	9/17/21	20,000	20,353
10	Cigna Corp.	3.750%	7/15/23	45,602	47,370
	CommonSpirit Health	4.200%	8/1/23	1,900	1,991
	Conagra Brands Inc.	4.950%	8/15/20	2,679	2,742
	Constellation Brands Inc.	4.250%	5/1/23	75,604	79,762
	CVS Health Corp.	2.800%	7/20/20	124,631	124,933
	CVS Health Corp.	3.350%	3/9/21	187,065	189,532

26

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CVS Health Corp.	2.125%	6/1/21	41,153	40,879
	CVS Health Corp.	3.500%	7/20/22	41,281	42,360
	CVS Health Corp.	2.750%	12/1/22	31,525	31,580
	CVS Health Corp.	3.700%	3/9/23	314,550	324,336
13	Diageo Finance plc	0.250%	10/22/21	48,600	54,360
	Dignity Health California	2.637%	11/1/19	2,000	2,001
	Express Scripts Holding Co.	2.600%	11/30/20	40,693	40,728
	Express Scripts Holding Co.	4.750%	11/15/21	32,200	33,799
	Express Scripts Holding Co.	3.900%	2/15/22	28,500	29,396
	Express Scripts Holding Co.	3.050%	11/30/22	38,085	38,557
	Express Scripts Holding Co.	3.000%	7/15/23	43,800	44,258
	Express Scripts Holding Co.	3.500%	6/15/24	33,000	34,082
11	FBG Finance Pty Ltd.	3.750%	8/7/20	18,740	13,088
	Gilead Sciences Inc.	1.850%	9/20/19	28,785	28,767
	Gilead Sciences Inc.	4.400%	12/1/21	10,471	10,904
	Gilead Sciences Inc.	3.250%	9/1/22	31,100	31,923
	Gilead Sciences Inc.	2.500%	9/1/23	15,225	15,275
	Gilead Sciences Inc.	3.700%	4/1/24	19,058	20,011
	GlaxoSmithKline Capital plc	2.875%	6/1/22	249,700	253,168
10	Grupo Bimbo SAB de CV	4.500%	1/25/22	11,180	11,566
	HCA Inc.	5.000%	3/15/24	86,830	94,211
10	Hologic Inc.	4.375%	10/15/25	14,000	14,227
	Keurig Dr Pepper Inc.	3.551%	5/25/21	97,445	99,226
10	Kraft Heinz Foods Co.	4.875%	2/15/25	83,600	86,257
	Kroger Co.	6.150%	1/15/20	13,050	13,263
	Kroger Co.	2.600%	2/1/21	39,050	39,121
	Kroger Co.	2.950%	11/1/21	43,700	44,129
	Kroger Co.	2.800%	8/1/22	33,700	34,002
	Kroger Co.	3.850%	8/1/23	4,900	5,123
	Kroger Co.	4.000%	2/1/24	13,700	14,442
	Laboratory Corp. of America Holdings	3.750%	8/23/22	25,015	25,744
10	Lamb Weston Holdings Inc.	4.625%	11/1/24	4,853	5,059
	McCormick & Co. Inc.	2.700%	8/15/22	4,900	4,914
	McKesson Corp.	2.700%	12/15/22	59,075	59,197
	McKesson Corp.	2.850%	3/15/23	14,515	14,563
13	Medtronic Global Holdings SCA	0.000%	3/7/21	126,280	140,130
	Molson Coors Brewing Co.	3.500%	5/1/22	30,238	30,964
10	Mylan Inc.	3.125%	1/15/23	8,715	8,733
13	Mylan NV	2.250%	11/22/24	7,080	8,442
10	Pernod Ricard SA	5.750%	4/7/21	4,850	5,100
10	Pernod Ricard SA	4.250%	7/15/22	18,900	19,802
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	338	335
	Philip Morris International Inc.	2.500%	8/22/22	19,354	19,379
	Philip Morris International Inc.	2.625%	3/6/23	3,500	3,517
10	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	93,618	93,399
10	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	102,610	103,282
	Reynolds American Inc.	4.000%	6/12/22	35,375	36,652
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	79,748	79,671
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	48,625	48,536
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	77,255	78,047
	SSM Health Care Corp.	3.688%	6/1/23	21,250	22,159
10	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	145,870	150,434
10	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	21,450	21,327
10	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	30,250	32,290
	Tenet Healthcare Corp.	4.750%	6/1/20	5,989	6,064
	Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	14,875	13,964
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,200	12,442
	Tyson Foods Inc.	4.500%	6/15/22	22,599	23,708
	Tyson Foods Inc.	3.900%	9/28/23	20,328	21,248
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	79,333	79,365
	Energy (5.6%)
	Anadarko Petroleum Corp.	4.850%	3/15/21	9,825	10,137
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.500%	10/15/19	33,520	33,621

27

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	31,634	32,330
	Apache Corp.	3.625%	2/1/21	7,780	7,862
	Baker Hughes a GE Co. LLC	3.200%	8/15/21	2,940	2,978
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	105,424	106,254
	BP Capital Markets America Inc.	4.500%	10/1/20	101,900	104,466
	BP Capital Markets America Inc.	4.742%	3/11/21	68,673	71,340
	BP Capital Markets America Inc.	3.245%	5/6/22	40,695	41,706
	BP Capital Markets America Inc.	2.520%	9/19/22	26,125	26,270
	BP Capital Markets America Inc.	2.750%	5/10/23	13,013	13,183
	BP Capital Markets America Inc.	3.216%	11/28/23	21,055	21,697
	BP Capital Markets America Inc.	3.790%	2/6/24	59,166	62,501
	BP Capital Markets America Inc.	3.224%	4/14/24	21,134	21,822
	BP Capital Markets plc	2.521%	1/15/20	22,624	22,645
	BP Capital Markets plc	2.315%	2/13/20	19,950	19,945
	BP Capital Markets plc	3.062%	3/17/22	10	10
	BP Capital Markets plc	2.500%	11/6/22	23,356	23,495
	Buckeye Partners LP	4.150%	7/1/23	3,230	3,174
	Buckeye Partners LP	4.350%	10/15/24	4,047	3,891
	Canadian Natural Resources Ltd.	2.950%	1/15/23	36,764	37,123
	Canadian Natural Resources Ltd.	3.800%	4/15/24	23,800	24,839
	Cenovus Energy Inc.	5.700%	10/15/19	36,523	36,752
	Concho Resources Inc.	4.375%	1/15/25	47,626	49,460
	ConocoPhillips Co.	2.400%	12/15/22	23,248	23,224
	Continental Resources Inc.	5.000%	9/15/22	57,368	57,870
	Continental Resources Inc.	4.500%	4/15/23	6,053	6,321
	Continental Resources Inc.	3.800%	6/1/24	22,180	22,701
	Dominion Energy Gas Holdings LLC	2.500%	12/15/19	21,500	21,480
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	11,700	11,747
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	12,700	13,113
	Enbridge Energy Partners LP	4.375%	10/15/20	975	995
	Encana Corp.	3.900%	11/15/21	4,860	4,965
	Energy Transfer Operating LP	4.150%	10/1/20	103,699	105,277
	Energy Transfer Operating LP	4.650%	6/1/21	15,830	16,340
	Energy Transfer Operating LP	5.200%	2/1/22	41,782	43,734
	Energy Transfer Operating LP	4.250%	3/15/23	4,866	5,068
	Energy Transfer Operating LP	4.200%	9/15/23	41,940	43,930
	Energy Transfer Operating LP	4.900%	2/1/24	20,621	21,989
	Energy Transfer Operating LP	4.500%	4/15/24	18,139	19,268
	Energy Transfer Partners LP / Regency Energy Finance Corp.	5.750%	9/1/20	8,167	8,366
	Energy Transfer Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	68,348	73,098
	Energy Transfer Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	34,214	36,260
	Energy Transfer Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	29,482	31,140
10	Eni SPA	4.000%	9/12/23	87,830	91,782
	Enterprise Products Operating LLC	2.550%	10/15/19	1,460	1,460
	Enterprise Products Operating LLC	5.200%	9/1/20	29,415	30,277
	Enterprise Products Operating LLC	2.850%	4/15/21	32,423	32,623
	Enterprise Products Operating LLC	3.500%	2/1/22	66,140	67,826
	EOG Resources Inc.	4.100%	2/1/21	24,303	24,984
	EQT Corp.	2.500%	10/1/20	29,300	29,114
	EQT Corp.	4.875%	11/15/21	1,995	2,055
	EQT Corp.	3.000%	10/1/22	72,296	70,098
	Husky Energy Inc.	3.950%	4/15/22	1,410	1,457
	Husky Energy Inc.	4.000%	4/15/24	3,255	3,410
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	10,202	10,415
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	58,328	59,790
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	11,725	12,086
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,855	5,095
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,597	13,153
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	77,198	79,911

28

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	7,301	7,470
	Kinder Morgan Inc.	3.050%	12/1/19	1,760	1,762
	Kinder Morgan Inc.	6.500%	9/15/20	5,396	5,568
10	Kinder Morgan Inc.	5.000%	2/15/21	26,005	26,856
	Kinder Morgan Inc.	3.150%	1/15/23	6,420	6,533
10	Kinder Morgan Inc.	5.625%	11/15/23	14,000	15,476
	Marathon Oil Corp.	2.700%	6/1/20	6,810	6,817
	Marathon Oil Corp.	2.800%	11/1/22	33,270	33,329
	Marathon Petroleum Corp.	3.400%	12/15/20	24,525	24,797
	Marathon Petroleum Corp.	4.750%	12/15/23	22,390	24,171
10	Midwest Connector Capital Co. LLC	3.625%	4/1/22	54,208	55,322
	Newfield Exploration Co.	5.750%	1/30/22	41,004	43,772
	Newfield Exploration Co.	5.625%	7/1/24	23,306	25,695
	Noble Energy Inc.	4.150%	12/15/21	4,845	4,986
	Phillips 66	4.300%	4/1/22	37,686	39,620
	Phillips 66 Partners LP	2.646%	2/15/20	15,137	15,134
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	20,908	21,474
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	29,874	30,535
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	10,132	10,442
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	102,986	106,693
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	21,818	23,574
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	77,660	84,455
	Shell International Finance BV	1.875%	5/10/21	40,885	40,661
	Shell International Finance BV	2.250%	1/6/23	40,260	40,310
	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	6,395	6,581
7	Spectra Energy Partners LP, 3M USD LIBOR + 0.700%	3.179%	6/5/20	97,570	97,815
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	51,102	52,472
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	12,610	12,820
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	23,370	24,506
	Total Capital Canada Ltd.	2.750%	7/15/23	18,464	18,784
	Total Capital International SA	2.218%	7/12/21	29,115	29,120
	Total Capital International SA	2.875%	2/17/22	30,553	31,054
	Total Capital International SA	2.700%	1/25/23	9,385	9,542
	Total Capital International SA	2.434%	1/10/25	51,980	52,172
	Total Capital SA	4.250%	12/15/21	19,525	20,424
	TransCanada PipeLines Ltd.	2.125%	11/15/19	133,475	133,287
	TransCanada PipeLines Ltd.	2.500%	8/1/22	26,092	25,919
7	TransCanada PipeLines Ltd., 3M USD LIBOR + 0.270%	2.793%	11/15/19	130,065	130,131
	Western Midstream Operating LP	5.375%	6/1/21	1,940	2,004
	Western Midstream Operating LP	4.000%	7/1/22	8,336	8,487
	Williams Cos. Inc.	5.250%	3/15/20	68,835	69,930
	Williams Cos. Inc.	4.125%	11/15/20	35,615	36,219
	Williams Cos. Inc.	4.000%	11/15/21	11,585	11,904
	Williams Cos. Inc.	3.600%	3/15/22	37,892	38,756
	Williams Cos. Inc.	3.350%	8/15/22	9,730	9,910
	Williams Cos. Inc.	4.300%	3/4/24	16,890	17,897
	Other Industrial (0.2%)
10	CK Hutchison International 17 II Ltd.	2.250%	9/29/20	95,155	94,767
	Technology (3.4%)
	Apple Inc.	2.400%	5/3/23	7,945	8,009
	Apple Inc.	3.000%	2/9/24	23,205	23,914
	Apple Inc.	3.450%	5/6/24	31,296	32,967
	Apple Inc.	2.850%	5/11/24	99,570	102,204
	Apple Inc.	2.750%	1/13/25	48,730	49,742
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	17,600	17,575
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	11,720	11,627
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	71,959	72,274
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	39,050	38,494
10	Broadcom Inc.	3.125%	4/15/21	48,700	48,947
10	Broadcom Inc.	3.125%	10/15/22	39,000	39,111

29

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	CommScope Finance LLC	5.500%	3/1/24	4,860	4,945
10	Dell International LLC / EMC Corp.	4.420%	6/15/21	131,237	135,109
10	Dell International LLC / EMC Corp.	4.000%	7/15/24	9,725	10,024
	Fidelity National Information Services Inc.	0.000%	8/19/19	14,800	14,780
13	Fidelity National Information Services Inc.	0.125%	5/21/21	19,400	21,570
10	First Data Corp.	5.750%	1/15/24	29,130	29,931
	Fiserv Inc.	2.750%	7/1/24	90,195	90,672
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	115,607	116,961
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	37,385	39,278
	International Business Machines Corp.	2.800%	5/13/21	113,210	114,142
	International Business Machines Corp.	2.500%	1/27/22	24,000	24,078
	International Business Machines Corp.	2.850%	5/13/22	171,510	173,824
	International Business Machines Corp.	3.000%	5/15/24	48,555	49,680
	Marvell Technology Group Ltd.	4.200%	6/22/23	29,250	30,310
10	MSCI Inc.	5.250%	11/15/24	42,733	43,962
10	NXP BV / NXP Funding LLC	3.875%	9/1/22	100,536	103,516
10	NXP BV / NXP Funding LLC	4.625%	6/1/23	19,500	20,548
10	NXP BV / NXP Funding LLC	4.875%	3/1/24	43,225	46,251
	Oracle Corp.	2.500%	10/15/22	9,800	9,876
	Oracle Corp.	2.625%	2/15/23	55,752	56,332
	Oracle Corp.	3.625%	7/15/23	8,000	8,397
	Oracle Corp.	2.400%	9/15/23	77,063	77,339
	Oracle Corp.	2.950%	11/15/24	63,255	64,928
	QUALCOMM Inc.	2.600%	1/30/23	94,450	94,820
	QUALCOMM Inc.	2.900%	5/20/24	9,750	9,889
	Total System Services Inc.	3.800%	4/1/21	49,370	50,246
	Tyco Electronics Group SA	2.350%	8/1/19	18,380	18,379
	Tyco Electronics Group SA	4.875%	1/15/21	6,020	6,221
	Tyco Electronics Group SA	3.500%	2/3/22	15,220	15,547
	Tyco Electronics Group SA	3.450%	8/1/24	17,647	18,228
§,4,10	Vantage Data Centers LLC	3.188%	7/15/44	6,000	6,000
	Verisk Analytics Inc.	5.800%	5/1/21	12,428	13,101
	Verisk Analytics Inc.	4.125%	9/12/22	18,719	19,568
	VMware Inc.	2.300%	8/21/20	29,350	29,267
	VMware Inc.	2.950%	8/21/22	48,630	48,992
	Transportation (2.0%)
10	Air Canada	7.750%	4/15/21	58,823	63,100
4,10	Air Canada 2013-1 Class B Pass Through Trust	5.375%	5/15/21	8,181	8,418
11	Aurizon Network Pty Ltd.	5.750%	10/28/20	23,510	16,883
11	Aurizon Network Pty Ltd.	4.000%	6/21/24	9,320	6,804
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	5,700	5,795
	Canadian National Railway Co.	2.850%	12/15/21	4,800	4,844
4	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.048%	11/1/20	1,364	1,409
4	Continental Airlines 2005-ERJ1 Pass Through Trust	9.798%	10/1/22	11,693	12,150
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	2,782	2,812
4	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	3,347	3,432
4	Continental Airlines 2012-2 Class B Pass Through Trust	5.500%	4/29/22	2,388	2,447
	CSX Corp.	3.400%	8/1/24	37,400	39,027
4	CSX Transportation Inc.	6.251%	1/15/23	2,104	2,314
4,15	Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718%	7/2/24	19,348	20,587
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	62,107	67,957
4	Delta Air Lines 2007-1 Class B Pass Through Trust	8.021%	8/10/22	6,239	6,849
4	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	12,158	12,379
4	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	2,515	2,552
4	Delta Air Lines 2019-1 Class A Pass Through Trust	3.404%	4/25/24	24,350	25,120
4	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	37,325	38,428
	Delta Air Lines Inc.	2.875%	3/13/20	41,950	41,966
	Delta Air Lines Inc.	3.400%	4/19/21	109,105	110,224
	Delta Air Lines Inc.	3.800%	4/19/23	70,250	72,339

30

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	ERAC USA Finance LLC	2.600%	12/1/21	7,215	7,228
10	ERAC USA Finance LLC	3.300%	10/15/22	34,000	34,749
10	ERAC USA Finance LLC	2.700%	11/1/23	21,000	21,085
	FedEx Corp.	3.400%	1/14/22	22,155	22,680
4,10	Heathrow Funding Ltd.	4.875%	7/15/23	44,150	45,761
10	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.200%	7/15/20	4,200	4,215
10	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.300%	4/1/21	34,000	34,332
11	Qantas Airways Ltd.	7.500%	6/11/21	39,200	29,618
11	Qantas Airways Ltd.	7.750%	5/19/22	4,780	3,787
	Ryder System Inc.	2.875%	6/1/22	48,550	48,963
	Ryder System Inc.	2.500%	9/1/22	14,200	14,177
	Ryder System Inc.	3.875%	12/1/23	13,690	14,382
	Ryder System Inc.	3.650%	3/18/24	72,895	76,213
	Southwest Airlines Co.	2.750%	11/16/22	29,000	29,143
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	3,224	3,416
4	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	6,458	6,648
4	Spirit Airlines Pass Through Trust 2017-1B	3.800%	2/15/26	19,150	19,296
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	15,490	16,395
	Union Pacific Corp.	3.200%	6/8/21	8,000	8,131
	Union Pacific Corp.	2.950%	3/1/22	78,305	79,507
	Union Pacific Corp.	4.163%	7/15/22	6,500	6,809
	Union Pacific Corp.	2.950%	1/15/23	22,500	22,878
	Union Pacific Corp.	3.150%	3/1/24	48,560	49,932
	United Parcel Service Inc.	2.450%	10/1/22	23,500	23,650
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	5,738	6,185
					17,527,766
Utilities (4.5%)
	Electric (4.3%)
	AEP Texas Inc.	2.400%	10/1/22	8,120	8,107
	Alabama Power Co.	3.375%	10/1/20	21,260	21,487
	Ameren Illinois Co.	2.700%	9/1/22	7,234	7,315
	American Electric Power Co. Inc.	2.150%	11/13/20	42,780	42,649
	Baltimore Gas & Electric Co.	3.500%	11/15/21	9,535	9,749
	Baltimore Gas & Electric Co.	2.800%	8/15/22	19,895	20,091
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	26,020	26,024
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	50,295	50,988
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	24,240	25,522
	CenterPoint Energy Inc.	3.600%	11/1/21	39,595	40,439
	CenterPoint Energy Inc.	3.850%	2/1/24	4,935	5,161
	Commonwealth Edison Co.	4.000%	8/1/20	27,778	28,145
	Dominion Energy Inc.	5.200%	8/15/19	4,175	4,179
	Dominion Energy Inc.	2.750%	9/15/22	31,882	31,956
7,10	Dominion Energy Inc., 3M USD LIBOR + 0.400%	2.920%	12/1/20	195,160	195,281
	DTE Electric Co.	3.900%	6/1/21	14,230	14,571
	DTE Electric Co.	2.650%	6/15/22	970	976
	DTE Energy Co.	2.600%	6/15/22	17,885	17,815
	DTE Energy Co.	3.300%	6/15/22	15,823	16,139
	DTE Energy Co.	3.700%	8/1/23	67,545	70,239
	DTE Energy Co.	3.850%	12/1/23	4,247	4,440
	Duke Energy Corp.	3.227%	3/11/22	290,625	299,457
	Duke Energy Corp.	3.950%	10/15/23	13,291	14,048
10	EDP Finance BV	4.125%	1/15/20	61,198	61,505
10	EDP Finance BV	5.250%	1/14/21	71,670	74,191
	Entergy Arkansas Inc.	3.750%	2/15/21	8,520	8,672
	Entergy Louisiana LLC	4.800%	5/1/21	12,415	12,788
	Entergy Louisiana LLC	3.300%	12/1/22	6,710	6,882
7,11	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.260%	1.288%	10/15/19	9,720	6,640
	Exelon Corp.	2.850%	6/15/20	37,065	37,163
	Exelon Corp.	5.150%	12/1/20	17,959	18,468
	Exelon Corp.	2.450%	4/15/21	8,638	8,619
	Exelon Corp.	3.497%	6/1/22	9,089	9,287
	Exelon Generation Co. LLC	2.950%	1/15/20	63,015	63,076

31

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Exelon Generation Co. LLC	3.400%	3/15/22	7,500	7,650
	FirstEnergy Corp.	2.850%	7/15/22	97,098	97,944
	FirstEnergy Corp.	4.250%	3/15/23	48,800	51,386
10	FirstEnergy Transmission LLC	4.350%	1/15/25	21,743	23,331
	Fortis Inc.	2.100%	10/4/21	22,465	22,252
	Georgia Power Co.	2.000%	9/8/20	50,060	49,818
	Georgia Power Co.	2.400%	4/1/21	50,514	50,465
13	innogy Finance BV	6.500%	8/10/21	12,600	15,835
	ITC Holdings Corp.	2.700%	11/15/22	29,250	29,312
	LG&E & KU Energy LLC	3.750%	11/15/20	13,482	13,659
	LG&E & KU Energy LLC	4.375%	10/1/21	9,505	9,827
	National Rural Utilities Cooperative Finance Corp.	1.500%	11/1/19	3,900	3,893
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	27,320	27,347
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	61,360	62,223
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	354,630	361,499
	NRG Energy Inc.	7.250%	5/15/26	12,612	13,621
	NSTAR Electric Co.	3.500%	9/15/21	16,700	17,014
	NSTAR Electric Co.	2.375%	10/15/22	7,475	7,482
	NV Energy Inc.	6.250%	11/15/20	6,800	7,118
10	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	48,545	49,177
	PECO Energy Co.	3.150%	10/15/25	3,885	4,017
	Pinnacle West Capital Corp.	2.250%	11/30/20	60,500	60,226
	PPL Capital Funding Inc.	4.200%	6/15/22	2,050	2,134
	PPL Capital Funding Inc.	3.500%	12/1/22	9,215	9,459
	Progress Energy Inc.	4.400%	1/15/21	58,514	59,780
	Progress Energy Inc.	3.150%	4/1/22	17,667	17,923
	Puget Energy Inc.	6.500%	12/15/20	15,190	15,958
	Puget Energy Inc.	6.000%	9/1/21	4,135	4,399
	Puget Energy Inc.	5.625%	7/15/22	47,334	50,582
	Southern Co.	2.750%	6/15/20	48,140	48,235
	Southern Co.	2.350%	7/1/21	76,255	75,988
	Southern Power Co.	1.950%	12/15/19	32,735	32,674
	Southwestern Electric Power Co.	3.550%	2/15/22	16,040	16,379
	Tampa Electric Co.	5.400%	5/15/21	12,630	13,214
7,11	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	1.405%	1/15/22	7,300	4,902
	Virginia Electric & Power Co.	3.450%	9/1/22	15,835	16,287
	Virginia Electric & Power Co.	3.450%	2/15/24	11,684	12,141
	Natural Gas (0.2%)
10	Engie SA	2.875%	10/10/22	7,269	7,372
	Sempra Energy	2.400%	2/1/20	58,530	58,456
	Sempra Energy	2.400%	3/15/20	10,265	10,250
	Sempra Energy	2.850%	11/15/20	9,770	9,812
	Sempra Energy	2.900%	2/1/23	16,585	16,677
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,533
	Other Utility (0.0%)
11	Energy Partnership Gas Pty Ltd.	4.250%	6/15/20	3,270	2,257
					2,738,577
Total Corporate Bonds (Cost $35,613,893)					36,039,388
Sovereign Bonds (6.2%)
10	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	4,600	5,153
10	Arab Petroleum Investments Corp.	4.125%	9/18/23	15,718	16,460
13	Arab Republic of Egypt	4.750%	4/16/26	4,800	5,504
	Argentine Republic	6.875%	4/22/21	24,560	22,073
13	Argentine Republic	3.875%	1/15/22	14,400	13,372
13	Argentine Republic	3.375%	1/15/23	16,309	14,530
10	Avi Funding Co. Ltd.	2.850%	9/16/20	11,075	11,104
	Avi Funding Co. Ltd.	2.850%	9/16/20	8,875	8,906
10	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,759
10	Banque Ouest Africaine de Developpement	5.000%	7/27/27	17,455	18,384
10	Bermuda	4.138%	1/3/23	6,000	6,273

32

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	Bermuda	4.854%	2/6/24	2,861	3,118
10	BNG Bank NV	2.125%	12/14/20	36,883	36,904
10	BOC Aviation Ltd.	2.375%	9/15/21	14,650	14,471
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	19,500	19,554
10	CDP Financial Inc.	4.400%	11/25/19	51,960	52,300
10	CDP Financial Inc.	3.150%	7/24/24	24,580	25,578
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	7,000	7,331
4	Ciudad Autonoma De Buenos Aires	8.950%	2/19/21	673	681
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	6,100	6,098
	CNPC General Capital Ltd.	2.700%	11/25/19	8,000	8,004
	Corp. Andina de Fomento	2.200%	7/18/20	45,131	44,935
	Corp. Andina de Fomento	4.375%	6/15/22	17,129	17,968
10	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,523	4,727
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	11,950	12,507
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	18,465	19,908
10	CPPIB Capital Inc.	1.250%	9/20/19	78,037	77,926
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	12,155	12,464
10	Dexia Credit Local SA	2.500%	1/25/21	97,550	97,963
10,16	Dexia Credit Local SA	1.875%	9/15/21	9,765	9,706
10	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,837
4	Dominican Republic	7.500%	5/6/21	3,627	3,820
	Dominican Republic	6.600%	1/28/24	4,125	4,590
10	Electricite de France SA	4.500%	9/21/28	31,087	34,196
	Emirate of Abu Dhabi	3.125%	10/11/27	16,217	16,830
	Equinor ASA	2.250%	11/8/19	19,500	19,479
	Equinor ASA	2.900%	11/8/20	10,000	10,081
	Equinor ASA	3.150%	1/23/22	2,000	2,043
	Export-Import Bank of India	2.750%	4/1/20	3,870	3,870
	Export-Import Bank of India	2.750%	8/12/20	5,317	5,316
	Export-Import Bank of Korea	2.375%	8/12/19	14,980	14,981
	Export-Import Bank of Korea	1.500%	10/21/19	56,405	56,322
	Export-Import Bank of Korea	5.125%	6/29/20	20,000	20,479
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,046
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,520
	Export-Import Bank of Korea	3.000%	11/1/22	14,078	14,326
7	Export-Import Bank of Korea, 3M USD LIBOR + 0.925%	3.501%	11/1/22	6,950	7,037
4	Federative Republic of Brazil	4.500%	5/30/29	10,310	10,735
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	19,500	19,496
	Fondo MIVIVIENDA SA	3.500%	1/31/23	9,720	9,899
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	7,730	8,389
	Harvest Operations Corp.	3.000%	9/21/22	2,875	2,910
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	5,400	5,413
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	22,740	22,759
10	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	11,990	12,590
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	22,300	22,340
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	7,050	7,066
7	Industrial & Commercial Bank of China Ltd., 3M USD LIBOR + 0.750%	3.310%	11/8/20	20,000	20,019
7,17	Japan Bank for International Cooperation, 3M USD LIBOR + 0.390%	2.668%	7/21/20	5,856	5,873
17	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	9,989
10	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	3,384
10	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,615
	Kingdom of Saudi Arabia	2.375%	10/26/21	71,255	71,276
10,13	Kingdom of Spain	2.700%	10/31/48	117,150	174,985
	Korea Development Bank	1.375%	9/12/19	19,715	19,699
	Korea Development Bank	4.625%	11/16/21	2,795	2,934
	Korea Development Bank	3.000%	3/19/22	12,145	12,329
	Korea Development Bank	3.250%	2/19/24	17,005	17,593
10	Korea Expressway Corp.	3.625%	10/22/21	7,780	7,970
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	11,764	11,927
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	4,267	4,268
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	12,435	12,684

33

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	Korea National Oil Corp.	2.875%	3/27/22	2,800	2,824
10	Korea Southern Power Co. Ltd.	3.000%	1/29/21	19,505	19,644
	KSA Sukuk Ltd.	2.894%	4/20/22	79,355	80,491
10	Nederlandse Waterschapsbank NV	1.250%	9/9/19	19,725	19,707
	North American Development Bank	2.400%	10/26/22	2,700	2,698
10	OCP SA	5.625%	4/25/24	7,800	8,492
10	Ontario Teachers’ Cadillac Fairview Properties Trust	3.125%	3/20/22	54,524	55,467
10	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	6,382
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	5,225	5,545
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	4,350	4,682
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	9,765	10,327
	Petrobras Global Finance BV	8.750%	5/23/26	6,565	8,173
	Petrobras Global Finance BV	7.375%	1/17/27	2,611	3,084
	Petroleos Mexicanos	5.500%	1/21/21	224,619	229,707
	Petroleos Mexicanos	6.875%	8/4/26	33,842	34,399
	Petroleos Mexicanos	6.500%	3/13/27	20,570	20,413
	Petroleos Mexicanos	5.350%	2/12/28	3,380	3,106
	Petronas Capital Ltd.	5.250%	8/12/19	10,580	10,587
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	2,050	2,051
	Province of Alberta	1.900%	12/6/19	24,370	24,336
	Province of Alberta	1.750%	8/26/20	1,300	1,294
10	Province of Alberta	1.750%	8/26/20	149,451	148,810
	Province of Nova Scotia	8.250%	7/30/22	12,785	14,888
	Province of Ontario	4.400%	4/14/20	25,595	25,969
	Province of Ontario	1.875%	5/21/20	9,770	9,741
	Province of Quebec	2.750%	8/25/21	16,785	17,024
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	5,102	5,185
4,10	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	1,616	1,640
	Republic of Colombia	4.375%	7/12/21	91,065	94,138
4	Republic of Colombia	2.625%	3/15/23	16,400	16,386
4	Republic of Colombia	4.500%	1/28/26	28,640	30,860
	Republic of Colombia	10.375%	1/28/33	2,501	3,914
	Republic of Croatia	6.750%	11/5/19	123,869	125,119
	Republic of Croatia	6.625%	7/14/20	18,770	19,470
	Republic of Croatia	6.375%	3/24/21	6,649	7,039
	Republic of Honduras	8.750%	12/16/20	35,522	37,977
	Republic of Hungary	6.250%	1/29/20	26,285	26,775
	Republic of Hungary	6.375%	3/29/21	101,720	108,152
	Republic of Hungary	5.375%	2/21/23	7,600	8,341
	Republic of Hungary	5.750%	11/22/23	6,939	7,832
	Republic of Indonesia	4.875%	5/5/21	28,504	29,631
10	Republic of Indonesia	3.700%	1/8/22	10,072	10,337
	Republic of Indonesia	3.750%	4/25/22	51,345	52,771
	Republic of Indonesia	5.875%	1/15/24	34,090	38,413
	Republic of Indonesia	4.125%	1/15/25	15,240	16,168
10	Republic of Latvia	2.750%	1/12/20	4,000	4,000
	Republic of Lithuania	7.375%	2/11/20	144,433	148,078
	Republic of Lithuania	6.125%	3/9/21	54,670	57,889
10	Republic of Lithuania	6.125%	3/9/21	8,205	8,684
	Republic of Lithuania	6.625%	2/1/22	16,400	18,105
	Republic of Panama	5.200%	1/30/20	43,704	44,247
4	Republic of Panama	4.000%	9/22/24	3,125	3,320
4	Republic of Panama	3.160%	1/23/30	12,900	12,964
	Republic of Poland	5.125%	4/21/21	22,315	23,403
	Republic of Poland	5.000%	3/23/22	46,710	50,020
	Republic of Romania	6.750%	2/7/22	2,672	2,930
	Republic of Romania	4.375%	8/22/23	8,750	9,261
13	Republic of Romania	2.000%	12/8/26	53,426	63,208
13	Republic of Romania	2.375%	4/19/27	1,621	1,947
10,13	Republic of Romania	2.124%	7/16/31	4,690	5,251
	Republic of Serbia	4.875%	2/25/20	16,916	17,101
	Republic of Serbia	7.250%	9/28/21	27,155	29,691
	Republic of Slovenia	5.500%	10/26/22	11,740	12,863
	Republic of Slovenia	5.850%	5/10/23	2,100	2,359

34

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	Republic of Slovenia	5.250%	2/18/24	8,600	9,648
	Republic of South Africa	5.500%	3/9/20	2,400	2,430
	Republic of South Africa	5.875%	9/16/25	14,505	15,737
7,11	SGSP Australia Assets Pty Ltd., 3M Australian Bank Bill Rate + 1.600%	2.781%	3/25/20	5,700	3,924
10	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	20,200	21,477
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	31,428	33,476
	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	8,500	9,102
	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	4,800	4,796
10	Sinopec Group Overseas Development 2017 Ltd.	2.375%	4/12/20	35,215	35,175
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	652	648
	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/27	19,300	19,632
	Slovak Republic	4.375%	5/21/22	3,000	3,165
10	Slovak Republic	4.375%	5/21/22	5,500	5,798
	Socialist Republic of Vietnam	6.750%	1/29/20	27,804	28,310
7	State Bank of India, 3M USD LIBOR + 0.950%	3.253%	4/6/20	42,900	42,993
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	8,654	9,208
	State Grid Overseas Investment 2016 Ltd.	2.250%	5/4/20	2,800	2,793
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	10,775	11,193
	State of Israel	3.150%	6/30/23	26,725	27,649
13	State of Israel	2.875%	1/29/24	2,710	3,384
13	State of Israel	1.500%	1/18/27	3,838	4,580
13	State of Israel	1.500%	1/16/29	15,190	18,246
	State of Kuwait	2.750%	3/20/22	42,883	43,342
	State of Qatar	4.000%	3/14/29	40,089	43,704
10	Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,280
10	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,019
18	United Mexican States	8.000%	9/5/24	1,555,560	83,713
	United Mexican States	3.600%	1/30/25	2,600	2,666
	United Mexican States	4.125%	1/21/26	2,900	3,037
13	United Mexican States	1.625%	4/8/26	22,205	25,388
	United Mexican States	4.500%	4/22/29	14,745	15,678
Total Sovereign Bonds (Cost $3,743,774)					3,791,077
Taxable Municipal Bonds (0.1%)
	California Department of Water Resources Water System Revenue (Central Valley Project)	1.871%	12/1/19	255	255
	California GO	6.200%	10/1/19	13,650	13,741
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	2.098%	8/1/19	16,589	16,589
Total Taxable Municipal Bonds (Cost $30,561)					30,585

				Shares
Convertible Preferred Stocks (0.0%)
§,14	Lehman Brothers Holdings Inc. Pfd. (Cost $28,924)	7.250%	Perpetual	29,160	—

35

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

						Market
						Value
		Coupon			Shares	($000)
Temporary Cash Investments (1.7%)
Money Market Fund (0.6%)
19	Vanguard Market Liquidity Fund	2.386%			3,789,269	378,965

					Face
				Maturity	Amount
				Date	($000)
Certificate of Deposit (0.4%)
	Cooperatieve Rabobank UA	1.980%		10/25/19	215,345	215,186

Commercial Paper (0.7%)
20	American Electric Power Co Inc.	2.515%		8/14/19	116,430	116,312
	Baker Hughes a GE Company LLC	2.535%		8/16/19	105,760	105,638
20	Enbridge US Inc.	2.587%		10/11/19	92,675	92,181
20	Fidelity National Information Services Inc.	2.556%		8/16/19	71,602	71,520
20	Molson Coors Brewing Co.	2.614%		8/5/19	44,130	44,114
						429,765
Total Temporary Cash Investments (Cost $1,024,072)						1,023,916

					Notional
					Amount on
					Underlying
			Expiration	Exercise	Swap
		Counterparty	Date	Rate	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays 3M LIBOR Quarterly, Receives 1.941% Semiannually	BNPSW	10/2/19	1.941%	62,680	533
	5-Year Interest Rate Swap, Pays 3M LIBOR Quarterly, Receives 1.857% Semiannually	DBAG	6/21/21	1.857%	125,360	2,154
	10-Year Interest Rate Swap, Pays 3M LIBOR Quarterly, Receives 1.916% Semiannually	GSCM	10/3/19	1.916%	156,700	1,184
	10-Year Interest Rate Swap, Pays 3M LIBOR Quarterly, Receives 2.035% Semiannually	JPMC	10/17/19	2.035%	62,680	895
						4,766
Put Swaptions
	10-Year Interest Rate Swap, Receives 3M LIBOR Quarterly, Pays 1.941% Semiannually	BNPSW	10/2/19	1.941%	62,680	569
	1-Year Interest Rate Swap, Receives 3M LIBOR Quarterly, Pays 2.260% Semiannually	CITNA	8/23/19	2.260%	629,270	53
	5-Year Interest Rate Swap, Receives 3M LIBOR Quarterly, Pays 1.857% Semiannually	DBAG	6/21/21	1.857%	125,360	1,932
	10-Year Interest Rate Swap, Receives 3M LIBOR Quarterly, Pays 1.916% Semiannually	GSCM	10/3/19	1.916%	156,700	1,633
	10-Year Interest Rate Swap, Receives 3M LIBOR Quarterly, Pays 2.035% Semiannually	JPMC	10/17/19	2.035%	62,680	393
	5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	BARC	8/21/19	0.600%	125,615	66

36

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	9/18/19	0.700%	251,340	123
					4,769
Total Options Purchased (Cost $12,141)					9,535
Total Investments (99.5%) (Cost $59,390,623)					60,180,152
Other Assets and Liabilities—Net (0.5%)					314,382
Net Assets (100%)					60,494,534

§	Security value determined using significant unobservable inputs.
1	Securities with a value of $26,409,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $5,576,000 have been segregated as collateral for open forward currency contracts and open over-the-counter swap contracts.
3	Securities with a value of $32,207,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2019.
6

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Inverse interest-only security.
9	Interest-only security.
10

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $11,870,080,000, representing 19.6% of net assets.

11	Face amount denominated in Australian dollars.
12	Face amount denominated in British pounds.
13	Face amount denominated in euro.
14	Non-income-producing security—security in default.
15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
16	Guaranteed by multiple countries.
17	Guaranteed by the Government of Japan.
18	Face amount denominated in Mexican pesos.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
20

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At July 31, 2019, the aggregate value of these securities was $324,127,000, representing 0.5% of net assets.

BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
CMT—Constant Maturing Treasury Rate.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
GSCM—Goldman Sachs Bank USA.
JPMC—JPMorgan Chase Bank, N.A.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

37

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.8%)
U.S. Government Securities (5.6%)
	United States Treasury Inflation Indexed Bond	0.125%	1/15/23	565,000	622,055
	United States Treasury Note/Bond	2.625%	2/28/23	265,000	272,205
	United States Treasury Note/Bond	2.125%	3/31/24	6,000	6,076
[1]	United States Treasury Note/Bond	2.875%	4/30/25	400,000	421,752
	United States Treasury Note/Bond	2.875%	5/31/25	135,000	142,404
[2]	United States Treasury Note/Bond	2.250%	11/15/27	30,000	30,642
[1]	United States Treasury Note/Bond	2.750%	2/15/28	26,152	27,737
[3]	United States Treasury Note/Bond	2.875%	5/15/28	200,000	214,250
					1,737,121
Conventional Mortgage-Backed Securities (0.1%)
[4,5]	UMBS TBA	4.000%	7/1/49–8/1/49	18,385	19,037
Nonconventional Mortgage-Backed Securities (0.1%)
[4,6,7,8]	Fannie Mae REMICS, 6.200% - 1M USD LIBOR	3.934%	10/25/47	29,871	5,275
[4,6,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	4.643%	9/1/32	129	131
[4,6,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.500%	8/1/32	210	217
[4,6,7,8]	Freddie Mac REMICS, 6.150% - 1M USD LIBOR	3.825%	1/15/42–1/15/45	22,209	3,555
[4,6,7,8]	Freddie Mac REMICS, 6.200% - 1M USD LIBOR	3.875%	12/15/47	11,426	2,093
[4,9]	Ginnie Mae REMICS	4.500%	1/20/48	347	61
[4,7,8]	Ginnie Mae REMICS, 5.650% - 1M USD LIBOR	3.378%	8/20/45	18,683	3,037
[4,7,8]	Ginnie Mae REMICS, 6.100% - 1M USD LIBOR	3.828%	9/20/46	14,119	2,916
[4,7,8]	Ginnie Mae REMICS, 6.200% - 1M USD LIBOR	3.929%	10/20/47–12/20/47	35,629	6,087
					23,372
Total U.S. Government and Agency Obligations (Cost $1,746,467)					1,779,530
Asset-Backed/Commercial Mortgage-Backed Securities (19.0%)
[4]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	5,050	5,077
[4]	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	3,030	3,104
[4]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	13,200	13,432
[4]	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	17,850	18,196
[4]	American Express Credit Account Master Trust 2019-1	2.870%	10/15/24	12,620	12,882
[4,10]	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	3,863	4,051
[4,10]	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,119
[4,10]	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	6,507	6,769
[4,10]	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	5,065	5,226
[4,10]	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	2,736	2,857
[4,10]	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	1,070	1,141
[4,10]	American Tower Trust #1	3.652%	3/23/28	5,300	5,531
[4,10]	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	6,402	6,646
[4,10]	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	3,540	3,765
[4]	AmeriCredit Automobile Receivables Trust 2016-1	3.590%	2/8/22	2,980	3,010
[4]	AmeriCredit Automobile Receivables Trust 2016-2	3.650%	5/9/22	3,280	3,319
[4]	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	3,390	3,404
[4]	AmeriCredit Automobile Receivables Trust 2018-2	4.010%	7/18/24	9,460	9,789
[4]	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	7,240	7,427
[4,10]	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	1,330	1,341
[4,10]	Applebee’s Funding LLC/IHOP Funding LLC 2019-1	4.194%	6/7/49	2,260	2,289
[4,10]	ARL Second LLC 2014-1A	2.920%	6/15/44	4,363	4,372
[4,10]	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	1,482	1,514
[4,10]	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	36,180	39,926
[4,10]	Avis Budget Rental Car Funding AESOP LLC 2015-1A	2.500%	7/20/21	7,140	7,140
[4,10]	Avis Budget Rental Car Funding AESOP LLC 2015-2A	2.630%	12/20/21	15,725	15,750
[4,10]	Avis Budget Rental Car Funding AESOP LLC 2016-1A	2.990%	6/20/22	1,540	1,553
[4,10]	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	4,220	4,284
[4,10]	Avis Budget Rental Car Funding AESOP LLC 2017-2A	2.970%	3/20/24	4,770	4,836
[4,10]	Avis Budget Rental Car Funding AESOP LLC 2018-1A	3.700%	9/20/24	2,320	2,419
[4,10]	Avis Budget Rental Car Funding AESOP LLC 2018-1A	4.730%	9/20/24	1,110	1,163
[4,10]	Avis Budget Rental Car Funding AESOP LLC 2018-2A	4.000%	3/20/25	9,270	9,799
[4,10]	Avis Budget Rental Car Funding AESOP LLC 2019-1A	3.450%	3/20/23	6,790	6,946

38

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4,10]	BAMLL Commercial Mortgage Securities Trust 2012-PARK	2.959%	12/10/30	4,975	5,103
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	3,350	3,491
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	3,916	4,176
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	4.361%	9/15/48	360	379
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	1,540	1,638
[4]	BANK 2017 - BNK4	3.625%	5/15/50	3,461	3,698
[4]	BANK 2017 - BNK5	3.390%	6/15/60	3,620	3,813
[4]	BANK 2017 - BNK6	3.254%	7/15/60	4,640	4,861
[4]	BANK 2017 - BNK6	3.518%	7/15/60	5,760	6,117
[4]	BANK 2017 - BNK6	3.741%	7/15/60	1,310	1,370
[4]	BANK 2017 - BNK7	3.435%	9/15/60	5,490	5,798
[4]	BANK 2017 - BNK8	3.488%	11/15/50	11,570	12,270
[4]	BANK 2017 - BNK9	3.538%	11/15/54	8,940	9,503
[4]	BANK 2018 - BN10	3.641%	2/15/61	4,430	4,717
[4]	BANK 2018 - BN10	3.688%	2/15/61	11,760	12,639
[4]	BANK 2018 - BN12	4.255%	5/15/61	3,960	4,433
[4]	BANK 2018 - BN13	4.217%	8/15/61	2,160	2,420
[4]	BANK 2018 - BN14	4.185%	9/15/60	2,205	2,423
[4]	BANK 2018 - BN14	4.231%	9/15/60	10,850	12,153
[4]	BANK 2018 - BN15	4.407%	11/15/61	16,127	18,358
[4]	BANK 2019 - BN17	3.623%	4/15/52	1,437	1,538
[4]	BANK 2019 - BN17	3.714%	4/15/52	6,104	6,594
[4]	BANK 2019 - BN18	3.584%	5/15/62	6,590	7,073
[4]	BANK 2019 - BN19	3.183%	8/15/61	5,100	5,279
[4]	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	2,910	3,082
[4]	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	6,570	7,036
[4]	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,350	2,515
[4]	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	6,320	6,747
[4]	BENCHMARK 2018-B1 Mortgage Trust	4.118%	1/15/51	9,810	10,381
[4]	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	15,590	16,944
[4]	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	7,230	7,961
[4]	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	5,920	6,607
[4]	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	3,047	3,339
[4]	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	12,270	13,801
[4]	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	14,394	16,143
[4]	BENCHMARK 2019-B10 Mortgage Trust	3.615%	3/15/62	1,532	1,637
[4]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	4,010	4,035
[4,7]	Brazos Higher Education Authority Inc. Series 2005-3, 3M USD LIBOR + 0.200%	2.549%	6/25/26	2,280	2,271
[4,7]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	3.321%	2/25/30	4,684	4,689
[4,10]	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	813	815
[4,10]	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	1,302	1,300
[4,10]	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	6,499	6,595
[4,10]	California Republic Auto Receivables Trust 2015-4	2.580%	6/15/21	1,605	1,606
[4]	California Republic Auto Receivables Trust 2016-1	3.430%	2/15/22	8,000	8,040
[4]	California Republic Auto Receivables Trust 2016-1	4.560%	12/15/22	8,320	8,416
[4]	California Republic Auto Receivables Trust 2016-2	1.830%	12/15/21	1,354	1,350
[4]	California Republic Auto Receivables Trust 2016-2	2.520%	5/16/22	1,120	1,121
[4]	California Republic Auto Receivables Trust 2016-2	3.510%	3/15/23	540	542
[4,10]	Canadian Pacer Auto Receivables Trust A Series 2017	2.050%	3/19/21	3,066	3,062
[4,10]	Canadian Pacer Auto Receivables Trust A Series 2017	2.286%	1/19/22	3,450	3,437
[4,10]	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	3,310	3,345
[4,10]	Canadian Pacer Auto Receivables Trust A Series 2019	2.960%	6/19/24	2,090	2,133
[4,10]	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	2,880	2,910
[4,10]	Canadian Pacer Auto Receiveable Trust A Series 2018	3.440%	8/21/23	1,280	1,311
[4]	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	1,370	1,371
[4]	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	360	361
[4]	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	1,630	1,626

39

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	900	901
[4,10]	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	3,902	3,895
[4]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	17,460	17,627
[4]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	5,890	5,974
[4]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	39,460	40,191
[4,10]	CARDS II Trust 2018-2A	3.047%	4/17/23	8,050	8,080
[4]	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	1,945	1,944
[4]	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	2,795	2,797
[4]	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	1,930	1,925
[4]	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	2,160	2,165
[4]	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	1,930	1,924
[4]	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	1,360	1,360
[4]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,460	3,475
[4]	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	1,640	1,644
[4]	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	1,640	1,638
[4]	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	19,230	19,292
[4]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	3,040	3,077
[4]	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	5,020	5,083
[4]	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	1,560	1,566
[4]	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	2,140	2,200
[4]	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	3,090	3,174
[4]	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	2,390	2,450
[4]	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	13,490	13,693
[4]	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	6,740	6,960
[4]	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	9,160	9,371
[4]	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	3,370	3,507
[4]	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	2,960	3,084
[4]	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	2,010	2,093
[4]	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	1,360	1,416
§,4	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	4,760	4,758
§,4	CarMax Auto Owner Trust 2019-3	2.500%	4/15/25	6,040	6,038
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	18,170	18,339
[4]	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	5,510	5,599
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	9,965	10,657
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,990	5,296
[4]	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	6,290	6,636
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	2,341	2,473
[4,10]	CFCRE Commercial Mortgage Trust 2011-C2	5.748%	12/15/47	5,260	5,587
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	4,826	5,008
[4,10]	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	9,904	9,984
[4,10]	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	16,902	17,090
[4,10]	Chrysler Capital Auto Receivables Trust 2015-BA	3.260%	4/15/21	1,983	1,984
[4,10]	Chrysler Capital Auto Receivables Trust 2015-BA	4.170%	1/16/23	5,510	5,533
[4,10]	Chrysler Capital Auto Receivables Trust 2016-AA	2.880%	6/15/22	1,704	1,704
[4,10]	Chrysler Capital Auto Receivables Trust 2016-AA	4.220%	2/15/23	8,530	8,613
[4,10]	Chrysler Capital Auto Receivables Trust 2016-BA	1.640%	7/15/21	732	731
[4,10]	Chrysler Capital Auto Receivables Trust 2016-BA	1.870%	2/15/22	4,680	4,664
[4]	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	19,850	19,960
[4,10]	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	2,017	2,077
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	6,015	6,178
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	738	762
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,910	2,056
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	3.753%	3/10/47	491	517
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	16,273	17,376
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	14,095	14,805
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	9,060	9,631
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	8,949	9,453
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	2,020	2,128
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	4.175%	7/10/47	800	826
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	4.441%	7/10/47	1,250	1,316
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	4,729	4,931
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	13,083	13,836
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	4.345%	10/10/47	2,170	2,299
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	4.527%	10/10/47	3,270	3,472

40

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	6,418	6,638
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	38,770	41,363
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	23,737	25,412
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	4.569%	9/10/58	900	948
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	9,456	9,832
[4]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	19,310	19,718
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	6,425	6,804
[4]	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	13,370	14,166
[4]	Citigroup Commercial Mortgage Trust 2017-P8	4.192%	9/15/50	3,150	3,348
[4]	Citigroup Commercial Mortgage Trust 2017-P8	4.270%	9/15/50	3,150	3,245
[4]	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	900	1,006
[4]	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	7,300	8,118
[4]	Citigroup Commercial Mortgage Trust 2018-C6	4.412%	11/10/51	16,880	19,171
[4,10]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	1,954	1,942
[4]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,971	3,039
[4]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,020
[4]	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	6,628	6,714
[4,10]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	6,160	6,290
[4]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,899	6,997
[4]	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	420	424
[4]	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,919	2,959
[4,10]	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	12,270	13,217
[4]	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	661	682
[4]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	4,875	5,194
[4]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	4,757	5,104
[4]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,511	1,557
[4]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	5,860	6,143
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	13,048	13,861
[4]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	23,397	25,079
[4]	COMM 2013-CCRE13 Mortgage Trust	4.898%	11/10/46	855	928
[4]	COMM 2013-CCRE13 Mortgage Trust	4.898%	11/10/46	3,025	3,221
[4,10]	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	9,240	9,421
[4,10]	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	1,400	1,430
[4]	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	649	668
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,560	8,947
[4]	COMM 2013-CCRE9 Mortgage Trust	4.232%	7/10/45	5,388	5,766
[4,10]	COMM 2013-CCRE9 Mortgage Trust	4.255%	7/10/45	2,780	2,741
[4,10]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,108	1,142
[4]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	625
[4]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,883	3,958
[4,10]	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	6,702	6,784
[4,10]	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	18,320	19,413
[4]	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	500	531
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	4,932	5,301
[4]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	487	487
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	4,350	4,650
[4]	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,390
[4]	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,010	1,062
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	6,335	6,774
[4]	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	1,290	1,377
[4]	COMM 2014-CCRE17 Mortgage Trust	4.786%	5/10/47	4,400	4,636
[4]	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,260	6,546
[4]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	10,820	11,506
[4]	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	5,200	5,423
[4]	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	15,433	16,274
[4]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	22,437	23,478
[4]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,438	2,609
[4]	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,465	2,626
[4]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	4,100	4,377
[4]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,748	3,976
[4]	COMM 2015-CCRE27 Mortgage Trust	4.471%	10/10/48	1,760	1,864
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	7,183	7,441
[4,10]	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	5,538	5,645
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	6,650	6,985

41

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	6,150	6,532
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	4.355%	8/15/48	2,160	2,104
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	11,120	11,900
[4]	CSAIL 2016-C5 Commercial Mortgage Trust	4.536%	11/15/48	3,620	3,851
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	17,160	18,004
[4]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	6,995	7,324
[4]	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	12,490	13,867
[4]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	5,600	6,162
[4,10]	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	7,290	7,349
[4,10]	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	5,700	5,777
[4]	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	17,800	20,234
[4]	DBJPM 16-C1 Mortgage Trust	3.343%	5/10/49	1,250	1,240
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	9,800	10,277
[4,7,10]	DELAM 2018-1, 1M USD LIBOR + 0.700%	2.998%	11/19/25	10,290	10,301
[4,10]	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	15,220	15,358
[4]	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	15,220	15,567
[4,10]	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	18,240	18,466
[4,10]	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	4,400	4,516
[4,10]	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	14,950	15,085
[4,10]	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	10,910	11,083
[4,10]	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	12,710	12,849
[4,10]	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	978	979
[4,10]	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	1,702	1,706
[4,10]	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	7,483	7,552
[4,10]	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	10,638	10,771
[4,10]	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	10,540	10,718
[4]	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	1,640	1,657
[4]	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	3,183	3,187
[4]	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	5,830	5,839
[4]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	12,200	12,286
[4]	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	8,560	8,761
[4]	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	15,440	15,479
[4]	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	15,170	15,340
[4]	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	8,070	8,314
[4]	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	10,250	10,419
[4]	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	9,780	10,066
[4]	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	13,430	13,897
[4]	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	5,820	5,865
[4]	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	5,630	5,775
[4,7,10]	Edsouth Indenture No. 9 LLC 2015-1, 1M USD LIBOR + 0.800%	3.066%	10/25/56	5,234	5,193
[4,10]	EDvestinU Private Education Loan Trust (EDVES) 2019-A	3.580%	11/25/38	4,170	4,265
[4,10]	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	10,287	10,538
[4,10]	Enterprise Fleet Financing LLC Series 2016-1	2.080%	9/20/21	7,199	7,184
[4,10]	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	8,160	8,247
[4,10]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/22/24	3,430	3,465
[4,10]	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/22/24	4,970	5,074
[4,6,7]	Fannie Mae Connecticut Avenue Securities 2016-C04, 1M USD LIBOR + 1.450%	3.716%	1/25/29	436	437
[4,6,7,10]	Fannie Mae Connecticut Avenue Securities 2019-R03, 1M USD LIBOR + 0.750%	3.016%	9/25/31	8,900	8,909
[4,6,7,10]	Fannie Mae Connecticut Avenue Securities 2019-R04, 1M USD LIBOR + 0.750%	3.016%	6/25/39	10,504	10,519
[4,6]	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	10,255	10,483
[4,7]	First National Master Note Trust 2017-2, 1M USD LIBOR + 0.440%	2.765%	10/16/23	9,120	9,129
[4,10]	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	5,083	5,138
[4]	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	2,860	2,884
[4]	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	5,150	5,191
[4]	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	17,360	17,524
[4]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	13,420	13,545
[4]	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	8,470	8,580
[4,10]	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	2,160	2,160

42

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4,10]	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	26,000	26,014
[4]	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	2,430	2,425
[4,10]	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	13,820	13,809
[4,10]	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	13,310	13,265
[4,10]	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	24,010	24,230
[4,10]	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	28,030	28,050
[4,10]	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	4,800	4,810
[4,10]	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	9,830	9,856
[4,10]	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	3,660	3,778
[4]	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	16,310	16,475
[4]	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	6,360	6,535
[4,10]	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	22,190	22,835
[4,10]	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	7,010	7,094
[4,10]	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	13,500	14,054
[4,10]	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	8,140	8,372
[4,10]	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	11,640	12,114
[4]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	11,040	11,264
[4]	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	4,250	4,342
[4]	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	4,520	4,617
[4]	Ford Credit Floorplan Master Owner Trust A Series 2015-5	2.390%	8/15/22	8,480	8,490
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-1	2.070%	5/15/22	56,020	55,906
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	37,850	37,794
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	27,090	27,429
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	26,880	27,590
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	19,500	19,801
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	2,660	2,742
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.250%	4/15/26	3,330	3,410
[4,6,7,10]	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2, 1M USD LIBOR + 0.800%	3.066%	3/25/49	1,368	1,371
[4,6,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2, 1M USD LIBOR + 2.200%	4.466%	10/25/28	172	172
[4,6,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3, 1M USD LIBOR + 2.000%	4.266%	12/25/28	1,221	1,227
[4,6,10]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.742%	2/25/48	4,791	4,837
[4,6,10]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI2	3.817%	5/25/48	3,687	3,709
[4,6,10]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI3	4.163%	8/25/48	2,787	2,811
[4,6,10]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI4	4.460%	11/25/48	3,630	3,654
[4,6,7,10]	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2, 1M USD LIBOR + 0.700%	2.966%	4/25/49	7,700	7,709
[4]	GM Financial Automobile Leasing Trust 2017-3	2.010%	11/20/20	4,674	4,670
[4]	GM Financial Automobile Leasing Trust 2017-3	2.120%	9/20/21	3,290	3,286
[4]	GM Financial Automobile Leasing Trust 2017-3	2.400%	9/20/21	4,120	4,118
[4]	GM Financial Automobile Leasing Trust 2017-3	2.730%	9/20/21	2,240	2,240
[4]	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	13,160	13,216
[4]	GM Financial Automobile Leasing Trust 2018-3	3.180%	6/21/21	12,460	12,556
[4,10]	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	1,640	1,641
[4]	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	3,690	3,807
[4]	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	4,120	4,270
[4]	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	5,320	5,469
[4]	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	6,740	6,862
[4,10]	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	42,410	42,329
[4,10]	GMF Floorplan Owner Revolving Trust 2017-2	2.440%	7/15/22	13,200	13,183

43

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4,10]	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	7,240	7,237
[4,10]	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	19,810	20,083
[4,10]	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	5,900	5,948
[4,10]	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	16,340	16,321
[4,10]	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	58,610	58,958
[4,10]	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	47,560	49,420
[4,7,10]	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%	2.971%	8/25/60	6,294	6,282
[4,10]	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	1,000	1,017
[4,10]	GreatAmerica Leasing Receivables Funding LLC Series 2016-1	1.990%	4/20/22	4,627	4,618
[4,10]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	1,310	1,319
[4,10]	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	2,540	2,601
[4,10]	GS Mortgage Securities Corporation Trust 2012-ALOHA	3.551%	4/10/34	5,430	5,586
[4,10]	GS Mortgage Securities Trust 2010-C2	5.180%	12/10/43	1,370	1,413
[4,10]	GS Mortgage Securities Trust 2011-GC3	5.637%	3/10/44	2,650	2,755
[4,10]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	7,625	7,762
[4,10]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,079
[4]	GS Mortgage Securities Trust 2012-GCJ7	5.686%	5/10/45	2,140	2,258
[4]	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	185	198
[4,10]	GS Mortgage Securities Trust 2013-GC13	4.083%	7/10/46	1,210	1,256
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	4,128	4,244
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	1,550	1,598
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	651	670
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	6,005	6,319
[4]	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	105	112
[4]	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	10,638	11,335
[4]	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	570	604
[4]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	13,475	14,408
[4]	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	6,520	6,919
[4]	GS Mortgage Securities Trust 2014-GC24	4.512%	9/10/47	2,610	2,722
[4]	GS Mortgage Securities Trust 2014-GC24	4.533%	9/10/47	4,615	4,272
[4]	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	7,680	7,982
[4]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	17,870	18,905
[4]	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	9,200	9,510
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	2,398	2,509
[4]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,615	4,929
[4]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	14,640	15,433
[4]	GS Mortgage Securities Trust 2015-GC34	4.653%	10/10/48	2,610	2,763
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	2,220	2,263
[4]	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	5,335	5,929
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	1,530	1,585
[4,10]	GTP Acquisition Partners I LLC	2.350%	6/15/20	850	846
[4,10]	GTP Acquisition Partners I LLC	3.482%	6/16/25	9,030	9,293
[4,10]	Hardee’s Funding HNGRY 2018-1	4.959%	6/20/48	1,062	1,121
[4,10]	Hardee’s Funding HNGRY 2018-1A	5.710%	6/20/48	12,585	13,463
[4,10]	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	7,618	6,262
[4]	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	18,480	18,507
[4]	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	4,110	4,119
[4,10]	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	15,729	15,911
[4,10]	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	4,700	4,702
[4,10]	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	6,858	6,887
[4,10]	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	3,160	3,203
[4,10]	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	5,340	5,515
[4,10]	Hilton USA Trust 2016-HHV	3.719%	11/5/38	7,780	8,218
[4,7,10]	Holmes Master Issuer plc 2018-1, 3M USD LIBOR + 0.360%	2.663%	10/15/54	7,985	7,978
[4,7,10]	Holmes Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	2.723%	10/15/54	9,684	9,673
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	6,260	6,327
[4]	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	3,200	3,264

44

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	47,720	48,129
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	9,690	9,805
[4]	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	4,180	4,304
[4]	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	2,480	2,530
[4,10]	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	10,910	11,184
[4,10]	Hudson Yards 2019-30HY	3.228%	7/10/39	4,590	4,758
[4,10]	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	4,750	4,846
[4,10]	Hyundai Auto Lease Securitization Trust 2017-C	2.210%	9/15/21	3,470	3,466
[4,10]	Hyundai Auto Lease Securitization Trust 2017-C	2.460%	7/15/22	3,160	3,159
[4,10]	Hyundai Auto Lease Securitization Trust 2018-A	2.810%	4/15/21	14,880	14,927
[4,10]	Hyundai Auto Lease Securitization Trust 2018-A	2.890%	3/15/22	4,710	4,739
[4,10]	Hyundai Auto Lease Securitization Trust 2019-A	2.980%	7/15/22	8,780	8,871
[4,10]	Hyundai Auto Lease Securitization Trust 2019-A	3.050%	12/15/22	1,440	1,464
[4]	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	1,400	1,399
[4]	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	3,290	3,293
[4]	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	4,680	4,758
[4]	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	2,490	2,537
[4,10]	Hyundai Floorplan Master Owner Trust Series 2019-1A	2.680%	4/15/24	7,380	7,453
[4,7,10]	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 0.850%	3.164%	12/17/36	13,858	13,772
[4,7,10]	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 1.150%	3.475%	12/17/36	4,930	4,918
[4,7,10]	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.700%	3.025%	3/17/37	8,986	8,872
[4,7,10]	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.950%	3.275%	3/17/37	2,250	2,223
[4,10]	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	6,631	6,837
[4]	John Deere Owner Trust 2018-B	3.230%	6/16/25	5,250	5,373
[4]	John Deere Owner Trust 2018-B	3.000%	1/15/26	2,280	2,336
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1	4.608%	6/15/43	1,658	1,668
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	4.070%	11/15/43	994	1,007
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.599%	11/15/43	2,313	2,366
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.599%	11/15/43	2,730	2,799
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	6,605	6,777
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.374%	8/15/46	4,000	4,213
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	920	945
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	3,436	3,539
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	3,884	3,943
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	22,630	23,172
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,410
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	5,825	5,945
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,742
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.994%	1/15/46	287	302
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	4.066%	1/15/46	2,550	2,658
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	1,006	1,033
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	651	691

45

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	29,810	31,917
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.963%	12/15/46	2,135	2,318
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.027%	12/15/46	960	1,035
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	10,979	11,215
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	11,674	11,984
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	4,940	5,046
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	9,670	10,336
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	4,140	4,386
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.363%	7/15/45	5,108	5,277
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	5,515	5,776
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.039%	7/15/45	5,000	5,257
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	1,251	1,288
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	6,118	6,521
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	331	340
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.927%	11/15/45	1,750	1,890
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	5.198%	11/15/45	1,340	1,451
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	4,363	4,683
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	14,680	15,703
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	600	644
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.812%	2/15/47	2,500	2,698
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.812%	2/15/47	1,000	1,062
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	3,680	3,924
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.493%	8/15/47	5,500	5,764
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	5,810	6,136
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	13,220	13,661
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	5,120	5,376
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	9,823	10,188
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.551%	7/15/48	4,640	4,887
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	3,700	3,968
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	2,245	2,415
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	11,540	12,371
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	3,783	4,015

46

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	7,300	7,827
[4]	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	11,680	12,546
[4]	JPMCC Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	4,680	4,946
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	2,840	2,942
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	3,460	3,657
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	150	167
[4,7,10]	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	2.943%	12/22/69	4,760	4,752
[4,7,10]	Lanark Master Issuer plc 2018-2A, 1M USD LIBOR + 0.840%	2.943%	12/22/69	5,601	5,616
[4,10]	Laurel Road Prime Student Loan Trust 2018-B	3.540%	5/26/43	13,250	13,725
[4,10]	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	910	924
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 2010-ELL	3.450%	2/1/22	1,283	1,285
[4,10]	LRK 2019-A A2FX	2.730%	10/25/48	10,750	10,763
[4,10]	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,260
[4]	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	557	557
[4]	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	5,220	5,373
[4,10]	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	24,600	24,869
[4,10]	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	13,514	13,539
[4,10]	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	2,900	2,976
[4,10]	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	1,580	1,640
[4,10]	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	2,630	2,686
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	8,462	8,665
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	16,040	16,585
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	5,382	5,467
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	1,244	1,325
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	1,830	1,866
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	10,951	11,520
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.154%	8/15/46	3,937	4,193
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	803	825
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	1,940	2,081
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	400	427
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,517
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	2,000	2,037
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	12,980	13,332
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,457
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,724
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	10,122	10,666
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	21,575	23,052

47

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.911%	4/15/47	1,140	1,233
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	8,646	9,201
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	935	990
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.337%	6/15/47	7,090	7,541
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.770%	6/15/47	2,400	2,533
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	28,696	30,394
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	4.011%	8/15/47	1,380	1,460
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	5,430	5,802
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	6,880	7,082
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	3,940	4,145
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	8,640	8,809
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	10,453	10,851
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	3,420	3,582
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	3,290	3,508
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.479%	5/15/48	4,300	4,524
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	34,430	36,714
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	7,598	8,066
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	20,260	21,146
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	4.750%	5/15/49	1,090	1,154
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	29,870	31,970
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	6,550	6,942
[4]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,306
[4]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,511
[4,10]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,407	6,558
[4,10]	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,768
[4,10]	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,845
[4,10]	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	4,430	4,639
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	48,685	52,205
[4]	Morgan Stanley Capital I Trust 2015-UBS8	4.587%	12/15/48	3,210	3,380
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,260	5,421
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	31,860	32,200
[4]	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	10,670	11,306
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	2,800	2,952
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	3,506	3,730
[4]	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	6,730	7,423
[4,7,10]	Motor plc 2017-1A, 1M USD LIBOR + 0.530%	2.796%	9/25/24	15,342	15,340
[4,10]	MSBAM Commercial Mortgage Securities Trust 2012-CKSV	3.277%	10/15/30	11,190	11,271
[4,7,10]	Navient Student Loan Trust 2016-2, 1M USD LIBOR + 1.050%	3.316%	6/25/65	1,706	1,717
[4,7,10]	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	3.116%	6/25/65	1,113	1,116

48

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4,7,10]	Navient Student Loan Trust 2016-6A, 1M USD LIBOR + 0.750%	3.016%	3/25/66	10,514	10,570
[4,10]	Navient Student Loan Trust 2017-A	2.880%	12/16/58	8,940	9,026
[4,7,10]	Navient Student Loan Trust 2018-1, 1M USD LIBOR + 0.190%	2.456%	3/25/67	181	181
[4,10]	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	38,809	39,352
[4,10]	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	5,840	6,067
[4,10]	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	32,690	34,626
[4,10]	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	3,233	3,252
[4,10]	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	23,520	24,282
[4,10]	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	19,280	20,034
[4,10]	Navient Student Loan Trust 2019-B	3.390%	12/15/59	6,510	6,704
[4,7]	New Mexico Educational Assistance Foundation 2013-1, 1M USD LIBOR + 0.700%	3.102%	1/2/25	2,104	2,086
[4]	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	3,206	3,205
[4]	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	8,960	8,954
[4]	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	5,450	5,535
[4]	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	10,010	10,101
[4]	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	4,910	4,982
[4]	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	10,870	10,895
[4]	Nissan Auto Receivables 2018-B Owner Trust	3.160%	12/16/24	5,220	5,360
[4]	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	3,520	3,620
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	49,120	49,585
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	9,540	9,684
[4,10]	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	121	123
[4,10]	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,980	8,993
[4,7,10]	Pepper Residential Securities Trust 2017-A, 1M USD LIBOR + 1.100%	3.479%	3/10/58	1,049	1,050
[4,7,10]	Pepper Residential Securities Trust 2018-A, 1M USD LIBOR + 0.950%	3.319%	3/12/47	380	381
[4,7,10]	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	3.212%	1/16/60	13,913	13,896
[4,7,10]	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	3.272%	6/20/60	7,911	7,893
[4,7,10]	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR + 0.950%	3.250%	8/18/60	3,512	3,512
[4,7,10]	Permanent Master Issuer plc 2018-1A, 3M USD LIBOR + 0.380%	2.683%	7/15/58	6,540	6,541
[4,10]	PFS Financing Corp. 2017-B	2.220%	7/15/22	15,980	15,942
[4,7,10]	PFS Financing Corp. 2017-C, 1M USD LIBOR + 0.470%	2.795%	10/15/21	16,560	16,559
[4,10]	PFS Financing Corp. 2017-D	2.400%	10/17/22	17,210	17,204
[4,10]	PFS Financing Corp. 2018-D	3.190%	4/17/23	5,460	5,533
[4,7,10]	PHEAA Student Loan Trust 2016-2A, 1M USD LIBOR + 0.950%	3.216%	11/25/65	10,808	10,784
[4,10]	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	2,450	2,448
[4,10]	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	9,294	9,279
[4,10]	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	3,460	3,466
[4,10]	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	7,770	7,757
[4,10]	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	2,020	2,025
[4,10]	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	4,574	4,612
[4,10]	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	580	586
[4,10]	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	15,061	15,547
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	3,175	3,224
[4,7,10]	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	3.179%	11/10/49	10,361	10,348
[4,7,10]	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	3.210%	12/5/59	15,625	15,644
[4,7,10]	Resimac Premier Series 2018-2, 1M USD LIBOR + 0.850%	3.229%	4/10/50	2,270	2,266
[4]	Santander Drive Auto Receivables Trust 2015-3	3.490%	5/17/21	4,286	4,296
[4]	Santander Drive Auto Receivables Trust 2016-2	3.390%	4/15/22	1,440	1,454
[4]	Santander Drive Auto Receivables Trust 2016-3	2.460%	3/15/22	3,401	3,400
[4]	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	3,980	3,990
[4]	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	790	790

49

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Santander Drive Auto Receivables Trust 2018-1	2.960%	3/15/24	9,410	9,458
[4]	Santander Drive Auto Receivables Trust 2018-1	3.320%	3/15/24	4,110	4,155
[4]	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	13,250	13,309
[4]	Santander Drive Auto Receivables Trust 2018-3	4.070%	8/15/24	21,950	22,549
[4]	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	11,000	11,284
[4]	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	17,580	18,095
[4,10]	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	2,850	2,846
[4,10]	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	11,150	11,205
[4,10]	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	3,910	3,940
[4,10]	Santander Retail Auto Lease Trust 2018-A	3.200%	4/20/22	3,340	3,362
[4,10]	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	7,760	7,825
[4,10]	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	28,060	28,312
[4,10]	SBA Tower Trust	3.156%	10/8/20	3,970	3,970
[4,10]	Securitized Term Auto Receivables Trust 2016-1A	1.794%	2/25/21	3,960	3,950
[4,10]	Securitized Term Auto Receivables Trust 2017-2A	2.289%	3/25/22	6,400	6,385
[4,10]	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	2,350	2,401
[4,10]	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	3,370	3,465
[4,10]	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	735	740
[4,10]	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	1,120	1,120
[4,10]	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	268	268
[4,10]	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	3,000	2,996
[4,10]	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	2,000	2,005
[4,10]	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	800	815
[4]	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	1,830	1,812
[4,10]	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	4,173	4,202
[4,7,10]	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR + 1.500%	3.775%	2/17/32	3,088	3,152
[4,7,10]	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%	3.425%	9/15/34	4,369	4,393
[4,7,10]	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR + 0.900%	3.225%	9/15/34	7,069	7,079
[4,10]	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	9,810	9,891
[4,10]	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	18,170	18,756
[4,10]	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	10,670	11,084
[4,10]	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	14,560	15,073
[4,10]	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	2,768	2,779
[4,10]	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	2,535	2,526
[4,10]	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	1,945	1,937
[4,7,10]	SoFi Professional Loan Program 2016-D LLC, 1M USD LIBOR + 0.950%	3.216%	1/25/39	722	724
[4,10]	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	1,280	1,276
[4,10]	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	7,170	7,238
[4,7,10]	SoFi Professional Loan Program 2017-C LLC, 1M USD LIBOR + 0.600%	2.866%	7/25/40	624	625
[4,10]	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	5,700	5,728
[4,10]	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	8,071	8,045
[4,10]	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	5,080	5,100
[4,10]	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	6,200	6,184
[4,10]	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	6,120	6,175
[4,10]	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	6,779	6,778
[4,10]	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	5,660	5,733
[4,10]	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	8,850	9,095
[4,10]	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	21,540	22,496
[4,10]	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	19,000	19,764
[4,10]	SoFi Professional Loan Program 2019-B LLC	3.090%	8/17/48	6,930	7,051
[4,10]	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	5,648	5,872
[4]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	15,280	15,671
[4]	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	13,530	13,543
[4]	Synchrony Credit Card Master Note Trust 2015-4	2.380%	9/15/23	20,127	20,146
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.950%	5/15/24	5,300	5,316
[4]	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	5,710	5,705
[4]	Synchrony Credit Card Master Note Trust 2016-3	1.910%	9/15/22	9,890	9,881
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	15,680	15,895
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.820%	10/15/25	4,770	4,814

50

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Synchrony Credit Card Master Note Trust 2017-2	3.010%	10/15/25	6,390	6,449
[4,10]	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	3,626	3,678
[4,10]	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	5,174	5,439
[4,10]	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	5,761	6,153
[4,10]	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	3,437	3,435
[4,10]	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	700	700
[4,10]	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	560	561
[4,10]	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	630	632
[4,10]	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	50,301	51,021
[4,10]	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	5,650	5,788
[4,10]	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	3,590	3,658
[4,10]	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	5,449	5,619
[4,10]	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	3,829	3,837
[4,10]	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	1,880	1,894
[4,10]	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	2,100	2,138
[4,10]	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	630	648
[4,10]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,800	2,956
[4]	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	1,345	1,345
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	18,090	18,116
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	1,590	1,604
[4]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	5,780	5,937
[4]	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	5,140	5,253
[4]	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	2,350	2,403
[4,10]	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	43,600	43,268
[4,10]	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	23,100	23,218
[4,10]	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	19,450	19,688
[4,10]	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	10,260	10,844
[4,10]	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	2,082	2,075
[4,10]	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	14,071	14,433
[4]	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,247
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	3,723	3,977
[4]	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	2,287	2,414
[4,10]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,673	6,851
[4]	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	5,703	5,795
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	3,970	4,095
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	1,160	1,200
[4,10]	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	6,152	6,298
[4,10]	Verizon Owner Trust 2016-2A	1.680%	5/20/21	9,309	9,296
[4,10]	Verizon Owner Trust 2017-3	2.380%	4/20/22	8,950	8,941
[4,10]	Verizon Owner Trust 2017-3	2.530%	4/20/22	9,610	9,623
[4,10]	Verizon Owner Trust 2018-1	2.820%	9/20/22	20,120	20,249
[4,10]	Verizon Owner Trust 2018-1	3.050%	9/20/22	7,320	7,391
[4]	Verizon Owner Trust 2018-A	3.230%	4/20/23	8,200	8,341
[4]	Verizon Owner Trust 2019-A	2.930%	9/20/23	7,820	7,943
[4,10]	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	9,070	9,251
[4,10]	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,117
[4,10]	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	650	660
[4,10]	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	490	496
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	8,050	8,150
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	3,680	3,761
[4]	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	4,510	4,653
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	6,252	6,360
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	7,210	7,427
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	801	829
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	7,883	8,415
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.548%	8/15/50	11,500	12,013
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	8,920	9,467
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	700	736
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.322%	8/15/50	2,400	2,528
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.458%	8/15/50	1,450	1,458
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	12,670	13,253
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	30,685	31,760
[4]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.451%	2/15/48	15,822	16,612
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	16,385	17,400

51

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	4.224%	6/15/48	2,310	2,420
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.411%	9/15/58	7,300	7,618
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	4,380	4,661
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	4.067%	9/15/58	2,250	2,410
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	4.497%	9/15/58	2,740	2,880
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	7,449	8,000
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	2,045	2,202
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.543%	9/15/58	5,225	5,498
[4]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	22,686	24,213
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	8,950	8,978
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	8,870	9,395
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	1,390	1,466
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	7,890	8,504
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	6,905	7,281
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	1,400	1,453
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	21,430	22,608
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	15,380	16,371
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	10,700	11,320
[4]	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	9,345	9,942
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	2,712	2,889
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	5,470	5,994
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.514%	3/15/51	12,380	13,093
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	8,630	9,566
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	5,600	6,209
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	13,690	15,496
[4]	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	11,180	12,308
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	3,250	3,529
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	8,400	9,262
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	3,710	3,958
[4,10]	Wendys Funding LLC 2015-1A	4.497%	6/15/45	2,223	2,301
[4,10]	Wendys Funding LLC 2018-1	3.573%	3/15/48	3,152	3,170
[4,10]	Wendys Funding LLC 2018-1	3.884%	3/15/48	4,738	4,780
[4,10]	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	4,640	4,910
[4,10]	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	6,202	6,378
[4]	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	5,280	5,369
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	6,130	6,300
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,170	4,312
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,789	3,860
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	9,924	10,080
[4]	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,870	2,946
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	2,220	2,287
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	1,809	1,857
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	6,044	6,430
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	311	319
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	1,887	1,944
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	7,778	8,338
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.694%	12/15/46	1,085	1,181
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	12,930	13,656
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	10,595	11,360
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	14,675	15,692
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.378%	5/15/47	2,410	2,531
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.513%	5/15/47	1,410	1,430
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	1,520	1,584
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	13,235	13,988
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.891%	8/15/47	700	739
[4]	WFRBS Commercial Mortgage Trust 2014-C21	4.234%	8/15/47	2,410	2,502
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	4,167	4,455
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	14,179	14,957
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	920	971
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	13,996	14,951
[4]	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	7,680	7,755
[4]	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	3,820	3,868
[4]	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	1,770	1,840
[4]	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	3,060	3,159

52

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	2,510	2,566
[4]	World Omni Automobile Lease Securitization Trust 2018-A	2.830%	7/15/21	6,650	6,679
[4]	World Omni Automobile Lease Securitization Trust 2018-B	3.190%	12/15/21	9,780	9,904
[4]	World Omni Automobile Lease Securitization Trust 2019-B	3.240%	7/15/24	1,940	1,960
[4,10]	World Omni Select Auto Trust A Series 2018-1 A3	3.460%	3/15/23	5,980	6,063
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,727,937)					5,849,987
Corporate Bonds (64.3%)
Finance (29.2%)
	Banking (21.3%)
	American Express Co.	3.700%	8/3/23	66,175	69,159
	American Express Co.	3.400%	2/22/24	60,000	62,251
	American Express Co.	2.500%	7/30/24	32,330	32,221
	American Express Co.	3.000%	10/30/24	35,385	36,078
	American Express Co.	4.200%	11/6/25	16,815	18,293
	American Express Credit Corp.	2.700%	3/3/22	16,000	16,161
[10]	Banco de Credito del Peru	4.250%	4/1/23	5,000	5,236
	Banco Santander SA	2.706%	6/27/24	26,000	25,909
	Banco Santander SA	3.800%	2/23/28	13,000	13,317
	Banco Santander SA	4.379%	4/12/28	4,415	4,708
	Banco Santander SA	3.306%	6/27/29	20,800	21,024
[4]	Bank of America Corp.	3.864%	7/23/24	18,610	19,478
[4]	Bank of America Corp.	3.458%	3/15/25	10,000	10,345
	Bank of America Corp.	3.875%	8/1/25	4,795	5,114
[4]	Bank of America Corp.	3.093%	10/1/25	72,895	74,284
[4]	Bank of America Corp.	3.366%	1/23/26	47,635	49,078
	Bank of America Corp.	3.248%	10/21/27	24,000	24,580
[4]	Bank of America Corp.	3.824%	1/20/28	89,380	94,360
[4]	Bank of America Corp.	3.705%	4/24/28	19,500	20,390
	Bank of America Corp.	3.419%	12/20/28	25,500	26,221
[4]	Bank of America Corp.	3.970%	3/5/29	7,000	7,473
[4]	Bank of America Corp.	4.271%	7/23/29	24,250	26,462
[4]	Bank of America Corp.	3.974%	2/7/30	35,770	38,279
[4]	Bank of America Corp.	3.194%	7/23/30	30,000	30,190
	Bank of Montreal	3.300%	2/5/24	76,000	78,537
	Bank of New York Mellon Corp.	3.450%	8/11/23	50,000	51,963
	Bank of New York Mellon Corp.	2.200%	8/16/23	39,575	39,313
	Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	17,918
	Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	20,984
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	11,544
	Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	16,201
	Bank of New York Mellon Corp.	2.800%	5/4/26	11,141	11,275
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	41,250	43,011
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	7,091
	Bank of Nova Scotia	3.400%	2/11/24	35,000	36,382
	Bank of Nova Scotia	2.700%	8/3/26	63,750	63,556
[10]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	51,710	53,893
	BB&T Corp.	3.750%	12/6/23	14,265	15,063
	BB&T Corp.	2.500%	8/1/24	40,000	39,864
	BB&T Corp.	2.850%	10/26/24	5,000	5,068
	BB&T Corp.	3.875%	3/19/29	10,000	10,665
	BNP Paribas SA	3.250%	3/3/23	6,235	6,411
	BPCE SA	3.375%	12/2/26	10,000	10,340
[10]	BPCE SA	3.250%	1/11/28	20,000	20,329
[7,11]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	2.140%	4/26/23	22,200	15,195
	Branch Banking & Trust Co.	3.625%	9/16/25	22,495	23,530
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	34,510	35,952
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	36,400	36,966
	Capital One Financial Corp.	3.050%	3/9/22	12,715	12,869
[12]	Citigroup Inc.	2.750%	1/24/24	4,005	5,129

53

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup Inc.	3.400%	5/1/26	35,000	36,196
	Citigroup Inc.	3.200%	10/21/26	111,245	113,649
[4]	Citigroup Inc.	3.520%	10/27/28	20,000	20,638
[4]	Citigroup Inc.	3.980%	3/20/30	30,000	32,011
	Citizens Bank NA	3.750%	2/18/26	45,500	48,055
	Comerica Inc.	3.700%	7/31/23	31,170	32,462
[10]	Commonwealth Bank of Australia	5.000%	10/15/19	2,702	2,717
	Commonwealth Bank of Australia	2.300%	3/12/20	3,000	2,999
	Commonwealth Bank of Australia	2.400%	11/2/20	1,990	1,991
[10]	Commonwealth Bank of Australia	3.450%	3/16/23	8,396	8,696
[10]	Commonwealth Bank of Australia	3.350%	6/4/24	40,650	42,305
[10]	Commonwealth Bank of Australia	3.150%	9/19/27	26,935	27,878
[7,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.650%	4.050%	6/3/26	300	211
[10]	Cooperatieve Rabobank UA	3.875%	9/26/23	15,995	16,816
	Cooperatieve Rabobank UA	4.625%	12/1/23	78,434	83,794
[10]	Cooperatieve Rabobank UA	2.625%	7/22/24	20,260	20,206
[12]	Cooperatieve Rabobank UA	4.625%	5/23/29	5,000	7,198
[7,11]	Cooperatieve Rabobank UA, 3M Australian Bank Bill Rate + 2.500%	3.677%	7/2/25	16,450	11,400
	Credit Suisse AG	3.625%	9/9/24	67,150	70,445
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	5,000	5,203
[13]	Danske Bank A/S	0.500%	5/6/21	10,550	11,632
	Discover Bank	7.000%	4/15/20	3,665	3,780
	Discover Financial Services	4.500%	1/30/26	25,000	26,923
	Fifth Third Bancorp	3.650%	1/25/24	30,000	31,372
	Goldman Sachs Group Inc.	3.850%	7/8/24	25,937	27,201
	Goldman Sachs Group Inc.	3.500%	1/23/25	35,325	36,491
	Goldman Sachs Group Inc.	3.750%	5/22/25	86,497	90,279
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	50,805	51,783
	Goldman Sachs Group Inc.	3.850%	1/26/27	47,500	49,777
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	24,797	25,678
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	14,915	15,588
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	33,225	35,699
[7,11]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	2.825%	5/16/23	10,000	6,845
[7,11]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	3.100%	5/2/24	30,700	21,240
[4]	HSBC Holdings plc	3.950%	5/18/24	1,135	1,180
[4]	HSBC Holdings plc	3.803%	3/11/25	68,230	70,475
	HSBC Holdings plc	4.300%	3/8/26	25,950	27,766
	HSBC Holdings plc	3.900%	5/25/26	31,015	32,454
[4]	HSBC Holdings plc	4.292%	9/12/26	28,050	29,773
	HSBC Holdings plc	4.375%	11/23/26	9,010	9,563
[4]	HSBC Holdings plc	4.041%	3/13/28	65,599	68,222
[4]	HSBC Holdings plc	4.583%	6/19/29	41,988	45,639
[4]	HSBC Holdings plc	3.973%	5/22/30	25,365	26,486
[7,11]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	2.725%	2/16/24	28,200	19,223
	Huntington Bancshares Inc.	4.350%	2/4/23	9,000	9,414
	Huntington National Bank	2.400%	4/1/20	7,000	7,000
	Huntington National Bank	2.500%	8/7/22	28,610	28,699
	Huntington National Bank	3.550%	10/6/23	33,235	34,682
	ING Groep NV	3.950%	3/29/27	12,600	13,344
	ING Groep NV	4.050%	4/9/29	20,000	21,582
	JPMorgan Chase & Co.	3.625%	5/13/24	24,485	25,696
	JPMorgan Chase & Co.	3.125%	1/23/25	21,865	22,374
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	80,536	82,702
	JPMorgan Chase & Co.	3.900%	7/15/25	30,940	32,928
	JPMorgan Chase & Co.	3.300%	4/1/26	3,910	4,046
	JPMorgan Chase & Co.	3.200%	6/15/26	52,666	54,151
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	10,000	10,672
[4,13]	JPMorgan Chase & Co.	1.090%	3/11/27	7,300	8,475
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	27,820	29,031

54

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	42,408	44,117
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	47,885	51,529
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	5,640	5,944
	KeyBank NA	3.300%	6/1/25	20,000	20,849
	KeyCorp	4.100%	4/30/28	15,000	16,361
[4]	Lloyds Banking Group plc	2.907%	11/7/23	35,695	35,501
	Lloyds Banking Group plc	3.900%	3/12/24	20,000	20,689
[11]	Lloyds Banking Group plc	4.000%	3/7/25	2,300	1,681
	Lloyds Banking Group plc	4.450%	5/8/25	68,000	71,910
	Lloyds Banking Group plc	4.375%	3/22/28	15,000	15,870
	Lloyds Banking Group plc	4.550%	8/16/28	71,000	76,233
[7,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Short Term Rate + 1.400%	2.769%	3/7/25	19,000	12,759
[4,10]	Macquarie Group Ltd.	3.189%	11/28/23	5,055	5,123
[4]	Macquarie Group Ltd.	3.189%	11/28/23	12,500	12,668
[7,11]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	2.450%	12/15/22	31,590	21,686
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	6,740	6,760
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	79,890	83,249
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,975	8,928
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	41,665	43,054
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	107,697	113,622
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	8,375	8,886
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	5,555	5,519
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	4,920	5,192
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	53,000	56,263
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	77,000	78,033
[10]	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	29,055	29,142
[10]	Mizuho Financial Group Inc.	3.477%	4/12/26	10,000	10,387
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	21,600	21,816
	Morgan Stanley	3.875%	4/29/24	16,900	17,832
	Morgan Stanley	3.700%	10/23/24	15,525	16,290
[4]	Morgan Stanley	2.720%	7/22/25	39,300	39,386
	Morgan Stanley	4.000%	7/23/25	63,431	67,667
	Morgan Stanley	3.875%	1/27/26	85,427	90,526
	Morgan Stanley	3.625%	1/20/27	69,180	72,204
[4]	Morgan Stanley	3.591%	7/22/28	9,285	9,622
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	22,411
	MUFG Americas Holdings Corp.	3.000%	2/10/25	9,600	9,688
[4,10]	National Australia Bank Ltd.	3.933%	8/2/34	15,000	15,080
[4,13]	Nationwide Building Society	2.000%	7/25/29	7,580	8,371
[4,10]	Nationwide Building Society	3.960%	7/18/30	10,000	10,069
	PNC Bank NA	3.300%	10/30/24	44,634	46,214
	PNC Bank NA	2.950%	2/23/25	31,289	31,803
	PNC Bank NA	3.250%	6/1/25	61,052	62,987
	PNC Financial Services Group Inc.	2.600%	7/23/26	43,000	42,904
	PNC Financial Services Group Inc.	3.450%	4/23/29	101,000	105,705
	Regions Financial Corp.	2.750%	8/14/22	4,170	4,190
	Royal Bank of Canada	3.700%	10/5/23	17,740	18,599
	Royal Bank of Canada	2.550%	7/16/24	40,000	40,014
	Royal Bank of Scotland Group plc	3.875%	9/12/23	1,000	1,018
[4]	Royal Bank of Scotland Group plc	4.269%	3/22/25	25,000	25,609
[4]	Royal Bank of Scotland Group plc	4.892%	5/18/29	12,750	13,570
[4]	Royal Bank of Scotland Group plc	4.445%	5/8/30	10,000	10,309
	Santander Holdings USA Inc.	3.500%	6/7/24	25,000	25,353
	Santander Holdings USA Inc.	4.400%	7/13/27	16,222	17,114
[10]	Santander UK Group Holdings plc	4.750%	9/15/25	17,061	17,560
	Santander UK plc	4.000%	3/13/24	26,360	27,636
	Santander UK plc	2.875%	6/18/24	19,750	19,743
	State Street Corp.	3.100%	5/15/23	15,025	15,339
	State Street Corp.	3.700%	11/20/23	32,620	34,406
[4]	State Street Corp.	3.776%	12/3/24	25,280	26,566
	State Street Corp.	3.300%	12/16/24	19,435	20,178
	State Street Corp.	3.550%	8/18/25	31,058	32,716

55

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	34,275	34,557
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	24,000	24,181
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	20,840	21,752
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	58,250	58,153
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	35,000	37,067
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	37,525	37,251
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,200	18,938
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	8,870	9,317
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	114,000	114,214
	SunTrust Bank	4.050%	11/3/25	35,000	37,763
	SunTrust Bank	3.200%	4/1/24	120,925	124,502
	SunTrust Banks Inc.	4.000%	5/1/25	19,351	20,638
	Svenska Handelsbanken AB	3.900%	11/20/23	21,450	22,719
	Synchrony Bank	3.000%	6/15/22	9,965	10,024
	Synchrony Financial	3.700%	8/4/26	19,720	19,842
	Toronto-Dominion Bank	3.500%	7/19/23	56,760	59,299
	Toronto-Dominion Bank	2.650%	6/12/24	15,000	15,125
[4,10]	UBS Group Funding Switzerland AG	2.859%	8/15/23	82,205	82,698
[10]	UBS Group Funding Switzerland AG	4.125%	9/24/25	20,922	22,291
[10]	UBS Group Funding Switzerland AG	4.125%	4/15/26	5,000	5,330
[4]	United Overseas Bank Ltd.	3.750%	9/19/24	5,000	5,005
[4]	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	2,984
	US Bancorp	3.700%	1/30/24	41,765	44,127
	US Bancorp	3.375%	2/5/24	12,355	12,871
	US Bancorp	2.400%	7/30/24	43,200	43,073
	US Bancorp	3.600%	9/11/24	14,800	15,465
	US Bancorp	3.950%	11/17/25	25,550	27,637
	US Bancorp	3.100%	4/27/26	10,454	10,661
	US Bancorp	2.375%	7/22/26	26,525	26,237
	US Bancorp	3.000%	7/30/29	22,000	22,066
	US Bank NA	2.800%	1/27/25	14,400	14,668
§,*	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
§,*	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
§,*	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	3.300%	9/9/24	29,199	30,096
	Wells Fargo & Co.	3.000%	2/19/25	50,700	51,555
	Wells Fargo & Co.	3.550%	9/29/25	17,459	18,224
	Wells Fargo & Co.	3.000%	4/22/26	47,841	48,263
	Wells Fargo & Co.	3.000%	10/23/26	32,560	32,865
[4]	Wells Fargo & Co.	3.196%	6/17/27	21,150	21,511
	Wells Fargo & Co.	4.150%	1/24/29	44,075	47,991
[7,11]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	2.128%	4/27/22	20,610	14,219
	Wells Fargo Bank NA	3.550%	8/14/23	72,420	75,348
	Westpac Banking Corp.	3.300%	2/26/24	42,800	44,377
	Westpac Banking Corp.	2.850%	5/13/26	23,795	24,150
	Westpac Banking Corp.	3.350%	3/8/27	63,790	67,078
[4]	Westpac Banking Corp.	4.322%	11/23/31	12,669	13,081
	Westpac Banking Corp.	4.110%	7/24/34	21,175	21,631
	Westpac Banking Corp.	4.421%	7/24/39	12,240	12,750
[7,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 3.100%	4.466%	3/10/26	2,600	1,832
	Brokerage (1.4%)
	Ameriprise Financial Inc.	3.700%	10/15/24	25,000	26,391
	Ameriprise Financial Inc.	2.875%	9/15/26	1,986	2,001
[10]	Apollo Management Holdings LP	4.872%	2/15/29	1,825	1,990
	BlackRock Inc.	3.200%	3/15/27	2,075	2,167
	BlackRock Inc.	3.250%	4/30/29	45,250	47,328
[13]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	5,000	5,948
	Brookfield Finance Inc.	4.850%	3/29/29	7,200	7,835

56

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Charles Schwab Corp.	3.850%	5/21/25	51,027	54,475
	Charles Schwab Corp.	3.200%	1/25/28	24,899	25,699
	Charles Schwab Corp.	4.000%	2/1/29	27,527	30,281
	Charles Schwab Corp.	3.250%	5/22/29	42,000	43,532
	Intercontinental Exchange Inc.	4.000%	10/15/23	34,330	36,409
	Invesco Finance plc	4.000%	1/30/24	21,300	22,463
	Invesco Finance plc	3.750%	1/15/26	6,673	6,993
	Lazard Group LLC	4.500%	9/19/28	37,671	40,254
§,*	Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
	Stifel Financial Corp.	4.250%	7/18/24	14,785	15,435
	TD Ameritrade Holding Corp.	3.625%	4/1/25	46,330	48,333
	TD Ameritrade Holding Corp.	3.300%	4/1/27	2,000	2,049
	Finance Companies (0.0%)
	Air Lease Corp.	3.625%	4/1/27	5,000	5,045
	Insurance (3.3%)
	Aetna Inc.	3.500%	11/15/24	10,000	10,289
	Aflac Inc.	3.625%	11/15/24	9,000	9,480
	Aflac Inc.	3.250%	3/17/25	5,995	6,189
[10]	AIA Group Ltd.	3.600%	4/9/29	37,366	39,109
[4]	Allstate Corp.	5.750%	8/15/53	5,000	5,300
	Anthem Inc.	3.650%	12/1/27	10,000	10,335
	Assurant Inc.	4.200%	9/27/23	10,000	10,386
	AXIS Specialty Finance LLC	5.875%	6/1/20	4,600	4,727
	Berkshire Hathaway Inc.	2.750%	3/15/23	64,513	65,763
	Berkshire Hathaway Inc.	3.125%	3/15/26	15,066	15,575
[13]	Berkshire Hathaway Inc.	1.125%	3/16/27	3,500	4,141
	Chubb INA Holdings Inc.	2.700%	3/13/23	20,325	20,619
	Chubb INA Holdings Inc.	3.350%	5/15/24	39,741	41,426
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,772	19,480
	Chubb INA Holdings Inc.	3.350%	5/3/26	41,930	44,070
	CNA Financial Corp.	3.900%	5/1/29	20,000	20,926
	Enstar Group Ltd.	4.950%	6/1/29	20,580	21,086
[10]	Five Corners Funding Trust	4.419%	11/15/23	27,362	29,179
	Humana Inc.	3.950%	3/15/27	7,300	7,643
	Lincoln National Corp.	3.625%	12/12/26	12,463	12,947
	Lincoln National Corp.	3.800%	3/1/28	6,276	6,581
	Loews Corp.	2.625%	5/15/23	8,000	8,073
	Manulife Financial Corp.	4.900%	9/17/20	24,150	24,800
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,345	8,549
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	10,087	10,639
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	41,425	42,922
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	30,636	31,773
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	12,000	13,326
[10]	MassMutual Global Funding II	2.750%	6/22/24	30,285	30,713
[10]	Metropolitan Life Global Funding I	3.600%	1/11/24	7,390	7,764
[10]	Metropolitan Life Global Funding I	3.450%	12/18/26	12,520	13,132
[10]	Nuveen Finance LLC	4.125%	11/1/24	34,863	37,383
[12]	Pension Insurance Corp. plc	8.000%	11/23/26	1,980	2,922
	Principal Financial Group Inc.	3.100%	11/15/26	6,110	6,207
	Principal Financial Group Inc.	3.700%	5/15/29	21,200	22,360
[10]	Protective Life Corp.	4.300%	9/30/28	22,900	24,394
[4]	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,603
[4]	Prudential Financial Inc.	5.375%	5/15/45	3,575	3,807
	Reinsurance Group of America Inc.	3.950%	9/15/26	24,825	26,044
[10]	Reliance Standard Life Global Funding II	3.850%	9/19/23	17,750	18,386
[10]	Swiss Re Treasury US Corp.	2.875%	12/6/22	7,640	7,683
	UnitedHealth Group Inc.	2.750%	2/15/23	12,000	12,147
	UnitedHealth Group Inc.	2.875%	3/15/23	9,000	9,168
	UnitedHealth Group Inc.	2.375%	8/15/24	4,850	4,841
	UnitedHealth Group Inc.	3.750%	7/15/25	46,692	49,693
	UnitedHealth Group Inc.	3.100%	3/15/26	3,633	3,751
	UnitedHealth Group Inc.	3.450%	1/15/27	6,200	6,504

57

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	UnitedHealth Group Inc.	3.375%	4/15/27	28,280	29,656
	UnitedHealth Group Inc.	2.950%	10/15/27	14,048	14,287
	UnitedHealth Group Inc.	3.875%	12/15/28	25,000	27,104
	UnitedHealth Group Inc.	2.875%	8/15/29	91,740	91,875
	Voya Financial Inc.	5.700%	7/15/43	3,758	4,643
4,13	XLIT Ltd.	3.250%	6/29/47	4,216	5,128
	Other Finance (0.0%)
12	Aroundtown SA	3.250%	7/18/27	3,400	4,286
13	Aroundtown SA	1.625%	1/31/28	3,400	3,910
	Real Estate Investment Trusts (3.2%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	20,715	21,344
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	2,098
	AvalonBay Communities Inc.	2.850%	3/15/23	12,400	12,570
	AvalonBay Communities Inc.	2.950%	5/11/26	20,000	20,434
	AvalonBay Communities Inc.	2.900%	10/15/26	6,500	6,607
	AvalonBay Communities Inc.	3.350%	5/15/27	12,040	12,605
	AvalonBay Communities Inc.	3.200%	1/15/28	14,750	15,295
	AvalonBay Communities Inc.	3.300%	6/1/29	25,000	26,072
	Brandywine Operating Partnership LP	4.100%	10/1/24	20,570	21,392
	Brixmor Operating Partnership LP	4.125%	6/15/26	58,703	61,333
	Camden Property Trust	4.250%	1/15/24	3,860	4,079
	Camden Property Trust	3.500%	9/15/24	1,135	1,181
	Camden Property Trust	4.100%	10/15/28	26,790	29,306
	Camden Property Trust	3.150%	7/1/29	22,660	23,129
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	7,985	8,195
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	9,787	9,668
	CubeSmart LP	4.375%	2/15/29	12,000	12,827
	Digital Realty Trust LP	4.750%	10/1/25	5,645	6,160
	Digital Realty Trust LP	3.700%	8/15/27	35,300	36,522
	Digital Realty Trust LP	3.600%	7/1/29	20,000	20,439
	ERP Operating LP	3.375%	6/1/25	21,000	21,872
	ERP Operating LP	4.150%	12/1/28	12,655	14,018
	Federal Realty Investment Trust	3.950%	1/15/24	8,269	8,724
	Federal Realty Investment Trust	3.250%	7/15/27	3,665	3,751
	Federal Realty Investment Trust	3.200%	6/15/29	10,000	10,188
	HCP Inc.	4.250%	11/15/23	5,400	5,745
	HCP Inc.	4.200%	3/1/24	8,055	8,571
	HCP Inc.	3.400%	2/1/25	5,605	5,746
	HCP Inc.	4.000%	6/1/25	17,800	18,733
	HCP Inc.	3.250%	7/15/26	8,535	8,621
	HCP Inc.	3.500%	7/15/29	13,820	13,950
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	14,800	15,026
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	19,455	20,068
	Highwoods Realty LP	3.875%	3/1/27	19,500	20,117
	Kimco Realty Corp.	3.125%	6/1/23	9,106	9,238
	Kimco Realty Corp.	3.300%	2/1/25	19,940	20,320
	Kimco Realty Corp.	2.800%	10/1/26	7,148	7,048
	Liberty Property LP	4.400%	2/15/24	9,900	10,543
	Liberty Property LP	3.750%	4/1/25	5,000	5,175
	Liberty Property LP	4.375%	2/1/29	15,000	16,308
	Mid-America Apartments LP	4.300%	10/15/23	2,135	2,264
	Mid-America Apartments LP	4.000%	11/15/25	7,620	8,061
	Mid-America Apartments LP	3.950%	3/15/29	18,230	19,419
	National Retail Properties Inc.	4.000%	11/15/25	2,100	2,215
	Omega Healthcare Investors Inc.	4.950%	4/1/24	15,002	15,883
	Omega Healthcare Investors Inc.	4.500%	1/15/25	1,016	1,060
	Omega Healthcare Investors Inc.	5.250%	1/15/26	6,478	7,029
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,637	5,975
	Public Storage	3.385%	5/1/29	32,247	33,907
	Realty Income Corp.	3.875%	4/15/25	25,140	26,784
	Realty Income Corp.	4.125%	10/15/26	30,000	32,560
	Realty Income Corp.	3.650%	1/15/28	10,371	10,936
	Realty Income Corp.	3.250%	6/15/29	36,920	37,805

58

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	17,000	17,505
10	Scentre Group Trust 1 / Scentre Group Trust 2	3.750%	3/23/27	13,925	14,360
	Simon Property Group LP	2.750%	2/1/23	5,500	5,562
	Simon Property Group LP	3.750%	2/1/24	28,466	29,968
	Simon Property Group LP	3.375%	10/1/24	4,000	4,166
	Simon Property Group LP	3.500%	9/1/25	12,997	13,582
	Simon Property Group LP	3.300%	1/15/26	9,920	10,254
	Simon Property Group LP	3.250%	11/30/26	24,545	25,374
	Simon Property Group LP	3.375%	12/1/27	13,225	13,818
	Tanger Properties LP	3.875%	12/1/23	10,550	10,775
	Ventas Realty LP	3.500%	2/1/25	4,920	5,096
	Welltower Inc.	3.750%	3/15/23	13,439	13,945
	Welltower Inc.	4.250%	4/15/28	2,540	2,730
	Welltower Inc.	4.125%	3/15/29	10,000	10,685
					8,999,364
Industrial (31.1%)
	Basic Industry (1.0%)
10	Air Liquide Finance SA	2.250%	9/27/23	45,308	44,979
10	Air Liquide Finance SA	2.500%	9/27/26	19,850	19,567
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	5,200	5,714
10	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP	3.400%	12/1/26	9,680	9,952
10	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP	3.700%	6/1/28	32,331	33,730
10	Dow Chemical Co.	3.625%	5/15/26	15,000	15,486
	DuPont de Nemours Inc.	4.493%	11/15/25	40,000	43,793
	Eastman Chemical Co.	3.800%	3/15/25	5,287	5,518
	Eastman Chemical Co.	4.500%	12/1/28	10,000	10,873
11	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	2,500	1,715
	Nutrien Ltd.	3.375%	3/15/25	20,308	20,807
	Nutrien Ltd.	3.000%	4/1/25	10,475	10,533
10	Suzano Austria GmbH	7.000%	3/16/47	3,333	3,869
	Vale Overseas Ltd.	6.250%	8/10/26	6,000	6,810
13	Vale SA	3.750%	1/10/23	15,080	18,026
	WRKCo Inc.	3.000%	9/15/24	17,995	17,954
	WRKCo Inc.	4.650%	3/15/26	19,795	21,556
	WRKCo Inc.	3.900%	6/1/28	14,630	15,071
	Capital Goods (2.4%)
	3M Co.	3.375%	3/1/29	29,000	30,651
13	Airbus Finance BV	2.375%	4/2/24	14,000	17,284
10	Airbus SE	3.150%	4/10/27	16,201	16,736
	Ball Corp.	4.875%	3/15/26	1,820	1,927
10	Berry Global Escrow Corp.	4.875%	7/15/26	2,730	2,841
	Boeing Co.	2.600%	10/30/25	4,500	4,485
	Boeing Co.	3.100%	5/1/26	28,600	29,534
	Boeing Co.	2.250%	6/15/26	25,350	24,628
	Boeing Co.	2.700%	2/1/27	22,000	21,938
	Boeing Co.	2.800%	3/1/27	9,015	9,020
	Boeing Co.	3.250%	3/1/28	1,316	1,351
	Boeing Co.	3.450%	11/1/28	6,875	7,225
	Boeing Co.	3.200%	3/1/29	9,900	10,143
	Caterpillar Financial Services Corp.	2.625%	3/1/23	14,845	14,951
	Caterpillar Financial Services Corp.	3.750%	11/24/23	24,995	26,466
	Caterpillar Financial Services Corp.	3.300%	6/9/24	305	318
10	CFX Escrow Corp.	6.000%	2/15/24	1,600	1,692
10	Clean Harbors Inc.	4.875%	7/15/27	2,725	2,807
10	Clean Harbors Inc.	5.125%	7/15/29	2,730	2,866
	Embraer Netherlands Finance BV	5.050%	6/15/25	8,260	8,951
	Embraer Netherlands Finance BV	5.400%	2/1/27	4,100	4,573
	Embraer Overseas Ltd.	5.696%	9/16/23	582	640
	Embraer SA	5.150%	6/15/22	8,000	8,466
	General Dynamics Corp.	2.625%	11/15/27	17,000	17,178
	Honeywell International Inc.	2.500%	11/1/26	16,912	16,926

59

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Illinois Tool Works Inc.	2.650%	11/15/26	10,933	11,088
	Johnson Controls International plc	3.900%	2/14/26	2,621	2,740
10	L3Harris Technologies Inc.	4.400%	6/15/28	2,612	2,872
	Lockheed Martin Corp.	3.550%	1/15/26	56,963	60,417
10	Masonite International Corp.	5.375%	2/1/28	1,815	1,860
10	Mueller Water Products Inc.	5.500%	6/15/26	10,260	10,735
	Northrop Grumman Corp.	3.250%	1/15/28	10,000	10,252
	Owens Corning	3.950%	8/15/29	11,250	11,233
	Parker-Hannifin Corp.	2.700%	6/14/24	62,225	62,523
	Parker-Hannifin Corp.	3.300%	11/21/24	10,060	10,391
	Parker-Hannifin Corp.	3.250%	6/14/29	18,151	18,576
	Precision Castparts Corp.	3.250%	6/15/25	13,470	14,010
	Republic Services Inc.	2.500%	8/15/24	30,000	29,997
10	Resideo Funding Inc.	6.125%	11/1/26	5,037	5,308
	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	1,998	1,998
7,10	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3M USD LIBOR + 3.500%	5.803%	7/15/21	2,972	2,976
	Rockwell Collins Inc.	3.500%	3/15/27	23,154	24,304
	Stanley Black & Decker Inc.	3.400%	3/1/26	30,000	31,370
	TransDigm Inc.	6.500%	7/15/24	2,720	2,791
10	TransDigm Inc.	6.250%	3/15/26	11,325	11,920
10	Trivium Packaging Finance BV	5.500%	8/15/26	1,800	1,856
10	Trivium Packaging Finance BV	8.500%	8/15/27	900	950
	United Rentals North America Inc.	4.625%	10/15/25	5,290	5,369
	United Rentals North America Inc.	6.500%	12/15/26	4,385	4,736
	United Rentals North America Inc.	5.500%	5/15/27	3,336	3,482
	United Technologies Corp.	3.125%	5/4/27	70,965	73,115
	United Technologies Corp.	4.125%	11/16/28	15,000	16,566
	Waste Management Inc.	3.200%	6/15/26	20,000	20,806
	Communication (4.1%)
	America Movil SAB de CV	5.000%	3/30/20	4,404	4,477
	American Tower Corp.	3.000%	6/15/23	32,000	32,492
	American Tower Corp.	3.950%	3/15/29	20,000	21,001
	AT&T Inc.	3.950%	1/15/25	10,000	10,540
	AT&T Inc.	3.400%	5/15/25	54,199	55,742
	AT&T Inc.	4.125%	2/17/26	31,675	33,762
10	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	1,816	1,880
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	37,008	39,890
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	19,190	19,257
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	5,000	5,177
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	8,100	8,882
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	9,966	12,211
	Comcast Corp.	3.375%	2/15/25	44,621	46,443
	Comcast Corp.	3.375%	8/15/25	107,848	112,563
	Comcast Corp.	3.950%	10/15/25	32,325	34,753
	Comcast Corp.	3.150%	3/1/26	34,557	35,730
	Comcast Corp.	2.350%	1/15/27	38,826	37,929
	Comcast Corp.	3.150%	2/15/28	32,439	33,292
	Comcast Corp.	4.150%	10/15/28	66,025	72,725
	Crown Castle International Corp.	4.450%	2/15/26	37,476	40,707
	Crown Castle International Corp.	3.700%	6/15/26	51,292	53,509
10	CSC Holdings LLC	5.375%	2/1/28	2,955	3,073
10	CSC Holdings LLC	6.500%	2/1/29	8,805	9,708
10	Deutsche Telekom International Finance BV	4.375%	6/21/28	9,350	10,180
	Discovery Communications LLC	4.900%	3/11/26	43,685	47,829
	Discovery Communications LLC	3.950%	3/20/28	18,320	18,902
	Discovery Communications LLC	4.125%	5/15/29	20,000	20,785

60

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	Fox Corp.	4.709%	1/25/29	28,885	32,312
	Grupo Televisa SAB	5.250%	5/24/49	13,510	13,981
	Netflix Inc.	4.375%	11/15/26	5,920	5,979
10	Nexstar Escrow Inc.	5.625%	7/15/27	895	926
	Omnicom Group Inc. / Omnicom Capital Inc	3.600%	4/15/26	12,549	13,006
13	Orange SA	1.000%	9/12/25	9,000	10,568
	Qwest Corp.	7.250%	9/15/25	4,554	5,072
	S&P Global Inc.	4.000%	6/15/25	6,905	7,466
	S&P Global Inc.	4.400%	2/15/26	21,420	23,693
	S&P Global Inc.	2.950%	1/22/27	10,649	10,762
10	Sirius XM Radio Inc.	4.625%	7/15/24	4,270	4,377
	Sprint Corp.	7.125%	6/15/24	1,825	1,994
	Sprint Corp.	7.625%	2/15/25	1,825	2,026
	T-Mobile USA Inc.	4.500%	2/1/26	4,900	4,986
	T-Mobile USA Inc.	4.750%	2/1/28	2,486	2,554
	Telefonica Emisiones SAU	4.103%	3/8/27	5,000	5,314
	Time Warner Entertainment Co. LP	8.375%	3/15/23	9,000	10,589
	Verizon Communications Inc.	3.376%	2/15/25	54,600	56,966
11	Verizon Communications Inc.	4.050%	2/17/25	9,430	7,107
	Verizon Communications Inc.	2.625%	8/15/26	58,791	58,630
	Verizon Communications Inc.	4.125%	3/16/27	100,000	108,265
	Viacom Inc.	3.875%	4/1/24	1,073	1,115
	Vodafone Group plc	4.375%	5/30/28	9,185	9,959
10	Walt Disney Co.	3.700%	10/15/25	6,535	6,992
10	Walt Disney Co.	3.375%	11/15/26	32,653	34,423
	Consumer Cyclical (3.6%)
10	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	15,160	15,482
10	Alimentation Couche-Tard Inc.	3.550%	7/26/27	61,728	63,161
10	Allison Transmission Inc.	4.750%	10/1/27	5,660	5,674
10	Allison Transmission Inc.	5.875%	6/1/29	1,240	1,316
	Amazon.com Inc.	3.150%	8/22/27	27,000	28,237
	American Axle & Manufacturing Inc.	6.500%	4/1/27	1,805	1,809
	American Honda Finance Corp.	2.900%	2/16/24	7,500	7,643
	AutoZone Inc.	3.125%	4/21/26	13,622	13,742
	AutoZone Inc.	3.750%	6/1/27	10,000	10,466
	Booking Holdings Inc.	3.550%	3/15/28	17,500	18,299
10	Churchill Downs Inc.	5.500%	4/1/27	2,275	2,383
10	Churchill Downs Inc.	4.750%	1/15/28	9,180	9,191
	Costco Wholesale Corp.	2.750%	5/18/24	16,620	17,025
	Costco Wholesale Corp.	3.000%	5/18/27	32,539	33,678
	Cummins Inc.	3.650%	10/1/23	7,500	7,892
10	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC	7.500%	5/1/25	9,350	8,801
	Ford Motor Credit Co. LLC	4.389%	1/8/26	8,000	8,024
	General Motors Co.	5.000%	10/1/28	15,000	15,816
	General Motors Financial Co. Inc.	5.100%	1/17/24	40,000	42,872
	General Motors Financial Co. Inc.	3.500%	11/7/24	15,685	15,734
	General Motors Financial Co. Inc.	4.000%	1/15/25	10,000	10,171
	General Motors Financial Co. Inc.	4.350%	4/9/25	20,750	21,444
	General Motors Financial Co. Inc.	4.300%	7/13/25	14,123	14,555
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,000	10,077
	General Motors Financial Co. Inc.	4.350%	1/17/27	22,000	22,457
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	9,150	10,237
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	10,000	10,875
10	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	3,945	3,931
10	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	15,320	15,188
	Harley-Davidson Inc.	3.500%	7/28/25	17,000	17,392
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	11,027	11,440
	Home Depot Inc.	3.000%	4/1/26	5,000	5,157
	Home Depot Inc.	2.125%	9/15/26	10,000	9,780
	Home Depot Inc.	2.800%	9/14/27	10,000	10,179
	Home Depot Inc.	3.900%	12/6/28	26,250	29,007
	Home Depot Inc.	2.950%	6/15/29	32,000	32,686

61

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lennar Corp.	5.250%	6/1/26	1,560	1,659
	Lowe’s Cos. Inc.	3.875%	9/15/23	4,750	4,982
	Lowe’s Cos. Inc.	3.125%	9/15/24	8,505	8,754
	Lowe’s Cos. Inc.	2.500%	4/15/26	5,067	4,987
	Lowe’s Cos. Inc.	3.100%	5/3/27	10,000	10,155
	Lowe’s Cos. Inc.	3.650%	4/5/29	28,500	29,707
	Macy’s Retail Holdings Inc.	2.875%	2/15/23	7,500	7,387
	Mastercard Inc.	3.375%	4/1/24	16,000	16,828
	Mastercard Inc.	2.950%	11/21/26	18,315	18,943
	Mastercard Inc.	2.950%	6/1/29	19,000	19,503
	McDonald’s Corp.	3.375%	5/26/25	12,455	12,994
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	2,850	3,042
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	1,481	1,520
10	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	4,530	4,604
10	Performance Food Group Inc.	5.500%	6/1/24	12,160	12,282
	PulteGroup Inc.	5.500%	3/1/26	2,735	2,950
	Target Corp.	2.500%	4/15/26	2,500	2,522
	Target Corp.	3.375%	4/15/29	20,500	21,674
	TJX Cos. Inc.	2.500%	5/15/23	13,400	13,544
	TJX Cos. Inc.	2.250%	9/15/26	43,575	42,713
	Toyota Motor Credit Corp.	3.300%	1/12/22	7,375	7,559
	Toyota Motor Credit Corp.	3.650%	1/8/29	40,745	44,214
	Visa Inc.	3.150%	12/14/25	120,737	125,760
	Walmart Inc.	2.350%	12/15/22	1,160	1,169
	Walmart Inc.	3.400%	6/26/23	3,000	3,136
	Walmart Inc.	3.550%	6/26/25	10,000	10,650
	Walmart Inc.	3.050%	7/8/26	62,000	64,586
	Walmart Inc.	3.700%	6/26/28	50,000	54,542
	Consumer Noncyclical (7.5%)
	AbbVie Inc.	3.600%	5/14/25	9,865	10,164
	AbbVie Inc.	4.250%	11/14/28	65,000	69,131
	Allergan Funding SCS	3.800%	3/15/25	31,800	33,025
	Altria Group Inc.	4.400%	2/14/26	17,150	18,293
	AmerisourceBergen Corp.	3.450%	12/15/27	30,216	30,949
	Amgen Inc.	2.600%	8/19/26	5,000	4,938
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	35,000	37,613
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	18,062	19,508
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	91,350	103,678
10	Aramark Services Inc.	5.000%	2/1/28	4,390	4,577
	AstraZeneca plc	3.125%	6/12/27	15,000	15,344
	AstraZeneca plc	4.000%	1/17/29	5,000	5,438
12	BAT Capital Corp.	2.125%	8/15/25	6,750	8,268
10	BAT International Finance plc	3.950%	6/15/25	15,000	15,530
10	Bausch Health Cos. Inc.	7.000%	3/15/24	2,807	2,958
10	Bausch Health Cos. Inc.	5.750%	8/15/27	1,815	1,908
10	Bausch Health Cos. Inc.	7.000%	1/15/28	2,715	2,810
	Baxalta Inc.	4.000%	6/23/25	14,504	15,379
13	Bayer Capital Corp. BV	2.125%	12/15/29	4,000	4,843
	Becton Dickinson & Co.	3.700%	6/6/27	3,782	3,951
13	Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	6,500	7,489
	Biogen Inc.	4.050%	9/15/25	15,000	16,044
	Boston Scientific Corp.	4.000%	3/1/29	10,000	10,846
10	Bristol-Myers Squibb Co.	2.900%	7/26/24	45,000	45,896
10	Bristol-Myers Squibb Co.	3.200%	6/15/26	74,375	76,889
10	Bristol-Myers Squibb Co.	3.400%	7/26/29	78,605	82,068
	Celgene Corp.	3.875%	8/15/25	13,500	14,330
	Celgene Corp.	3.450%	11/15/27	34,095	35,412
	CHRISTUS Health	4.341%	7/1/28	20,000	22,253
10	Cigna Corp.	4.375%	10/15/28	50,285	54,311
	Coca-Cola Co.	2.550%	6/1/26	4,300	4,363
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,900	2,929

62

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	4,000	4,186
	Constellation Brands Inc.	3.500%	5/9/27	5,635	5,815
	Constellation Brands Inc.	4.650%	11/15/28	10,000	11,174
	Constellation Brands Inc.	3.150%	8/1/29	24,075	24,075
10	Cosan Ltd.	5.500%	9/20/29	6,800	6,842
	Covidien International Finance SA	3.200%	6/15/22	13,500	13,823
	CVS Health Corp.	4.100%	3/25/25	74,900	78,754
	CVS Health Corp.	2.875%	6/1/26	25,000	24,791
	CVS Health Corp.	4.300%	3/25/28	72,460	76,910
	DaVita Inc.	5.125%	7/15/24	2,575	2,575
	DaVita Inc.	5.000%	5/1/25	1,015	995
	Dignity Health	3.812%	11/1/24	1,000	1,053
	Eli Lilly & Co.	3.100%	5/15/27	20,000	20,768
	Eli Lilly & Co.	3.375%	3/15/29	13,500	14,324
	Express Scripts Holding Co.	3.000%	7/15/23	5,959	6,021
	Express Scripts Holding Co.	3.500%	6/15/24	27,333	28,229
	Express Scripts Holding Co.	3.400%	3/1/27	23,951	24,378
	Gilead Sciences Inc.	2.500%	9/1/23	2,750	2,759
	Gilead Sciences Inc.	3.700%	4/1/24	70,110	73,616
	Gilead Sciences Inc.	3.500%	2/1/25	66,507	69,645
	Gilead Sciences Inc.	3.650%	3/1/26	41,600	43,861
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	15,000	16,399
	GlaxoSmithKline Capital plc	3.000%	6/1/24	35,000	35,971
	GlaxoSmithKline Capital plc	3.375%	6/1/29	50,000	52,782
	Grupo Bimbo SAB de CV	4.500%	1/25/22	4,060	4,202
	HCA Inc.	5.250%	4/15/25	7,000	7,709
	HCA Inc.	5.250%	6/15/26	50,497	55,610
	HCA Inc.	5.375%	9/1/26	5,989	6,491
	HCA Inc.	4.500%	2/15/27	10,000	10,600
	HCA Inc.	5.625%	9/1/28	1,611	1,776
	HCA Inc.	4.125%	6/15/29	30,000	30,712
10	Hologic Inc.	4.375%	10/15/25	2,975	3,023
	Hormel Foods Corp.	4.125%	4/15/21	625	642
	Kaiser Foundation Hospitals	3.150%	5/1/27	2,500	2,580
	Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,349
	Kroger Co.	2.950%	11/1/21	3,000	3,029
	Kroger Co.	3.400%	4/15/22	3,000	3,067
	Kroger Co.	3.500%	2/1/26	12,475	12,747
	Laboratory Corp. of America Holdings	3.600%	2/1/25	12,000	12,372
	McKesson Corp.	2.850%	3/15/23	5,000	5,017
	Mead Johnson Nutrition Co.	4.125%	11/15/25	5,000	5,436
13	Medtronic Global Holdings SCA	1.500%	7/2/39	1,800	2,061
	Medtronic Inc.	3.500%	3/15/25	74,286	78,878
	Merck & Co. Inc.	2.750%	2/10/25	5,599	5,718
	Merck & Co. Inc.	3.400%	3/7/29	35,000	37,217
	Mercy Health	4.302%	7/1/28	12,500	13,849
	Minerva Luxembourg SA	6.500%	9/20/26	4,540	4,647
10	Minerva Luxembourg SA	5.875%	1/19/28	7,500	7,341
	Molson Coors Brewing Co.	3.000%	7/15/26	18,000	17,916
	Mylan Inc.	4.550%	4/15/28	5,000	5,266
10	Nestle Holdings Inc.	3.500%	9/24/25	11,055	11,691
10	Nestle Holdings Inc.	3.625%	9/24/28	9,819	10,617
	Novartis Capital Corp.	3.100%	5/17/27	9,700	10,134
	PepsiCo Inc.	3.000%	10/15/27	2,500	2,596
	PepsiCo Inc.	2.625%	7/29/29	15,000	14,897
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	6,000	5,985
	Pfizer Inc.	3.400%	5/15/24	17,095	17,979
	Pfizer Inc.	2.750%	6/3/26	5,000	5,072
	Pfizer Inc.	3.000%	12/15/26	21,573	22,288
	Pfizer Inc.	3.450%	3/15/29	45,000	47,670
	Philip Morris International Inc.	3.375%	8/11/25	10,000	10,379
	Philip Morris International Inc.	2.750%	2/25/26	16,057	16,107
	Philip Morris International Inc.	3.125%	3/2/28	20,000	20,212
13	Philip Morris International Inc.	0.800%	8/1/31	2,180	2,372

63

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	Post Holdings Inc.	5.500%	12/15/29	3,636	3,672
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	7,500	7,469
	Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,140
	Quest Diagnostics Inc.	3.500%	3/30/25	2,000	2,057
	Quest Diagnostics Inc.	3.450%	6/1/26	6,900	7,147
10	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	64,745	65,169
10	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	23,295	23,626
	Reynolds American Inc.	4.450%	6/12/25	87,408	92,725
10	Roche Holdings Inc.	3.350%	9/30/24	20,000	20,949
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	24,248	24,596
	SSM Health Care Corp.	3.688%	6/1/23	24,865	25,929
	Stryker Corp.	3.375%	5/15/24	5,000	5,200
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	5,000	5,061
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	5,000	5,124
	Tyson Foods Inc.	4.000%	3/1/26	25,000	26,620
	Tyson Foods Inc.	4.350%	3/1/29	15,000	16,534
	Unilever Capital Corp.	2.900%	5/5/27	7,000	7,171
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,000	16,524
	Energy (5.3%)
	Anadarko Petroleum Corp.	5.550%	3/15/26	14,475	16,234
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	30,000	30,392
	BP Capital Markets America Inc.	2.750%	5/10/23	54,532	55,245
	BP Capital Markets America Inc.	3.216%	11/28/23	29,455	30,354
	BP Capital Markets America Inc.	3.224%	4/14/24	26,774	27,646
	BP Capital Markets America Inc.	3.796%	9/21/25	38,119	40,632
	BP Capital Markets America Inc.	3.410%	2/11/26	42,800	44,722
	BP Capital Markets America Inc.	3.119%	5/4/26	66,294	68,097
	BP Capital Markets America Inc.	3.017%	1/16/27	18,065	18,438
	BP Capital Markets plc	3.994%	9/26/23	22,000	23,366
	BP Capital Markets plc	3.814%	2/10/24	36,910	38,967
	BP Capital Markets plc	3.535%	11/4/24	40,500	42,618
	BP Capital Markets plc	3.506%	3/17/25	5,125	5,383
	BP Capital Markets plc	3.279%	9/19/27	9,568	9,887
	Cenovus Energy Inc.	4.250%	4/15/27	10,000	10,300
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	9,110	9,907
	Chevron Corp.	3.326%	11/17/25	18,125	19,119
	Chevron Corp.	2.954%	5/16/26	19,958	20,598
	Cimarex Energy Co.	3.900%	5/15/27	12,250	12,411
	Cimarex Energy Co.	4.375%	3/15/29	5,240	5,460
	Concho Resources Inc.	3.750%	10/1/27	38,904	39,974
	ConocoPhillips Co.	4.950%	3/15/26	67,877	77,262
	Continental Resources Inc.	4.375%	1/15/28	9,000	9,304
10	Diamondback Energy Inc.	4.750%	11/1/24	5,758	5,916
	Diamondback Energy Inc.	4.750%	11/1/24	5,185	5,328
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	25,000	26,114
	Energy Transfer Operating LP	4.900%	2/1/24	10,046	10,712
	Energy Transfer Operating LP	4.050%	3/15/25	14,738	15,212
	Energy Transfer Operating LP	4.200%	4/15/27	9,665	10,050
	Energy Transfer Operating LP	5.500%	6/1/27	18,070	20,224
	Energy Transfer Operating LP	5.250%	4/15/29	8,000	8,923
	Energy Transfer Partners LP	4.950%	6/15/28	11,750	12,824
	Energy Transfer Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	4,036	4,263
	Enterprise Products Operating LLC	3.700%	2/15/26	10,420	10,978
	Enterprise Products Operating LLC	3.125%	7/31/29	28,465	28,494
	EOG Resources Inc.	3.150%	4/1/25	16,997	17,403
	EOG Resources Inc.	4.150%	1/15/26	6,535	7,154
	EQT Corp.	3.900%	10/1/27	6,340	5,677
	Exxon Mobil Corp.	2.709%	3/6/25	7,598	7,760
	Husky Energy Inc.	4.400%	4/15/29	34,600	36,287
	Marathon Petroleum Corp.	5.125%	12/15/26	38,979	43,063
10	Midwest Connector Capital Co. LLC	3.900%	4/1/24	35,000	36,427

64

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	MPLX LP	4.875%	12/1/24	42,405	46,125
	MPLX LP	4.125%	3/1/27	5,000	5,221
	MPLX LP	4.800%	2/15/29	19,975	21,781
	Newfield Exploration Co.	5.625%	7/1/24	7,440	8,203
	Newfield Exploration Co.	5.375%	1/1/26	4,790	5,237
	Noble Energy Inc.	3.850%	1/15/28	10,000	10,190
10	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	1,815	1,829
10	Parsley Energy LLC / Parsley Finance Corp.	5.625%	10/15/27	2,710	2,791
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	27,675	30,719
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	19,710	21,898
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	33,205	37,771
	Shell International Finance BV	2.250%	1/6/23	12,812	12,828
	Shell International Finance BV	3.400%	8/12/23	4,000	4,176
	Shell International Finance BV	3.250%	5/11/25	85,903	89,874
	Shell International Finance BV	2.875%	5/10/26	49,076	50,213
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	10,000	10,486
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	13,648	13,976
10	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	4.750%	10/1/23	4,605	4,668
10	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	1,735	1,885
10	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	1,800	1,985
	Total Capital Canada Ltd.	2.750%	7/15/23	26,390	26,848
	Total Capital International SA	3.700%	1/15/24	21,525	22,745
	Total Capital International SA	2.434%	1/10/25	26,440	26,538
	Total Capital International SA	3.455%	2/19/29	25,000	26,675
13	Total Capital International SA	1.375%	10/4/29	5,200	6,436
	Total Capital International SA	2.829%	1/10/30	14,000	14,076
	Total Capital SA	3.883%	10/11/28	26,600	29,193
	TransCanada PipeLines Ltd.	3.750%	10/16/23	19,615	20,418
	TransCanada PipeLines Ltd.	4.875%	1/15/26	30,028	33,201
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,000	10,810
	Valero Energy Corp.	3.400%	9/15/26	7,677	7,839
	Valero Energy Corp.	4.000%	4/1/29	18,170	18,957
	Valero Energy Partners LP	4.500%	3/15/28	13,514	14,566
	Western Midstream Operating LP	4.500%	3/1/28	3,085	3,066
	Western Midstream Operating LP	4.750%	8/15/28	3,225	3,230
	Williams Cos. Inc.	4.550%	6/24/24	4,265	4,565
	Williams Cos. Inc.	3.900%	1/15/25	5,116	5,338
	Williams Cos. Inc.	3.750%	6/15/27	8,500	8,740
	Other Industrial (0.0%)
	CBRE Services Inc.	4.875%	3/1/26	10,000	10,938
	Technology (6.3%)
	Apple Inc.	3.000%	2/9/24	64,300	66,266
	Apple Inc.	3.450%	5/6/24	30,000	31,602
	Apple Inc.	2.850%	5/11/24	9,150	9,392
	Apple Inc.	2.750%	1/13/25	68,358	69,778
	Apple Inc.	2.500%	2/9/25	27,342	27,531
	Apple Inc.	3.250%	2/23/26	88,151	92,119
	Apple Inc.	2.450%	8/4/26	69,739	69,630
	Apple Inc.	3.350%	2/9/27	41,175	43,298
	Apple Inc.	3.200%	5/11/27	69,300	72,184
	Apple Inc.	2.900%	9/12/27	53,037	54,244
	Apple Inc.	3.000%	11/13/27	10,000	10,332
	Applied Materials Inc.	3.300%	4/1/27	14,606	15,216
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,450	18,836
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	33,100	32,234
10	Broadcom Inc.	4.250%	4/15/26	9,320	9,395
10	Broadcom Inc.	4.750%	4/15/29	7,000	7,136
10	CDK Global Inc.	5.250%	5/15/29	2,720	2,815
	Cisco Systems Inc.	2.500%	9/20/26	15,904	16,015

65

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	CommScope Finance LLC	8.250%	3/1/27	4,540	4,478
10	Dell International LLC / EMC Corp.	4.000%	7/15/24	30,000	30,922
10	Dell International LLC / EMC Corp.	6.020%	6/15/26	13,670	15,080
	Equinix Inc.	5.375%	5/15/27	2,725	2,926
	Fidelity National Information Services Inc.	3.750%	5/21/29	10,000	10,587
	Fiserv Inc.	3.200%	7/1/26	82,520	84,347
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	24,990	27,424
	Intel Corp.	3.700%	7/29/25	31,950	34,057
	Intel Corp.	2.600%	5/19/26	5,000	5,050
	Intel Corp.	3.150%	5/11/27	10,000	10,463
	International Business Machines Corp.	3.625%	2/12/24	37,000	38,713
	International Business Machines Corp.	3.300%	5/15/26	103,665	107,593
	International Business Machines Corp.	3.500%	5/15/29	73,015	76,400
	Lam Research Corp.	3.750%	3/15/26	28,725	30,205
	Microsoft Corp.	2.700%	2/12/25	41,755	42,696
	Microsoft Corp.	3.125%	11/3/25	41,685	43,582
	Microsoft Corp.	2.400%	8/8/26	97,672	97,936
	Microsoft Corp.	3.300%	2/6/27	57,571	60,927
10	NXP BV / NXP Funding LLC	4.875%	3/1/24	22,000	23,540
10	NXP BV / NXP Funding LLC	5.350%	3/1/26	30,000	32,775
10	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	15,000	15,412
	Oracle Corp.	3.400%	7/8/24	22,400	23,427
	Oracle Corp.	2.950%	11/15/24	44,875	46,062
	Oracle Corp.	2.950%	5/15/25	49,591	50,855
	Oracle Corp.	2.650%	7/15/26	55,985	56,051
	Oracle Corp.	3.250%	11/15/27	35,515	36,969
	QUALCOMM Inc.	2.900%	5/20/24	65,587	66,520
	QUALCOMM Inc.	3.250%	5/20/27	65,553	66,876
13	SAP SE	1.625%	3/10/31	8,000	10,018
10	SS&C Technologies Inc.	5.500%	9/30/27	4,915	5,112
	Tyco Electronics Group SA	3.500%	2/3/22	19,370	19,786
	Tyco Electronics Group SA	3.450%	8/1/24	8,710	8,997
	Tyco Electronics Group SA	3.700%	2/15/26	25,263	26,156
	Tyco Electronics Group SA	3.125%	8/15/27	28,779	28,768
§,4,10	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	2,300	2,300
	Verisk Analytics Inc.	4.000%	6/15/25	16,000	17,106
	Verisk Analytics Inc.	4.125%	3/15/29	13,740	14,857
	Western Digital Corp.	4.750%	2/15/26	2,765	2,737
	Transportation (0.9%)
11	Aurizon Network Pty Ltd.	4.000%	6/21/24	29,190	21,312
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	15,000	15,746
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	20,283
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	9,850	10,326
4	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	4,897	5,103
	CSX Corp.	3.250%	6/1/27	10,000	10,306
	CSX Corp.	4.250%	3/15/29	27,945	31,062
4	Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718%	7/2/24	7,163	7,621
4	Delta Air Lines 2015-1 Class A Pass Through Trust	3.875%	1/30/29	7,441	7,751
10	ERAC USA Finance LLC	3.850%	11/15/24	8,000	8,437
10	ERAC USA Finance LLC	3.800%	11/1/25	9,000	9,485
4,10	Heathrow Funding Ltd.	4.875%	7/15/23	330	342
	JB Hunt Transport Services Inc.	3.875%	3/1/26	45,000	47,604
	Norfolk Southern Corp.	3.800%	8/1/28	10,000	10,789
11	Pacific National Finance Pty Ltd.	5.400%	5/12/27	11,770	9,232
	Southwest Airlines Co.	7.375%	3/1/27	4,930	6,238
	Union Pacific Corp.	2.750%	3/1/26	9,017	9,026
	Union Pacific Corp.	3.700%	3/1/29	10,000	10,728
	Union Pacific Corp.	3.550%	8/15/39	4,500	4,530
4	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	4,405	4,688
	United Parcel Service Inc.	3.050%	11/15/27	20,925	21,663
11	WSO Finance Pty Ltd.	3.500%	7/14/23	10,260	7,444
					9,590,936

66

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Utilities (4.0%)
	Electric (3.9%)
	AEP Transmission Co. LLC	3.100%	12/1/26	10,100	10,360
	Ameren Illinois Co.	3.250%	3/1/25	11,680	12,120
	Baltimore Gas & Electric Co.	3.350%	7/1/23	10,627	10,973
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	7,955	8,065
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	47,864	50,396
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	16,025	16,606
	Commonwealth Edison Co.	3.100%	11/1/24	5,790	5,893
	Commonwealth Edison Co.	2.550%	6/15/26	2,955	2,942
	Commonwealth Edison Co.	3.700%	8/15/28	6,338	6,865
	Connecticut Light & Power Co.	2.500%	1/15/23	26,960	27,145
	Dominion Energy South Carolina Inc.	4.250%	8/15/28	33,480	37,366
	DTE Energy Co.	3.800%	3/15/27	19,680	20,666
	DTE Energy Co.	3.400%	6/15/29	17,760	17,956
	Duke Energy Carolinas LLC	2.950%	12/1/26	11,600	11,855
	Duke Energy Carolinas LLC	3.950%	11/15/28	13,339	14,611
	Duke Energy Corp.	3.400%	6/15/29	18,400	18,964
	Duke Energy Florida LLC	3.200%	1/15/27	8,403	8,717
	Duke Energy Florida LLC	3.800%	7/15/28	29,164	31,609
	Duke Energy Progress LLC	3.700%	9/1/28	5,781	6,230
	Edison International	5.750%	6/15/27	4,000	4,446
	Edison International	4.125%	3/15/28	2,000	2,054
	Entergy Arkansas Inc.	3.050%	6/1/23	7,410	7,530
	Entergy Arkansas Inc.	3.700%	6/1/24	9,708	10,247
	Entergy Arkansas Inc.	3.500%	4/1/26	24,414	25,590
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	12,935	14,806
	Entergy Louisiana LLC	4.050%	9/1/23	6,400	6,785
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	9,797
	Entergy Louisiana LLC	2.400%	10/1/26	18,176	17,802
	Entergy Louisiana LLC	3.120%	9/1/27	18,025	18,534
	Entergy Louisiana LLC	4.950%	1/15/45	9,250	9,789
	Exelon Corp.	3.950%	6/15/25	23,652	25,087
	FirstEnergy Corp.	4.250%	3/15/23	23,472	24,716
10	FirstEnergy Transmission LLC	4.350%	1/15/25	35,685	38,291
	ITC Holdings Corp.	3.250%	6/30/26	9,700	9,827
	ITC Holdings Corp.	3.350%	11/15/27	18,745	19,365
10	Kallpa Generacion SA	4.125%	8/16/27	11,000	11,316
10	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	19,926	21,499
	MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,748
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	43,526	47,283
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	37,108	38,077
10	NRG Energy Inc.	5.250%	6/15/29	3,645	3,836
	NSTAR Electric Co.	3.250%	11/15/25	10,000	10,291
	NSTAR Electric Co.	3.200%	5/15/27	50,840	52,476
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,200	1,228
10	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	42,000	45,185
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	22,322	27,717
	PacifiCorp	3.600%	4/1/24	14,000	14,672
	PacifiCorp	3.350%	7/1/25	17,720	18,412
	PacifiCorp	3.500%	6/15/29	15,485	16,624
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,307
	Potomac Electric Power Co.	3.600%	3/15/24	15,690	16,444
	Public Service Electric & Gas Co.	3.200%	5/15/29	31,500	32,907
	Public Service Enterprise Group Inc.	2.875%	6/15/24	45,000	45,536
	Puget Energy Inc.	3.650%	5/15/25	13,665	14,007
	Southern California Edison Co.	3.700%	8/1/25	13,871	14,445
	Southern California Edison Co.	4.200%	3/1/29	9,000	9,824
	Southwestern Electric Power Co.	4.100%	9/15/28	25,000	27,184
	Southwestern Public Service Co.	3.300%	6/15/24	41,070	42,544
10	Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	11,622
	Union Electric Co.	2.950%	6/15/27	12,861	13,016

67

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7,11	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	1.918%	8/15/21	2,000	1,351
7,11	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	1.405%	1/15/22	500	336
	Virginia Electric & Power Co.	3.450%	9/1/22	9,000	9,257
	Virginia Electric & Power Co.	2.750%	3/15/23	4,744	4,801
	Virginia Electric & Power Co.	3.450%	2/15/24	7,000	7,274
	Virginia Electric & Power Co.	3.100%	5/15/25	8,885	9,131
	Virginia Electric & Power Co.	3.150%	1/15/26	12,295	12,688
	Virginia Electric & Power Co.	2.950%	11/15/26	26,277	26,905
10	Vistra Operations Co. LLC	5.000%	7/31/27	4,533	4,635
	Westar Energy Inc.	2.550%	7/1/26	2,000	1,981
	Westar Energy Inc.	3.100%	4/1/27	5,800	5,960
	Natural Gas (0.1%)
13	Cadent Finance plc	0.625%	9/22/24	4,100	4,624
10	Engie SA	2.875%	10/10/22	3,480	3,529
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	15,000	15,689
	Sempra Energy	3.400%	2/1/28	12,092	12,236
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,125	4,194
	Other Utility (0.0%)
11	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	16,550	12,495
					1,245,291
Total Corporate Bonds (Cost $19,166,432)					19,835,591
Sovereign Bonds (6.8%)
10	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	9,450	10,587
	Argentine Republic	6.875%	4/22/21	24,400	21,929
	Argentine Republic	6.875%	1/26/27	26,907	22,232
10	Banco Latinoamericano de Comercio Exterior SA	3.250%	5/7/20	4,000	4,007
10	Banque Ouest Africaine de Developpement	5.000%	7/27/27	4,929	5,191
10	Bermuda	4.138%	1/3/23	10,964	11,464
10	Bermuda	4.854%	2/6/24	3,517	3,833
	Bermuda	4.854%	2/6/24	8,791	9,639
4	Bermuda	4.750%	2/15/29	12,860	14,446
10	BOC Aviation Ltd.	2.375%	9/15/21	15,000	14,816
	Cayman Islands	5.950%	11/24/19	500	508
10	CDP Financial Inc.	3.150%	7/24/24	8,000	8,325
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	3,300	3,456
4	Ciudad Autonoma De Buenos Aires	8.950%	2/19/21	164	166
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	8,231	8,507
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	2,105	2,176
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	10,190	10,852
10	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,020
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	15,100	16,280
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,605	8,823
10,14	Dexia Credit Local SA	1.875%	9/15/21	10,000	9,939
10	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,761
	Dominican Republic	6.600%	1/28/24	3,250	3,617
10	Electricite de France SA	4.500%	9/21/28	9,500	10,450
	Emirate of Abu Dhabi	3.125%	10/11/27	19,388	20,121
	Equinor ASA	3.150%	1/23/22	3,000	3,065
	Equinor ASA	2.450%	1/17/23	3,000	3,017
	Equinor ASA	3.950%	5/15/43	3,191	3,469
	Export-Import Bank of India	3.375%	8/5/26	3,000	3,026
10	Export-Import Bank of India	3.875%	2/1/28	9,675	10,028
	Export-Import Bank of Korea	5.125%	6/29/20	17,000	17,407
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,023
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,520
	Export-Import Bank of Korea	3.000%	11/1/22	38,308	38,983
4	Federative Republic of Brazil	4.500%	5/30/29	17,200	17,909
	Fondo MIVIVIENDA SA	3.500%	1/31/23	14,000	14,258
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	2,650	2,876

68

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	7,000	8,986
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	4,800	4,812
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	3,538	3,541
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	5,000	5,018
	ICBCIL Finance Co. Ltd.	3.375%	4/5/22	10,000	10,077
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,400	2,404
10	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	6,527
10	Kingdom of Saudi Arabia	2.375%	10/26/21	785	785
	Kingdom of Saudi Arabia	2.375%	10/26/21	131,077	131,116
	Kingdom of Saudi Arabia	4.000%	4/17/25	13,500	14,450
10,13	Kingdom of Spain	2.700%	10/31/48	59,880	89,442
	Korea Development Bank	4.625%	11/16/21	3,285	3,449
	Korea Gas Corp.	2.250%	7/18/26	2,240	2,164
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,839
10	Korea National Oil Corp.	2.875%	3/27/22	6,800	6,859
	North American Development Bank	2.400%	10/26/22	1,300	1,299
	NTPC Ltd.	4.250%	2/26/26	6,250	6,557
	OCP SA	5.625%	4/25/24	1,520	1,657
10	Ontario Teachers’ Cadillac Fairview Properties Trust	3.125%	3/20/22	6,000	6,104
10	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	7,445
10	Ontario Teachers’ Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	12,909
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	11,905	12,634
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	4,000	4,305
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	18,000	19,035
	Petrobras Global Finance BV	8.750%	5/23/26	5,250	6,536
	Petrobras Global Finance BV	7.375%	1/17/27	1,051	1,241
	Petrobras Global Finance BV	5.999%	1/27/28	2,850	3,106
	Petroleos Mexicanos	5.500%	1/21/21	150,939	154,358
	Petroleos Mexicanos	6.875%	8/4/26	35,515	36,100
	Petroleos Mexicanos	6.500%	3/13/27	5,835	5,790
7	Petroleos Mexicanos, 3M USD LIBOR + 3.650%	6.101%	3/11/22	14,150	14,273
	Province of Ontario	4.000%	10/7/19	4,500	4,514
4	Republic of Colombia	4.500%	1/28/26	49,678	53,528
	Republic of Colombia	10.375%	1/28/33	33,975	53,176
4	Republic of Colombia	5.000%	6/15/45	7,855	8,690
	Republic of Croatia	6.375%	3/24/21	7,250	7,675
13	Republic of Croatia	3.000%	3/20/27	12,582	16,356
13	Republic of Croatia	1.125%	6/19/29	22,630	25,582
4,10	Republic of Guatemala	6.125%	6/1/50	5,850	6,340
	Republic of Honduras	6.250%	1/19/27	3,270	3,542
	Republic of Hungary	6.375%	3/29/21	5,980	6,358
	Republic of Indonesia	4.875%	5/5/21	29,441	30,605
10	Republic of Indonesia	3.700%	1/8/22	3,124	3,206
	Republic of Indonesia	3.750%	4/25/22	88,508	90,965
	Republic of Indonesia	5.375%	10/17/23	6,400	7,072
	Republic of Indonesia	5.875%	1/15/24	34,830	39,247
	Republic of Indonesia	4.125%	1/15/25	33,555	35,599
10	Republic of Latvia	2.750%	1/12/20	1,000	1,000
	Republic of Latvia	2.750%	1/12/20	7,350	7,357
	Republic of Lithuania	7.375%	2/11/20	23,356	23,945
10	Republic of Lithuania	6.125%	3/9/21	7,400	7,832
	Republic of Lithuania	6.125%	3/9/21	42,564	45,070
	Republic of Lithuania	6.625%	2/1/22	12,000	13,248
13	Republic of Lithuania	1.625%	6/19/49	6,800	8,445
4	Republic of Panama	4.000%	9/22/24	6,700	7,119
4	Republic of Panama	3.160%	1/23/30	22,900	23,014
	Republic of Panama	8.125%	4/28/34	9,236	12,965
	Republic of Poland	5.125%	4/21/21	10,505	11,017
10,13	Republic of Romania	2.124%	7/16/31	4,400	4,926
10,13	Republic of Romania	4.625%	4/3/49	3,010	4,142
	Republic of Serbia	4.875%	2/25/20	3,381	3,418
	Republic of Serbia	7.250%	9/28/21	13,696	14,975
13	Republic of Serbia	1.500%	6/26/29	27,370	30,442
	Republic of Slovenia	5.500%	10/26/22	36,554	40,051

69

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of South Africa	5.875%	9/16/25	17,437	18,918
15	Republic of South Africa	10.500%	12/21/26	710,000	55,389
	Republic of South Africa	4.850%	9/27/27	8,520	8,658
	Russian Federation	5.100%	3/28/35	17,200	18,710
	SABIC Capital II BV	4.000%	10/10/23	12,000	12,576
10	SABIC Capital II BV	4.000%	10/10/23	15,288	15,995
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,346
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	34,570	36,822
10	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	1,800	1,914
	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	13,650	14,617
	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	5,000	5,179
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	5,000	4,967
10	Sinopec Group Overseas Development 2017 Ltd.	3.625%	4/12/27	12,500	13,026
	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/27	11,300	11,495
	Socialist Republic of Vietnam	6.750%	1/29/20	16,900	17,208
	State Bank of India	4.375%	1/24/24	4,200	4,419
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,005	4,261
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	5,245	5,448
	State of Israel	3.150%	6/30/23	2,000	2,069
13	State of Israel	2.875%	1/29/24	1,100	1,374
	State of Kuwait	2.750%	3/20/22	14,606	14,762
	State of Qatar	2.375%	6/2/21	775	775
	State of Qatar	4.000%	3/14/29	91,126	99,343
	Sultanate of Oman	6.750%	1/17/48	4,800	4,532
10	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	1,004
	United Mexican States	3.600%	1/30/25	13,095	13,425
	United Mexican States	4.125%	1/21/26	10,240	10,724
16	United Mexican States	5.750%	3/5/26	1,890,540	90,312
13	United Mexican States	1.625%	4/8/26	13,715	15,681
	United Mexican States	4.500%	4/22/29	15,242	16,206
Total Sovereign Bonds (Cost $2,054,303)					2,112,120
Taxable Municipal Bonds (0.1%)
	Allentown PA Neighborhood Improvement Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,028
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	1,250	1,258
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	5,852	7,944
	Illinois GO	5.000%	1/1/23	1,835	1,908
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.885%	1/1/21	1,000	1,011
17	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	5,435	6,885
	New York City NY Transitional Finance Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,684
	New York State Dormitory Authority Revenue (Employer Assessment)	3.892%	12/1/24	2,000	2,172
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,000	2,363
	San Diego County CA Regional Airport Authority Revenue	3.730%	7/1/21	800	821
	San Diego County CA Regional Airport Authority Revenue	5.594%	7/1/43	6,200	6,947
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	4,960	5,970
	Texas GO	3.682%	8/1/24	2,000	2,094
	University of California Revenue	2.300%	5/15/21	1,000	1,005
Total Taxable Municipal Bonds (Cost $43,025)					46,090

70

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

						Market
						Value
					Shares	($000)
Convertible Preferred Stocks (0.0%)
§,*	Lehman Brothers Holdings Inc. Pfd. (Cost $8,571)				8,740	—
Temporary Cash Investments (3.2%)

		Coupon
Money Market Fund (1.9%)
18	Vanguard Market Liquidity Fund	2.386%			5,848,449	584,903

					Face
				Maturity	Amount
				Date	($000)
Commercial Paper (1.3%)
19	Anheuser-Busch Inbev Worldwide Inc.	2.720%		9/5/19	44,800	44,688
19	AT&T Inc.	2.755%		9/27/19	50,000	49,773
	Bell Canada Inc.	2.699%		9/6/19	30,000	29,920
19	Dominion Energy Inc.	2.770%		9/5/19	75,000	74,803
19	DuPont de Nemours Inc.	2.728%		8/23/19	50,000	49,918
19	EI du Pont de Nemours & Co	2.748%		8/23/19	50,000	49,918
19	Entergy Corp.	2.749%		8/29/19	12,750	12,723
19	Entergy Corp.	2.678%		9/10/19	37,500	37,388
19	Rogers Communication Inc.	2.728%		8/27/19	50,000	49,896
						399,027
Total Temporary Cash Investments (Cost $983,936)						983,930
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions (0.0%)
	10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.941% Semiannually	BNPSW	10/2/19	1.941%	31,440	267
	10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.916% Semiannually	GSCM	10/3/19	1.916%	78,600	594
	10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 2.035% Semiannually	JPMC	10/17/19	2.035%	31,440	449
	5-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.857% Semiannually	DBAG	6/21/21	1.857%	62,890	1,081
						2,391
Put Swaptions (0.0%)
	1-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 2.260% Semiannually	CITNA	8/23/19	2.260%	313,000	26
	10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.941% Semiannually	BNPSW	10/2/19	1.941%	31,440	286
	10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.916% Semiannually	GSCM	10/3/19	1.916%	78,600	819
	10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 2.035% Semiannually	JPMC	10/17/19	2.035%	31,440	197
	5-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.857% Semiannually	DBAG	6/21/21	1.857%	62,890	969
	5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	BARC	8/21/19	0.600%	63,950	33
	5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	9/18/19	0.700%	127,890	63
						2,393

71

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

Total Swaption Contracts Purchased (Cost $6,089)	4,784
Total Investments (99.2%) (Cost $29,736,760)	30,612,032
Other Assets and Liabilities—Net (0.8%)	241,368
Net Assets (100%)	30,853,400

§	Security value determined using significant unobservable inputs.
*	Non-income-producing—security in default.
1	Securities with a value of $14,646,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $1,042,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $42,732,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2019.
6

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Inverse interest-only security.
9	Interest-only security.
10

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $4,435,294,000, representing 14.4% of net assets.

11	Face amount denominated in Australian dollars.
12	Face amount denominated in British pounds.
13	Face amount denominated in euro.
14	Guaranteed by multiple countries.
15	Face amount denominated in South African rand.
16	Face amount denominated in Mexican pesos.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
19

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.”  At July 31, 2019, the aggregate value of these securities was $369,107,000, representing 1.2% of net assets.

BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CC—Centrally Cleared.
CITNA—Citibank N.A.
CMT—Constant Maturing Treasury Rate.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
LIBOR—London Interbank Offered Rate.
OTC—Over-the-Counter.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

72

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.6%)
U.S. Government Securities (6.3%)
	United States Treasury Note/Bond	2.250%	11/15/24	10,808	11,027
1	United States Treasury Note/Bond	4.500%	2/15/36	182,000	239,898
2	United States Treasury Note/Bond	4.750%	2/15/37	109,059	149,190
	United States Treasury Note/Bond	4.375%	11/15/39	2,100	2,790
3	United States Treasury Note/Bond	4.375%	5/15/40	126,785	168,663
	United States Treasury Note/Bond	2.875%	5/15/43	4,100	4,382
2,3	United States Treasury Note/Bond	3.375%	5/15/44	25,000	29,023
	United States Treasury Note/Bond	3.000%	11/15/44	9,210	10,049
	United States Treasury Note/Bond	2.500%	2/15/45	28,662	28,537
	United States Treasury Note/Bond	2.875%	8/15/45	118,700	126,749
	United States Treasury Note/Bond	3.000%	11/15/45	189,052	206,687
	United States Treasury Note/Bond	2.250%	8/15/46	9,500	8,967
	United States Treasury Note/Bond	3.000%	5/15/47	31,000	33,926
	United States Treasury Note/Bond	2.750%	11/15/47	47,602	49,633
3	United States Treasury Note/Bond	3.000%	2/15/48	59,320	64,909
	United States Treasury Note/Bond	3.125%	5/15/48	30,000	33,619
3	United States Treasury Note/Bond	3.000%	8/15/48	3,000	3,287
	United States Treasury Strip Principal	0.000%	2/15/48	47,795	22,747
					1,194,083
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	44,722
	Tennessee Valley Authority	4.250%	9/15/65	10,000	12,514
					57,236
Conventional Mortgage-Backed Securities (1.6%)
4,5	Fannie Mae Pool	2.980%	9/1/34	1,380	1,406
4,5	Fannie Mae Pool	3.050%	10/1/32	1,716	1,777
4,5	Fannie Mae Pool	3.230%	7/1/32	3,527	3,709
4,5	Fannie Mae Pool	3.250%	6/1/32	6,115	6,402
4,5	Fannie Mae Pool	3.260%	9/1/32	26,625	28,086
4,5	Fannie Mae Pool	3.300%	7/1/32	1,589	1,684
4,5	Fannie Mae Pool	3.360%	6/1/34	13,215	14,094
4,5	Fannie Mae Pool	3.440%	3/1/33	10,900	11,691
4,5	Fannie Mae Pool	3.490%	2/1/32	5,695	6,061
4,5	Fannie Mae Pool	3.560%	4/1/33	13,538	14,463
4,5	Fannie Mae Pool	3.580%	8/1/30–4/1/33	17,561	19,094
4,5	Fannie Mae Pool	3.590%	5/1/34	29,275	32,183
4,5	Fannie Mae Pool	3.610%	5/1/33	13,748	14,785
4,5	Fannie Mae Pool	3.620%	8/1/30–4/1/34	17,586	19,063
4,5	Fannie Mae Pool	3.670%	3/1/31	5,960	6,518
4,5	Fannie Mae Pool	3.690%	8/1/30	8,625	9,461
4,5	Fannie Mae Pool	3.765%	3/1/34	33,570	37,345
4,5	Fannie Mae Pool	3.970%	1/1/34	41,879	47,199
4,5	Fannie Mae Pool	4.030%	12/1/33–1/1/34	9,198	10,389
4,5	Fannie Mae Pool	4.130%	12/1/30	6,430	7,299
4,5	Fannie Mae Pool	4.180%	12/1/30	7,780	8,869
4,5	Freddie Mac Pool	3.390%	7/1/34	12,909	13,573
4,6	UMBS TBA	4.000%	7/1/49–8/1/49	955	989
					316,140
Nonconventional Mortgage-Backed Securities (0.4%)
4,5	Fannie Mae REMICS	3.000%	7/25/47	12,564	12,957
4,5	Fannie Mae REMICS	3.500%	4/25/59	14,190	15,208
4,5,7,8	Fannie Mae REMICS, 6.200% - 1M USD LIBOR	3.934%	10/25/47	1,581	279
4,5	Freddie Mac REMICS	3.000%	4/15/47	11,716	11,822
4,5,7,8	Freddie Mac REMICS, 6.150% - 1M USD LIBOR	3.825%	1/15/42–1/15/45	1,147	184
4,5,7,8	Freddie Mac REMICS, 6.200% - 1M USD LIBOR	3.875%	12/15/47	593	109
4	Ginnie Mae REMICS	3.000%	7/20/47–8/20/47	29,167	29,872
9	Ginnie Mae REMICS	4.500%	1/20/48	18	3
4,7,8	Ginnie Mae REMICS, 5.650% - 1M USD LIBOR	3.378%	8/20/45	995	162

73

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,7,8	Ginnie Mae REMICS, 6.100% - 1M USD LIBOR	3.828%	9/20/46	749	155
4,7,8	Ginnie Mae REMICS, 6.200% - 1M USD LIBOR	3.928%	10/20/47–12/20/47	1,874	320
					71,071
Total U.S. Government and Agency Obligations (Cost $1,531,910)					1,638,530
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
4,5	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	25,575	27,837
4,5	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	21,750	23,901
4,5	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	33,820	38,083
4,5	Freddie Mac Multifamily Structured Pass Through Certificates	3.900%	12/25/30	35,030	39,100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $122,445)					128,921
Corporate Bonds (74.9%)
Finance (17.9%)
	Banking (12.1%)
4	Bank of America Corp.	3.705%	4/24/28	25,080	26,224
4	Bank of America Corp.	3.974%	2/7/30	16,735	17,909
4	Bank of America Corp.	4.244%	4/24/38	80,790	89,436
4	Bank of America Corp.	4.078%	4/23/40	31,075	33,369
	Bank of America Corp.	5.875%	2/7/42	19,230	25,848
4	Bank of America Corp.	4.443%	1/20/48	26,455	30,160
4	Bank of America Corp.	3.946%	1/23/49	65,835	70,353
4	Bank of America Corp.	4.330%	3/15/50	36,555	41,453
	Bank of America NA	6.000%	10/15/36	20,450	27,141
	Bank One Corp.	8.000%	4/29/27	21,400	28,404
4	Citigroup Inc.	3.878%	1/24/39	64,990	68,619
	Citigroup Inc.	4.650%	7/30/45	13,983	16,292
4	Citigroup Inc.	4.281%	4/24/48	13,570	15,142
	Citigroup Inc.	4.650%	7/23/48	54,226	63,607
4	Goldman Sachs Group Inc.	3.691%	6/5/28	15,715	16,274
4	Goldman Sachs Group Inc.	3.814%	4/23/29	23,695	24,764
4	Goldman Sachs Group Inc.	4.223%	5/1/29	26,545	28,522
4	Goldman Sachs Group Inc.	4.017%	10/31/38	139,635	145,508
4	Goldman Sachs Group Inc.	4.411%	4/23/39	33,860	36,944
	Goldman Sachs Group Inc.	6.250%	2/1/41	13,370	17,945
	Goldman Sachs Group Inc.	4.800%	7/8/44	15,000	17,401
	Goldman Sachs Group Inc.	4.750%	10/21/45	15,539	18,198
	HSBC Bank USA NA	5.875%	11/1/34	45,205	57,493
	HSBC Bank USA NA	5.625%	8/15/35	22,425	27,023
	HSBC Holdings plc	4.375%	11/23/26	1,505	1,597
4	HSBC Holdings plc	4.041%	3/13/28	6,840	7,113
4	HSBC Holdings plc	3.973%	5/22/30	13,280	13,867
4,10	HSBC Holdings plc	3.000%	5/29/30	1,000	1,270
	HSBC Holdings plc	7.625%	5/17/32	21,200	29,385
	HSBC Holdings plc	6.500%	9/15/37	32,420	42,433
	HSBC Holdings plc	6.800%	6/1/38	48,749	66,143
	HSBC Holdings plc	6.100%	1/14/42	9,720	13,377
4,11	JPMorgan Chase & Co.	1.090%	3/11/27	2,500	2,902
4	JPMorgan Chase & Co.	4.203%	7/23/29	23,255	25,375
4	JPMorgan Chase & Co.	3.702%	5/6/30	35,300	37,316
	JPMorgan Chase & Co.	6.400%	5/15/38	54,099	75,345
4	JPMorgan Chase & Co.	3.882%	7/24/38	72,532	76,446
	JPMorgan Chase & Co.	5.500%	10/15/40	25,390	32,639
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	14,760
4	JPMorgan Chase & Co.	4.260%	2/22/48	37,060	40,722
4	JPMorgan Chase & Co.	4.032%	7/24/48	39,500	41,803
4	JPMorgan Chase & Co.	3.964%	11/15/48	103,215	110,679
4	JPMorgan Chase & Co.	3.897%	1/23/49	43,670	46,398

74

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	5,000	5,148
4	Morgan Stanley	3.772%	1/24/29	24,285	25,475
4	Morgan Stanley	4.431%	1/23/30	11,285	12,447
	Morgan Stanley	7.250%	4/1/32	19,670	27,840
4	Morgan Stanley	3.971%	7/22/38	94,095	98,866
	Morgan Stanley	6.375%	7/24/42	33,160	46,884
	Morgan Stanley	4.300%	1/27/45	30,230	33,478
	Morgan Stanley	4.375%	1/22/47	35,500	39,808
	Wachovia Corp.	5.500%	8/1/35	2,400	2,906
	Wells Fargo & Co.	4.150%	1/24/29	2,350	2,559
	Wells Fargo & Co.	5.375%	11/2/43	55,167	67,750
	Wells Fargo & Co.	5.606%	1/15/44	139,708	176,427
	Wells Fargo & Co.	4.650%	11/4/44	15,327	17,368
	Wells Fargo & Co.	3.900%	5/1/45	4,000	4,329
	Wells Fargo & Co.	4.900%	11/17/45	19,485	22,682
	Wells Fargo & Co.	4.400%	6/14/46	31,865	34,807
	Wells Fargo & Co.	4.750%	12/7/46	42,559	48,679
	Wells Fargo Bank NA	6.600%	1/15/38	500	695
	Westpac Banking Corp.	4.421%	7/24/39	5,800	6,042
	Brokerage (0.2%)
12	FMR LLC	6.450%	11/15/39	16,010	21,470
	Intercontinental Exchange Inc.	4.250%	9/21/48	5,800	6,653
	Invesco Finance plc	5.375%	11/30/43	500	575
	Insurance (5.5%)
	ACE Capital Trust II	9.700%	4/1/30	4,855	6,979
	Aflac Inc.	4.000%	10/15/46	4,000	4,226
	Aflac Inc.	4.750%	1/15/49	2,500	2,957
	Allstate Corp.	4.500%	6/15/43	1,000	1,163
	Allstate Corp.	4.200%	12/15/46	14,385	16,095
	Allstate Corp.	3.850%	8/10/49	19,460	20,587
10	Berkshire Hathaway Finance Corp.	2.375%	6/19/39	1,300	1,659
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,935	2,586
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	32,195	36,178
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	68,185	76,926
11	Berkshire Hathaway Inc.	1.125%	3/16/27	1,400	1,656
	Berkshire Hathaway Inc.	4.500%	2/11/43	52,057	60,604
12	Jackson National Life Insurance Co.	8.150%	3/15/27	200	262
	Lincoln National Corp.	4.350%	3/1/48	4,500	4,749
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	16,495	19,226
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	17,695	19,383
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	25,501	30,659
12	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	3,449	5,697
12	Massachusetts Mutual Life Insurance Co.	5.375%	12/1/41	5,000	6,099
12	Massachusetts Mutual Life Insurance Co.	4.500%	4/15/65	310	337
	MetLife Inc.	4.125%	8/13/42	49,795	53,947
	MetLife Inc.	4.875%	11/13/43	10,000	11,934
	MetLife Inc.	4.050%	3/1/45	3,365	3,608
	MetLife Inc.	4.600%	5/13/46	9,700	11,263
12	Metropolitan Life Insurance Co.	7.800%	11/1/25	23,750	30,102
12	Nationwide Mutual Insurance Co.	9.375%	8/15/39	25,706	41,966
12	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	14,554
12	New York Life Insurance Co.	5.875%	5/15/33	42,185	54,804
12	New York Life Insurance Co.	4.450%	5/15/69	3,880	4,315
12	Northwestern Mutual Life Insurance Co.	6.063%	3/30/40	19,090	25,752
12	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	9,398
4,12	Pacific Life Insurance Co.	4.300%	10/24/67	7,830	7,688
	Progressive Corp.	4.125%	4/15/47	4,615	5,147
	Progressive Corp.	4.200%	3/15/48	2,975	3,362
	Prudential Financial Inc.	5.700%	12/14/36	2,031	2,620
	Prudential Financial Inc.	4.600%	5/15/44	5,000	5,753
4	Prudential Financial Inc.	5.375%	5/15/45	135	144
	Prudential Financial Inc.	3.935%	12/7/49	10,205	10,817
	Prudential Financial Inc.	4.350%	2/25/50	1,686	1,897

75

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
12	Securian Financial Group Inc.	4.800%	4/15/48	5,974	6,716
12	Swiss Re Treasury US Corp.	4.250%	12/6/42	11,170	12,156
	Travelers Cos. Inc.	4.100%	3/4/49	27,540	31,138
	UnitedHealth Group Inc.	4.625%	7/15/35	16,630	19,452
	UnitedHealth Group Inc.	5.800%	3/15/36	45,136	57,848
	UnitedHealth Group Inc.	6.875%	2/15/38	16,165	23,374
	UnitedHealth Group Inc.	3.500%	8/15/39	24,225	24,250
	UnitedHealth Group Inc.	4.375%	3/15/42	25,000	27,679
	UnitedHealth Group Inc.	3.950%	10/15/42	1,100	1,154
	UnitedHealth Group Inc.	4.750%	7/15/45	54,040	63,173
	UnitedHealth Group Inc.	4.250%	4/15/47	17,247	18,753
	UnitedHealth Group Inc.	3.750%	10/15/47	34,705	35,594
	UnitedHealth Group Inc.	4.250%	6/15/48	26,467	28,921
	UnitedHealth Group Inc.	4.450%	12/15/48	3,000	3,368
	UnitedHealth Group Inc.	3.700%	8/15/49	40,620	40,745
	UnitedHealth Group Inc.	3.875%	8/15/59	30,185	30,198
	Real Estate Investment Trusts (0.1%)
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	2,000	2,034
	AvalonBay Communities Inc.	4.150%	7/1/47	4,000	4,443
	ERP Operating LP	4.500%	7/1/44	2,465	2,836
	Federal Realty Investment Trust	4.500%	12/1/44	2,800	3,165
	Simon Property Group LP	4.250%	10/1/44	755	829
	Simon Property Group LP	4.250%	11/30/46	2,000	2,239
					3,383,651
Industrial (41.9%)
	Basic Industry (0.8%)
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	16,000	17,783
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	31,500	39,322
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	375	412
	Nutrien Ltd.	5.000%	4/1/49	6,337	7,016
	Praxair Inc.	3.550%	11/7/42	1,900	1,965
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	11,000	13,686
	Rio Tinto Finance USA plc	4.125%	8/21/42	56,381	62,567
	Sherwin-Williams Co.	4.500%	6/1/47	3,788	4,042
12	Suzano Austria GmbH	7.000%	3/16/47	1,667	1,935
11	Vale SA	3.750%	1/10/23	2,380	2,845
	Capital Goods (2.5%)
11	Airbus Finance BV	1.375%	5/13/31	1,600	1,934
	Ball Corp.	4.875%	3/15/26	100	106
12	Berry Global Escrow Corp.	4.875%	7/15/26	150	156
	Boeing Co.	6.125%	2/15/33	13,565	17,743
	Boeing Co.	3.550%	3/1/38	19,925	20,185
	Boeing Co.	3.500%	3/1/39	7,849	7,830
	Boeing Co.	6.875%	3/15/39	12,499	18,108
	Boeing Co.	5.875%	2/15/40	3,940	5,131
	Boeing Co.	7.875%	4/15/43	5,900	9,245
	Boeing Co.	3.375%	6/15/46	5,000	4,776
	Boeing Co.	3.625%	3/1/48	10,275	10,292
	Boeing Co.	3.750%	2/1/50	28,150	28,309
	Boeing Co.	3.825%	3/1/59	4,434	4,361
	Boeing Co.	3.950%	8/1/59	27,225	27,107
	Caterpillar Inc.	6.050%	8/15/36	8,082	10,645
	Caterpillar Inc.	3.803%	8/15/42	26,112	27,957
	Caterpillar Inc.	4.750%	5/15/64	15,639	18,609
12	CFX Escrow Corp.	6.375%	2/15/26	150	160
12	Clean Harbors Inc.	4.875%	7/15/27	160	165
12	Clean Harbors Inc.	5.125%	7/15/29	155	163
	Deere & Co.	7.125%	3/3/31	13,500	18,979
	Eaton Corp.	4.150%	11/2/42	4,279	4,519
	Emerson Electric Co.	5.250%	11/15/39	1,000	1,234
	Honeywell International Inc.	5.700%	3/15/36	10,300	13,267
	Honeywell International Inc.	5.700%	3/15/37	6,250	8,218
11	Illinois Tool Works Inc.	3.000%	5/19/34	1,100	1,600

76

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lockheed Martin Corp.	4.070%	12/15/42	5,000	5,510
	Lockheed Martin Corp.	3.800%	3/1/45	9,000	9,573
	Lockheed Martin Corp.	4.700%	5/15/46	4,040	4,910
	Lockheed Martin Corp.	4.090%	9/15/52	14,367	15,794
12	Masonite International Corp.	5.375%	2/1/28	105	108
12	Mueller Water Products Inc.	5.500%	6/15/26	1,105	1,156
	Northrop Grumman Corp.	4.030%	10/15/47	22,830	24,200
	Owens Corning	3.950%	8/15/29	2,095	2,092
	Precision Castparts Corp.	4.375%	6/15/45	3,000	3,405
	Raytheon Co.	4.700%	12/15/41	37,524	44,657
12	Resideo Funding Inc.	6.125%	11/1/26	280	295
11	Siemens Financieringsmaatschappij NV	1.250%	2/28/31	1,000	1,216
	Stanley Black & Decker Inc.	4.850%	11/15/48	33,540	39,889
	TransDigm Inc.	6.500%	7/15/24	150	154
12	TransDigm Inc.	6.250%	3/15/26	585	616
12	Trivium Packaging Finance BV	5.500%	8/15/26	110	113
12	Trivium Packaging Finance BV	8.500%	8/15/27	55	58
	United Rentals North America Inc.	4.625%	10/15/25	210	213
	United Rentals North America Inc.	6.500%	12/15/26	400	432
	United Technologies Corp.	6.125%	7/15/38	8,495	11,235
	United Technologies Corp.	3.750%	11/1/46	22,160	22,948
	United Technologies Corp.	4.625%	11/16/48	5,345	6,300
	Waste Management Inc.	4.000%	7/15/39	4,630	5,055
	Waste Management Inc.	4.150%	7/15/49	6,755	7,437
	Communication (5.6%)
	America Movil SAB de CV	3.625%	4/22/29	28,490	29,858
	America Movil SAB de CV	4.375%	4/22/49	51,765	57,058
	AT&T Inc.	4.550%	3/9/49	6,022	6,218
12	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	105	109
	Comcast Corp.	4.250%	10/15/30	10,000	11,192
	Comcast Corp.	5.650%	6/15/35	35,824	45,365
	Comcast Corp.	6.500%	11/15/35	18,600	25,302
	Comcast Corp.	3.200%	7/15/36	16,810	16,612
	Comcast Corp.	3.900%	3/1/38	39,335	41,998
	Comcast Corp.	6.400%	5/15/38	3,545	4,839
	Comcast Corp.	4.600%	10/15/38	54,635	62,833
	Comcast Corp.	4.500%	1/15/43	1,250	1,394
	Comcast Corp.	4.750%	3/1/44	60,670	70,704
	Comcast Corp.	4.600%	8/15/45	17,375	19,816
	Comcast Corp.	3.400%	7/15/46	20,295	19,406
	Comcast Corp.	4.000%	8/15/47	18,875	20,016
	Comcast Corp.	3.969%	11/1/47	83,688	87,204
	Comcast Corp.	4.000%	3/1/48	30,340	31,911
	Comcast Corp.	4.700%	10/15/48	37,900	44,423
	Comcast Corp.	3.999%	11/1/49	31,176	32,904
	Comcast Corp.	4.049%	11/1/52	23,973	25,380
	Comcast Corp.	4.950%	10/15/58	109,865	132,506
12	Cox Communications Inc.	8.375%	3/1/39	13,850	19,547
	Crown Castle International Corp.	4.750%	5/15/47	3,000	3,352
12	CSC Holdings LLC	5.375%	2/1/28	195	203
12	CSC Holdings LLC	6.500%	2/1/29	195	215
12	Fox Corp.	5.576%	1/25/49	4,020	4,900
	Grupo Televisa SAB	5.250%	5/24/49	2,740	2,835
	NBCUniversal Media LLC	5.950%	4/1/41	17,035	22,400
	NBCUniversal Media LLC	4.450%	1/15/43	22,650	24,874
	Netflix Inc.	4.375%	11/15/26	330	333
12	Nexstar Escrow Inc.	5.625%	7/15/27	55	57
10	Orange SA	5.625%	1/23/34	1,350	2,326
12	SES Global Americas Holdings GP	5.300%	3/25/44	1,260	1,216
12	Sirius XM Radio Inc.	4.625%	7/15/24	245	251
	Sprint Corp.	7.125%	6/15/24	100	109
	Sprint Corp.	7.625%	2/15/25	100	111
	T-Mobile USA Inc.	4.750%	2/1/28	300	308

77

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
11	Telia Co. AB	1.625%	2/23/35	1,500	1,759
	Thomson Reuters Corp.	5.850%	4/15/40	350	406
	Time Warner Cable LLC	6.550%	5/1/37	11,975	13,934
10	Verizon Communications Inc.	2.500%	4/8/31	1,500	1,917
	Verizon Communications Inc.	4.500%	8/10/33	10,000	11,305
	Verizon Communications Inc.	5.250%	3/16/37	2,845	3,411
	Verizon Communications Inc.	4.812%	3/15/39	13,955	15,952
	Verizon Communications Inc.	4.862%	8/21/46	17,280	20,130
	Verizon Communications Inc.	4.672%	3/15/55	43,470	49,054
	Viacom Inc.	4.375%	3/15/43	4,815	4,757
	Viacom Inc.	5.850%	9/1/43	3,750	4,460
	Viacom Inc.	5.250%	4/1/44	5,000	5,474
12	Walt Disney Co.	6.200%	12/15/34	3,460	4,710
12	Walt Disney Co.	6.400%	12/15/35	3,000	4,160
12	Walt Disney Co.	6.150%	3/1/37	3,000	4,085
12	Walt Disney Co.	6.650%	11/15/37	2,650	3,806
12	Walt Disney Co.	6.150%	2/15/41	4,000	5,595
12	Walt Disney Co.	4.750%	9/15/44	6,850	8,324
	Walt Disney Co.	3.000%	7/30/46	4,000	3,808
	Walt Disney Co.	7.550%	7/15/93	15,750	18,774
12	Walt Disney Co.	7.900%	12/1/95	2,975	6,050
	Consumer Cyclical (6.5%)
12	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	600	613
	Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	32,386
	Alibaba Group Holding Ltd.	4.200%	12/6/47	41,000	43,735
	Alibaba Group Holding Ltd.	4.400%	12/6/57	28,010	30,633
12	Allison Transmission Inc.	4.750%	10/1/27	785	787
12	Allison Transmission Inc.	5.875%	6/1/29	150	159
	Amazon.com Inc.	4.800%	12/5/34	19,664	24,121
	Amazon.com Inc.	3.875%	8/22/37	50,815	55,948
	Amazon.com Inc.	4.950%	12/5/44	6,000	7,599
	Amazon.com Inc.	4.050%	8/22/47	105,380	118,934
	Amazon.com Inc.	4.250%	8/22/57	45,390	53,344
	American Axle & Manufacturing Inc.	6.500%	4/1/27	100	100
12	Churchill Downs Inc.	5.500%	4/1/27	600	629
12	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC	7.500%	5/1/25	684	644
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	321	333
	Home Depot Inc.	5.875%	12/16/36	40,575	54,568
	Home Depot Inc.	5.400%	9/15/40	1,000	1,280
	Home Depot Inc.	5.950%	4/1/41	22,170	30,268
	Home Depot Inc.	4.200%	4/1/43	6,035	6,731
	Home Depot Inc.	4.875%	2/15/44	66,510	81,068
	Home Depot Inc.	4.400%	3/15/45	12,900	14,840
	Home Depot Inc.	4.250%	4/1/46	20,015	22,534
	Home Depot Inc.	3.900%	6/15/47	24,950	26,943
	Home Depot Inc.	4.500%	12/6/48	12,420	14,744
	Home Depot Inc.	3.500%	9/15/56	5,920	5,859
	Lennar Corp.	5.250%	6/1/26	150	160
	Lowe’s Cos. Inc.	3.700%	4/15/46	44,280	42,032
	Lowe’s Cos. Inc.	4.050%	5/3/47	34,935	34,995
	Mastercard Inc.	3.950%	2/26/48	25,075	27,999
	Mastercard Inc.	3.650%	6/1/49	3,775	4,027
	McDonald’s Corp.	4.450%	9/1/48	10,000	11,071
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	150	160
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	275	282
10	Motability Operations Group plc	3.625%	3/10/36	600	886
	NIKE Inc.	3.625%	5/1/43	30,604	31,754
	NIKE Inc.	3.875%	11/1/45	25,700	27,800
	NIKE Inc.	3.375%	11/1/46	19,840	19,793
12	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	250	254

78

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PulteGroup Inc.	5.500%	3/1/26	155	167
	Target Corp.	7.000%	1/15/38	1,100	1,646
	Target Corp.	4.000%	7/1/42	500	542
	Target Corp.	3.625%	4/15/46	700	717
	Visa Inc.	4.150%	12/14/35	21,915	25,460
	Visa Inc.	4.300%	12/14/45	44,495	52,597
	Visa Inc.	3.650%	9/15/47	35,820	38,851
	Walmart Inc.	3.250%	7/8/29	30,470	32,285
	Walmart Inc.	3.950%	6/28/38	93,920	105,338
	Walmart Inc.	5.625%	4/1/40	1,890	2,536
	Walmart Inc.	4.875%	7/8/40	2,000	2,479
	Walmart Inc.	5.000%	10/25/40	1,700	2,135
	Walmart Inc.	5.625%	4/15/41	3,850	5,220
	Walmart Inc.	4.000%	4/11/43	1,400	1,562
	Walmart Inc.	3.625%	12/15/47	70,485	75,955
	Walmart Inc.	4.050%	6/29/48	44,470	50,914
	Consumer Noncyclical (10.9%)
	Abbott Laboratories	4.750%	11/30/36	9,055	10,827
	Abbott Laboratories	4.900%	11/30/46	15,000	18,598
	AbbVie Inc.	4.875%	11/14/48	2,860	3,017
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,880	8,930
	Allina Health System	3.887%	4/15/49	5,000	5,329
	Altria Group Inc.	5.375%	1/31/44	11,355	12,396
	Altria Group Inc.	3.875%	9/16/46	17,845	15,930
	AmerisourceBergen Corp.	4.300%	12/15/47	6,500	6,508
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	500
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	49,510	55,137
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	21,400	21,429
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	8,395	9,057
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	15,548	23,861
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	4,000	6,009
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	18,130	17,592
12	Aramark Services Inc.	5.000%	2/1/28	250	261
	Archer-Daniels-Midland Co.	4.500%	3/15/49	27,949	32,805
	Ascension Health	3.945%	11/15/46	15,385	16,732
4	Ascension Health	4.847%	11/15/53	8,855	10,903
12	Bausch Health Cos. Inc.	7.000%	3/15/24	150	158
12	Bausch Health Cos. Inc.	5.750%	8/15/27	105	110
12	Bausch Health Cos. Inc.	7.000%	1/15/28	165	171
11	Bayer Capital Corp. BV	2.125%	12/15/29	1,400	1,695
12	Bayer US Finance II LLC	4.700%	7/15/64	18,000	16,491
	Boston Scientific Corp.	4.700%	3/1/49	3,500	4,081
12	Bristol-Myers Squibb Co.	4.125%	6/15/39	31,350	34,031
12	Bristol-Myers Squibb Co.	4.250%	10/26/49	20,595	22,498
12	Cargill Inc.	4.760%	11/23/45	20,000	23,781
12	Cigna Corp.	4.800%	8/15/38	10,525	11,442
12	Cigna Corp.	4.900%	12/15/48	14,795	16,210
	City of Hope	5.623%	11/15/43	2,000	2,633
	City of Hope	4.378%	8/15/48	2,000	2,190
	Colgate-Palmolive Co.	3.700%	8/1/47	1,721	1,850
4	CommonSpirit Health	4.350%	11/1/42	19,000	19,038
	CVS Health Corp.	4.780%	3/25/38	15,070	15,963
	CVS Health Corp.	5.050%	3/25/48	1,775	1,916
	DaVita Inc.	5.125%	7/15/24	250	250
	Dignity Health	4.500%	11/1/42	21,483	21,910
	Dignity Health	5.267%	11/1/64	9,240	10,461
	Eli Lilly & Co.	3.875%	3/15/39	55,450	60,658
	Eli Lilly & Co.	3.700%	3/1/45	27,130	28,227
	Eli Lilly & Co.	3.950%	5/15/47	3,000	3,233
	Eli Lilly & Co.	3.950%	3/15/49	8,000	8,706
	Gilead Sciences Inc.	4.600%	9/1/35	20,525	23,342

79

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Gilead Sciences Inc.	5.650%	12/1/41	10,177	12,756
	Gilead Sciences Inc.	4.800%	4/1/44	29,545	33,530
	Gilead Sciences Inc.	4.500%	2/1/45	36,730	40,044
	Gilead Sciences Inc.	4.750%	3/1/46	29,440	33,351
	Gilead Sciences Inc.	4.150%	3/1/47	45,050	47,374
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,680	52,420
	HCA Inc.	5.375%	9/1/26	381	413
	HCA Inc.	5.250%	6/15/49	3,815	4,011
	Johnson & Johnson	3.550%	3/1/36	47,310	49,909
	Johnson & Johnson	3.625%	3/3/37	53,815	57,106
	Johnson & Johnson	3.400%	1/15/38	43,125	44,668
	Johnson & Johnson	3.700%	3/1/46	26,545	28,709
	Johnson & Johnson	3.750%	3/3/47	19,845	21,427
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,365	15,069
	Kaiser Foundation Hospitals	4.150%	5/1/47	25,225	28,521
	Kimberly-Clark Corp.	6.625%	8/1/37	4,800	6,819
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	13,944
4	Mayo Clinic	3.774%	11/15/43	11,795	12,421
	Mead Johnson Nutrition Co.	4.600%	6/1/44	9,000	10,570
11	Medtronic Global Holdings SCA	1.750%	7/2/49	500	565
	Medtronic Inc.	4.375%	3/15/35	31,106	36,285
	Medtronic Inc.	4.625%	3/15/45	16,790	20,832
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	13,405	16,867
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	355	399
	Merck & Co. Inc.	3.900%	3/7/39	36,715	40,733
	Merck & Co. Inc.	3.600%	9/15/42	4,900	5,108
	Merck & Co. Inc.	4.150%	5/18/43	6,880	7,822
	Merck & Co. Inc.	3.700%	2/10/45	75,520	79,845
	Merck & Co. Inc.	4.000%	3/7/49	24,285	27,117
12	Nestle Holdings Inc.	3.900%	9/24/38	49,785	54,328
12	Nestle Holdings Inc.	4.000%	9/24/48	25,300	27,830
	New York & Presbyterian Hospital	4.024%	8/1/45	16,925	18,960
	New York & Presbyterian Hospital	4.063%	8/1/56	3,900	4,133
	New York & Presbyterian Hospital	4.763%	8/1/16	10,000	11,496
	Northwell Healthcare Inc.	4.800%	11/1/42	1,100	1,221
	Northwell Healthcare Inc.	3.979%	11/1/46	2,000	2,054
	Northwell Healthcare Inc.	4.260%	11/1/47	1,000	1,071
	Novartis Capital Corp.	4.400%	5/6/44	24,840	29,268
	NYU Hospitals Center	4.784%	7/1/44	2,000	2,358
	PeaceHealth Obligated Group	4.787%	11/15/48	6,300	7,540
	PepsiCo Inc.	4.000%	3/5/42	2,100	2,324
	PepsiCo Inc.	3.600%	8/13/42	1,000	1,047
	PepsiCo Inc.	4.450%	4/14/46	30,000	35,402
	PepsiCo Inc.	3.450%	10/6/46	32,755	33,485
	PepsiCo Inc.	4.000%	5/2/47	22,185	24,681
	PepsiCo Inc.	3.375%	7/29/49	2,000	1,990
	Pfizer Inc.	4.100%	9/15/38	34,780	38,764
	Pfizer Inc.	3.900%	3/15/39	34,185	37,249
	Pfizer Inc.	7.200%	3/15/39	34,912	53,805
	Pfizer Inc.	4.300%	6/15/43	7,780	8,826
	Pfizer Inc.	4.400%	5/15/44	8,615	9,913
	Pfizer Inc.	4.125%	12/15/46	12,650	13,981
	Pfizer Inc.	4.200%	9/15/48	24,470	27,287
	Pfizer Inc.	4.000%	3/15/49	2,000	2,177
	Philip Morris International Inc.	6.375%	5/16/38	6,075	8,300
11	Philip Morris International Inc.	1.450%	8/1/39	600	651
	Philip Morris International Inc.	4.375%	11/15/41	3,000	3,217
	Philip Morris International Inc.	4.500%	3/20/42	5,000	5,449
	Philip Morris International Inc.	3.875%	8/21/42	10,120	10,187
	Philip Morris International Inc.	4.125%	3/4/43	20,170	20,967
	Philip Morris International Inc.	4.875%	11/15/43	22,345	25,667
	Philip Morris International Inc.	4.250%	11/10/44	25,695	27,180
12	Post Holdings Inc.	5.500%	12/15/29	208	210

80

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Procter & Gamble Co.	3.500%	10/25/47	23,915	25,520
4	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	4,820
4	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	6,985	7,475
12	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	29,235
12	SC Johnson & Son Inc.	4.750%	10/15/46	3,535	4,187
	Tyson Foods Inc.	5.100%	9/28/48	3,110	3,542
11	Unilever NV	1.625%	2/12/33	1,500	1,891
	Wyeth LLC	6.500%	2/1/34	1,310	1,822
	Wyeth LLC	6.000%	2/15/36	4,392	5,809
	Wyeth LLC	5.950%	4/1/37	56,800	75,322
	Energy (3.2%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	4,000	3,888
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	520	565
	ConocoPhillips	7.000%	3/30/29	9,550	12,537
	ConocoPhillips	5.900%	10/15/32	1,400	1,814
	ConocoPhillips	5.900%	5/15/38	1,000	1,323
	ConocoPhillips	6.500%	2/1/39	52,636	73,589
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,500	1,960
	ConocoPhillips Co.	4.300%	11/15/44	14,450	16,189
	ConocoPhillips Co.	5.950%	3/15/46	24,800	34,232
12	Cosan Ltd.	5.500%	9/20/29	775	780
	Devon Energy Corp.	5.000%	6/15/45	2,830	3,203
12	Diamondback Energy Inc.	4.750%	11/1/24	440	452
	Diamondback Energy Inc.	4.750%	11/1/24	295	303
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,575	1,814
	Energy Transfer Operating LP	5.500%	6/1/27	1,817	2,034
	Energy Transfer Partners LP	5.300%	4/15/47	2,320	2,414
	Exxon Mobil Corp.	3.567%	3/6/45	12,625	13,235
	Exxon Mobil Corp.	4.114%	3/1/46	46,190	52,800
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	65	69
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	165	175
	Marathon Petroleum Corp.	4.500%	4/1/48	3,229	3,264
	Occidental Petroleum Corp.	4.400%	4/15/46	19,285	19,577
	Occidental Petroleum Corp.	4.200%	3/15/48	2,000	1,969
12	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	105	106
12	Parsley Energy LLC / Parsley Finance Corp.	5.625%	10/15/27	155	160
	Petro-Canada	6.800%	5/15/38	9,468	13,095
	Shell International Finance BV	4.125%	5/11/35	30,515	34,341
	Shell International Finance BV	6.375%	12/15/38	4,300	6,133
	Shell International Finance BV	5.500%	3/25/40	13,990	18,120
	Shell International Finance BV	4.550%	8/12/43	18,195	21,437
	Shell International Finance BV	4.375%	5/11/45	46,905	54,159
	Shell International Finance BV	4.000%	5/10/46	32,422	35,866
	Shell International Finance BV	3.750%	9/12/46	47,765	50,861
12	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	4.750%	10/1/23	240	243
12	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	125	136
12	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	125	138
11	Total Capital International SA	1.375%	10/4/29	1,600	1,980
	Total Capital International SA	2.829%	1/10/30	1,000	1,005
	Total Capital International SA	3.461%	7/12/49	2,500	2,490
	TransCanada PipeLines Ltd.	6.200%	10/15/37	5,630	7,075
	TransCanada PipeLines Ltd.	7.625%	1/15/39	33,330	47,765
	TransCanada PipeLines Ltd.	6.100%	6/1/40	15,775	19,799
	TransCanada PipeLines Ltd.	5.000%	10/16/43	8,000	8,962
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,000	2,248
	TransCanada PipeLines Ltd.	5.100%	3/15/49	23,920	27,670
	Other Industrial (0.3%)
	Georgetown University	4.315%	4/1/49	6,995	8,181
	Georgetown University	5.215%	10/1/18	940	1,171

81

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Massachusetts Institute of Technology	3.959%	7/1/38	25,200	27,674
	Massachusetts Institute of Technology	5.600%	7/1/11	1,100	1,713
	Massachusetts Institute of Technology	3.885%	7/1/16	18,335	19,831
12	President & Fellows of Harvard College Massachusetts GO	6.500%	1/15/39	3,865	5,728
	Technology (10.0%)
	Apple Inc.	4.500%	2/23/36	15,000	17,655
	Apple Inc.	3.850%	5/4/43	53,630	56,930
	Apple Inc.	3.450%	2/9/45	38,360	38,439
	Apple Inc.	4.375%	5/13/45	45,875	52,478
	Apple Inc.	4.650%	2/23/46	51,777	61,823
	Apple Inc.	3.850%	8/4/46	40,559	43,334
	Apple Inc.	4.250%	2/9/47	39,230	44,174
	Apple Inc.	3.750%	11/13/47	27,620	29,165
	Applied Materials Inc.	5.100%	10/1/35	100	122
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	17,180	16,731
12	CDK Global Inc.	5.250%	5/15/29	150	155
	Cisco Systems Inc.	5.900%	2/15/39	35,340	49,027
	Cisco Systems Inc.	5.500%	1/15/40	16,338	21,777
12	CommScope Finance LLC	8.250%	3/1/27	260	256
	Equinix Inc.	5.375%	5/15/27	155	166
	Fiserv Inc.	4.400%	7/1/49	3,000	3,209
	Intel Corp.	4.100%	5/19/46	18,330	20,309
	Intel Corp.	4.100%	5/11/47	36,360	40,145
	Intel Corp.	3.734%	12/8/47	56,439	59,694
	International Business Machines Corp.	4.150%	5/15/39	105,125	114,152
	International Business Machines Corp.	4.000%	6/20/42	2,200	2,313
	International Business Machines Corp.	4.250%	5/15/49	95,895	103,264
	Microsoft Corp.	3.500%	2/12/35	7,835	8,380
	Microsoft Corp.	3.450%	8/8/36	32,325	34,146
	Microsoft Corp.	4.100%	2/6/37	53,225	60,868
	Microsoft Corp.	4.500%	10/1/40	3,900	4,681
	Microsoft Corp.	5.300%	2/8/41	1,500	1,972
	Microsoft Corp.	3.500%	11/15/42	1,750	1,843
	Microsoft Corp.	3.750%	5/1/43	10,000	10,752
	Microsoft Corp.	4.875%	12/15/43	500	629
	Microsoft Corp.	3.750%	2/12/45	75,350	81,892
	Microsoft Corp.	4.450%	11/3/45	70,670	85,529
	Microsoft Corp.	3.700%	8/8/46	86,005	93,118
	Microsoft Corp.	4.250%	2/6/47	66,743	78,416
	Microsoft Corp.	4.000%	2/12/55	10,075	11,232
	Microsoft Corp.	4.750%	11/3/55	50,365	64,460
	Microsoft Corp.	3.950%	8/8/56	46,076	51,214
	Microsoft Corp.	4.500%	2/6/57	4,900	5,986
	Oracle Corp.	3.850%	7/15/36	5,250	5,606
	Oracle Corp.	3.800%	11/15/37	34,500	36,363
	Oracle Corp.	6.500%	4/15/38	63,400	89,303
	Oracle Corp.	6.125%	7/8/39	12,129	16,600
	Oracle Corp.	5.375%	7/15/40	49,740	62,378
	Oracle Corp.	4.125%	5/15/45	33,255	36,049
	Oracle Corp.	4.000%	7/15/46	87,475	92,608
	Oracle Corp.	4.000%	11/15/47	42,035	45,032
	Oracle Corp.	4.375%	5/15/55	25,000	27,878
	QUALCOMM Inc.	4.800%	5/20/45	8,000	9,118
	QUALCOMM Inc.	4.300%	5/20/47	28,186	30,024
11	SAP SE	1.375%	3/13/30	2,400	2,949
12	SS&C Technologies Inc.	5.500%	9/30/27	320	333
12	Tencent Holdings Ltd.	3.595%	1/19/28	26,555	27,285
12	Tencent Holdings Ltd.	3.925%	1/19/38	35,410	36,551
	Verisk Analytics Inc.	5.500%	6/15/45	2,000	2,344
	Western Digital Corp.	4.750%	2/15/26	147	146
	Transportation (2.1%)
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	3,728	5,345

82

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	19,745
Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,266	2,733
Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	28,046
Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	46,439
Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	12,767
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,000	2,451
Burlington Northern Santa Fe LLC	4.900%	4/1/44	24,560	29,755
Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	49,803
Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	13,648
Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	7,764
Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	13,166
Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,265	3,574
Burlington Northern Santa Fe LLC	4.150%	12/15/48	16,290	17,991
Burlington Northern Santa Fe LLC	3.550%	2/15/50	31,105	31,285
Canadian National Railway Co.	3.650%	2/3/48	32,000	33,677
Canadian National Railway Co.	4.450%	1/20/49	14,855	17,891
Norfolk Southern Corp.	4.100%	5/15/49	3,000	3,203
Union Pacific Corp.	3.550%	8/15/39	845	851
Union Pacific Corp.	4.375%	11/15/65	22,065	23,252
Union Pacific Corp.	4.100%	9/15/67	15,550	15,414
United Parcel Service Inc.	6.200%	1/15/38	14,700	20,194
United Parcel Service Inc.	4.875%	11/15/40	2,700	3,187
United Parcel Service Inc.	3.625%	10/1/42	5,820	5,831
				7,943,541
Utilities (15.1%)
Electric (14.5%)
AEP Texas Inc.	3.800%	10/1/47	2,455	2,531
AEP Texas Inc.	4.150%	5/1/49	4,835	5,362
AEP Transmission Co. LLC	4.000%	12/1/46	2,615	2,823
AEP Transmission Co. LLC	3.750%	12/1/47	33,965	35,265
AEP Transmission Co. LLC	4.250%	9/15/48	5,580	6,217
Alabama Power Co.	6.000%	3/1/39	14,740	19,698
Alabama Power Co.	5.500%	3/15/41	26,943	33,053
Alabama Power Co.	5.200%	6/1/41	15,000	17,767
Alabama Power Co.	3.750%	3/1/45	22,325	22,984
Alabama Power Co.	4.300%	7/15/48	5,285	5,964
Ameren Illinois Co.	3.700%	12/1/47	10,000	10,370
Ameren Illinois Co.	4.500%	3/15/49	26,150	31,149
Appalachian Power Co.	6.700%	8/15/37	35,900	47,811
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,230	1,669
Baltimore Gas & Electric Co.	4.250%	9/15/48	26,475	29,600
Berkshire Hathaway Energy Co.	6.125%	4/1/36	17,587	23,799
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,000	3,975
Berkshire Hathaway Energy Co.	5.150%	11/15/43	27,000	33,471
Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	49,880
Berkshire Hathaway Energy Co.	4.450%	1/15/49	7,150	8,187
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	5,440	6,206
Commonwealth Edison Co.	5.900%	3/15/36	2,450	3,211
Commonwealth Edison Co.	3.800%	10/1/42	20,805	21,881
Commonwealth Edison Co.	4.600%	8/15/43	15,274	17,872
Commonwealth Edison Co.	4.700%	1/15/44	15,955	19,312
Commonwealth Edison Co.	3.700%	3/1/45	13,990	14,477
Commonwealth Edison Co.	4.350%	11/15/45	13,370	15,280
Commonwealth Edison Co.	3.650%	6/15/46	11,611	12,134
Commonwealth Edison Co.	4.000%	3/1/48	8,765	9,666
Commonwealth Edison Co.	4.000%	3/1/49	13,485	14,872
Connecticut Light & Power Co.	6.350%	6/1/36	14,435	19,450
Connecticut Light & Power Co.	4.300%	4/15/44	940	1,072
Connecticut Light & Power Co.	4.150%	6/1/45	8,445	9,399
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	730	840
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,850
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	14,154
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	18,643

83

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,729	11,014
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,995	10,538
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,568	11,453
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	9,205
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	47,085	53,144
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	6,508
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,000	1,044
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	1,046
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,000	1,177
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	28,860	31,598
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	17,545	19,202
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	14,000	15,908
	Consumers Energy Co.	3.750%	2/15/50	2,000	2,143
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	31,527	41,893
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	15,502
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	6,150	7,639
	Dominion Energy South Carolina Inc.	4.350%	2/1/42	523	579
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	4,425	5,081
	DTE Electric Co.	3.700%	3/15/45	1,965	2,057
	DTE Electric Co.	4.050%	5/15/48	1,000	1,114
	Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	11,032
	Duke Energy Carolinas LLC	6.100%	6/1/37	51,000	67,725
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,480	10,713
	Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	18,039
	Duke Energy Carolinas LLC	4.000%	9/30/42	42,222	45,532
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,735	1,820
	Duke Energy Carolinas LLC	3.875%	3/15/46	5,645	5,966
	Duke Energy Carolinas LLC	3.700%	12/1/47	2,690	2,770
	Duke Energy Florida LLC	6.350%	9/15/37	800	1,120
	Duke Energy Florida LLC	5.650%	4/1/40	11,860	15,479
	Duke Energy Florida LLC	3.400%	10/1/46	11,850	11,617
	Duke Energy Florida LLC	4.200%	7/15/48	1,000	1,122
	Duke Energy Indiana LLC	6.120%	10/15/35	5,723	7,613
	Duke Energy Indiana LLC	6.350%	8/15/38	818	1,145
	Duke Energy Indiana LLC	6.450%	4/1/39	10,485	14,831
	Duke Energy Indiana LLC	4.200%	3/15/42	14,700	15,836
	Duke Energy Indiana LLC	4.900%	7/15/43	28,610	34,325
	Duke Energy Ohio Inc.	3.700%	6/15/46	9,825	10,143
	Duke Energy Ohio Inc.	4.300%	2/1/49	19,000	21,506
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,463
	Duke Energy Progress LLC	4.100%	3/15/43	23,186	25,241
	Duke Energy Progress LLC	4.150%	12/1/44	29,945	32,968
	Duke Energy Progress LLC	4.200%	8/15/45	22,178	24,683
	Duke Energy Progress LLC	3.700%	10/15/46	27,000	27,784
	Entergy Louisiana LLC	3.120%	9/1/27	340	350
	Entergy Louisiana LLC	4.000%	3/15/33	687	763
	Entergy Louisiana LLC	4.950%	1/15/45	1,105	1,169
	Entergy Louisiana LLC	4.200%	4/1/50	5,000	5,551
	Florida Power & Light Co.	5.960%	4/1/39	16,060	21,884
	Florida Power & Light Co.	5.690%	3/1/40	700	924
	Florida Power & Light Co.	5.250%	2/1/41	21,212	26,740
	Florida Power & Light Co.	4.125%	2/1/42	9,000	9,956
	Florida Power & Light Co.	3.800%	12/15/42	22,370	23,645
	Florida Power & Light Co.	3.700%	12/1/47	10,745	11,383
	Florida Power & Light Co.	3.950%	3/1/48	2,000	2,203
	Florida Power & Light Co.	3.990%	3/1/49	3,000	3,351
	Georgia Power Co.	4.750%	9/1/40	33,945	37,998
	Georgia Power Co.	4.300%	3/15/42	8,854	9,434
11	innogy Finance BV	5.750%	2/14/33	1,000	1,800
4	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	21,096	24,916
	Kansas City Power & Light Co.	4.125%	4/1/49	27,800	30,755
	Kentucky Utilities Co.	5.125%	11/1/40	1,000	1,223
	Kentucky Utilities Co.	4.650%	11/15/43	1,000	1,151
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	20,412

84

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Louisville Gas & Electric Co.	4.250%	4/1/49	19,050	21,662
12	Massachusetts Electric Co.	4.004%	8/15/46	10,890	11,466
	MidAmerican Energy Co.	5.800%	10/15/36	500	652
	MidAmerican Energy Co.	4.800%	9/15/43	27,525	33,104
	MidAmerican Energy Co.	4.250%	5/1/46	21,395	24,397
	MidAmerican Energy Co.	4.250%	7/15/49	20,510	23,673
12	Monongahela Power Co.	5.400%	12/15/43	15,640	19,847
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,725	4,001
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	4,361	4,899
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	17,055	19,416
	Nevada Power Co.	6.650%	4/1/36	5,830	7,935
	Nevada Power Co.	5.375%	9/15/40	16,430	19,807
	Nevada Power Co.	5.450%	5/15/41	21,620	26,210
	Northern States Power Co.	6.200%	7/1/37	27,900	38,030
	Northern States Power Co.	5.350%	11/1/39	800	1,014
	Northern States Power Co.	4.000%	8/15/45	850	928
	Northern States Power Co.	3.600%	9/15/47	9,675	10,054
	Northern States Power Co.	4.200%	9/1/48	12,250	13,329
12	NRG Energy Inc.	5.250%	6/15/29	205	216
	Oglethorpe Power Corp.	4.200%	12/1/42	23,677	23,984
	Ohio Power Co.	4.000%	6/1/49	5,000	5,419
	Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	553
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,300	1,890
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,500	2,352
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,225	4,034
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	11,755	13,650
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	28,000	29,408
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,425	17,446
12	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,500	1,594
	PacifiCorp	5.250%	6/15/35	1,301	1,571
	PacifiCorp	6.100%	8/1/36	15,000	19,867
	PacifiCorp	6.250%	10/15/37	7,815	10,610
	PacifiCorp	6.350%	7/15/38	36,000	49,558
	PacifiCorp	6.000%	1/15/39	32,296	43,602
	PacifiCorp	4.100%	2/1/42	22,570	24,619
	PacifiCorp	4.125%	1/15/49	4,000	4,471
	PacifiCorp	4.150%	2/15/50	36,020	40,547
	PECO Energy Co.	4.800%	10/15/43	15,530	18,237
	PECO Energy Co.	4.150%	10/1/44	418	462
	PECO Energy Co.	3.700%	9/15/47	15,500	16,100
	PECO Energy Co.	3.900%	3/1/48	27,350	29,405
	Potomac Electric Power Co.	6.500%	11/15/37	1,225	1,699
	Potomac Electric Power Co.	7.900%	12/15/38	150	229
	Potomac Electric Power Co.	4.150%	3/15/43	15,575	17,027
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	13,847
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,975	15,136
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,515
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	13,605
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	20,902
	Public Service Co. of Colorado	4.300%	3/15/44	363	408
	Public Service Co. of Colorado	4.050%	9/15/49	32,010	35,507
	Public Service Electric & Gas Co.	3.650%	9/1/42	21,083	21,706
	Public Service Electric & Gas Co.	3.850%	5/1/49	3,000	3,226
	Puget Sound Energy Inc.	5.483%	6/1/35	200	240
	Puget Sound Energy Inc.	6.274%	3/15/37	500	666
	Puget Sound Energy Inc.	5.757%	10/1/39	1,100	1,432
	Puget Sound Energy Inc.	5.795%	3/15/40	18,130	23,535
	Puget Sound Energy Inc.	5.764%	7/15/40	1,100	1,413
	Puget Sound Energy Inc.	5.638%	4/15/41	1,150	1,466
	Puget Sound Energy Inc.	4.434%	11/15/41	1,425	1,562
	Puget Sound Energy Inc.	4.300%	5/20/45	400	443
	Puget Sound Energy Inc.	4.223%	6/15/48	29,820	33,179
	San Diego Gas & Electric Co.	4.100%	6/15/49	3,000	3,197
	Southern California Edison Co.	6.000%	1/15/34	6,712	8,260

85

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Southern California Edison Co.	5.950%	2/1/38	8,285	10,392
	Southern California Edison Co.	4.500%	9/1/40	14,295	15,406
	Southern California Edison Co.	3.900%	12/1/41	7,660	7,423
	Southern California Edison Co.	4.050%	3/15/42	1,800	1,834
	Southern California Edison Co.	3.900%	3/15/43	19,927	19,918
	Southern California Edison Co.	4.650%	10/1/43	11,645	12,901
	Southern California Edison Co.	4.000%	4/1/47	5,000	5,116
	Southern California Edison Co.	4.125%	3/1/48	36,182	37,559
	Southwestern Public Service Co.	4.500%	8/15/41	24,055	27,278
	Southwestern Public Service Co.	3.400%	8/15/46	3,500	3,390
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	21,148
	Southwestern Public Service Co.	3.750%	6/15/49	1,500	1,560
	Tampa Electric Co.	6.150%	5/15/37	29,250	38,108
	Union Electric Co.	3.900%	9/15/42	460	487
	Union Electric Co.	4.000%	4/1/48	20,250	21,966
	Virginia Electric & Power Co.	6.000%	5/15/37	57,330	74,726
	Virginia Electric & Power Co.	6.350%	11/30/37	2,000	2,713
	Virginia Electric & Power Co.	4.450%	2/15/44	12,490	14,204
	Virginia Electric & Power Co.	4.000%	11/15/46	8,725	9,403
	Virginia Electric & Power Co.	3.800%	9/15/47	29,319	30,707
	Virginia Electric & Power Co.	4.600%	12/1/48	16,310	19,273
12	Vistra Operations Co. LLC	5.000%	7/31/27	260	266
	Westar Energy Inc.	4.125%	3/1/42	1,175	1,275
	Westar Energy Inc.	4.625%	9/1/43	1,300	1,488
	Wisconsin Electric Power Co.	5.625%	5/15/33	550	691
	Natural Gas (0.6%)
	Atmos Energy Corp.	4.150%	1/15/43	1,500	1,652
12	Brooklyn Union Gas Co.	3.865%	3/4/29	18,125	19,489
12	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	40,602
12	KeySpan Gas East Corp.	5.819%	4/1/41	4,035	5,165
	Southern California Gas Co.	5.125%	11/15/40	1,922	2,300
	Southern California Gas Co.	4.125%	6/1/48	30,835	33,648
	Southern California Gas Co.	4.300%	1/15/49	14,075	15,764
	Southern California Gas Co.	3.950%	2/15/50	1,000	1,074
					2,856,965
Total Corporate Bonds (Cost $12,562,664)					14,184,157
Sovereign Bonds (0.9%)
	Argentine Republic	6.875%	4/22/21	1,455	1,308
	Argentine Republic	6.875%	1/26/27	1,000	826
	Bermuda	4.854%	2/6/24	632	693
4	Bermuda	3.717%	1/25/27	4,420	4,614
4	Bermuda	4.750%	2/15/29	1,750	1,966
12	CDP Financial Inc.	5.600%	11/25/39	1,500	2,007
	Equinor ASA	4.250%	11/23/41	2,000	2,256
	Equinor ASA	3.950%	5/15/43	43,640	47,436
12	Export-Import Bank of India	3.875%	2/1/28	960	995
4	Federative Republic of Brazil	4.500%	5/30/29	1,380	1,437
11,12	Kingdom of Spain	2.700%	10/31/48	3,430	5,123
	Nexen Energy ULC	5.875%	3/10/35	2,700	3,376
12	Ontario Teachers’ Cadillac Fairview Properties Trust	4.125%	2/1/29	3,150	3,417
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	250	269
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	400	423
	Petroleos Mexicanos	6.500%	3/13/27	2,520	2,501
	Petroleos Mexicanos	5.350%	2/12/28	4,740	4,356
	Petroleos Mexicanos	6.350%	2/12/48	1,937	1,692
4	Republic of Chile	3.500%	1/25/50	23,887	24,370
	Republic of Colombia	10.375%	1/28/33	1,330	2,082
11	Republic of Croatia	3.000%	3/20/27	300	390
11	Republic of Croatia	1.125%	6/19/29	315	356
4,6,12	Republic of El Salvador	7.125%	1/20/50	600	600
4,12	Republic of Guatemala	6.125%	6/1/50	780	845
	Republic of Indonesia	4.125%	1/15/25	550	583

86

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
11	Republic of Lithuania	1.625%	6/19/49	480	596
11,12	Republic of Romania	2.124%	7/16/31	440	493
11,12	Republic of Romania	4.625%	4/3/49	933	1,284
11	Republic of Serbia	1.500%	6/26/29	2,185	2,430
12	State of Qatar	4.817%	3/14/49	34,780	40,198
13	United Mexican States	5.750%	3/5/26	208,960	9,982
Total Sovereign Bonds (Cost $155,764)					168,904
Taxable Municipal Bonds (9.8%)
	Allentown PA Neighborhood Improvement Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,007
	Allentown PA Neighborhood Improvement Zone Development Authority Revenue	5.620%	5/1/22	1,930	1,963
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	45,510	60,634
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.793%	4/1/30	1,800	2,200
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	23,745	34,245
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	24,320	36,787
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,400	2,265
	California GO	4.500%	4/1/33	7,360	8,367
	California GO	7.500%	4/1/34	25,400	38,085
	California GO	4.600%	4/1/38	36,195	40,518
	California GO	7.550%	4/1/39	35,880	57,542
	California GO	7.300%	10/1/39	75,015	114,105
	California GO	7.350%	11/1/39	6,705	10,259
	California GO	7.625%	3/1/40	9,100	14,522
	California GO	7.600%	11/1/40	64,585	105,830
	California Public Works Board Lease Revenue (Various Capital Projects)	8.361%	10/1/34	1,200	1,855
	Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	1,600	2,268
	Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	22,110	26,080
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	1,080	1,410
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	11,695	15,910
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	43,340	58,962
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	17,060	18,644
14	Commonwealth Financing Authority Pennsylvania Revenue	5.197%	6/1/26	2,500	2,814
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	19,285	20,405
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	282
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	2,000	2,559
	Duke University North Carolina Revenue	5.850%	4/1/37	30,450	41,206
	George Washington University	4.300%	9/15/44	3,000	3,435
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	32,657	41,937
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	5,460	7,412
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	1,500	1,892
	Houston TX GO	6.290%	3/1/32	2,220	2,719
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	17,330	23,218
	Kansas Development Finance Authority Revenue	4.727%	4/15/37	2,500	2,902
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	20,480	24,520
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	400	531

87

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Los Angeles CA Department of Water & Power Revenue	6.008%	7/1/39	1,200	1,562
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	20,715	31,311
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,900	2,953
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,000	2,446
	Los Angeles CA Unified School District GO	5.750%	7/1/34	900	1,152
	Los Angeles CA Unified School District GO	6.758%	7/1/34	41,675	57,602
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,100	19,870
15	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	9,660	12,237
	New Jersey Turnpike Authority Revenue	3.729%	1/1/36	6,750	7,112
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	14,432	22,720
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	42,463	65,047
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	17,658
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	18,210	25,675
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	9,919
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.282%	6/15/42	700	738
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	46,399
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	2,875	3,686
	New York City Transitional Finance Authority Future Tax Secured Revenue	3.430%	8/1/30	14,540	15,249
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	63,315	98,669
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	3,865	5,239
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.289%	3/15/33	7,325	8,839
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	15,975	19,829
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	200	257
	New York State GO	5.590%	3/1/35	1,000	1,301
	New York State Urban Development Corp	3.370%	3/15/30	8,405	8,779
	New York State Urban Development Corp.	3.900%	3/15/33	26,990	29,150
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	25,191	39,282
	Ohio State University General Receipts Revenue	4.910%	6/1/40	12,300	15,293
	Ohio State University General Receipts Revenue	4.800%	6/1/11	20,195	24,822
16	Oregon School Boards Association GO	4.759%	6/30/28	1,000	1,114
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	17,495	22,831
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	10,250	13,601
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	21,245	28,190
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	5,000	5,573
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	25,005	32,261
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	35,940	43,437
	President & Fellows of Harvard College	3.150%	7/15/46	17,450	17,536
	Sacramento CA Municipal Utility District Revenue	6.156%	5/15/36	905	1,209
	Sales Tax Securitization Corp	4.637%	1/1/40	15,870	17,735
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	38,995	38,453
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	4,990	5,822
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	10,450	14,158
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,565	6,348
	San Diego County CA Regional Airport Authority Revenue	5.594%	7/1/43	800	896
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	1,400	2,154

88

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	500	602
	University of California Regents Medical Center Revenue	6.548%	5/15/48	25,770	37,412
	University of California Regents Medical Center Revenue	6.583%	5/15/49	8,465	12,270
	University of California Revenue	4.601%	5/15/31	1,100	1,264
	University of California Revenue	5.770%	5/15/43	500	659
	University of California Revenue	3.931%	5/15/45	17,840	19,002
	University of California Revenue	4.858%	5/15/12	32,380	39,496
	University of California Revenue	4.767%	5/15/15	14,875	17,648
	University of North Carolina University System Revenue	3.327%	12/1/36	9,715	10,401
	University of Texas System Revenue Financing System Revenue	5.262%	7/1/39	11,500	15,033
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	8,915	10,874
	Washington GO	5.481%	8/1/39	900	1,152
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	3,500	3,759
14	Wisconsin GO	5.700%	5/1/26	2,115	2,407
Total Taxable Municipal Bonds (Cost $1,486,653)					1,847,383

				Shares
Temporary Cash Investments (5.8%)
Money Market Fund (3.5%)
17	Vanguard Market Liquidity Fund	2.386%		6,681,821	668,249

			Face
			Amount
			($000)
Repurchase Agreements (2.3%)
Bank of America Securities, LLC(Dated 7/31/19, Repurchase Value $33,502,000, collateralized by Government National Mortgage Assn. 3.500%, 5/20/49, with a value of $34,170,000)	2.560%	8/1/19	33,500	33,500
Barclays Capital Inc.(Dated 7/31/19, Repurchase Value $85,406,000, collateralized by U.S. Treasury Note/Bond 3.375%, 11/15/48, with a value of $87,108,000)	2.530%	8/1/19	85,400	85,400
Citigroup Global Markets Inc.(Dated 7/31/19, Repurchase Value $94,307,000, collateralized by U.S. Treasury Note/Bond 0.750%-3.125%, 8/15/19-5/15/48, with a value of $96,186,000)	2.520%	8/1/19	94,300	94,300
RBC Capital Markets LLC(Dated 7/31/19, Repurchase Value $71,605,000, collateralized by Federal Home Loan Mortgage Corp. 3.000%-4.500%, 11/1/46-6/1/49, and Federal National Mortgage Assn. 3.500%-4.500%, 11/1/25-1/1/57, with a value of $73,032,000)	2.540%	8/1/19	71,600	71,600
Wells Fargo & Co.(Dated 7/31/19, Repurchase Value $150,711,000, collateralized by Federal Home Loan Mortgage Corp. 3.000%-5.000%, 4/1/32-10/1/48, and Federal National Mortgage Assn. 1.870%-5.500%, 7/1/21-9/1/57, with a value of $153,714,000)	2.540%	8/1/19	150,700	150,700
				435,500
Total Temporary Cash Investments (Cost $1,103,720)				1,103,749

89

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.941% Semiannually	BNPSW	10/2/19	1.941%	1,800	15
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.916% Semiannually	GSCM	10/3/19	1.916%	4,500	34
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 2.035% Semiannually	JPMC	10/17/19	2.035%	1,800	26
5-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.857% Semiannually	DBAG	6/21/21	1.857%	3,600	62
					137
Put Swaptions
1-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 2.260% Semiannually	CITNA	8/23/19	2.260%	17,590	1
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.941% Semiannually	BNPSW	10/2/19	1.941%	1,800	16
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.916% Semiannually	GSCM	10/3/19	1.916%	4,500	47
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 2.035% Semiannually	JPMC	10/17/19	2.035%	1,800	11
5-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.857% Semiannually	DBAG	6/21/21	1.857%	3,600	56
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	BARC	8/21/19	0.600%	3,690	2
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	9/18/19	0.700%	7,440	4
					137
Total Options Purchased (Cost $348)					274
Total Investments (100.7%) (Cost $16,963,504)					19,071,918
Other Assets and Liabilities—Net (-0.7%)					(124,606)
Net Assets (100%)					18,947,312

1                 Securities with a value of $1,027,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.

2                 Securities with a value of $77,202,000 have been segregated as initial margin for open centrally cleared swap contracts.

3                 Securities with a value of $20,357,000 have been segregated as initial margin for open futures contracts.

4                 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5                 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6                 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2019.

7                 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8                 Inverse interest-only security.

9                 Interest-only security.

10          Face amount denominated in British pounds.

11          Face amount denominated in euro.

12          Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $779,428,000, representing 4.1% of net assets.

13          Face amount denominated in Mexican pesos.

14          Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

15          Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

16          Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).

90

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2019

17          Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

                        BARC—Barclays Bank plc.

                        BNPSW—BNP Paribas.

                        CITNA—Citibank N.A.

                        DBAG—Deutsche Bank AG.

                        GO—General Obligation Bond.

                        GSCM—Goldman Sachs Bank USA.

                        JPMC—JP Morgan Chase Bank.

                        LIBOR—London Interbank Offered Rate.

                        REMICS—Real Estate Mortgage Investment Conduits.

                        TBA—To Be Announced.

91

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA392 092019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  September 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 19, 2019

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.